Registration No. 333-197214
811-02091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 238

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Pivot Series Variable AnnuitySM

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2017 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Principal Pivot Series Variable AnnuitySM

Prospectus dated May 1, 2017

This prospectus describes Principal Pivot Series Variable AnnuitySM, an individual flexible premium deferred variable annuity (the “Contract”) issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (the "SAI") dated May 1, 2017, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Pivot Series Variable Annuity SM , Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You may allocate your investment in the Contract among the Separate Account divisions. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal Pivot Series Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.

SEPARATE ACCOUNT INVESTMENT OPTIONS
The following underlying mutual funds are available under the Contract:

ALPS Variable Insurance Trust — Class III	Invesco Variable Insurance Funds — Series II
• ALPS/Red Rocks Listed Private Equity Portfolio	• Balanced-Risk Allocation Fund
American Century Variable Portfolios, Inc.	• Global Health Care Fund
• Inflation Protection Fund — Class II	• International Growth Fund
• Value Fund — Class II	Janus Henderson Series — Service Shares
American Funds Insurance Series	• Flexible Bond Portfolio
• Asset Allocation Fund — Class 4	MFS — Service Class
• Blue Chip Income and Growth Fund — Class 4	• International Value Portfolio
• Global Small Capitalization Fund — Class 4	• New Discovery Series
• Managed Risk Asset Allocation Fund — Class P2	• Utilities Series
• Managed Risk Growth Fund — Class P2	Neuberger Berman Advisors Management Trust — Class S
• Managed Risk International Fund — Class P2	• Mid-Cap Growth Portfolio
• New World Fund — Class 4	PIMCO Variable Insurance Trust
BlackRock Variable Insurance Funds — Class III	• All Asset Portfolio — Advisor Class(1)
• Global Allocation V.I. Fund	• CommodityRealReturn Strategy Portfolio — Class M
• iShares Alternative Strategies V.I.	• High Yield Portfolio — Administrative Class
• iShares Dynamic Allocation V.I.	• Low Duration Portfolio — Advisor Class
• iShares Dynamic Fixed Income V.I.	• Total Return Portfolio — Administrative Class
• iShares Equity Appreciation V.I.	Principal Variable Contracts Funds — Class 2
• Value Opportunities V.I. Fund	• Core Plus Bond Account
Calvert Variable Products — Class F	• Diversified Balanced Managed Volatility Account(1)
• EAFE International Index Portfolio	• Diversified Growth Managed Volatility Account(1)
• Russell 2000 Small Cap Index Portfolio	• Diversified International Account
• S&P MidCap 400 Index Portfolio	• Equity Income Account
ClearBridge Variable — Class II	• Government & High Quality Bond Account
• Small Cap Growth Portfolio	• Income Account
Columbia VP — Class 2	• International Emerging Markets Account
• Limited Duration Credit Fund	• LargeCap Growth Account
• Small Cap Value Fund	• LargeCap Growth Account I
Delaware Variable Insurance Products — Service Class	• LargeCap S&P 500 Index Account
• Limited Term Diversified Income Series	• LargeCap Value Account
Deutsche Variable Insurance Portfolio	• Multi-Asset Income Account(1)
• Alternative Asset Allocation VIP — Class B(1)	• Principal Capital Appreciation Account
• Equity 500 Index VIP — Class B2	• Principal LifeTime 2020 Account(1)
• Small MidCap Value VIP — Class B	• Principal LifeTime 2030 Account(1)
Dreyfus Investment Portfolios — Service Shares	• Principal LifeTime 2040 Account(1)
• MidCap Stock Portfolio	• Principal LifeTime 2050 Account(1)
Fidelity Variable Insurance Products — Service Class 2	• Real Estate Securities Account
• Contrafund® Portfolio	• Short-Term Income Account
• Government Money Market Portfolio(2)	• SmallCap Account
• MidCap Portfolio	• Strategic Asset Management Balanced Portfolio(1)
• Overseas Portfolio	• Strategic Asset Management Conservative Balanced Portfolio(1)
Franklin Templeton Variable Insurance Products Trust	• Strategic Asset Management Conservative Growth Portfolio(1)
• Franklin Global Real Estate VIP Fund — Class 2	• Strategic Asset Management Flexible Income Portfolio(1)
• Franklin Rising Dividends VIP Fund — Class 4	• Strategic Asset Management Strategic Growth Portfolio(1)
• Templeton Global Bond VIP Fund — Class 4	Rydex Variable Insurance
Goldman Sachs Variable Insurance Trust — Service Shares	• Basic Materials Fund
• MidCap Value Fund	• Commodities Strategy Fund
• Multi-Strategy Alternatives Portfolio(1)	• NASDAQ 100 Fund
• SmallCap Equity Insights Fund	The Merger Fund VL
Guggenheim Investments Variable Insurance Funds	• The Merger Fund VL
• Global Managed Futures Strategy Fund	VanEck VIP Global Insurance Trust — Class S Shares
• Long Short Equity Fund	• Global Hard Assets Fund
• Multi-Hedge Strategies Fund
• Series F (Guggenheim Floating Rate Strategies Series)

(1)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(2)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

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An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell or solicitation of an offer to buy the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY
The terms defined below are used throughout this prospectus.
accumulated value – the sum of the values in the Separate Account divisions.
anniversary(ies) – the same day and month of each year following the contract issue date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment and deferred income payment, as applicable, is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract issue date – the date the Contract becomes effective and is used to determine contract years.
contract year – the one-year period beginning on the contract issue date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract issue date is February 5, 2015, the first contract year ends on February 4, 2016, and the first contract anniversary falls on February 5, 2016).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
deferred income transfers – moving a portion of your accumulated value to purchase a deferred income payment option.
division(s) - refer to the term “Separate Account division” in this Glossary.
Free Surrender Amount – the amount that can be surrendered without surrender charges.
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
inactive contract status – this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Deferred Income Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
investment options – the Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

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non-qualified contract – a contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382
owner – owns all the rights and privileges of this Contract (includes a joint owner, if any). If the owner is not a natural person, the owner must be an entity with its own taxpayer identification number.
premium payments – the total amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract accumulated value before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION (for applications signed on or after April 6, 2017)
For applications signed on or after April 6, 2017, the tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. If your application was signed before April 6, 2017, go to page 12 for your expense information.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge (as a percentage of amount surrendered)(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

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For applications signed on or after April 6, 2017, the following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	0.85%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	1.00%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.60%	0.45%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2016
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	18.74%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

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EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an application signature date on or after April 6, 2017 and reflects the maximum charges imposed if you were to purchase the Contract with the Annual Step-Up Death Benefit Rider and you surrender within 5 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2016 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (18.74%)	$2,479	$5,489	$7,563	$10,594	$2,033	$5,190	$7,433	$10,594	$2,033	$5,190	$7,433	$10,594
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$808	$1,362	$1,728	$2,823	$253	$778	$1,328	$2,823	$253	$778	$1,328	$2,823
For Condensed Financial Information, see Appendix A.

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SUMMARY OF EXPENSE INFORMATION (for applications signed before April 6, 2017)
For applications signed before April 6, 2017, the tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. If your application is signed on or after April 6, 2017, go to page 9 for your expense information.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge without the No Surrender Charge Rider ("Liquidity Max") (as a percentage of amount surrendered)(2)	6%	6%
Surrender charge with Liquidity Max (as a percentage of amount surrendered)	0%	0%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts without Liquidity Max (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

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For applications signed before April 6, 2017, the following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	1.00%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	1.15%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Liquidity Max (as a percentage of average daily Separate Account value)	0.55%	0.25%
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.35%	0.20%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2016
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	18.74%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

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EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an application signature date before April 6, 2017 and reflects the maximum charges imposed if you were to purchase the Contract without Liquidity Max and the Annual Step-Up Death Benefit Rider and you surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2016 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (18.74%)	2,471	5,474	7,546	10,584	2,025	5,173	7,415	10,584	2,025	5,173	7,415	10,584
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	798	1,334	1,677	2,724	243	747	1,277	2,724	243	747	1,277	2,724
Example 2
The example figures are based on a Contract with an application signature date before April 6, 2017 and reflects the maximum charges imposed if you were to purchase the Contract with Liquidity Max and the Annual Step-Up Death Benefit Rider and you do not surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2016 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (18.74%)	2,078	5,280	7,529	10,645	2,078	5,280	7,529	10,645	2,078	5,280	7,529	10,645
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	297	908	1,543	3,245	297	908	1,543	3,245	297	908	1,543	3,245
For Condensed Financial Information, see Appendix A.

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SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 8. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.

For information on how to purchase the Contract, see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Optional Riders
For applications signed before April 6, 2017, the following optional riders were available:

•	Liquidity Max (“No Surrender Charge Rider”) - see SECTION 2. CHARGES AND DEDUCTIONS

•	Return of Premium Death Benefit - see SECTION 6. DEATH BENEFIT

•	Annual Step-Up Death Benefit - see SECTION 6. DEATH BENEFIT
For applications signed on or after April 6, 2017, the following optional riders are available:

•	Return of Premium Death Benefit - see SECTION 6. DEATH BENEFIT

•	Annual Step-Up Death Benefit - see SECTION 6. DEATH BENEFIT
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options. A complete list of the divisions may be found in 10. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is no less than 15 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law (if applicable) requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.
See 1. THE CONTRACT for additional information.
Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis.

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Once the entire Contract accumulated value has been applied to an annuity payment option, transfers are not permitted.
See 1. THE CONTRACT and 3. TRANSFERS AND SURRENDERS for additional restrictions.
Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
A deferred income transfer may be canceled by you within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. DEFERRED INCOME RIDER for additional information.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for contracts without Liquidity Max, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for contracts with Liquidity Max there are no surrender charges for amounts surrendered;

•	full surrender of the Contract accumulated value may be subject to an annual Contract fee;

•
for contracts without Liquidity Max, if surrender charges are applicable, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge (See 2. CHARGES AND DEDUCTIONS);

•	surrenders before age 59½ may involve an income tax penalty (See 8. FEDERAL TAX MATTERS); and

•	deferred income transfers are not subject to surrender charges (See 4. DEFERRED INCOME RIDER).
Surrenders are not allowed for any amounts that have been applied to an annuity benefit payment option or deferred income payment option.
See 3. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	For applications signed before April 6, 2017:

•	Currently, an annual mortality and expense risks charge equal to 1.00% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.
• The following optional riders were available at an additional cost:

•
Liquidity Max ("No Surrender Charge Rider") - The current annual rider charge is 0.25% of the average daily accumulated value in the Separate Account divisions, deducted daily. The maximum annual rider charge is 0.55% of the average daily accumulated value in the Separate Account divisions, deducted daily.

•	Return of Premium Death Benefit Rider - The current annual rider charge is 0.20% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.35%.

•	Annual Step-Up Death Benefit Rider - The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

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•	For applications signed on or after April 6, 2017:

•	Currently, an annual mortality and expense risks charge equal to 0.85% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	The following optional riders are available at an additional cost:

•	Return of Premium Death Benefit Rider – The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

•	Annual Step-Up Death Benefit Rider – The current annual rider charge is 0.45% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.60%.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.
Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 5. THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 5. THE ANNUITIZATION PERIOD and 8. FEDERAL TAX MATTERS.

Death Benefit

•	The standard death benefit is the accumulated value.

•	At the time the application is signed, you may select one of the following death benefit riders if the oldest owner is younger than age 71 (for applications signed before April 1, 2017).

1.	Return of Premium Death Benefit Rider - the death benefit under this rider is the greater of:
(a)    the standard death benefit; or
(b)    the total of premium payments.

2.	Annual Step-Up Death Benefit Rider - the death benefit under this rider is the greatest of:
(a)    the standard death benefit; or
(b)     the total of premium payments; or

(c)	the highest accumulated value on any Contract anniversary prior to the lock-in date.
NOTE: For applications signed on or after April 6, 2017, the death benefit riders are available if the oldest owner is younger than age 80.
These death benefit amounts will be adjusted for premium payments, partial surrenders, partial annuitizations, and deferred income transfers.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
See 5. THE ANNUITIZATION PERIOD and 6. DEATH BENEFIT for additional information.
Deferred Income Rider
The Deferred Income Rider can provide you with a stream of income payments that will start at a date in the future that you select. Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered after the 10 day cancellation period; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.

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The Deferred Income Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
See 4. DEFERRED INCOME RIDER for additional information.
Contract Termination
If you do not have the Deferred Income Rider or you have the Deferred Income Rider and have not made deferred income transfers, the Contract will terminate:

•
If no premium payments are made during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
If you have the Deferred Income Rider and have made deferred income transfers, the Contract will terminate when all deferred income payments have been made and the Contract accumulated value is zero.
1. THE CONTRACT
Principal Pivot Series Variable AnnuitySM is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract issue date. The contract issue date is the date used to determine contract years, regardless of when the Contract is delivered.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.

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Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•	Subsequent premium payments must be at least $500 and can be made until the earlier of the annuitization date or the date the Contract changes to inactive contract status.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	Surrender charges apply as follows:

•	For applications signed before April 6, 2017, if Liquidity Max was elected, premium payments are not subject to surrender charges.

•
For applications signed before April 6, 2017, if Liquidity Max was not elected, all premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	For applications signed on or after April 6, 2017, all premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract unless you have the Deferred Income Rider and have made deferred income transfers. See 4. DEFERRED INCOME RIDER and 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Exchange Credit (for exchanges from our fixed deferred annuities)
Effective January 1, 2017, the Exchange Credit is no longer available.

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Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law (or other authority, if applicable), you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is no less than 15 days from the date you receive the Contract. The examination offer period may be longer in certain states.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In some states, we are required to return your premium payments. If we are required to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the Separate Account division value.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations, deferred income transfers, and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day and you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•your Exchange Credit (effective January 1, 2017, the Exchange Credit is no longer available); and
•transfers from another investment option
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division;
•as part of a deferred income transfer from the division; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).

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Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

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Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
No sales charge is collected or deducted when premium payments are applied under the Contract.
Liquidity Max ("No Surrender Charge Rider")
For applications signed on or after April 6, 2017, Liquidity Max is not available.
If you elected Liquidity Max (for applications signed before April 6, 2017), no surrender charges are assessed on total or partial surrenders. This rider cannot be terminated and applies to the entire Contract accumulated value.

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Surrender Charge (not applicable with Liquidity Max)
If you elected Liquidity Max (for applications signed before April 6, 2017), no surrender charges are assessed on total or partial surrenders. The remainder of this Surrender Charge subsection only applies to contracts without Liquidity Max.
A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge (as a percentage of amounts surrendered) for applications signed before April 6, 2017:

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender charge (as a percentage of amounts surrendered) for applications signed on or after April 6, 2017:

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described in this section; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.

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Free Surrender Amount
The Free Surrender Amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders, partial annuitizations, and deferred income transfers since the last Contract anniversary.
Any amount not taken under the Free Surrender Amount in a contract year is not added to the amount available under the Free Surrender Amount for any following contract year(s).
Unscheduled partial surrenders of the Free Surrender Amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	deferred income transfers applied to a deferred income payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider (not applicable with Liquidity Max)
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the owner or annuitant has a critical need; and

•	the critical need did not exist before the contract issue date.
For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract issue date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•	total and permanent disability — the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.

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Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract accumulated value for them when you make a premium payment, request a surrender (total or partial), request application of the accumulated value (full or partial) to an annuity benefit payment option, or make a deferred income transfer. Premium taxes generally range from 0% in most states to as high as 3.50% (premium taxes, if any, will vary from state to state).
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. For applications signed before April 1, 2017, the annual rate of the charge is 1.00%. For applications signed on or after April 1, 2017, the annual rate of the charge is 0.85% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 1.15% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.
This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.

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Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.30% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge, above.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If the Liquidity Max charge is not enough to cover our costs, we bear the loss. If the Liquidity Max charge is more than our costs, the excess is profit to the Company.
Optional Death Benefit Riders
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
Return of Premium Death Benefit Rider
For applications signed before April 6, 2017, the annual charge for this rider is 0.20% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.05% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.35% (0.0875% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
For applications signed on or after April 6, 2017, the annual charge for this rider is 0.35% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0875% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.50% (0.1250% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

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Annual Step-Up Death Benefit Rider
For applications signed before April 6, 2017, the annual charge for this rider is 0.35% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0875% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.50% (0.1250% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
For applications signed on or after April 6, 2017, the annual charge for this rider is 0.45% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.1125% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.60% (0.1500% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
3. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
Unscheduled Transfers
You may make unscheduled division transfers from one division to another division.

•	Transfer values are calculated using the price next determined after we receive your request in good order.

•
We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at our sole discretion any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple contracts for which he or she is not the owner.

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Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. The transfers do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:

•	quarterly (on a calendar year or contract year basis); or

•	semiannually or annually (on a contract year basis).

•	You may rebalance by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Growth division and 50% in the Government & High Quality Bond division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Growth division, with the remaining 40% in the Government & High Quality Bond division. By rebalancing, units from the LargeCap Growth division are redeemed and applied to the Government & High Quality Bond division so that 50% of the Separate Account division value is once again in each division.

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Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers to purchase deferred income payments.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
A deferred income transfer may be canceled within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. DEFERRED INCOME RIDER for additional information.
Surrenders
You may surrender all or part your Contract accumulated value by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request in good order. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 8. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender with Deferred Income Rider
When deferred income transfers have not been made:

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•
If you have collaterally assigned this Contract, you must obtain written consent of all collateral assignees prior to surrender. A collateral assignment is an agreement under which you assign these annuity benefits to a lender as collateral for a loan.

When deferred income transfers have been made:

•
You may surrender the Contract accumulated value at any time before the annuitization date. Except for the Deferred Income Rider and its benefits, all other Contract provisions will then change to inactive contract status.  Any deferred income payments will be paid according to the deferred income payment option and frequency you selected. If the Contract changes to inactive contract status during the deferred income transfer 10 day cancellation period and you elect to cancel that deferred income transfer, the Contract will return to active status. See 4. DEFERRED INCOME RIDER for additional information.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	The written consent of all collateral assignees must be obtained prior to surrender.

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Total Surrender without Deferred Income Rider

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	We will not allow an unscheduled partial surrender that will result in your accumulated value being less than $5,000; we reserve the right to increase this amount up to and including $10,000.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.

•	The written consent of all collateral assignees must be obtained prior to partial surrender.
4. DEFERRED INCOME RIDER
The Deferred Income Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.

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While we guarantee future deferred income payments based on amounts transferred to the Deferred Income Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of the deferred income transfers.
Deferred Income Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Deferred Income Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Deferred Income Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.

•	Deferred income transfers will be treated as partial surrenders under the contract.

•	Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.

•	Deferred income transfers are not allowed during the first two contract years.

•	You cannot make deferred income transfers if there are joint owners and/or joint annuitants.

•	You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).

•	If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.

•	Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

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Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will elect the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also elect one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Deferred Income Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Deferred Income Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.

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If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:

1.	The deferred income transfers made;

2.	The income start date you selected;

3.	The deferred income payment option and the frequency of deferred income payments you elected;

4.	The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and

5.	The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.

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SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:

1.	The deferred income payment on the income start date, multiplied by

2.	The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by

3.	The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:

1.	The CPI-U is discontinued, delayed, or otherwise not available for this use; or

2.	The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.

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Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Deferred Income Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.

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Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:

1.	The beginning and end dates of the current period;

2.	The deferred income transfers made, by date received;

3.	The deferred income payment purchased by each deferred income transfer during the current period;

4.	The income start date;

5.	The deferred income payment option; and

6.	The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:

1.	The contract terminates; or

2.	Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
5. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date on your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date that is prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled unless deferred income transfers have been made (see 4. DEFERRED INCOME RIDER). You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

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Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to tax penalties (see 8. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to partially annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization. If the amount applied to a benefit option results in an annuity income payment that is less than the minimum requirement, we reserve the right to change the frequency of your income payments to an interval that will result in a payment amount of at least the minimum requirement.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected;

•	age and gender of the annuitant (unless fixed period income option is selected);

•	frequency of the annuity benefit payments; and

•	duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. Minimum annuity benefit payment amounts will be based on the 2012 Individual Annuity Mortality Period Life Table as stated in the Contract. This basis is guaranteed for the life of the Contract for the following fixed annuity benefit payment options: Life Income, Life Income with Period Certain, Joint and Survivor Life Income, and Joint and Survivor Life Income Period Certain. Other annuity benefit payment options may be available without this guaranteed basis.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.

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You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract. The annuity benefit payment amount will not be less than the annuity benefit payment amount that would be provided by using the accumulated value to purchase any Principal Life Insurance Company single premium immediate annuity contract offered to the same class of annuitants. These options may include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life with Cash Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, the balance is paid to you or the person(s) you designate.

•
Life with Installment Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, payments continue to you or the person(s) you designate until they equal the amount of the accumulated value applied.

Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

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6. DEATH BENEFIT
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Deferred Income Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see 4. DEFERRED INCOME RIDER.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

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The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80 . The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See 2. CHARGES AND DEDUCTIONS for more information.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:

1.	the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or

2.	the death of the owner; or

3.	the date the Contract owner is changed (unless changed to a non-natural owner); or

4.	the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.

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If you elected this rider, the death benefit amount is the greater of a or b, where:

a =	the accumulated value on the date we receive proof of death and all required documents; and

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.

NOTE:
If an amount is transferred from the Deferred Income Rider back to the accumulated value (as described in 4. DEFERRED INCOME RIDER), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amount determined in b above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.

Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:

a =	the accumulated value on the date we receive proof of death and all required documents;

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and

c =
the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80 th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80 th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.

NOTE:
If an amount is transferred from the Deferred Income Rider back to the accumulated value (as described in 4. DEFERRED INCOME RIDER), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

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7. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed, the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment and any deferred income payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

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You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If you have the Deferred Income Rider and deferred income transfers have been made, the annuitant may not be changed. See 4. DEFERRED INCOME RIDER.
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER. Termination of the Contract will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender, deferred income transfer (except during the 10 day cancellation period), or partial annuitization. If you return a partial surrender or partial annuitization, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the amounts reinstated; and

•	new data page is sent to your address of record.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.

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We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and Separate Account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.5% of premium payments by the Company for the distribution of the Contract. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. PSI currently receives 12b-1 fees for Principal Variable Contracts Funds.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.

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Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described in this section vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
8. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.

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The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments and deferred income payments:

•
The basic rule for taxing annuity benefit payments/deferred income payments is that part of each annuity benefit payment/deferred income payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment/deferred income payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment/deferred income payment is includable in gross income for the year received.

•	The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment/deferred income payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur an income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.

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Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions: There is a 10% penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions; or

•	for amounts levied by the IRS directly against your IRA.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.

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In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Amounts received under the Contract may be subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
9. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

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Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisors that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

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We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B; the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

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We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisors, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

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Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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10. TABLE OF SEPARATE ACCOUNT DIVISIONS

ALPS/Red Rocks Listed Private Equity Division

Invests in:	ALPS/Red Rocks Listed Private Equity Fund – Class III
Investment Advisor:	ALPS Advisors/Red Rocks Capital LLC
Investment Objective:	seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Value Division

Invests in:	American Century VP Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Asset Allocation Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide you a high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Insurance Series Blue Chip Income and Growth Division

Invests in:	American Funds Insurance Series Blue Chip Income and Growth Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

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American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Managed Risk Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Managed Risk Asset Allocation Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk Growth Fund Division

Invests in:	American Funds Insurance Series Managed Risk Growth Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks growth of capital while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk International Fund Division

Invests in:	American Funds Insurance Series Managed Risk International Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks long-term grown of capital while seeking to manage volatility and provide downside protection.

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American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Alternative Strategies Division

Invests in:	BlackRock iShares Alternative Strategies V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to achieve long term growth of capital and risk adjusted returns.

BlackRock iShares Dynamic Allocation Division

Invests in:	BlackRock iShares Dynamic Allocation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Dynamic Fixed Income Division

Invests in:	BlackRock iShares Dynamic Fixed Income V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Equity Appreciation Division

Invests in:	BlackRock iShares Equity Appreciation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide growth of capital.

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BlackRock Value Opportunities Division

Invests in:	BlackRock Value Opportunities V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks long-term growth of capital.

Calvert EAFE International Index Division

Invests in:	Calvert VP EAFE International Index Fund – Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 SmallCap Index Division

Invests in:	Calvert VP Russell 2000 SmallCap Index Fund – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division

Invests in:	Calvert VP S&P MidCap 400 Index Fund – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

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ClearBridge Small Cap Growth Division

Invests in:	ClearBridge Variable Small Cap Growth Portfolio – Class II
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

Columbia Small Cap Value Division

Invests in:	Columbia VP Small Cap Value Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with long-term capital appreciation.

Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

Deutsche Alternative Asset Allocation Division (This underlying mutual fund is a fund of funds)

Invests in:	Deutsche Alternative Asset Allocation VIP – Class B
Investment Advisor:	RREEF America LLC through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks capital appreciation.

58

Deutsche Equity 500 Index Division

Invests in:	Deutsche Equity 500 Index VIP – Class B2
Investment Advisor:	Deutsche Investment Management Americas Inc. and Northern Trust Investment, Inc.
Investment Objective:
seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.

Deutsche Small MidCap Value Division

Invests in:	Deutsche Small MidCap Value VIP – Class B
Investment Advisor:	Dreman Value Management, L.L.C. through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Dreyfus IP MidCap Stock Division

Invests in:	Dreyfus IP MidCap Stock Portfolio – Service Share
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

59

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

Franklin Rising Dividends VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 4
Investment Advisor:	Franklin Advisory Services LLC
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

60

Goldman Sachs VIT Multi-Strategy Alternatives Division (This underlying mutual fund is a fund of funds)

Invests in:	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

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Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

Invesco Balanced-Risk Allocation Division

Invests in:	Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks total return with a low to moderate correlation to traditional financial market indices.

Invesco Global Health Care Division

Invests in:	Invesco V.I. Global Health Care Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division (f.k.a. Janus Aspen Flexible Bond Division)

Invests in:	Janus Henderson Series Flexible Bond Portfolio – Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

62

MFS International Value Division

Invests in:	MFS® International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division

Invests in:	MFS® New Discovery Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS Utilities Division

Invests in:	MFS® Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

Neuberger Berman AMT Mid-Cap Growth Division

Invests in:	Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks growth of capital.

PIMCO All Asset Division (This underlying mutual fund is a fund of funds)

Invests in:	PIMCO VIT All Asset Portfolio – Advisor Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

63

PIMCO CommodityRealReturn® Strategy Division

Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio – Class M
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

64

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

65

Income Division

Invests in:	Principal Variable Contracts Funds Income Account – Class 2
Investment Advisor:	Edge Asset Management
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 2
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 2
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

66

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 2
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

67

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 2
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

69

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Strategic Growth Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk..

Rydex Basic Materials Division

Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:
seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

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Rydex NASDAQ 100 Division

Invests in:	Rydex VI NASDAQ 100 Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.

Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

The Merger Fund Division

Invests in:	The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	seeks to provide attractive risk-adjusted returns in virtually all market environments while preserving investor capital and minimizing volatility based risk.

VanEck VIP Global Hard Assets Division

Invests in:	VanEck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

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11. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-197214 and 811-02091.
12. TABLE OF CONTENTS OF THE SAI

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	13
Deferred Income Disclosure	16
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	17
Financial Statements	18
Principal Life Insurance Company
Report of Independent Auditors	241
Consolidated Financial Statements	242
To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

72

APPENDIX A - CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract for the periods ended December 31.

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2016	$8.982	$9.587	6.74%	-
2015(1)	10.000	8.982	-10.18	-
American Century VP Inflation Protection
2016	9.584	9.890	3.19	2
2015	9.940	9.584	-3.58	2
2014(2)	10.000	9.940	-0.60	-
American Century VP Value
2016	9.626	11.445	18.90	11
2015	10.145	9.626	-5.12	12
2014(2)	10.000	10.145	1.45	2
American Funds Asset Allocation
2016	9.707	10.476	7.92	29
2015(1)	10.000	9.707	-2.93	27
American Funds Blue Chip Income and Growth
2016	9.785	11.463	17.15	45
2015	10.227	9.785	-4.32	41
2014(2)	10.000	10.227	2.27	7
American Funds Global Small Capitalization
2016	9.746	9.812	0.68	6
2015	9.861	9.746	-1.17	6
2014(2)	10.000	9.861	-1.39	1
American Funds Managed Risk Asset Allocation
2016	9.690	10.276	6.05	13
2015	9.908	9.690	-2.20	2
2014(2)	10.000	9.908	-0.92	-
American Funds Managed Risk Growth
2016	9.740	9.871	1.34	8
2015	9.784	9.740	-0.45	8
2014(2)	10.000	9.784	-2.16	3
American Funds Managed Risk International
2016	8.717	8.355	-4.15	3
2015	9.434	8.717	-7.60	3
2014(2)	10.000	9.434	-5.66	2
American Funds New World
2016	8.600	8.931	3.85	25
2015	9.003	8.600	-4.48	27
2014(2)	10.000	9.003	-9.97	6
BlackRock Global Allocation VI
2016	9.303	9.547	2.62	-
2015(1)	10.000	9.303	-6.97	-

Appendix A – Condensed Financial Information    73

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
BlackRock iShares Alternative Strategies VI
2016	$9.294	$9.760	5.01%	3
2015(1)	10.000	9.294	-7.06	-
BlackRock iShares Dynamic Allocation VI
2016	9.148	9.601	4.95	-
2015(1)	10.000	9.148	-8.52	-
BlackRock iShares Dynamic Fixed Income VI
2016	9.704	9.912	2.14	-
2015(1)	10.000	9.704	-2.96	-
BlackRock iShares Equity Appreciation VI
2016	8.668	9.345	7.81	-
2015(1)	10.000	8.668	-13.32	-
BlackRock Value Opportunities VI
2016	9.002	10.982	22.00	-
2015(1)	10.000	9.002	-9.98	-
Calvert EAFE International Index
2016	8.979	8.898	-0.90	1
2015	9.254	8.979	-2.97	-
2014(2)	10.000	9.254	-7.46	-
Calvert Russell 2000 Small Cap
2016	9.801	11.688	19.25	5
2015	10.481	9.801	-6.49	8
2014(2)	10.000	10.481	4.81	1
Calvert S&P MidCap 400
2016	9.817	11.642	18.59	38
2015	10.227	9.817	-4.01	28
2014(2)	10.000	10.227	2.27	2
ClearBridge Small Cap Growth
2016	9.480	9.891	4.34	-
2015(1)	10.000	9.480	-5.20	-
Columbia Limited Duration Credit
2016	9.576	9.967	4.08	-
2015(1)	10.000	9.576	-4.24	-
Columbia Small Cap Value
2016	9.102	11.944	31.22	9
2015(1)	10.000	9.102	-8.98	-
Delaware VIP Limited Term Diversified Income
2016	9.878	9.934	0.57	1
2015(1)	10.000	9.878	-1.22	-
Deutsche Alternative Asset Allocation VIP
2016	9.078	9.422	3.79	-
2015	9.826	9.078	-7.61	-
2014(2)	10.000	9.826	-1.74	-
Deutsche Equity 500 Index VIP
2016	10.209	11.222	9.92	41
2015	10.249	10.209	-0.39	29
2014(2)	10.000	10.249	2.49	2

Appendix A – Condensed Financial Information    74

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Deutsche Small Mid Cap Value VIP
2016	$9.751	$11.227	15.14%	5
2015	10.087	9.751	-3.33	2
2014(2)	10.000	10.087	0.87	-
Dreyfus IP MidCap Stock
2016	9.274	10.562	13.89	6
2015(1)	10.000	9.274	-7.26	2
Fidelity VIP Contrafund®
2016	10.091	10.747	6.50	64
2015	10.166	10.091	-0.74	62
2014(2)	10.000	10.166	1.66	10
Fidelity VIP Government Money Market
2016(3)	10.000	9.898	-1.02	25
Fidelity VIP MidCap
2016	9.781	10.822	10.64	47
2015	10.058	9.781	-2.75	59
2014(2)	10.000	10.058	0.58	14
Fidelity VIP Overseas
2016	9.633	9.021	-6.35	6
2015	9.433	9.633	2.12	6
2014(2)	10.000	9.433	-5.67	-
Franklin Global Real Estate VIP
2016	10.496	10.432	-0.61	18
2015	10.557	10.496	-0.58	20
2014(2)	10.000	10.557	5.57	2
Franklin Rising Dividends VIP
2016	9.841	11.279	14.61	35
2015	10.343	9.841	-4.85	17
2014(2)	10.000	10.343	3.43	1
Franklin Templeton Global Bond VIP
2016	9.215	9.371	1.69	37
2015	9.750	9.215	-5.49	36
2014(2)	10.000	9.750	-2.50	2
Goldman Sachs VIT MidCap Value
2016	9.166	10.265	11.99	14
2015	10.248	9.166	-10.56	14
2014(2)	10.000	10.248	2.48	1
Goldman Sachs VIT Multi-Strategy Alternatives
2016	9.341	9.261	-0.86	-
2015(1)	10.000	9.341	-6.59	-
Goldman Sachs VIT SmallCap Equity Insights
2016	10.237	12.446	21.58	5
2015	10.620	10.237	-3.61	5
2014(2)	10.000	10.620	6.20	-
Guggenheim Floating Rate Strategies Series F
2016	9.895	10.620	7.33	3
2015	9.937	9.895	-0.42	3
2014(2)	10.000	9.937	-0.63	-
Appendix A – Condensed Financial Information    75

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Global Managed Futures Strategy
2016	$10.463	$8.816	-15.74%	8
2015	10.751	10.463	-2.68	8
2014(2)	10.000	10.751	7.51	2
Guggenheim Long Short Equity
2016	10.456	10.404	-0.50	4
2015	10.446	10.456	0.10	4
2014(2)	10.000	10.446	4.46	4
Guggenheim Multi-Hedge Strategies
2016	10.331	10.163	-1.63	1
2015	10.261	10.331	0.68	1
2014(2)	10.000	10.261	2.61	-
Invesco V.I. Balanced-Risk Allocation
2016	9.528	10.504	10.24	4
2015	10.082	9.528	-5.49	2
2014(2)	10.000	10.082	0.82	-
Invesco V.I. Global Health Care
2016	10.516	9.181	-12.69	22
2015	10.339	10.516	1.71	30
2014(2)	10.000	10.339	3.39	6
Invesco V.I. International Growth
2016	9.252	9.082	-1.84	33
2015	9.610	9.252	-3.73	24
2014(2)	10.000	9.610	-3.90	3
Janus Aspen Flexible Bond
2016	9.930	10.034	1.05	48
2015	10.051	9.930	-1.20	28
2014(2)	10.000	10.051	0.51	2
MFS International Value
2016	10.337	10.611	2.65	33
2015	9.835	10.337	5.10	30
2014(2)	10.000	9.835	-1.65	6
MFS New Discovery
2016	9.147	9.838	7.55	6
2015(1)	10.000	9.147	-8.53	-
MFS Utilities
2016	8.261	9.084	9.96	23
2015	9.804	8.261	-15.74	28
2014(2)	10.000	9.804	-1.96	11
Neuberger Berman AMT Mid Cap Growth
2016	9.191	9.464	2.97	2
2015(1)	10.000	9.191	-8.09	2
PIMCO VIT All Asset
2016	8.766	9.784	11.61	-
2015(1)	10.000	8.766	-12.34	-
PIMCO VIT Commodity Real Return Strategy
2016	7.236	8.199	13.31	1
2015(1)	10.000	7.236	-27.64	-

Appendix A – Condensed Financial Information    76

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT High Yield Portfolio
2016	$9.610	$10.684	11.18%	36
2015	9.883	9.610	-2.76	34
2014(2)	10.000	9.883	-1.17	-
PIMCO VIT Low Duration
2016	9.890	9.905	0.15	1
2015(1)	10.000	9.890	-1.10	1
PIMCO VIT Total Return
2016	10.036	10.187	1.50	28
2015	10.110	10.036	-0.73	26
2014(2)	10.000	10.110	1.10	-
Rydex Basic Materials
2016	7.715	9.980	29.36	7
2015(1)	10.000	7.715	-22.85	-
Rydex Commodities Strategy
2016	4.633	5.057	9.15	20
2015	7.080	4.633	-34.56	2
2014(2)	10.000	7.080	-29.20	1
Rydex NASDAQ 100
2016	11.004	11.529	4.77	17
2015	10.284	11.004	7.00	25
2014(2)	10.000	10.284	2.84	9
The Merger Fund VL
2016	9.651	9.774	1.27	-
2015(1)	10.000	9.651	-3.49	-
Van Eck VIP Global Hard Assets
2016	4.995	7.082	41.78	24
2015	7.613	4.995	-34.39	41
2014(2)	10.000	7.613	-23.87	13
Core Plus Bond
2016	9.735	9.991	2.63	15
2015(1)	10.000	9.735	-2.65	-
Diversified Balanced Managed Volatility
2016	10.049	10.571	5.19	16
2015	10.164	10.049	-1.13	17
2014(2)	10.000	10.164	1.64	1
Diversified Growth Managed Volatility
2016	10.033	10.668	6.33	31
2015	10.143	10.033	-1.08	30
2014(2)	10.000	10.143	1.43	3
Diversified International
2016	9.211	9.116	-1.03	14
2015	9.379	9.211	-1.79	14
2014(2)	10.000	9.379	-6.21	3
Equity Income
2016	9.693	11.061	14.11	43
2015	10.230	9.693	-5.25	45
2014(2)	10.000	10.230	2.30	6

Appendix A – Condensed Financial Information    77

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Government & High Quality Bond
2016	$10.074	$10.112	0.38%	102
2015	10.123	10.074	-0.48	80
2014(2)	10.000	10.123	1.23	1
Income
2016	9.701	10.119	4.31	11
2015(1)	10.000	9.701	-2.99	-
International Emerging Markets
2016	7.795	8.410	7.89	3
2015(1)	10.000	7.795	-22.05	-
LargeCap Growth
2016	10.473	9.797	-6.45	20
2015	10.116	10.473	3.53	22
2014(2)	10.000	10.116	1.16	-
LargeCap Growth I
2016	9.995	9.986	-0.09	-
2015(1)	10.000	9.995	-0.05	38
LargeCap S&P 500 Index
2016	9.657	10.626	10.03	9
2015(1)	10.000	9.657	-3.43	3
LargeCap Value
2016	9.580	10.217	6.65	-
2015(1)	10.000	9.580	-4.20	-
Multi-Asset Income
2016(4)	10.000	10.390	3.90	-
Principal Capital Appreciation
2016	10.397	11.188	7.61	22
2015	10.318	10.397	0.77	29
2014(2)	10.000	10.318	3.18	19
Principal LifeTime 2020
2016	9.397	9.806	4.35	-
2015(1)	10.000	9.397	-6.03	-
Principal LifeTime 2030
2016	9.345	9.751	4.34	1
2015(1)	10.000	9.345	-6.55	-
Principal LifeTime 2040
2016	9.321	9.690	3.96	-
2015(1)	10.000	9.321	-6.79	-
Principal LifeTime 2050
2016	9.307	9.682	4.03	7
2015(1)	10.000	9.307	-6.93	3
Real Estate Securities
2016	11.709	12.215	4.32	80
2015	11.388	11.709	2.82	75
2014(2)	10.000	11.388	13.88	15

Appendix A – Condensed Financial Information    78

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2016	$9.819	$10.349	5.40%	191
2015	10.041	9.819	-2.21	209
2014(2)	10.000	10.041	0.41	55
SAM Conservative Balanced
2016	9.833	10.311	4.86	170
2015	10.040	9.833	-2.06	160
2014(2)	10.000	10.040	0.40	24
SAM Conservative Growth
2016	9.804	10.348	5.55	445
2015	10.053	9.804	-2.48	463
2014(2)	10.000	10.053	0.53	42
SAM Flexible Income
2016	9.761	10.299	5.51	127
2015	10.029	9.761	-2.67	135
2014(2)	10.000	10.029	0.29	2
SAM Strategic Growth
2016	9.787	10.246	4.69	142
2015	10.089	9.787	-2.99	135
2014(2)	10.000	10.089	0.89	60
Short-Term Income
2016	9.950	10.034	0.84	45
2015	10.006	9.950	-0.56	33
2014(2)	10.000	10.006	0.06	1
SmallCap
2016	9.136	10.581	15.82	65
2015(1)	10.000	9.136	-8.64	66

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

(3)	Commenced Operations on April 8, 2016

(4)	Commenced Operations on May 21, 2016

Appendix A – Condensed Financial Information    79

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2016	$8.968	$9.548	6.47%	3
2015(1)	10.000	8.968	-10.32	3
American Century VP Inflation Protection
2016	9.553	9.834	2.94	14
2015	9.933	9.553	-3.83	4
2014(2)	10.000	9.933	-0.67	2
American Century VP Value
2016	9.595	11.380	18.60	37
2015	10.138	9.595	-5.36	23
2014(2)	10.000	10.138	1.38	1
American Funds Asset Allocation
2016	9.692	10.433	7.65	28
2015(1)	10.000	9.692	-3.08	56
American Funds Blue Chip Income and Growth
2016	9.754	11.398	16.85	48
2015	10.220	9.754	-4.56	51
2014(2)	10.000	10.220	2.20	3
American Funds Global Small Capitalization
2016	9.715	9.757	0.43	9
2015	9.854	9.715	-1.41	8
2014(2)	10.000	9.854	-1.46	-
American Funds Managed Risk Asset Allocation
2016	9.659	10.217	5.78	14
2015	9.901	9.659	-2.44	5
2014(2)	10.000	9.901	-0.99	-
American Funds Managed Risk Growth
2016	9.709	9.815	1.09	9
2015	9.777	9.709	-0.70	8
2014(2)	10.000	9.777	-2.23	-
American Funds Managed Risk International
2016	8.690	8.308	-4.40	2
2015	9.427	8.690	-7.82	1
2014(2)	10.000	9.427	-5.73	-
American Funds New World
2016	8.573	8.880	3.58	12
2015	8.997	8.573	-4.71	18
2014(2)	10.000	8.997	-10.03	-
BlackRock Global Allocation VI
2016	9.289	9.508	2.36	7
2015(1)	10.000	9.289	-7.11	6
BlackRock iShares Alternative Strategies VI
2016	9.280	9.720	4.74	1
2015(1)	10.000	9.280	-7.20	1
BlackRock iShares Dynamic Allocation VI
2016	9.134	9.562	4.69	-
2015(1)	10.000	9.134	-8.66	-

Appendix A – Condensed Financial Information    80

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
BlackRock iShares Dynamic Fixed Income VI
2016	$9.689	$9.871	1.88%	5
2015(1)	10.000	9.689	-3.11	-
BlackRock iShares Equity Appreciation VI
2016	8.655	9.307	7.53	1
2015(1)	10.000	8.655	-13.45	1
BlackRock Value Opportunities VI
2016	8.988	10.937	21.68	3
2015(1)	10.000	8.988	-10.12	-
Calvert EAFE International Index
2016	8.950	8.847	-1.15	1
2015	9.247	8.950	-3.21	1
2014(2)	10.000	9.247	-7.53	1
Calvert Russell 2000 Small Cap
2016	9.770	11.621	18.95	8
2015	10.473	9.770	-6.71	3
2014(2)	10.000	10.473	4.73	1
Calvert S&P MidCap 400
2016	9.785	11.576	18.30	27
2015	10.220	9.785	-4.26	21
2014(2)	10.000	10.220	2.20	1
ClearBridge Small Cap Growth
2016	9.466	9.851	4.07	1
2015(1)	10.000	9.466	-5.34	1
Columbia Limited Duration Credit
2016	9.561	9.926	3.82	-
2015(1)	10.000	9.561	-4.39	1
Columbia Small Cap Value
2016	9.088	11.895	30.89	12
2015(1)	10.000	9.088	-9.12	8
Delaware VIP Limited Term Diversified Income
2016	9.862	9.893	0.31	2
2015(1)	10.000	9.862	-1.38	1
Deutsche Alternative Asset Allocation VIP
2016	9.049	9.368	3.53	5
2015	9.819	9.049	-7.84	4
2014(2)	10.000	9.819	-1.81	-
Deutsche Equity 500 Index VIP
2016	10.176	11.158	9.65	41
2015	10.242	10.176	-0.64	38
2014(2)	10.000	10.242	2.42	4
Deutsche Small Mid Cap Value VIP
2016	9.720	11.163	14.85	10
2015	10.080	9.720	-3.57	9
2014(2)	10.000	10.080	0.80	-
Dreyfus IP MidCap Stock
2016	9.260	10.519	13.60	4
2015(1)	10.000	9.260	-7.40	3

Appendix A – Condensed Financial Information    81

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Contrafund®
2016	$10.059	$10.686	6.23%	75
2015	10.159	10.059	-0.98	64
2014(2)	10.000	10.159	1.59	3
Fidelity VIP Government Money Market
2016(3)	10.000	9.876	-1.24	366
Fidelity VIP MidCap
2016	9.749	10.760	10.37	44
2015	10.050	9.749	-3.00	36
2014(2)	10.000	10.050	0.50	1
Fidelity VIP Overseas
2016	9.602	8.970	-6.58	9
2015	9.427	9.602	1.86	6
2014(2)	10.000	9.427	-5.73	-
Franklin Global Real Estate VIP
2016	10.462	10.373	-0.85	18
2015	10.549	10.462	-0.82	18
2014(2)	10.000	10.549	5.49	2
Franklin Rising Dividends VIP
2016	9.810	11.215	14.32	37
2015	10.336	9.810	-5.09	31
2014(2)	10.000	10.336	3.36	6
Franklin Templeton Global Bond VIP
2016	9.186	9.318	1.44	35
2015	9.743	9.186	-5.72	51
2014(2)	10.000	9.743	-2.57	5
Goldman Sachs VIT MidCap Value
2016	9.137	10.206	11.70	31
2015	10.241	9.137	-10.78	37
2014(2)	10.000	10.241	2.41	1
Goldman Sachs VIT Multi-Strategy Alternatives
2016	9.327	9.223	-1.12	-
2015(1)	10.000	9.327	-6.73	1
Goldman Sachs VIT SmallCap Equity Insights
2016	10.204	12.375	21.28	3
2015	10.613	10.204	-3.85	6
2014(2)	10.000	10.613	6.13	-
Guggenheim Floating Rate Strategies Series F
2016	9.864	10.559	7.05	6
2015	9.930	9.864	-0.66	6
2014(2)	10.000	9.930	-0.70	1
Guggenheim Global Managed Futures Strategy
2016	10.430	8.766	-15.95	-
2015	10.743	10.430	-2.91	2
2014(2)	10.000	10.743	7.43	-

Appendix A – Condensed Financial Information    82

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Long Short Equity
2016	$10.423	$10.345	-0.75%	4
2015	10.438	10.423	-0.14	5
2014(2)	10.000	10.438	4.38	1
Guggenheim Multi-Hedge Strategies
2016	10.298	10.106	-1.86	5
2015	10.253	10.298	0.44	5
2014(2)	10.000	10.253	2.53	-
Invesco V.I. Balanced-Risk Allocation
2016	9.498	10.444	9.96	16
2015	10.075	9.498	-5.73	18
2014(2)	10.000	10.075	0.75	-
Invesco V.I. Global Health Care
2016	10.483	9.129	-12.92	61
2015	10.332	10.483	1.46	48
2014(2)	10.000	10.332	3.32	-
Invesco V.I. International Growth
2016	9.222	9.031	-2.07	13
2015	9.603	9.222	-3.97	22
2014(2)	10.000	9.603	-3.97	1
Janus Aspen Flexible Bond
2016	9.898	9.977	0.80	36
2015	10.044	9.898	-1.45	52
2014(2)	10.000	10.044	0.44	5
MFS International Value
2016	10.304	10.551	2.40	22
2015	9.828	10.304	4.84	24
2014(2)	10.000	9.828	-1.72	-
MFS New Discovery
2016	9.132	9.798	7.29	3
2015(1)	10.000	9.132	-8.68	2
MFS Utilities
2016	8.235	9.033	9.69	75
2015	9.797	8.235	-15.94	61
2014(2)	10.000	9.797	-2.03	4
Neuberger Berman AMT Mid Cap Growth
2016	9.176	9.425	2.71	3
2015(1)	10.000	9.176	-8.24	3
PIMCO VIT All Asset
2016	8.752	9.744	11.33	5
2015(1)	10.000	8.752	-12.48	-
PIMCO VIT Commodity Real Return Strategy
2016	7.225	8.166	13.02	1
2015(1)	10.000	7.225	-27.75	1
PIMCO VIT High Yield Portfolio
2016	9.579	10.623	10.90	35
2015	9.876	9.579	-3.01	45
2014(2)	10.000	9.876	-1.24	2

Appendix A – Condensed Financial Information    83

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT Low Duration
2016	$9.875	$9.864	-0.11%	1
2015(1)	10.000	9.875	-1.25	1
PIMCO VIT Total Return
2016	10.004	10.129	1.25	23
2015	10.103	10.004	-0.98	27
2014(2)	10.000	10.103	1.03	4
Rydex Basic Materials
2016	7.702	9.939	29.04	28
2015(1)	10.000	7.702	-22.98	-
Rydex Commodities Strategy
2016	4.618	5.028	8.88	7
2015	7.075	4.618	-34.73	1
2014(2)	10.000	7.075	-29.25	1
Rydex NASDAQ 100
2016	10.969	11.464	4.51	33
2015	10.277	10.969	6.73	34
2014(2)	10.000	10.277	2.77	-
The Merger Fund VL
2016	9.636	9.734	1.02	-
2015(1)	10.000	9.636	-3.64	-
Van Eck VIP Global Hard Assets
2016	4.979	7.041	41.41	16
2015	7.608	4.979	-34.56	5
2014(2)	10.000	7.608	-23.92	2
Core Plus Bond
2016	9.719	9.950	2.38	7
2015(1)	10.000	9.719	-2.81	2
Diversified Balanced Managed Volatility
2016	10.017	10.511	4.93	177
2015	10.157	10.017	-1.38	24
2014(2)	10.000	10.157	1.57	-
Diversified Growth Managed Volatility
2016	10.001	10.607	6.06	19
2015	10.136	10.001	-1.33	3
2014(2)	10.000	10.136	1.36	-
Diversified International
2016	9.182	9.064	-1.29	7
2015	9.373	9.182	-2.04	9
2014(2)	10.000	9.373	-6.27	-
Equity Income
2016	9.662	10.999	13.84	72
2015	10.223	9.662	-5.49	59
2014(2)	10.000	10.223	2.23	2
Government & High Quality Bond
2016	10.042	10.054	0.12	31
2015	10.115	10.042	-0.72	19
2014(2)	10.000	10.115	1.15	1

Appendix A – Condensed Financial Information    84

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Income
2016	$9.685	$10.078	4.06%	33
2015(1)	10.000	9.685	-3.15	2
International Emerging Markets
2016	7.783	8.375	7.61	11
2015(1)	10.000	7.783	-22.17	4
LargeCap Growth
2016	10.440	9.741	-6.70	12
2015	10.109	10.440	3.27	20
2014(2)	10.000	10.109	1.09	1
LargeCap Growth I
2016	9.979	9.946	-0.33	13
2015(1)	10.000	9.979	-0.21	11
LargeCap S&P 500 Index
2016	9.642	10.583	9.76	63
2015(1)	10.000	9.642	-3.58	12
LargeCap Value
2016	9.565	10.176	6.39	5
2015(1)	10.000	9.565	-4.35	1
Multi-Asset Income
2016(4)	10.000	10.374	3.74	-
Principal Capital Appreciation
2016	10.364	11.125	7.34	17
2015	10.310	10.364	0.52	32
2014(2)	10.000	10.310	3.10	-
Principal LifeTime 2020
2016	9.383	9.766	4.08	2
2015(1)	10.000	9.383	-6.17	2
Principal LifeTime 2030
2016	9.330	9.711	4.08	7
2015(1)	10.000	9.330	-6.70	2
Principal LifeTime 2040
2016	9.307	9.651	3.70	12
2015(1)	10.000	9.307	-6.93	-
Principal LifeTime 2050
2016	9.292	9.643	3.78	1
2015(1)	10.000	9.292	-7.08	-
Real Estate Securities
2016	11.671	12.145	4.06	245
2015	11.380	11.671	2.56	73
2014(2)	10.000	11.380	13.80	1
SAM Balanced
2016	9.787	10.290	5.14	162
2015	10.034	9.787	-2.46	175
2014(2)	10.000	10.034	0.34	9

Appendix A – Condensed Financial Information    85

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Conservative Balanced
2016	$9.801	$10.252	4.60%	129
2015	10.033	9.801	-2.31	145
2014(2)	10.000	10.033	0.33	31
SAM Conservative Growth
2016	9.773	10.289	5.28	118
2015	10.046	9.773	-2.72	101
2014(2)	10.000	10.046	0.46	1
SAM Flexible Income
2016	9.730	10.240	5.24	292
2015	10.022	9.730	-2.91	319
2014(2)	10.000	10.022	0.22	40
SAM Strategic Growth
2016	9.755	10.188	4.44	123
2015	10.082	9.755	-3.24	34
2014(2)	10.000	10.082	0.82	2
Short-Term Income
2016	9.918	9.977	0.59	61
2015	9.999	9.918	-0.81	45
2014(2)	10.000	9.999	-0.01	8
SmallCap
2016	9.120	10.536	15.53	18
2015(1)	10.000	9.120	-8.80	20

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

(3)	Commenced Operations on April 8, 2016

(4)	Commenced Operations on May 21, 2016

Appendix A – Condensed Financial Information    86

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

Principal Pivot Series Variable AnnuitySM

Statement of Additional Information

dated May 1, 2017

This Statement of Additional Information provides information about the Principal Pivot Series Variable Annuity SM (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2017.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Pivot Series Variable AnnuitySM
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Pivot Series Variable AnnuitySM (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is non-continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last fiscal year PSI has received and retained the following commissions:

2016 received/retained	2015 received/retained	2014 received/retained
$242,355/$0	$864,757/$0	$86,698/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the Liquidity Max ("No Surrender Charge Rider") and for the Contract with the Liquidity Max ("No Surrender Charge Rider").
The Contract was not offered prior to October 9, 2014. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”
For applications signed on or after April 6, 2017:

	Yield For the Period Ended December 31, 2016
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-0.93%	-0.93%
with a surrender charge	-6.93%	-6.93%
For applications signed before April 6, 2017:

	Yield For the Period Ended December 31, 2016
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-1.09%	-1.09%
with a surrender charge	-7.09%	-7.09%
with Liquidity Max ("No Surrender Charge Rider") but without a surrender charge	-1.34%	-1.33%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
For applications signed on or after April 6, 2017, the following are hypothetical average annual total returns for the period ending December 31, 2016 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	6.80%			3.95%
American Century VP Inflation Protection	12/31/2002	3.25%	-0.44%	2.61%
American Century VP Value	05/01/1996	18.98%	13.23%	5.23%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Funds Asset Allocation	08/01/1989	7.98%	9.58%	4.59%
American Funds Blue Chip Income and Growth	07/05/2001	17.22%	13.65%	5.02%
American Funds Global Small Capitalization	04/30/1998	0.73%	8.22%	2.24%
American Funds Managed Risk Asset Allocation	09/28/2012	6.11%			5.81%
American Funds Managed Risk Growth	05/01/2013	1.40%			4.13%
American Funds Managed Risk International	05/01/2013	-4.11%			-3.00%
American New World	06/17/1999	3.90%	2.92%	2.25%
BlackRock Global Allocation VI	02/28/1992	2.67%	4.54%	3.56%
BlackRock iShares Alternative Strategies VI	04/30/2014	5.17%			1.90%
BlackRock iShares Dynamic Allocation VI	04/30/2014	5.00%			-0.01%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	2.19%			-0.06%
BlackRock iShares Equity Appreciation VI	04/30/2014	7.87%			-0.41%
BlackRock Value Opportunities VI	04/20/1982	22.08%	13.02%	5.12%
Calvert VP EAFE International Index	11/12/2002	-0.86%	4.18%	-1.50%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	19.33%	12.26%	5.02%
Calvert VP S&P MidCap 400 Index	05/03/1999	18.67%	13.28%	7.16%
ClearBridge Small Cap Growth	02/02/2007	4.39%	11.56%		6.28%
Columbia Limited Duration Credit	05/07/2010	4.13%	0.90%		1.09%
Columbia Small Cap Value	06/01/2000	31.32%	12.62%	5.93%
Core Plus Bond	12/18/1987	2.68%	1.67%	2.34%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.62%	-0.12%	1.63%
Deutsche Alternative Asset Allocation	01/30/2009	3.84%	1.11%		4.38%
Deutsche Equity 500 Index	10/01/1997	9.99%	12.70%	5.11%
Deutsche Small Mid Cap Value	05/01/1996	15.21%	11.62%	5.18%
Diversified Balanced Managed Volatility	10/31/2013	5.26%			3.58%
Diversified Growth Managed Volatility	10/31/2013	6.39%			4.29%
Diversified International	05/02/1994	-0.99%	4.89%	-0.55%
Dreyfus IP MidCap Stock	12/29/2000	13.96%	13.85%	6.52%
Equity Income	04/28/1998	14.18%	11.05%	4.89%
Fidelity VIP Contrafund	01/03/1995	6.59%	11.73%	5.48%
Fidelity VIP Government Money Market	01/12/2000	-1.08%	-1.09%	-0.29%
Fidelity VIP Mid Cap	12/28/1998	10.71%	11.49%	6.17%
Fidelity VIP Overseas	01/28/1987	-6.36%	5.91%	-0.29%
Franklin Global Real Estate	01/24/1989	-0.56%	7.52%	-1.76%
Franklin Rising Dividends	01/27/1992	14.68%	10.72%	5.29%
Goldman Sachs VIT Mid Cap Value	01/09/2006	12.05%	11.51%	5.03%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-0.82%			-3.10%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	21.67%	13.06%		6.55%
Government & High Quality Bond	05/06/1993	0.43%	0.74%	2.63%
Guggenheim Floating Rate Strategies	04/22/2013	7.38%			2.65%
Guggenheim Global Managed Futures Strategy	11/07/2008	-15.71%	-4.12%		-5.37%
Guggenheim Long Short Equity Fund	05/01/2002	-0.45%	4.01%	1.03%
Guggenheim Multi-Hedge Strategies	11/29/2005	-1.57%	0.86%	-1.23%
Guggenheim Rydex Basic Materials	05/02/2001	29.46%	2.43%	2.54%
Guggenheim Rydex Commodities Strategy	09/30/2005	9.20%	-15.37%	-11.13%
Guggenheim Rydex NASDAQ-100	05/07/1997	4.83%	14.97%	9.13%
Income	05/07/1993	4.37%	2.65%	4.08%
International Emerging Markets	10/24/2000	7.94%	-0.53%	-0.41%
Invesco VI Balanced-Risk Allocation	01/23/2009	10.31%	3.67%		7.66%
Invesco VI Global Health Care	04/30/2004	-12.66%	11.70%	6.13%
Invesco VI International Growth	09/19/2001	-1.78%	4.64%	1.32%
Janus Aspen Flexible Bond	09/13/1993	1.10%	1.76%	4.23%
LargeCap Growth	05/02/1994	-6.42%	10.16%	4.33%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap Growth I	06/01/1994	-0.04%	11.97%	6.80%
LargeCap S&P 500 Index	05/03/1999	10.09%	12.80%	5.21%
LargeCap Value	05/13/1970	6.71%	11.55%	3.43%
MFS VIT International Value	08/23/2001	2.71%	9.38%	3.78%
MFS VIT New Discovery	05/01/1998	7.62%	9.77%	6.34%
MFS VIT Utilities	01/03/1995	10.03%	6.58%	5.20%
Multi-Asset Income	07/28/2015	6.48%			1.99%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	3.03%	9.67%	5.80%
PIMCO VIT All Asset	04/30/2004	11.68%	2.31%	3.06%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	13.38%			-14.18%
PIMCO VIT High Yield	04/30/1998	11.26%	5.54%	5.01%
PIMCO VIT Low Duration	03/31/2006	0.20%	0.42%	2.20%
PIMCO VIT Total Return	12/31/1997	1.56%	1.82%	4.22%
Principal Capital Appreciation	04/28/1998	7.67%	12.14%	6.05%
Principal LifeTime 2020	08/30/2004	4.40%	6.61%	2.56%
Principal LifeTime 2030	08/30/2004	4.40%	7.40%	2.66%
Principal LifeTime 2040	08/30/2004	4.01%	8.23%	2.86%
Principal LifeTime 2050	08/30/2004	4.09%	8.57%	2.88%
Real Estate Securities	05/01/1998	4.38%	10.83%	4.29%
SAM Balanced	06/03/1997	5.46%	7.04%	4.12%
SAM Conservative Balanced	04/23/1998	4.92%	5.40%	3.90%
SAM Conservative Growth	06/03/1997	5.59%	8.37%	3.95%
SAM Flexible Income	09/09/1997	5.57%	4.54%	3.89%
SAM Strategic Growth	06/03/1997	4.75%	9.34%	3.84%
Short-Term Income	01/12/1994	0.89%	0.79%	1.62%
SmallCap	05/01/1998	15.88%	14.34%	5.78%
Templeton Global Bond VIP	01/24/1989	1.75%	2.03%	5.22%
The Merger Fund VL	05/31/2004	1.32%	0.74%	2.15%
Van Eck VIP Global Hard Assets	05/01/2006	41.89%	-3.76%	0.22%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	0.80%			1.74%
American Century VP Inflation Protection	12/31/2002	-2.75%	-0.44%	2.61%
American Century VP Value	05/01/1996	12.98%	13.23%	5.23%
American Funds Asset Allocation	08/01/1989	1.98%	9.58%	4.59%
American Funds Blue Chip Income and Growth	07/05/2001	11.22%	13.65%	5.02%
American Funds Global Small Capitalization	04/30/1998	-5.27%	8.22%	2.24%
American Funds Managed Risk Asset Allocation	09/28/2012	0.11%			5.81%
American Funds Managed Risk Growth	05/01/2013	-4.60%			3.14%
American Funds Managed Risk International	05/01/2013	-10.11%			-4.20%
American New World	06/17/1999	-2.10%	2.92%	2.25%
BlackRock Global Allocation VI	02/28/1992	-3.33%	4.54%	3.56%
BlackRock iShares Alternative Strategies VI	04/30/2014	-0.83%			0.06%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-1.00%			-1.91%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	-3.81%			-1.96%
BlackRock iShares Equity Appreciation VI	04/30/2014	1.87%			-2.32%
BlackRock Value Opportunities VI	04/20/1982	16.08%	13.02%	5.12%
Calvert VP EAFE International Index	11/12/2002	-6.86%	4.18%	-1.50%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	13.33%	12.26%	5.02%
Calvert VP S&P MidCap 400 Index	05/03/1999	12.67%	13.28%	7.16%
ClearBridge Small Cap Growth	02/02/2007	-1.61%	11.56%		6.28%
Columbia Limited Duration Credit	05/07/2010	-1.87%	0.90%		1.09%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Columbia Small Cap Value	06/01/2000	25.32%	12.62%	5.93%
Core Plus Bond	12/18/1987	-3.32%	1.67%	2.34%
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.38%	-0.12%	1.63%
Deutsche Alternative Asset Allocation	01/30/2009	-2.16%	1.11%		4.38%
Deutsche Equity 500 Index	10/01/1997	3.99%	12.70%	5.11%
Deutsche Small Mid Cap Value	05/01/1996	9.21%	11.62%	5.18%
Diversified Balanced Managed Volatility	10/31/2013	-0.74%			2.40%
Diversified Growth Managed Volatility	10/31/2013	0.39%			3.12%
Diversified International	05/02/1994	-6.99%	4.89%	-0.55%
Dreyfus IP MidCap Stock	12/29/2000	7.96%	13.85%	6.52%
Equity Income	04/28/1998	8.18%	11.05%	4.89%
Fidelity VIP Contrafund	01/03/1995	0.59%	11.73%	5.48%
Fidelity VIP Government Money Market	01/12/2000	-7.08%	-1.09%	-0.29%
Fidelity VIP Mid Cap	12/28/1998	4.71%	11.49%	6.17%
Fidelity VIP Overseas	01/28/1987	-12.36%	5.91%	-0.29%
Franklin Global Real Estate	01/24/1989	-6.56%	7.52%	-1.76%
Franklin Rising Dividends	01/27/1992	8.68%	10.72%	5.29%
Goldman Sachs VIT Mid Cap Value	01/09/2006	6.05%	11.51%	5.03%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-6.82%			-5.10%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	15.67%	13.06%		6.55%
Government & High Quality Bond	05/06/1993	-5.57%	0.74%	2.63%
Guggenheim Floating Rate Strategies	04/22/2013	1.38%			1.63%
Guggenheim Global Managed Futures Strategy	11/07/2008	-21.71%	-4.12%		-5.37%
Guggenheim Long Short Equity Fund	05/01/2002	-6.45%	4.01%	1.03%
Guggenheim Multi-Hedge Strategies	11/29/2005	-7.57%	0.86%	-1.23%
Guggenheim Rydex Basic Materials	05/02/2001	23.46%	2.43%	2.54%
Guggenheim Rydex Commodities Strategy	09/30/2005	3.20%	-15.37%	-11.13%
Guggenheim Rydex NASDAQ-100	05/07/1997	-1.17%	14.97%	9.13%
Income	05/07/1993	-1.63%	2.65%	4.08%
International Emerging Markets	10/24/2000	1.94%	-0.53%	-0.41%
Invesco VI Balanced-Risk Allocation	01/23/2009	4.31%	3.67%		7.66%
Invesco VI Global Health Care	04/30/2004	-18.66%	11.70%	6.13%
Invesco VI International Growth	09/19/2001	-7.78%	4.64%	1.32%
Janus Aspen Flexible Bond	09/13/1993	-4.90%	1.76%	4.23%
LargeCap Growth	05/02/1994	-12.42%	10.16%	4.33%
LargeCap Growth I	06/01/1994	-6.04%	11.97%	6.80%
LargeCap S&P 500 Index	05/03/1999	4.09%	12.80%	5.21%
LargeCap Value	05/13/1970	0.71%	11.55%	3.43%
MFS VIT International Value	08/23/2001	-3.29%	9.38%	3.78%
MFS VIT New Discovery	05/01/1998	1.62%	9.77%	6.34%
MFS VIT Utilities	01/03/1995	4.03%	6.58%	5.20%
Multi-Asset Income	07/28/2015	0.48%			-2.22%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-2.97%	9.67%	5.80%
PIMCO VIT All Asset	04/30/2004	5.68%	2.31%	3.06%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	7.38%			-17.02%
PIMCO VIT High Yield	04/30/1998	5.26%	5.54%	5.01%
PIMCO VIT Low Duration	03/31/2006	-5.80%	0.42%	2.20%
PIMCO VIT Total Return	12/31/1997	-4.44%	1.82%	4.22%
Principal Capital Appreciation	04/28/1998	1.67%	12.14%	6.05%
Principal LifeTime 2020	08/30/2004	-1.60%	6.61%	2.56%
Principal LifeTime 2030	08/30/2004	-1.60%	7.40%	2.66%
Principal LifeTime 2040	08/30/2004	-1.99%	8.23%	2.86%
Principal LifeTime 2050	08/30/2004	-1.91%	8.57%	2.88%
Real Estate Securities	05/01/1998	-1.62%	10.83%	4.29%
SAM Balanced	06/03/1997	-0.54%	7.04%	4.12%
SAM Conservative Balanced	04/23/1998	-1.08%	5.40%	3.90%
SAM Conservative Growth	06/03/1997	-0.41%	8.37%	3.95%
SAM Flexible Income	09/09/1997	-0.43%	4.54%	3.89%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SAM Strategic Growth	06/03/1997	-1.25%	9.34%	3.84%
Short-Term Income	01/12/1994	-5.11%	0.79%	1.62%
SmallCap	05/01/1998	9.88%	14.34%	5.78%
Templeton Global Bond VIP	01/24/1989	-4.25%	2.03%	5.22%
The Merger Fund VL	05/31/2004	-4.68%	0.74%	2.15%
Van Eck VIP Global Hard Assets	05/01/2006	35.89%	-3.76%	0.22%
For applications signed before April 6, 2017, the following are hypothetical average annual total returns for the period ending December 31, 2016 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	6.71%			3.88%
American Century VP Inflation Protection	12/31/2002	3.16%	-0.55%	2.48%
American Century VP Value	05/01/1996	18.87%	13.09%	5.08%
American Funds Asset Allocation	08/01/1989	7.88%	9.45%	4.45%
American Funds Blue Chip Income and Growth	07/05/2001	17.11%	13.51%	4.88%
American Funds Global Small Capitalization	04/30/1998	0.65%	8.09%	2.11%
American Funds Managed Risk Asset Allocation	09/28/2012	6.02%			5.71%
American Funds Managed Risk Growth	05/01/2013	1.31%			4.04%
American Funds Managed Risk International	05/01/2013	-4.19%			-3.07%
American New World	06/17/1999	3.81%	2.80%	2.11%
BlackRock Global Allocation VI	02/28/1992	2.59%	4.42%	3.42%
BlackRock iShares Alternative Strategies VI	04/30/2014	4.97%			1.80%
BlackRock iShares Dynamic Allocation VI	04/30/2014	4.91%			-0.07%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	2.11%			-0.13%
BlackRock iShares Equity Appreciation VI	04/30/2014	7.77%			-0.49%
BlackRock Value Opportunities VI	04/20/1982	21.96%	12.89%	4.98%
Calvert VP EAFE International Index	11/12/2002	-0.94%	4.06%	-1.63%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	19.22%	12.12%	4.87%
Calvert VP S&P MidCap 400 Index	05/03/1999	18.56%	13.14%	7.01%
ClearBridge Small Cap Growth	02/02/2007	4.30%	11.42%		6.14%
Columbia Limited Duration Credit	05/07/2010	4.05%	0.79%		0.98%
Columbia Small Cap Value	06/01/2000	31.19%	12.48%	5.79%
Core Plus Bond	12/18/1987	2.60%	1.56%	2.20%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.54%	-0.23%	1.49%
Deutsche Alternative Asset Allocation	01/30/2009	3.76%	1.00%		4.25%
Deutsche Equity 500 Index	10/01/1997	9.90%	12.50%	4.94%
Deutsche Small Mid Cap Value	05/01/1996	15.11%	11.48%	5.04%
Diversified Balanced Managed Volatility	10/31/2013	5.17%			3.51%
Diversified Growth Managed Volatility	10/31/2013	6.30%			4.22%
Diversified International	05/02/1994	-1.07%	4.76%	-0.68%
Dreyfus IP MidCap Stock	12/29/2000	13.85%	13.71%	6.37%
Equity Income	04/28/1998	14.08%	10.91%	4.74%
Fidelity VIP Contrafund	01/03/1995	6.47%	11.59%	5.34%
Fidelity VIP Government Money Market	01/12/2000	-1.16%	-1.19%	-0.42%
Fidelity VIP Mid Cap	12/28/1998	10.61%	11.35%	6.02%
Fidelity VIP Overseas	01/28/1987	-6.38%	5.78%	-0.42%
Franklin Global Real Estate	01/24/1989	-0.64%	7.39%	-1.88%
Franklin Rising Dividends	01/27/1992	14.58%	10.58%	5.15%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Goldman Sachs VIT Mid Cap Value	01/09/2006	11.95%	11.37%	4.88%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-0.90%			-3.17%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	21.55%	12.92%		6.41%
Government & High Quality Bond	05/06/1993	0.35%	0.63%	2.49%
Guggenheim Floating Rate Strategies	04/22/2013	7.29%			2.57%
Guggenheim Global Managed Futures Strategy	11/07/2008	-15.77%	-4.22%		-5.47%
Guggenheim Long Short Equity Fund	05/01/2002	-0.53%	3.89%	0.89%
Guggenheim Multi-Hedge Strategies	11/29/2005	-1.65%	0.74%	-1.36%
Guggenheim Rydex Basic Materials	05/02/2001	29.33%	2.32%	2.41%
Guggenheim Rydex Commodities Strategy	09/30/2005	9.11%	-15.43%	-11.21%
Guggenheim Rydex NASDAQ-100	05/07/1997	4.74%	14.82%	8.97%
Income	05/07/1993	4.28%	2.54%	3.94%
International Emerging Markets	10/24/2000	7.85%	-0.64%	-0.54%
Invesco VI Balanced-Risk Allocation	01/23/2009	10.21%	3.55%		7.52%
Invesco VI Global Health Care	04/30/2004	-12.73%	11.56%	5.99%
Invesco VI International Growth	09/19/2001	-1.86%	4.52%	1.19%
Janus Aspen Flexible Bond	09/13/1993	1.02%	1.64%	4.08%
LargeCap Growth	05/02/1994	-6.49%	10.02%	4.19%
LargeCap Growth I	06/01/1994	-0.12%	11.83%	6.65%
LargeCap S&P 500 Index	05/03/1999	10.00%	12.66%	5.06%
LargeCap Value	05/13/1970	6.63%	11.42%	3.29%
MFS VIT International Value	08/23/2001	2.62%	9.25%	3.64%
MFS VIT New Discovery	05/01/1998	7.52%	9.64%	6.20%
MFS VIT Utilities	01/03/1995	9.93%	6.45%	5.05%
Multi-Asset Income	07/28/2015	6.39%			1.93%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	2.94%	9.54%	5.66%
PIMCO VIT All Asset	04/30/2004	11.58%	2.19%	2.92%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	13.28%			-14.25%
PIMCO VIT High Yield	04/30/1998	11.15%	5.41%	4.86%
PIMCO VIT Low Duration	03/31/2006	0.11%	0.30%	2.06%
PIMCO VIT Total Return	12/31/1997	1.47%	1.70%	4.07%
Principal Capital Appreciation	04/28/1998	7.58%	11.99%	5.91%
Principal LifeTime 2020	08/30/2004	4.32%	6.48%	2.43%
Principal LifeTime 2030	08/30/2004	4.32%	7.29%	2.53%
Principal LifeTime 2040	08/30/2004	3.92%	8.10%	2.73%
Principal LifeTime 2050	08/30/2004	4.00%	8.44%	2.74%
Real Estate Securities	05/01/1998	4.29%	10.69%	4.15%
SAM Balanced	06/03/1997	5.37%	6.92%	3.98%
SAM Conservative Balanced	04/23/1998	4.83%	5.28%	3.76%
SAM Conservative Growth	06/03/1997	5.51%	8.24%	3.80%
SAM Flexible Income	09/09/1997	5.48%	4.42%	3.75%
SAM Strategic Growth	06/03/1997	4.66%	9.21%	3.70%
Short-Term Income	01/12/1994	0.81%	0.67%	1.49%
SmallCap	05/01/1998	15.78%	14.19%	5.64%
Templeton Global Bond VIP	01/24/1989	1.66%	1.91%	5.08%
The Merger Fund VL	05/31/2004	1.24%	0.63%	2.02%
Van Eck VIP Global Hard Assets	05/01/2006	41.74%	-3.85%	0.10%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	0.71%			1.67%
American Century VP Inflation Protection	12/31/2002	-2.84%	-1.17%	2.48%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Value	05/01/1996	12.87%	12.72%	5.08%
American Funds Asset Allocation	08/01/1989	7.88%	9.45%	4.45%
American Funds Blue Chip Income and Growth	07/05/2001	11.11%	13.14%	4.88%
American Funds Global Small Capitalization	04/30/1998	-5.35%	7.65%	2.11%
American Funds Managed Risk Asset Allocation	09/28/2012	0.02%			5.12%
American Funds Managed Risk Growth	05/01/2013	-4.69%			3.05%
American Funds Managed Risk International	05/01/2013	-10.19%			-4.27%
American New World	06/17/1999	-2.19%	2.26%	2.11%
BlackRock Global Allocation VI	02/28/1992	-3.41%	3.91%	3.42%
BlackRock iShares Alternative Strategies VI	04/30/2014	-1.03%			-0.04%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-1.09%			-1.98%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	-3.89%			-2.04%
BlackRock iShares Equity Appreciation VI	04/30/2014	1.77%			-2.41%
BlackRock Value Opportunities VI	04/20/1982	15.96%	12.51%	4.98%
Calvert VP EAFE International Index	11/12/2002	-6.94%	3.54%	-1.63%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	13.22%	11.74%	4.87%
Calvert VP S&P MidCap 400 Index	05/03/1999	12.56%	12.77%	7.01%
ClearBridge Small Cap Growth	02/02/2007	-1.70%	11.03%		6.14%
Columbia Limited Duration Credit	05/07/2010	-1.95%	0.20%		0.98%
Columbia Small Cap Value	06/01/2000	25.19%	12.10%	5.79%
Core Plus Bond	12/18/1987	-3.40%	0.99%	2.20%
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.46%	-0.85%	1.49%
Deutsche Alternative Asset Allocation	01/30/2009	-2.24%	0.41%		4.25%
Deutsche Equity 500 Index	10/01/1997	3.90%	12.13%	4.94%
Deutsche Small Mid Cap Value	05/01/1996	9.11%	11.09%	5.04%
Diversified Balanced Managed Volatility	10/31/2013	-0.83%			2.32%
Diversified Growth Managed Volatility	10/31/2013	0.30%			3.05%
Diversified International	05/02/1994	-7.07%	4.26%	-0.68%
Dreyfus IP MidCap Stock	12/29/2000	7.85%	13.35%	6.37%
Equity Income	04/28/1998	8.08%	10.51%	4.74%
Fidelity VIP Contrafund	01/03/1995	0.47%	11.20%	5.34%
Fidelity VIP Government Money Market	01/12/2000	-7.16%	-1.83%	-0.42%
Fidelity VIP Mid Cap	12/28/1998	4.61%	10.96%	6.02%
Fidelity VIP Overseas	01/28/1987	-12.38%	5.30%	-0.42%
Franklin Global Real Estate	01/24/1989	-6.64%	6.93%	-1.88%
Franklin Rising Dividends	01/27/1992	8.58%	10.18%	5.15%
Goldman Sachs VIT Mid Cap Value	01/09/2006	5.95%	10.98%	4.88%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-6.90%			-5.17%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	15.55%	12.55%		6.41%
Government & High Quality Bond	05/06/1993	-5.65%	0.03%	2.49%
Guggenheim Floating Rate Strategies	04/22/2013	1.29%			1.55%
Guggenheim Global Managed Futures Strategy	11/07/2008	-21.77%	-4.94%		-5.47%
Guggenheim Long Short Equity Fund	05/01/2002	-6.53%	3.37%	0.89%
Guggenheim Multi-Hedge Strategies	11/29/2005	-7.65%	0.15%	-1.36%
Guggenheim Rydex Basic Materials	05/02/2001	23.33%	1.77%	2.41%
Guggenheim Rydex Commodities Strategy	09/30/2005	3.11%	-16.63%	-11.21%
Guggenheim Rydex NASDAQ-100	05/07/1997	-1.26%	14.47%	8.97%
Income	05/07/1993	-1.72%	1.99%	3.94%
International Emerging Markets	10/24/2000	1.85%	-1.26%	-0.54%
Invesco VI Balanced-Risk Allocation	01/23/2009	4.21%	3.03%		7.52%
Invesco VI Global Health Care	04/30/2004	-18.73%	11.17%	5.99%
Invesco VI International Growth	09/19/2001	-7.86%	4.01%	1.19%
Janus Aspen Flexible Bond	09/13/1993	-4.98%	1.07%	4.08%
LargeCap Growth	05/02/1994	-12.49%	9.61%	4.19%
LargeCap Growth I	06/01/1994	-6.12%	11.44%	6.65%
LargeCap S&P 500 Index	05/03/1999	4.00%	12.28%	5.06%
LargeCap Value	05/13/1970	0.63%	11.02%	3.29%
MFS VIT International Value	08/23/2001	-3.38%	8.83%	3.64%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
MFS VIT New Discovery	05/01/1998	1.52%	9.22%	6.20%
MFS VIT Utilities	01/03/1995	3.93%	5.98%	5.05%
Multi-Asset Income	07/28/2015	0.39%			-2.28%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-3.06%	9.12%	5.66%
PIMCO VIT All Asset	04/30/2004	5.58%	1.64%	2.92%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	7.28%			-17.09%
PIMCO VIT High Yield	04/30/1998	5.15%	4.92%	4.86%
PIMCO VIT Low Duration	03/31/2006	-5.89%	-0.30%	2.06%
PIMCO VIT Total Return	12/31/1997	-4.53%	1.13%	4.07%
Principal Capital Appreciation	04/28/1998	1.58%	11.61%	5.91%
Principal LifeTime 2020	08/30/2004	-1.68%	6.01%	2.43%
Principal LifeTime 2030	08/30/2004	-1.68%	6.83%	2.53%
Principal LifeTime 2040	08/30/2004	-2.08%	7.65%	2.73%
Principal LifeTime 2050	08/30/2004	-2.00%	8.01%	2.74%
Real Estate Securities	05/01/1998	-1.71%	10.29%	4.15%
SAM Balanced	06/03/1997	-0.63%	6.45%	3.98%
SAM Conservative Balanced	04/23/1998	-1.17%	4.79%	3.76%
SAM Conservative Growth	06/03/1997	-0.49%	7.80%	3.80%
SAM Flexible Income	09/09/1997	-0.52%	3.91%	3.75%
SAM Strategic Growth	06/03/1997	-1.34%	8.79%	3.70%
Short-Term Income	01/12/1994	-5.19%	0.08%	1.49%
SmallCap	05/01/1998	9.78%	13.84%	5.64%
Templeton Global Bond VIP	01/24/1989	-4.34%	1.35%	5.08%
The Merger Fund VL	05/31/2004	-4.76%	0.03%	2.02%
Van Eck VIP Global Hard Assets	05/01/2006	35.74%	-4.57%	0.10%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	6.44%			3.62%
American Century VP Inflation Protection	12/31/2002	2.90%	-0.80%	2.22%
American Century VP Value	05/01/1996	18.58%	12.80%	4.82%
American Funds Asset Allocation	08/01/1989	7.61%	9.17%	4.19%
American Funds Blue Chip Income and Growth	07/05/2001	16.82%	13.22%	4.62%
American Funds Global Small Capitalization	04/30/1998	0.40%	7.82%	1.85%
American Funds Managed Risk Asset Allocation	09/28/2012	5.75%			5.45%
American Funds Managed Risk Growth	05/01/2013	1.06%			3.78%
American Funds Managed Risk International	05/01/2013	-4.43%			-3.31%
American New World	06/17/1999	3.55%	2.54%	1.85%
BlackRock Global Allocation VI	02/28/1992	2.33%	4.16%	3.16%
BlackRock iShares Alternative Strategies VI	04/30/2014	4.71%			1.55%
BlackRock iShares Dynamic Allocation VI	04/30/2014	4.65%			-0.32%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	1.85%			-0.38%
BlackRock iShares Equity Appreciation VI	04/30/2014	7.50%			-0.74%
BlackRock Value Opportunities VI	04/20/1982	21.66%	12.60%	4.72%
Calvert VP EAFE International Index	11/12/2002	-1.19%	3.80%	-1.88%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	18.92%	11.84%	4.61%
Calvert VP S&P MidCap 400 Index	05/03/1999	18.26%	12.86%	6.74%
ClearBridge Small Cap Growth	02/02/2007	4.04%	11.15%		5.87%
Columbia Limited Duration Credit	05/07/2010	3.79%	0.54%		0.73%
Columbia Small Cap Value	06/01/2000	30.86%	12.19%	5.52%
Core Plus Bond	12/18/1987	2.34%	1.30%	1.94%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.29%	-0.48%	1.24%
Deutsche Alternative Asset Allocation	01/30/2009	3.50%	0.74%		3.99%
Deutsche Equity 500 Index	10/01/1997	9.62%	12.22%	4.67%
Deutsche Small Mid Cap Value	05/01/1996	14.82%	11.20%	4.78%
Diversified Balanced Managed Volatility	10/31/2013	4.91%			3.25%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Growth Managed Volatility	10/31/2013	6.04%			3.96%
Diversified International	05/02/1994	-1.31%	4.50%	-0.93%
Dreyfus IP MidCap Stock	12/29/2000	13.57%	13.42%	6.10%
Equity Income	04/28/1998	13.80%	10.63%	4.48%
Fidelity VIP Contrafund	01/03/1995	6.20%	11.31%	5.07%
Fidelity VIP Government Money Market	01/12/2000	-1.41%	-1.44%	-0.67%
Fidelity VIP Mid Cap	12/28/1998	10.34%	11.07%	5.75%
Fidelity VIP Overseas	01/28/1987	-6.62%	5.52%	-0.67%
Franklin Global Real Estate	01/24/1989	-0.89%	7.12%	-2.13%
Franklin Rising Dividends	01/27/1992	14.29%	10.31%	4.89%
Goldman Sachs VIT Mid Cap Value	01/09/2006	11.67%	11.09%	4.62%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-1.15%			-3.41%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	21.25%	12.64%		6.15%
Government & High Quality Bond	05/06/1993	0.10%	0.37%	2.23%
Guggenheim Floating Rate Strategies	04/22/2013	7.02%			2.32%
Guggenheim Global Managed Futures Strategy	11/07/2008	-15.98%	-4.46%		-5.70%
Guggenheim Long Short Equity Fund	05/01/2002	-0.78%	3.63%	0.64%
Guggenheim Multi-Hedge Strategies	11/29/2005	-1.90%	0.49%	-1.61%
Guggenheim Rydex Basic Materials	05/02/2001	29.01%	2.06%	2.15%
Guggenheim Rydex Commodities Strategy	09/30/2005	8.84%	-15.64%	-11.44%
Guggenheim Rydex NASDAQ-100	05/07/1997	4.48%	14.53%	8.70%
Income	05/07/1993	4.02%	2.28%	3.68%
International Emerging Markets	10/24/2000	7.58%	-0.89%	-0.79%
Invesco VI Balanced-Risk Allocation	01/23/2009	9.93%	3.29%		7.25%
Invesco VI Global Health Care	04/30/2004	-12.94%	11.28%	5.72%
Invesco VI International Growth	09/19/2001	-2.11%	4.26%	0.94%
Janus Aspen Flexible Bond	09/13/1993	0.77%	1.39%	3.82%
LargeCap Growth	05/02/1994	-6.73%	9.75%	3.92%
LargeCap Growth I	06/01/1994	-0.37%	11.55%	6.38%
LargeCap S&P 500 Index	05/03/1999	9.72%	12.38%	4.80%
LargeCap Value	05/13/1970	6.36%	11.14%	3.03%
MFS VIT International Value	08/23/2001	2.37%	8.98%	3.38%
MFS VIT New Discovery	05/01/1998	7.25%	9.36%	5.93%
MFS VIT Utilities	01/03/1995	9.66%	6.19%	4.79%
Multi-Asset Income	07/28/2015	6.13%			1.68%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	2.68%	9.26%	5.39%
PIMCO VIT All Asset	04/30/2004	11.30%	1.94%	2.66%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	12.99%			-14.47%
PIMCO VIT High Yield	04/30/1998	10.87%	5.15%	4.60%
PIMCO VIT Low Duration	03/31/2006	-0.14%	0.05%	1.80%
PIMCO VIT Total Return	12/31/1997	1.22%	1.44%	3.81%
Principal Capital Appreciation	04/28/1998	7.31%	11.71%	5.64%
Principal LifeTime 2020	08/30/2004	4.06%	6.21%	2.17%
Principal LifeTime 2030	08/30/2004	4.06%	7.02%	2.27%
Principal LifeTime 2040	08/30/2004	3.66%	7.83%	2.47%
Principal LifeTime 2050	08/30/2004	3.74%	8.17%	2.49%
Real Estate Securities	05/01/1998	4.03%	10.42%	3.89%
SAM Balanced	06/03/1997	5.11%	6.65%	3.72%
SAM Conservative Balanced	04/23/1998	4.57%	5.02%	3.50%
SAM Conservative Growth	06/03/1997	5.24%	7.97%	3.54%
SAM Flexible Income	09/09/1997	5.22%	4.16%	3.49%
SAM Strategic Growth	06/03/1997	4.40%	8.94%	3.44%
Short-Term Income	01/12/1994	0.56%	0.42%	1.23%
SmallCap	05/01/1998	15.49%	13.91%	5.37%
Templeton Global Bond VIP	01/24/1989	1.41%	1.66%	4.81%
The Merger Fund VL	05/31/2004	0.99%	0.37%	1.76%
Van Eck VIP Global Hard Assets	05/01/2006	41.39%	-4.09%	-0.16%

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2016	$5,500	$11,000
2017	$5,500	$11,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2016 and 2017. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $186,000 and $196,000 in 2017.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2016	$98,000	$118,000	2016	$61,000	$71,000
2017	$99,000	$119,000	2017	$62,000	$72,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own traditional IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70½, and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of distributions from the IRA contract, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy if the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60 day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $54,000 (plus if applicable the $6,000 catch-up contribution) for 2017.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2016	$18,000	$6,000
2017	$18,000	$6,000
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2017.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $12,500 limit in 2017) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2017, an individual under age 50 defers the maximum of $12,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $5,500 ($18,000 – $12,500) to the 401(k) plan for 2017.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2016	$12,500	$3,000	$18,000
2017	$12,500	$3,000	$18,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2016	$5,500	$1,000
2017	$5,500	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2016 and 2017.

For 2017, the maximum contribution is phased out for single taxpayers with adjusted gross income between $118,000 and $133,000 and for joint filers with adjusted gross income between $186,000 and $196,000 (see chart below).

Modified Adjusted Gross Income Limits - 2017
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $118,000	< $186,000	Full Contribution
> $118,000 but < $133,000	> $186,000 but < $196,000	Partial Contribution*
> $133,000	> $196,000	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
DEFERRED INCOME DISCLOSURE
At the time the owner submits a deferred income transfer request, the Company will inform the contract owner of the following:

(a)	Amounts used to purchase deferred income payments are not liquid once the deferred income transfer is made.

(b)	Deferred income payments made pursuant to the Deferred Income Rider are subject to the claims paying ability of the Company.

(c)
The deferred income payment amount that the owner receives from the Company may be higher or lower than the amount the owner might receive if he or she purchased a similar product offered by the Company or by another company. When making a deferred income transfer, the owner should consider, in consultation with his or her financial adviser, payment amounts for similar products, as well as the owner’s future income needs, tax situation, contract terms, and the claims paying ability of the insurance company.

(d)
The deferred income payment amount is based on various factors disclosed in your prospectus. The confirmation the Company will send the owner with respect to the deferred income transfer will provide the owner with the deferred income payment amount for the amount transferred.

Upon completion of a deferred income transfer, the owner will receive a confirmation that will include information about:

(a)	The amount of the deferred income payment purchased.

(b)	The lack of liquidity of amounts transferred to the Deferred Income Rider.

(c)	The owner’s ability to consider other products offered by the Company or by another company and the right to cancel the deferred income transfer within the 10 day cancellation period.

(d)	The compensation, if any, paid to the broker/dealer or any other person as a result of the deferred income transfer.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Separate Account B at December 31, 2016, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 28, 2017

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Assets
Investments in shares of mutual funds, at market	$4,082,326	$4,054,972	$30,052
Liabilities	—	—	—
Net assets	$4,082,326	$4,054,972	$30,052

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	296,932	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	3,670,633	2,851,060	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	411,693	906,980	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	30,052
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,082,326	$4,054,972	$30,052

Investments in shares of mutual funds, at cost	$5,471,503	$3,966,534	$28,916
Shares of mutual funds owned	312,343	199,851	2,717
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	21,030	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	139,301	202,616	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16,828	65,873	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	3,148
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	14.12	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	13.82	—
Principal Investment Plus Variable Annuity	26.35	14.07	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24.47	13.77	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	9.59
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	9.55
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$2,356,936	$10,858,788	$45,284,552	$9,556,157	$3,071,867	$32,114,194	$16,312,064
—	—	—	—	—	—	—
$2,356,936	$10,858,788	$45,284,552	$9,556,157	$3,071,867	$32,114,194	$16,312,064

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,800,541	—	—	—	—	—
—	33,947	—	—	—	—	—
—	8,024,300	220,551	1,434,961	3,071,867	—	15,771,588
—	—	—	—	—	—	—
2,134,906	—	44,252,227	6,938,973	—	31,436,735	—
222,030	—	656,565	1,182,223	—	677,459	—
—	—	—	—	—	—	—
—	—	17,629	—	—	—	122,951
—	—	137,580	—	—	—	417,525

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$2,356,936	$10,858,788	$45,284,552	$9,556,157	$3,071,867	$32,114,194	$16,312,064

$2,417,798	$7,971,621	$49,264,853	$8,567,365	$2,359,933	$22,196,043	$10,102,413
168,594	1,165,106	4,479,184	452,255	198,826	2,111,387	1,555,011

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	144,350	—	—	—	—	—
—	1,944	—	—	—	—	—
—	439,018	22,211	63,673	180,955	—	659,650
—	—	—	—	—	—	—
193,249	—	3,409,541	308,954	—	1,583,373	—
20,425	—	54,484	54,769	—	36,750	—
—	—	—	—	—	—	—
—	—	1,783	—	—	—	10,743
—	—	13,991	—	—	—	36,690

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	19.40	—	—	—	—	—
—	17.46	—	—	—	—	—
—	18.28	9.93	22.54	16.97	—	23.91
—	16.64	9.83	21.66	15.45	—	21.90
11.05	—	12.98	22.46	—	19.85	—
10.87	—	12.05	21.59	—	18.43	—
—	—	—	—	—	—	—
—	—	9.89	—	—	—	11.45
—	—	9.83	—	—	—	11.38

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016
	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division

Assets
Investments in shares of mutual funds, at market	$878,377	$597,778	$1,695,523
Liabilities	—	—	—
Net assets	$878,377	$597,778	$1,695,523

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	154,031	—	297,409
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	440,355	—	1,065,367
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	283,991	—	332,747
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	308,499	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	289,279	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$878,377	$597,778	$1,695,523

Investments in shares of mutual funds, at cost	$874,493	$578,368	$1,651,103
Shares of mutual funds owned	40,874	27,894	126,626
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	14,462	—	26,590
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	41,371	—	95,307
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	26,779	—	29,877
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	29,450	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	27,728	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	10.65	—	11.19
The Principal Variable Annuity with Purchase Payment Credit Rider	10.61	—	11.14
Principal Investment Plus Variable Annuity	10.64	—	11.18
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10.61	—	11.14
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.48	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.43	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$1,061,398	$975,952	$146,625	$1,320,044	$275,553	$164,525	$41,473
—	—	—	—	—	—	—
$1,061,398	$975,952	$146,625	$1,320,044	$275,553	$164,525	$41,473

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	315,864	—	1,320,044	—	—	—
—	—	—	—	—	—	—
—	589,421	—	—	—	—	—
—	70,667	—	—	—	—	—
—	—	—	—	—	—	—
511,604	—	60,861	—	132,439	78,640	26,070
549,794	—	85,764	—	143,114	85,885	15,403

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$1,061,398	$975,952	$146,625	$1,320,044	$275,553	$164,525	$41,473

$1,019,138	$1,138,506	$147,471	$1,314,495	$271,518	$176,410	$46,536
79,268	49,491	7,364	131,478	22,944	15,463	4,697

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	30,964	—	128,164	—	—	—
—	—	—	—	—	—	—
—	66,997	—	—	—	—	—
—	8,111	—	—	—	—	—
—	—	—	—	—	—	—
44,634	—	6,203	—	12,889	7,967	3,120
48,240	—	8,791	—	14,008	8,751	1,854

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	10.21	—	10.30	—	—	—
—	10.05	—	10.14	—	—	—
—	8.80	—	—	—	—	—
—	8.71	—	—	—	—	—
—	—	—	—	—	—	—
11.46	—	9.81	—	10.28	9.87	8.36
11.40	—	9.76	—	10.22	9.81	8.31

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	Balanced Class 1 Division

Assets
Investments in shares of mutual funds, at market	$1,195,154	$328,755	$27,697,338
Liabilities	—	—	—
Net assets	$1,195,154	$328,755	$27,697,338

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	704,615
Premier Variable	—	—	2,297,185
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	387,675	—	24,695,538
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	683,678	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	123,801	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	220,044	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	108,711	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,195,154	$328,755	$27,697,338

Investments in shares of mutual funds, at cost	$1,199,736	$335,295	$23,541,686
Shares of mutual funds owned	61,165	16,851	1,599,153
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	213,040
Premier Variable	—	—	661,450
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	42,922	—	837,667
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	73,790	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,493	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	24,640	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	12,243	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	3.31
Premier Variable	—	—	3.47
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	9.03	—	29.48
The Principal Variable Annuity with Purchase Payment Credit Rider	8.89	—	26.77
Principal Investment Plus Variable Annuity	9.27	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.18	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	8.93	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	8.88	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	BlackRock Value Opportunities Class III Division	Calvert EAFE International Index Class F Division

$996,211	$632,140	$106,657	$872,324	$496,840	$30,842	$18,533
—	—	—	—	—	—	—
$996,211	$632,140	$106,657	$872,324	$496,840	$30,842	$18,533

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
70,162	36,800	—	24,451	3,176	—	—
—	—	—	—	—	—	—
812,196	546,136	49,583	801,450	379,796	—	—
40,212	12,157	54,873	1,365	106,045	—	—
—	—	—	—	—	—	—
4,142	31,026	—	—	—	—	9,218
69,499	6,021	2,201	45,058	7,823	30,842	9,315

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$996,211	$632,140	$106,657	$872,324	$496,840	$30,842	$18,533

$990,676	$651,040	$105,578	$887,662	$471,823	$31,905	$19,477
74,511	62,465	10,850	88,561	50,802	1,409	246

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
7,368	3,780	—	2,473	340	—	—
—	—	—	—	—	—	—
85,427	56,190	5,186	81,192	40,810	—	—
4,271	1,263	5,796	140	11,507	—	—
—	—	—	—	—	—	—
434	3,179	—	—	—	—	1,036
7,310	619	230	4,565	841	2,820	1,053

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.52	9.74	9.58	9.89	9.32	—	—
9.43	9.64	9.48	9.79	9.23	—	—
9.51	9.72	9.56	9.87	9.31	—	—
9.42	9.63	9.47	9.78	9.22	—	—
—	—	—	—	—	—	—
9.55	9.76	9.60	9.91	9.34	10.98	8.90
9.51	9.72	9.56	9.87	9.31	10.94	8.85

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016
	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division

Assets
Investments in shares of mutual funds, at market	$155,220	$750,689	$12,593
Liabilities	—	—	—
Net assets	$155,220	$750,689	$12,593

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	57,057	443,453	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	98,163	307,236	12,593
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$155,220	$750,689	$12,593

Investments in shares of mutual funds, at cost	$157,173	$706,601	$12,460
Shares of mutual funds owned	1,994	6,996	612
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	4,882	38,092	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,447	26,542	1,278
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	11.69	11.64	9.89
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11.62	11.58	9.85
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division

$185,401	$243,839	$138,244,287	$221,427	$931,015	$2,248,175	$42,455
0	0	0	0	0	0	0
$185,401	$243,839	$138,244,287	$221,427	$931,015	$2,248,175	$42,455

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	211,911	—	—	—	—
—	—	1,978,436	—	0	—	—
—	—	5,070,873	—	0	—	—
—	—	325,985	—	0	—	—
57,724	—	57,990,329	—	408,499	259156	—
0	—	0	—	0	—	—
119,390	—	68,328,176	—	487,200	1,562,009	—
8,287	0	4,338,577	0	13,400	427,010	—
0	0	0	0	0	—	—
0	102,227	0	150,432	5,864	—	—
0	141612	0	70,995	16,052	0	42,455

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$185,401	$243,839	$138,244,287	$221,427	$931,015	$2,248,175	$42,455

$185,804	$216,158	$136,131,874	$224,815	$937,090	$2,078,728	$42,925
19,661	12,827	12,398,591	19,930	95,489	56,672	3,276

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	76487	—	—	—	—
—	—	679952	—	0	—	—
—	—	278345	—	0	—	—
—	—	24028	—	0	—	—
5806	—	2415285	—	41,243	18256	—
0	—	0	—	0	—	—
12028	—	2855601	—	49269	110415	—
843	0	199,717	0	1,368	30848	—
0	0	0	0	0	—	—
0	8,559	0	15,057	591	—	—
0	11905	0	7135	1623	0	4,532

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	2.77	—	—	—	—
—	—	2.91	—	0.00	—	—
—	—	18.22	—	0.00	—	—
—	—	13.57	—	0.00	—	—
9.94	—	24.01	—	9.91	14.2	—
9.85	—	21.80	—	9.81	13.89	—
9.93	—	23.93	—	9.89	14.15	—
9.83	0.00	21.72	0.00	9.80	13.84	—
0.00	0.00	0.00	0.00	0.00	—	—
9.97	11.94	0.00	9.99	9.93	—	9.42
9.93	11.9	0.00	9.95	9.89	0.00	9.37

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Deutsche Equity 500 Index Class B2 Division	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 2 Division

Assets
Investments in shares of mutual funds, at market	$919,332	$1,156,870	$1,099,761,901
Liabilities	—	—	—
Net assets	$919,332	$1,156,870	$1,099,761,901

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	21,651	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	850,096	981,252,466
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	118,252	87,781,306
Principal Lifetime Income Solutions	—	—	30,728,129
Principal Pivot Series Variable Annuity	460,712	59,173	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	458,620	107,698	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$919,332	$1,156,870	$1,099,761,901

Investments in shares of mutual funds, at cost	$915,849	$1,144,323	$938,445,565
Shares of mutual funds owned	46,977	69,565	74,509,614
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	1,652	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	65,072	66,152,980
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	9,251	6,171,830
Principal Lifetime Income Solutions	—	—	2,071,589
Principal Pivot Series Variable Annuity	41,055	5,271	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	41,102	9,648	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	13.11	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	12.83	—
Principal Investment Plus Variable Annuity	—	13.06	14.83
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	12.78	14.22
Principal Lifetime Income Solutions	—	—	14.83
Principal Pivot Series Variable Annuity	11.22	11.23	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11.16	11.16	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division

$168,723,353	$3,589,241,933	$313,613,080	$254,023,076	$117,980,668	$197,448	$105,114
—	—	—	—	—	—	—
$168,723,353	$3,589,241,933	$313,613,080	$254,023,076	$117,980,668	$197,448	$105,114

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	278,107	—	—
—	—	—	—	2,452,998	—	—
—	—	—	—	1,971,186	—	—
—	—	—	—	339,185	—	—
7,416	—	45,192	—	75,035,200	—	—
—	—	—	—	—	—	—
129,826,290	3,336,704,285	260,796,513	235,732,134	35,801,310	—	—
10,529,309	216,291,485	23,999,729	10,830,080	2,102,682	—	—
26,329,151	36,246,163	28,237,188	7,460,862	—	—	—
168,317	—	335,333	—	—	129,565	63,179
1,862,870	—	199,125	—	—	67,883	41,935

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$168,723,353	$3,589,241,933	$313,613,080	$254,023,076	$117,980,668	$197,448	$105,114

$161,782,787	$3,012,540,713	$297,175,397	$243,045,028	$99,944,006	$216,997	$97,997
14,971,016	225,313,367	27,365,888	20,585,338	8,791,406	14,604	5,253

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	92,044	—	—
—	—	—	—	773,203	—	—
—	—	—	—	118,846	—	—
—	—	—	—	27,914	—	—
731	—	4,434	—	2,834,951	—	—
—	—	—	—	—	—	—
11,816,659	208,330,004	23,324,420	19,429,307	1,357,263	—	—
976,512	14,083,674	2,187,056	917,723	87,806	—	—
2,396,533	2,263,051	2,525,381	614,953	—	—	—
15,923	—	31,434	—	—	14,213	5,982
177,233	—	18,773	—	—	7,489	3,987

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	3.02	—	—
—	—	—	—	3.17	—	—
—	—	—	—	16.59	—	—
—	—	—	—	12.15	—	—
10.15	—	10.19	—	26.47	—	—
10.05	—	10.09	—	24.03	—	—
10.99	16.02	11.18	12.13	26.38	—	—
10.78	15.36	10.97	11.80	23.95	—	—
10.99	16.02	11.18	12.13	—	—	—
10.57	—	10.67	—	—	9.12	10.56
10.51	—	10.61	—	—	9.06	10.52

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016
	Dreyfus IP Technology Growth Service Shares Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at market	$6,464,383	$198,800,850	$1,262,942
Liabilities	—	—	—
Net assets	$6,464,383	$198,800,850	$1,262,942

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	87,912	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	46,721,990	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	5,213,791	148,628,538	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,250,592	3,362,410	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	473,172
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	789,770
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$6,464,383	$198,800,850	$1,262,942

Investments in shares of mutual funds, at cost	$6,443,204	$148,957,957	$1,258,519
Shares of mutual funds owned	382,961	8,569,002	54,839
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	40,551	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	2,880,816	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	215,120	9,195,614	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	55,575	220,890	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	42,778
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	71,810
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	2.17	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	16.22	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	15.27	—
Principal Investment Plus Variable Annuity	24.24	16.16	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22.50	15.22	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	11.06
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	11.00
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

$39,392,398	$48,208,479	$31,629,785	$47,449,987	$3,864,755	$11,979,106	$8,860,631
—	—	—	—	—	—	—
$39,392,398	$48,208,479	$31,629,785	$47,449,987	$3,864,755	$11,979,106	$8,860,631

$—	$—	$—	$—	$—	$—	$—
—	—	—	75,537	—	—	—
—	—	—	—	—	—	—
—	—	—	421,815	—	—	—
—	—	—	3,978,313	—	—	—
—	—	—	1,363,567	—	—	—
—	—	—	219,731	—	—	—
39,392,398	—	20,937,115	17,849,029	—	11,979,106	—
—	—	—	—	—	—	—
—	44,124,914	9,542,179	21,992,478	—	—	8,076,443
—	2,597,549	1,150,491	1,549,517	—	—	784,188
—	—	—	—	—	—	—
—	688,323	—	—	249,739	—	—
—	797,693	—	—	3,615,016	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$39,392,398	$48,208,479	$31,629,785	$47,449,987	$3,864,755	$11,979,106	$8,860,631

$31,813,395	$37,440,150	$29,861,272	$47,449,987	$3,864,755	$8,833,568	$7,781,330
1,192,264	1,485,623	1,473,895	47,449,987	3,864,755	202,692	151,619

—	—	—	—	—	—	—
—	—	—	76,259	—	—	—
—	—	—	—	—	—	—
—	—	—	423,198	—	—	—
—	—	—	3,984,941	—	—	—
—	—	—	137,144	—	—	—
—	—	—	22,120	—	—	—
1,566,116	—	1,070,190	1,802,537	—	778,643	—
—	—	—	—	—	—	—
—	1,833,632	489,432	2,222,981	—	—	388,950
—	116,259	64,426	157,473	—	—	40,675
—	—	—	—	—	—	—
—	64,049	—	—	25,232	—	—
—	74,651	—	—	366,059	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	0.99	—	—	—
—	—	—	—	—	—	—
—	—	—	1.00	—	—	—
—	—	—	1.00	—	—	—
—	—	—	9.94	—	—	—
—	—	—	9.93	—	—	—
25.15	—	19.56	9.90	—	15.38	—
22.84	—	17.92	9.85	—	13.97	—
—	24.06	19.50	9.89	—	—	20.76
—	22.34	17.86	9.84	—	—	19.28
—	—	—	9.89	—	—	—
—	10.75	—	—	9.90	—	—
—	10.69	—	—	9.88	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division

Assets
Investments in shares of mutual funds, at market	$563,472	$21,339,251	$26,312,655
Liabilities	—	—	—
Net assets	$563,472	$21,339,251	$26,312,655

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	563,472	—	—
The Principal Variable Annuity	—	—	37,129
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	18,411,698	25,437,999
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,941,177	706,773
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	513,471	53,698
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	472,905	77,056
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$563,472	$21,339,251	$26,312,655

Investments in shares of mutual funds, at cost	$509,034	$20,981,345	$23,413,274
Shares of mutual funds owned	16,720	646,057	1,490,802
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	48,779	—	—
The Principal Variable Annuity	—	—	4,379
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	663,104	1,662,113
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	75,298	49,739
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	47,450	5,953
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	43,952	8,591
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	11.55	—	—
The Principal Variable Annuity	—	—	8.48
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	8.40
Principal Investment Plus Variable Annuity	—	27.77	15.30
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	25.78	14.21
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.82	9.02
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.76	8.97
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$612,511	$807,587	$5,529,437	$14,216,405	$458,622	$—	$6,917,960
—	—	—	—	—	—	—
$612,511	$807,587	$5,529,437	$14,216,405	$458,622	$—	$6,917,960

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
31,115	—	594,377	186,223	—	—	126,763
—	—	—	—	—	—	—
180,975	—	4,218,262	13,406,315	—	—	6,440,636
27,148	—	716,798	623,867	—	—	350,561
—	—	—	—	—	—	—
188,200	397,486	—	—	144,342	—	—
185,073	410,101	—	—	314,280	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$612,511	$807,587	$5,529,437	$14,216,405	$458,622	$—	$6,917,960

$635,548	$824,829	$5,648,940	$13,696,742	$455,524	$—	$6,536,808
39,722	32,329	285,611	875,934	28,223	—	501,665

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
3,273	—	26,927	7,627	—	—	5,871
—	—	—	—	—	—	—
19,069	—	191,759	550,894	—	—	299,304
2,889	—	33,983	27,611	—	—	17,546
—	—	—	—	—	—	—
18,042	35,242	—	—	14,063	—	—
17,843	36,569	—	—	30,794	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.51	—	22.07	24.42	—	—	21.59
9.41	—	21.17	22.67	—	—	20.05
9.49	—	22.00	24.34	—	—	21.52
9.40	—	21.09	22.59	—	—	19.98
—	—	—	—	—	—	—
10.43	11.28	—	—	10.26	9.26	—
10.37	11.21	—	—	10.21	9.22	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division

Assets
Investments in shares of mutual funds, at market	$98,986	$110,034,001	$1,342,308
Liabilities	—	—	—
Net assets	$98,986	$110,034,001	$1,342,308

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	52,492	—
Pension Builder Plus – Rollover IRA	—	6,393	—
Personal Variable	—	134,326	—
Premier Variable	—	2,789,598	—
Principal Freedom Variable Annuity	—	2,431,458	—
Principal Freedom Variable Annuity 2	—	211,261	—
The Principal Variable Annuity	—	57,564,994	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	42,591,104	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	4,252,375	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	60,861	—	1,035,232
Principal Pivot Series Variable Annuity with Liquidity Max Rider	38,125	—	307,076
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$98,986	$110,034,001	$1,342,308

Investments in shares of mutual funds, at cost	$87,647	$116,184,361	$1,398,790
Shares of mutual funds owned	7,225	11,025,452	134,500
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	15,955	—
Pension Builder Plus – Rollover IRA	—	1,680	—
Personal Variable	—	49,996	—
Premier Variable	—	983,925	—
Principal Freedom Variable Annuity	—	194,128	—
Principal Freedom Variable Annuity 2	—	17,006	—
The Principal Variable Annuity	—	4,755,754	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	3,530,676	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	370,088	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	4,890	—	102,380
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,081	—	30,542
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	3.29	—
Pension Builder Plus – Rollover IRA	—	3.80	—
Personal Variable	—	2.69	—
Premier Variable	—	2.84	—
Principal Freedom Variable Annuity	—	12.52	—
Principal Freedom Variable Annuity 2	—	12.42	—
The Principal Variable Annuity	—	12.10	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.53	—
Principal Investment Plus Variable Annuity	—	12.06	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	11.49	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	12.45	—	10.11
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12.38	—	10.05
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division	International Emerging Markets Class 1 Division

$1,597,901	$143,412	$126,955	$438,123	$4,669,342	$445,729	$49,426,074
—	—	—	—	—	—	—
$1,597,901	$143,412	$126,955	$438,123	$4,669,342	$445,729	$49,426,074

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	462,990
—	—	—	—	—	—	—
—	—	—	—	—	—	—
237,407	8,674	21,230	19,032	672,691	—	19,702,405
—	—	—	—	—	—	—
1,209,983	55,862	18,996	342,263	3,405,465	—	27,895,622
55,071	8,895	3,396	17,776	591,186	—	1,365,057
—	—	—	—	—	—	—
36,005	67,358	39,044	8,190	—	108,981	—
59,435	2,623	44,289	50,862	—	336,748	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$1,597,901	$143,412	$126,955	$438,123	$4,669,342	$445,729	$49,426,074

$1,587,713	$167,484	$125,114	$438,792	$4,724,320	$458,803	$52,237,606
60,942	9,003	8,260	18,293	451,581	43,275	3,545,629

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	136,918
—	—	—	—	—	—	—
—	—	—	—	—	—	—
22,793	1,068	2,161	1,937	66,373	—	673,886
—	—	—	—	—	—	—
116,358	6,886	1,937	34,900	336,560	—	957,373
5,348	1,107	350	1,830	59,001	—	51,604
—	—	—	—	—	—	—
3,391	7,640	3,753	806	—	10,770	—
5,629	299	4,281	5,033	—	33,416	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3.38
—	—	—	—	—	—	—
—	—	—	—	—	—	—
10.42	8.13	9.82	9.82	10.14	—	29.24
10.31	8.05	9.73	9.73	10.04	—	26.54
10.40	8.11	9.81	9.81	10.12	—	29.14
10.30	8.03	9.71	9.71	10.02	—	26.45
—	—	—	—	—	—	—
10.62	8.82	10.40	10.16	—	10.12	—
10.56	8.77	10.35	10.11	—	10.08	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at market	$115,252	$3,877,605	$202,940
Liabilities	—	—	—
Net assets	$115,252	$3,877,605	$202,940

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	3,877,605	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	22,670	—	40,143
Principal Pivot Series Variable Annuity with Liquidity Max Rider	92,582	—	162,797
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$115,252	$3,877,605	$202,940

Investments in shares of mutual funds, at cost	$113,400	$3,011,684	$212,788
Shares of mutual funds owned	8,297	72,370	18,087
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	258,611	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	2,696	—	3,822
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,055	—	15,588
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	15.00	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	14.58	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	8.41	—	10.50
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8.38	—	10.44
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

$16,899,690	$7,476,525	$762,081	$9,472,356	$417,949	$1,101,948	$7,699,966
—	—	—	—	—	—	—
$16,899,690	$7,476,525	$762,081	$9,472,356	$417,949	$1,101,948	$7,699,966

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
16,899,690	7,179,982	—	—	—	1,101,948	2,066,881
—	—	—	—	—	—	—
—	269,167	—	8,726,354	—	—	4,958,739
—	27,376	—	746,002	—	—	674,346
—	—	—	—	—	—	—
—	—	202,845	—	296,817	—	—
—	—	559,236	—	121,132	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$16,899,690	$7,476,525	$762,081	$9,472,356	$417,949	$1,101,948	$7,699,966

$13,681,026	$8,585,759	$897,487	$9,274,692	$451,994	$1,109,496	$8,070,978
488,713	310,101	33,033	288,001	12,884	225,347	418,932

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,063,311	358,368	—	—	—	78,489	87,003
—	—	—	—	—	—	—
—	27,583	—	831,597	—	—	209,480
—	2,816	—	74,871	—	—	30,683
—	—	—	—	—	—	—
—	—	22,094	—	32,682	—	—
—	—	61,262	—	13,414	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
15.89	20.03	—	—	—	14.04	23.75
14.43	18.24	—	—	—	13.65	22.05
—	9.76	—	10.49	—	—	23.67
—	9.72	—	9.96	—	—	21.98
—	—	—	—	—	—	—
—	—	9.18	—	9.08	—	—
—	—	9.13	—	9.03	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

Assets
Investments in shares of mutual funds, at market	$2,689,778	$4,558,350	$8,696,456
Liabilities	—	—	—
Net assets	$2,689,778	$4,558,350	$8,696,456

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	2,689,778	—	8,696,456
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	4,155,773	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	402,577	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$2,689,778	$4,558,350	$8,696,456

Investments in shares of mutual funds, at cost	$2,783,346	$4,919,270	$6,069,902
Shares of mutual funds owned	150,351	703,449	154,686
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	283,692	—	518,600
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	268,818	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	28,048	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	9.48	—	16.77
The Principal Variable Annuity with Purchase Payment Credit Rider	8.63	—	15.22
Principal Investment Plus Variable Annuity	—	15.46	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	14.35	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

$1,933,140	$40,321,888	$307,355	$94,520,745	$127,126	$92,870,342	$765,977
—	—	—	—	—	—	—
$1,933,140	$40,321,888	$307,355	$94,520,745	$127,126	$92,870,342	$765,977

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	669,619	—	—	—	—	—
—	3,272,522	—	624,870	—	623,846	—
—	—	—	1,682,200	—	7,894,766	—
—	—	—	102,089	—	527,616	—
295,225	25,977,665	—	73,980,170	—	41,238,381	—
—	—	—	—	—	—	—
802,038	9,258,648	—	17,025,036	—	39,212,738	—
—	1,143,434	—	1,106,380	—	3,372,995	—
—	—	—	—	—	—	—
476,974	—	194,710	—	—	—	96,558
358,903	—	112,645	—	127,126	—	669,419

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$1,933,140	$40,321,888	$307,355	$94,520,745	$127,126	$92,870,342	$765,977

$1,994,513	$27,983,220	$311,902	$88,735,585	$132,761	$62,194,756	$744,913
153,059	1,652,536	12,654	3,850,132	5,197	6,014,919	49,803

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	214,894	—	—	—	—	—
—	1,000,126	—	279,227	—	279,958	—
—	—	—	88,091	—	414,862	—
—	—	—	5,397	—	27,541	—
29,826	914,855	—	1,268,638	—	2,329,781	—
—	—	—	—	—	—	—
81,079	327,207	—	292,955	—	2,222,960	—
—	44,512	—	20,970	—	210,621	—
—	—	—	—	—	—	—
47,536	—	19,876	—	—	—	9,087
35,974	—	11,564	—	12,782	—	63,257

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	3.12	—	—	—	—	—
—	3.27	—	2.24	—	2.23	—
—	—	—	19.09	—	19.03	—
—	—	—	18.91	—	19.16	—
9.90	28.39	—	58.31	—	17.70	—
9.86	25.78	—	52.94	—	16.07	—
9.89	28.30	—	58.11	—	17.64	—
9.86	25.69	—	52.76	—	16.01	—
—	—	—	—	—	—	—
10.03	—	9.80	—	9.99	—	10.63
9.98	—	9.74	—	9.95	—	10.58

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division	MFS International Value Service Class Division

Assets
Investments in shares of mutual funds, at market	$74,504,248	$55,623	$3,307,744
Liabilities	—	—	—
Net assets	$74,504,248	$55,623	$3,307,744

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$1,372,497	$—	$—
Pension Builder Plus	1,981,326	—	—
Pension Builder Plus – Rollover IRA	36,546	—	—
Personal Variable	356,955	—	—
Premier Variable	5,025,178	—	—
Principal Freedom Variable Annuity	2,523,234	—	—
Principal Freedom Variable Annuity 2	410,067	—	—
The Principal Variable Annuity	46,958,557	—	561,361
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	14,145,836	—	2,093,530
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,608,486	—	69,429
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	1,704	351,435
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	53,919	231,989
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	85,566	—	—
Total net assets	$74,504,248	$55,623	$3,307,744

Investments in shares of mutual funds, at cost	$71,555,044	$54,319	$3,329,019
Shares of mutual funds owned	2,480,994	1,858	148,796
Accumulation units outstanding:
Bankers Flexible Annuity	21,117	—	—
Pension Builder Plus	195,790	—	—
Pension Builder Plus – Rollover IRA	9,985	—	—
Personal Variable	67,142	—	—
Premier Variable	895,787	—	—
Principal Freedom Variable Annuity	139,817	—	—
Principal Freedom Variable Annuity 2	24,882	—	—
The Principal Variable Annuity	1,130,899	—	57,727
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	341,844	—	215,638
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	42,815	—	7,222
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	167	33,121
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	5,299	21,989
Accumulation unit value:
Bankers Flexible Annuity	$64.98	$—	$—
Pension Builder Plus	10.10	—	—
Pension Builder Plus – Rollover IRA	12.24	—	—
Personal Variable	5.32	—	—
Premier Variable	5.61	—	—
Principal Freedom Variable Annuity	18.05	—	—
Principal Freedom Variable Annuity 2	16.48	—	—
The Principal Variable Annuity	41.52	—	9.72
The Principal Variable Annuity with Purchase Payment Credit Rider	37.70	—	9.63
Principal Investment Plus Variable Annuity	41.38	—	9.71
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37.57	—	9.61
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.22	10.61
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.18	10.55
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	6,992	—	—
Annuitized unit value:
Bankers Flexible Annuity	$64.98	$—	$—
Pension Builder Plus – Rollover IRA	12.24	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division	Multi-Asset Income Class 2 Division	Neuberger Berman AMT Large Cap Value Class I Division

$1,031,307	$11,829,449	$5,780,196	$324,262,727	$170,427	$—	$4,992,582
—	—	—	—	—	—	—
$1,031,307	$11,829,449	$5,780,196	$324,262,727	$170,427	$—	$4,992,582

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	1,012,234	—	—	—
—	—	—	6,246,655	—	—	—
—	—	—	8,996,711	—	—	—
—	—	—	688,105	—	—	—
175,185	—	—	194,174,594	69,586	—	—
—	—	—	—	—	—	—
671,080	10,007,527	5,049,447	107,859,249	92,404	—	4,684,966
101,496	932,691	730,749	5,285,179	8,437	—	307,616
—	—	—	—	—	—	—
58,104	211,704	—	—	—	—	—
25,442	677,527	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$1,031,307	$11,829,449	$5,780,196	$324,262,727	$170,427	$—	$4,992,582

$1,054,272	$13,783,913	$5,607,132	$279,235,944	$169,782	$—	$4,234,244
68,708	448,595	310,930	6,363,084	16,643	—	327,597

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	100,974	—	—	—
—	—	—	593,316	—	—	—
—	—	—	183,475	—	—	—
—	—	—	25,936	—	—	—
15,622	—	—	2,176,388	6,691	—	—
—	—	—	—	—	—	—
60,048	480,326	211,086	1,213,061	8,891	—	224,169
9,281	46,863	31,979	65,473	815	—	15,853
—	—	—	—	—	—	—
5,906	23,305	—	—	—	—	—
2,597	75,011	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	10.02	—	—	—
—	—	—	10.53	—	—	—
—	—	—	49.04	—	—	—
—	—	—	26.53	—	—	—
11.21	—	—	89.22	10.40	—	—
10.97	—	—	81.00	10.36	—	—
11.18	20.84	23.92	88.91	10.39	—	20.90
10.94	19.90	22.85	80.72	10.36	—	19.40
—	—	—	—	—	—	—
9.84	9.08	—	—	—	10.39	—
9.80	9.03	—	—	—	10.37	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division

Assets
Investments in shares of mutual funds, at market	$2,447,553	$4,563,370	$555,279
Liabilities	—	—	—
Net assets	$2,447,553	$4,563,370	$555,279

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	555,279
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	2,295,715	4,254,546	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	101,291	308,824	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	19,362	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,185	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$2,447,553	$4,563,370	$555,279

Investments in shares of mutual funds, at cost	$2,560,997	$3,584,803	$542,699
Shares of mutual funds owned	115,888	202,187	23,380
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	40,572
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	233,012	189,339	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,352	14,802	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	2,046	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,309	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	13.69
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	13.39
Principal Investment Plus Variable Annuity	9.85	22.47	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.78	20.86	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.46	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.43	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

$3,837,833	$52,673	$11,729	$21,316,043	$315,289	$25,990,162	$109,609,383
—	—	—	—	—	—	—
$3,837,833	$52,673	$11,729	$21,316,043	$315,289	$25,990,162	$109,609,383

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	43,840
—	—	—	—	12,773	—	33,184,505
—	—	—	—	—	—	—
3,534,235	—	—	18,698,360	277,334	23,982,347	72,564,783
303,598	—	—	1,856,698	—	1,484,023	3,816,255
—	—	—	—	—	—	—
—	—	5,665	389,238	11,369	287,877	—
—	52,673	6,064	371,747	13,813	235,915	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$3,837,833	$52,673	$11,729	$21,316,043	$315,289	$25,990,162	$109,609,383

$4,163,060	$51,457	$11,706	$21,651,865	$316,357	$27,830,825	$104,616,411
383,400	5,205	1,498	2,750,457	30,790	2,442,685	4,578,504

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	2,431
—	—	—	—	1,293	—	3,152,598
—	—	—	—	—	—	—
245,918	—	—	1,255,161	28,114	1,905,689	4,164,316
22,115	—	—	129,982	—	123,449	232,098
—	—	—	—	—	—	—
—	—	691	36,439	1,148	28,252	—
—	5,406	743	35,000	1,400	23,285	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	18.03
—	—	—	—	9.88	—	10.53
—	—	—	—	9.78	—	10.42
14.37	—	—	14.91	9.86	12.58	17.43
13.73	—	—	14.30	9.77	12.02	16.44
—	—	—	—	—	—	—
—	9.78	8.20	10.68	9.90	10.19	—
—	9.74	8.17	10.62	9.86	10.13	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Assets
Investments in shares of mutual funds, at market	$431,660	$26,897,585	$107,765,196
Liabilities	—	—	—
Net assets	$431,660	$26,897,585	$107,765,196

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	1,097,674	3,854,984
The Principal Variable Annuity	—	1,620,707	4,946,727
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	23,378,798	95,769,395
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	800,406	3,194,090
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	244,461	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	187,199	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$431,660	$26,897,585	$107,765,196

Investments in shares of mutual funds, at cost	$398,447	$22,773,092	$93,112,491
Shares of mutual funds owned	18,206	2,155,255	8,512,259
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	79,463	260,325
The Principal Variable Annuity	—	104,276	288,201
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	1,509,722	5,598,433
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	55,660	201,070
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	21,852	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	16,829	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	13.81	14.81
The Principal Variable Annuity	—	15.54	17.16
The Principal Variable Annuity with Purchase Payment Credit Rider	—	14.43	15.94
Principal Investment Plus Variable Annuity	—	15.49	17.11
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	14.38	15.89
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	11.19	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11.12	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division

$16,129	$64,964,505	$82,097	$13,886,121	$120,683	$9,241,996	$84,066
—	—	—	—	—	—	—
$16,129	$64,964,505	$82,097	$13,886,121	$120,683	$9,241,996	$84,066

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,395,733	—	331,853	—	173,692	—
—	1,405,199	—	751,528	—	245,331	—
—	—	—	—	—	—	—
—	52,997,492	—	12,216,989	—	8,391,198	—
—	8,166,081	—	585,751	—	431,775	—
—	—	—	—	—	—	—
—	—	12,633	—	1,919	—	71,440
16,129	—	69,464	—	118,764	—	12,626

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$16,129	$64,964,505	$82,097	$13,886,121	$120,683	$9,241,996	$84,066

$17,812	$63,176,200	$81,936	$13,092,349	$118,840	$9,019,821	$87,137
1,278	5,673,756	7,201	1,027,080	8,959	707,657	6,462

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	160,696	—	21,817	—	11,383	—
—	81,329	—	41,883	—	13,569	—
—	—	—	—	—	—	—
—	3,077,678	—	683,172	—	465,692	—
—	510,673	—	35,273	—	25,804	—
—	—	—	—	—	—	—
—	—	1,296	—	198	—	7,379
1,652	—	7,153	—	12,307	—	1,309

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	14.91	—	15.21	—	15.26	—
—	17.28	—	17.94	—	18.08	—
—	16.05	—	16.66	—	16.79	—
—	17.22	—	17.88	—	18.02	—
—	15.99	—	16.61	—	16.73	—
—	—	—	—	—	—	—
9.81	—	9.75	—	9.69	—	9.68
9.77	—	9.71	—	9.65	—	9.64

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

Assets
Investments in shares of mutual funds, at market	$16,091,601	$77,553,935	$3,951,070
Liabilities	—	—	—
Net assets	$16,091,601	$77,553,935	$3,951,070

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	294,711	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	140,186	201,103	—
The Principal Variable Annuity	2,544,131	38,469,380	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	12,156,934	33,848,288	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,250,350	4,740,453	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	977,834
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	2,973,236
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$16,091,601	$77,553,935	$3,951,070

Investments in shares of mutual funds, at cost	$15,151,644	$60,557,179	$4,111,485
Shares of mutual funds owned	1,411,544	3,641,030	184,975
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	55,446	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	10,807	10,212	—
The Principal Variable Annuity	179,210	688,587	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	859,253	607,948	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	95,167	93,783	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	80,057
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	244,815
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	5.32	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	12.97	19.69	—
The Principal Variable Annuity	14.20	55.87	—
The Principal Variable Annuity with Purchase Payment Credit Rider	13.18	50.72	—
Principal Investment Plus Variable Annuity	14.15	55.68	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.14	50.55	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	12.21
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	12.15
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016
					SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division
Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

$339,859	$269,630	$581,092	$541,175,217	$3,651,180	$137,719,871	$3,073,745
—	—	—	—	—	—	—
$339,859	$269,630	$581,092	$541,175,217	$3,651,180	$137,719,871	$3,073,745

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	470,553	—	—	—
—	—	—	—	—	—	—
—	—	—	2,284,877	—	1,124,336	—
—	16,444	—	54,156,510	—	13,793,429	—
—	—	—	—	—	—	—
—	104,086	—	451,009,762	—	113,945,890	—
—	14,006	—	33,253,515	—	8,856,216	—
—	—	—	—	—	—	—
64,883	99,192	197,430	—	1,980,510	—	1,751,180
274,976	35,902	383,662	—	1,670,670	—	1,322,565

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$339,859	$269,630	$581,092	$541,175,217	$3,651,180	$137,719,871	$3,073,745

$330,398	$261,356	$610,816	$564,586,097	$3,798,144	$144,087,106	$3,275,761
5,028	3,220	18,228	37,477,508	255,327	11,975,641	270,101

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	221,525	—	—	—
—	—	—	—	—	—	—
—	—	—	152,864	—	76,334	—
—	2,346	—	3,736,161	—	965,643	—
—	—	—	—	—	—	—
—	14,877	—	31,220,687	—	8,004,503	—
—	2,022	—	2,439,544	—	659,323	—
—	—	—	—	—	—	—
6,502	19,616	17,125	—	191,377	—	169,847
27,666	7,141	33,469	—	162,360	—	129,010

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	2.12	—	—	—
—	—	—	—	—	—	—
—	—	—	14.95	—	14.73	—
—	7.01	—	14.50	—	14.28	—
—	6.94	—	13.68	—	13.48	—
—	7.00	—	14.45	—	14.24	—
—	6.93	—	13.63	—	13.43	—
—	—	—	—	—	—	—
9.98	5.06	11.53	—	10.35	—	10.31
9.94	5.03	11.46	—	10.29	—	10.25

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at market	$98,935,581	$5,812,996	$164,165,581
Liabilities	—	—	—
Net assets	$98,935,581	$5,812,996	$164,165,581

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	1,586,338	—	2,080,787
The Principal Variable Annuity	12,047,450	—	28,800,717
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	74,006,615	—	116,576,344
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,295,178	—	16,707,733
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	4,603,704	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,209,292	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$98,935,581	$5,812,996	$164,165,581

Investments in shares of mutual funds, at cost	$100,783,096	$6,295,840	$170,143,873
Shares of mutual funds owned	5,745,388	341,740	13,185,990
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	108,491	—	140,200
The Principal Variable Annuity	849,662	—	2,001,079
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	5,237,053	—	8,127,405
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	847,088	—	1,234,444
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	444,922	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	117,540	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	14.62	—	14.84
The Principal Variable Annuity	14.18	—	14.39
The Principal Variable Annuity with Purchase Payment Credit Rider	13.38	—	13.58
Principal Investment Plus Variable Annuity	14.13	—	14.34
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.33	—	13.53
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.35	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.29	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

$4,297,229	$62,692,692	$2,708,237	$99,558,356	$1,062,896	$116,092,220	$870,672
—	—	—	—	—	—	—
$4,297,229	$62,692,692	$2,708,237	$99,558,356	$1,062,896	$116,092,220	$870,672

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	553,620	—
—	—	—	1,326,416	—	4,023,324	—
—	867,956	—	59,601	—	384,236	—
—	7,258,024	—	17,722,411	—	63,003,806	—
—	—	—	—	—	—	—
—	44,069,635	—	78,227,002	—	45,292,658	—
—	10,497,077	—	2,222,926	—	2,834,576	—
—	—	—	—	—	—	—
1,303,852	—	1,454,714	—	452,965	—	683,787
2,993,377	—	1,253,523	—	609,931	—	186,885

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$4,297,229	$62,692,692	$2,708,237	$99,558,356	$1,062,896	$116,092,220	$870,672

$4,426,055	$65,360,100	$2,802,524	$101,108,427	$1,070,715	$108,593,255	$804,670
348,236	3,381,483	147,749	39,196,203	420,116	7,632,624	57,394

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	219,207	—
—	—	—	110,125	—	129,150	—
—	60,145	—	4,990	—	20,131	—
—	518,646	—	1,522,556	—	2,660,124	—
—	—	—	—	—	—	—
—	3,159,772	—	6,743,562	—	1,918,868	—
—	797,638	—	201,184	—	132,280	—
—	—	—	—	—	—	—
126,606	—	141,981	—	45,145	—	64,632
292,325	—	123,045	—	61,136	—	17,740

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	2.53	—
—	—	—	12.04	—	31.15	—
—	14.43	—	11.95	—	19.08	—
—	13.99	—	11.64	—	23.68	—
—	13.21	—	11.09	—	21.50	—
—	13.95	—	11.60	—	23.60	—
—	13.16	—	11.05	—	21.43	—
—	—	—	—	—	—	—
10.30	—	10.25	—	10.03	—	10.58
10.24	—	10.19	—	9.98	—	10.54

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2016

	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Assets
Investments in shares of mutual funds, at market	$16,507,067	$24,917,812	$1,185,140
Liabilities	—	—	—
Net assets	$16,507,067	$24,917,812	$1,185,140

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	58,160
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	14,631,739	22,441,794	443,092
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,875,328	2,476,018	6,860
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	346,658
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	330,370
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$16,507,067	$24,917,812	$1,185,140

Investments in shares of mutual funds, at cost	$13,194,524	$25,140,924	$1,194,563
Shares of mutual funds owned	733,974	746,489	71,265
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	6,106
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	616,035	518,142	46,595
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	85,039	61,571	729
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	36,992
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	35,456
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	9.53
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	9.43
Principal Investment Plus Variable Annuity	23.75	43.31	9.51
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22.05	40.21	9.42
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	9.37
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	9.32
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2016

Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$853,557	$—	$8,016,516
—	—	—
$853,557	$—	$8,016,516

$—	$—	$—
—	—	—
—	—	—
—	—	—
—	—	—
853,557	—	—
—	—	—
—	—	1,718,388
—	—	—
—	—	5,316,034
—	—	704,609
—	—	—
—	—	167,614
—	—	109,871

—	—	—
—	—	—
$853,557	$—	$8,016,516

$734,216	$—	$8,471,725
62,303	—	343,614

—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
40,060	—	—
—	—	—
—	—	152,388
—	—	—
—	—	473,049
—	—	65,640
—	—	—
—	—	23,669
—	—	15,604

$—	$—	$—
—	—	—
—	—	—
—	—	—
—	—	—
21.31	—	—
—	—	—
—	—	11.28
—	—	10.77
—	—	11.24
—	—	10.73
—	—	—
—	9.77	7.08
—	9.73	7.04

—	—	—
—	—	—

$—	$—	$—
—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Investment income (loss)
Income
Dividends	$—	$18,447	$220

Expenses
Mortality and expense risks	50,038	38,492	328
Administrative charges	6,005	4,407	40
Separate account rider charges	2,446	3,815	—
Net investment income (loss)	(58,489)	(28,267)	(148)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(185,916)	(184,295)	(139)
Capital gains distributions	1,193,872	173,322	9
Total realized gains (losses) on investments	1,007,956	(10,973)	(130)

Change in net unrealized appreciation or depreciation of investments	(765,636)	713,889	2,128

Net gains (losses) on investments	183,831	674,649	1,850

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$183,831	$674,649	$1,850

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$—	$262,300	$908,094	$116,785	$11,866	$66,691	$245,816

30,343	127,630	611,848	92,660	40,908	424,451	194,124
3,642	4,174	73,256	10,006	1,637	50,940	8,159
1,428	—	7,999	5,575	—	7,317	—
(35,413)	130,496	214,991	8,544	(30,679)	(416,017)	43,533

(19,141)	581,640	(963,734)	189,748	413,076	4,305,013	504,309
248,545	213,663	380,747	317,010	140,640	1,408,587	—
229,404	795,303	(582,987)	506,758	553,716	5,713,600	504,309

(141,129)	335,552	1,894,152	884,995	(439,133)	(4,352,512)	2,137,950

52,862	1,261,351	1,526,156	1,400,297	83,904	945,071	2,685,792

—	—	—	—	—	—	—

$52,862	$1,261,351	$1,526,156	$1,400,297	$83,904	$945,071	$2,685,792

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	American Funds Insurance Series Asset Allocation Fund Class 2 Division (1)	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division (1)

Investment income (loss)
Income
Dividends	$10,052	$7,985	$22,749

Expenses
Mortality and expense risks	2,159	7,059	4,580
Administrative charges	241	935	478
Separate account rider charges	373	—	325
Net investment income (loss)	7,279	(9)	17,366

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	310	15,891	78
Capital gains distributions	—	12,273	1,147
Total realized gains (losses) on investments	310	28,164	1,225

Change in net unrealized appreciation or depreciation of investments	3,884	21,027	44,420

Net gains (losses) on investments	11,473	49,182	63,011

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$11,473	$49,182	$63,011

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$21,432	$2,428	$142	$68,710	$2,668	$298	$356

13,487	11,005	3,828	8,554	2,192	1,719	418
1,752	981	476	342	287	229	57
—	187	—	—	—	—	—
6,193	(9,745)	(4,162)	59,814	189	(1,650)	(119)

(99,900)	(69,602)	(63,527)	(9,258)	(1,592)	(332)	(313)
110,643	165,271	98,002	—	5,853	13,617	924
10,743	95,669	34,475	(9,258)	4,261	13,285	611

167,824	(78,348)	10,162	52,138	6,611	(9,308)	(2,138)

184,760	7,576	40,475	102,694	11,061	2,327	(1,646)

—	—	—	—	—	—	—

$184,760	$7,576	$40,475	$102,694	$11,061	$2,327	$(1,646)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	Balanced Class 1 Division

Investment income (loss)
Income
Dividends	$8,866	$2,037	$560,523

Expenses
Mortality and expense risks	9,190	4,054	334,514
Administrative charges	836	560	12,869
Separate account rider charges	191	—	—
Net investment income (loss)	(1,351)	(2,577)	213,140

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(9,071)	(8,895)	769,565
Capital gains distributions	—	—	1,544,624
Total realized gains (losses) on investments	(9,071)	(8,895)	2,314,189

Change in net unrealized appreciation or depreciation of investments	36,070	28,452	(1,300,098)

Net gains (losses) on investments	25,648	16,980	1,227,231

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$25,648	$16,980	$1,227,231

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	BlackRock Value Opportunities Class III Division	Calvert EAFE International Index Class F Division

$12,230	$16,325	$2,038	$14,989	$7,195	$44	$514

10,848	3,570	1,087	7,437	3,740	40	147
1,245	389	130	869	444	4	19
143	73	283	6	431	—	—
(6)	12,293	538	6,677	2,580	—	348

(7,579)	1,414	(103)	(357)	(1,787)	2	(482)
—	—	—	—	—	1,003	—
(7,579)	1,414	(103)	(357)	(1,787)	1,005	(482)

45,664	(13,836)	3,229	(12,157)	32,208	(988)	17

38,079	(129)	3,664	(5,837)	33,001	17	(117)

—	—	—	—	—	—	—

$38,079	$(129)	$3,664	$(5,837)	$33,001	$17	$(117)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division

Investment income (loss)
Income
Dividends	$545	$3,697	$—

Expenses
Mortality and expense risks	1,143	5,997	136
Administrative charges	155	814	16
Separate account rider charges	—	—	—
Net investment income (loss)	(753)	(3,114)	(152)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,875)	(4,716)	(68)
Capital gains distributions	11,923	23,716	479
Total realized gains (losses) on investments	9,048	19,000	411

Change in net unrealized appreciation or depreciation of investments	10,527	86,103	646

Net gains (losses) on investments	18,822	101,989	905

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$18,822	$101,989	$905

(1) Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.
(2) Represented the operations of Bond & Mortgage Securities Class 2 Division until May 21, 2016.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division (1)	Core Plus Bond Class 2 Division (2)	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division

$2,649	$278	$4,506,625	$610	$12,799	$8,593	$796

1,370	1,199	1,798,287	623	11,576	16,151	522
123	151	147,347	85	1,002	1,884	63
48	—	32,253	—	81	1,702	—
1,108	(1,072)	2,528,738	(98)	140	(11,144)	211

(1,283)	(3,483)	854,404	492	1,527	(41,285)	(137)
—	7,069	—	—	—	106,987	—
(1,283)	3,586	854,404	492	1,527	65,702	(137)

2,366	37,111	767,565	(3,161)	(4,794)	319,598	1,277

2,191	39,625	4,150,707	(2,767)	(3,127)	374,156	1,351

—	—	—	—	—	—	—

$2,191	$39,625	$4,150,707	$(2,767)	$(3,127)	$374,156	$1,351

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Deutsche Equity 500 Index Class B2 Division	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 2 Division

Investment income (loss)
Income
Dividends	$11,812	$2,253	$13,374,366

Expenses
Mortality and expense risks	8,842	12,524	13,351,245
Administrative charges	1,178	1,495	1,602,337
Separate account rider charges	—	701	514,032
Net investment income (loss)	1,792	(12,467)	(2,093,248)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,519)	(30,444)	15,166,779
Capital gains distributions	53,312	102,705	10,356,484
Total realized gains (losses) on investments	39,793	72,261	25,523,263

Change in net unrealized appreciation or depreciation of investments	34,284	84,838	32,597,740

Net gains (losses) on investments	75,869	144,632	56,027,755

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$75,869	$144,632	$56,027,755

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division

$1,064,485	$42,304,254	$1,717,442	$2,297,469	$2,916,982	$4,394	$1,622

1,920,421	42,189,415	3,546,222	2,839,495	1,537,801	2,245	2,659
230,521	5,063,321	425,663	340,780	101,540	307	329
45,972	1,268,533	130,677	60,695	15,921	—	—
(1,132,429)	(6,217,015)	(2,385,120)	(943,501)	1,261,720	1,842	(1,366)

599,230	23,514,557	831,314	3,313,196	3,957,572	(1,609)	7,128
891,329	39,061,798	2,062,499	1,363,943	—	—	13,564
1,490,559	62,576,355	2,893,813	4,677,139	3,957,572	(1,609)	20,692

6,945,344	163,417,887	16,589,135	5,024,183	(6,592,841)	(1,448)	7,218

7,303,474	219,777,227	17,097,828	8,757,821	(1,373,549)	(1,215)	26,544

—	—	—	—	—	—	—

$7,303,474	$219,777,227	$17,097,828	$8,757,821	$(1,373,549)	$(1,215)	$26,544

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Dreyfus IP Technology Growth Service Shares Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Investment income (loss)
Income
Dividends	$—	$5,360,962	$28,917

Expenses
Mortality and expense risks	77,910	2,493,177	12,571
Administrative charges	9,350	252,580	1,644
Separate account rider charges	7,311	32,148	—
Net investment income (loss)	(94,571)	2,583,057	14,702

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	208,822	10,864,858	(5,029)
Capital gains distributions	320,068	9,837,415	58,679
Total realized gains (losses) on investments	528,890	20,702,273	53,650

Change in net unrealized appreciation or depreciation of investments	(249,360)	3,016,984	76,221

Net gains (losses) on investments	184,959	26,302,314	144,573

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$184,959	$26,302,314	$144,573

(1) Commenced operations February 8, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division (1)	Fidelity VIP Government Money Market Service Class Division (1)	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division

$277,361	$290,583	$631,390	$75,511	$356	$—	$—

494,438	601,004	383,533	399,700	24,671	160,074	116,234
19,780	72,327	25,630	31,834	3,130	6,404	13,950
—	18,122	6,339	8,860	—	—	5,170
(236,857)	(400,870)	215,888	(364,883)	(27,445)	(166,478)	(135,354)

1,101,975	2,907,109	(300,329)	—	1	727,408	749,715
3,240,194	4,010,715	2,065,631	—	—	1,290,676	929,015
4,342,169	6,917,824	1,765,302	—	1	2,018,084	1,678,730

(1,686,160)	(3,667,574)	2,603,294	—	—	(1,987,894)	(1,648,216)

2,419,152	2,849,380	4,584,484	(364,883)	(27,444)	(136,288)	(104,840)

—	—	—	—	—	—	—

$2,419,152	$2,849,380	$4,584,484	$(364,883)	$(27,444)	$(136,288)	$(104,840)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division

Investment income (loss)
Income
Dividends	$2,282	$63,544	$336,748

Expenses
Mortality and expense risks	3,921	249,503	357,676
Administrative charges	—	30,106	42,891
Separate account rider charges	—	11,173	7,486
Net investment income (loss)	(1,639)	(227,238)	(71,305)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(658)	99,894	1,034,759
Capital gains distributions	4,312	1,230,076	46,852
Total realized gains (losses) on investments	3,654	1,329,970	1,081,611

Change in net unrealized appreciation or depreciation of investments	63,348	984,040	(3,010,806)

Net gains (losses) on investments	65,363	2,086,772	(2,000,500)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$65,363	$2,086,772	$(2,000,500)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$6,982	$6,909	$29,507	$185,795	$4,980	$—	$70,932

6,740	6,406	47,213	177,097	5,417	109	76,702
835	838	5,377	21,053	690	13	9,105
134	—	3,139	4,202	—	—	1,361
(727)	(335)	(26,222)	(16,557)	(1,127)	(122)	(16,236)

1,124	(20,558)	(60,509)	186,419	(34,704)	(418)	16,473
—	61,163	542,260	7,505	239	—	169,230
1,124	40,605	481,751	193,924	(34,465)	(418)	185,703

(6,874)	36,118	520,702	1,387,312	88,776	534	1,052,343

(6,477)	76,388	976,231	1,564,679	53,184	(6)	1,221,810

—	—	—	—	—	—	—

$(6,477)	$76,388	$976,231	$1,564,679	$53,184	$(6)	$1,221,810

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division

Investment income (loss)
Income
Dividends	$797	$4,124,308	$53,539

Expenses
Mortality and expense risks	2,433	1,446,066	15,149
Administrative charges	307	106,059	2,100
Separate account rider charges	—	28,158	—
Net investment income (loss)	(1,943)	2,544,025	36,290

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,469	(442,522)	(15,719)
Capital gains distributions	2,442	20,206	275
Total realized gains (losses) on investments	15,911	(422,316)	(15,444)

Change in net unrealized appreciation or depreciation of investments	32,643	(1,398,353)	(21,520)

Net gains (losses) on investments	46,611	723,356	(674)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$46,611	$723,356	$(674)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division	Income Class 2 Division	International Emerging Markets Class 1 Division

$54,046	$4,129	$—	$200	$113,804	$29,680	$586,057

12,474	1,318	1,756	2,138	29,851	4,810	627,480
1,310	179	179	244	3,287	585	54,815
126	12	19	48	341	—	10,328
40,136	2,620	(1,954)	(2,230)	80,325	24,285	(106,566)

(5,535)	(9,626)	(2,657)	(100)	(8,309)	2,263	(2,157,544)
2,818	—	—	—	—	—	—
(2,717)	(9,626)	(2,657)	(100)	(8,309)	2,263	(2,157,544)

30,925	(14,440)	2,294	(642)	(40,355)	(12,937)	6,218,114

68,344	(21,446)	(2,317)	(2,972)	31,661	13,611	3,954,004

—	—	—	—	—	—	—

$68,344	$(21,446)	$(2,317)	$(2,972)	$31,661	$13,611	$3,954,004

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Investment income (loss)
Income
Dividends	$697	$—	$412

Expenses
Mortality and expense risks	692	49,816	2,369
Administrative charges	88	1,993	295
Separate account rider charges	—	—	—
Net investment income (loss)	(83)	(51,809)	(2,252)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(370)	255,087	(8,035)
Capital gains distributions	—	351,741	—
Total realized gains (losses) on investments	(370)	606,828	(8,035)

Change in net unrealized appreciation or depreciation of investments	4,581	(534,066)	27,433

Net gains (losses) on investments	4,128	20,953	17,146

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$4,128	$20,953	$17,146

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

$130,075	$—	$—	$136,300	$5,098	$—	$—

216,924	104,080	11,133	122,900	4,566	16,588	94,794
8,678	4,232	1,411	14,750	627	664	9,316
—	42	—	4,814	—	—	3,755
(95,527)	(108,354)	(12,544)	(6,164)	(95)	(17,252)	(107,865)

702,741	986,241	(173,599)	134,570	(6,563)	582,597	(69,834)
1,165,901	1,199,414	129,173	—	—	124,916	550,276
1,868,642	2,185,655	(44,426)	134,570	(6,563)	707,513	480,442

(302,595)	(3,382,595)	(24,204)	(308,118)	(1,775)	(712,657)	369,136

1,470,520	(1,305,294)	(81,174)	(179,712)	(8,433)	(22,396)	741,713

—	—	—	—	—	—	—

$1,470,520	$(1,305,294)	$(81,174)	$(179,712)	$(8,433)	$(22,396)	$741,713

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

Investment income (loss)
Income
Dividends	$—	$17,504	$61,798

Expenses
Mortality and expense risks	36,936	53,651	108,006
Administrative charges	1,478	6,439	4,321
Separate account rider charges	—	2,258	—
Net investment income (loss)	(38,414)	(44,844)	(50,529)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	103,979	116,658	726,895
Capital gains distributions	134,975	1,304,589	662,883
Total realized gains (losses) on investments	238,954	1,421,247	1,389,778

Change in net unrealized appreciation or depreciation of investments	(293,796)	(698,104)	(470,216)

Net gains (losses) on investments	(93,256)	678,299	869,033

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(93,256)	$678,299	$869,033

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

$31,651	$120,911	$399	$—	$—	$1,505,569	$8,327

12,250	518,670	4,846	1,208,081	3,737	1,091,780	4,737
1,508	31,247	642	65,758	449	81,098	579
—	8,820	—	7,494	—	19,045	—
17,893	(437,826)	(5,089)	(1,281,333)	(4,186)	313,646	3,011

(2,026)	2,836,336	(13,002)	4,105,960	(87,027)	6,339,881	4,629
—	—	—	7,885,303	41,355	2,211,043	12,391
(2,026)	2,836,336	(13,002)	11,991,263	(45,672)	8,550,924	17,020

(39,047)	(5,445,756)	(5,229)	(10,989,531)	63,377	(188,275)	23,392

(23,180)	(3,047,246)	(23,320)	(279,601)	13,519	8,676,295	43,423

—	—	—	—	—	—	—

$(23,180)	$(3,047,246)	$(23,320)	$(279,601)	$13,519	$8,676,295	$43,423

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division	MFS International Value Service Class Division

Investment income (loss)
Income
Dividends	$1,432,082	$265	$38,303

Expenses
Mortality and expense risks	862,344	205	33,088
Administrative charges	46,796	25	3,543
Separate account rider charges	10,322	—	544
Net investment income (loss)	512,620	35	1,128

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(73,720)	(77)	(1,733)
Capital gains distributions	2,198,114	454	77,445
Total realized gains (losses) on investments	2,124,394	377	75,712

Change in net unrealized appreciation or depreciation of investments	2,046,436	1,656	(3,909)

Net gains (losses) on investments	4,683,450	2,068	72,931

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$4,683,450	$2,068	$72,931

(1) Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(2) Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(3) Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(4) Commenced operations May 23, 2016.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

MFS New Discovery Service Class Division (1)	MFS Utilities Service Class Division (2)	MFS Value Service Class Division (3)	MidCap Class 1 Division	Multi-Asset Income Class 1 Division (4)	Multi-Asset Income Class 2 Division (4)	Neuberger Berman AMT Large Cap Value Class I Division

$—	$432,705	$97,951	$1,351,111	$—	$—	$33,052

12,713	144,608	67,345	3,990,231	555	—	53,047
1,267	17,428	8,082	269,924	55	—	6,367
601	5,639	3,681	39,271	8	—	1,163
(14,581)	265,030	18,843	(2,948,315)	(618)	—	(27,525)

(132,432)	(349,305)	268,298	21,996,101	(74)	—	220,051
46,334	274,822	432,500	54,317,364	—	—	362,319
(86,098)	(74,483)	700,798	76,313,465	(74)	—	582,370

141,978	805,522	(77,828)	(45,577,816)	645	—	421,981

41,299	996,069	641,813	27,787,334	(47)	—	976,826

—	—	—	—	—	—	—

$41,299	$996,069	$641,813	$27,787,334	$(47)	$—	$976,826

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division

Investment income (loss)
Income
Dividends	$—	$30,865	$1,422

Expenses
Mortality and expense risks	30,981	57,945	7,050
Administrative charges	3,724	6,954	282
Separate account rider charges	744	2,257	—
Net investment income (loss)	(35,449)	(36,291)	(5,910)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(45,040)	303,125	(43,979)
Capital gains distributions	122,395	158,484	21,897
Total realized gains (losses) on investments	77,355	461,609	(22,082)

Change in net unrealized appreciation or depreciation of investments	7,209	(72,636)	114,280

Net gains (losses) on investments	49,115	352,682	86,288

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$49,115	$352,682	$86,288

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

$101,647	$843	$219	$950,670	$3,735	$562,847	$1,250,082

49,055	150	265	227,062	3,305	337,401	1,390,388
5,887	18	35	27,358	395	40,578	132,957
1,798	—	—	7,791	1	8,494	29,327
44,907	675	(81)	688,459	34	176,374	(302,590)

(210,507)	78	(1,417)	(188,859)	(7,420)	(296,729)	73,554
—	—	—	—	—	—	847,945
(210,507)	78	(1,417)	(188,859)	(7,420)	(296,729)	921,499

591,652	1,215	1,704	1,317,754	6,434	463,639	7,379,260

426,052	1,968	206	1,817,354	(952)	343,284	7,998,169

—	—	—	—	—	—	—

$426,052	$1,968	$206	$1,817,354	$(952)	$343,284	$7,998,169

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Investment income (loss)
Income
Dividends	$8,694	$590,055	$2,172,249

Expenses
Mortality and expense risks	8,683	345,192	1,394,977
Administrative charges	1,125	38,507	157,752
Separate account rider charges	—	5,391	27,901
Net investment income (loss)	(1,114)	200,965	591,619

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,169	864,670	183,406
Capital gains distributions	7,446	159,706	3,930,736
Total realized gains (losses) on investments	18,615	1,024,376	4,114,142

Change in net unrealized appreciation or depreciation of investments	43,982	(179,273)	(30,737)

Net gains (losses) on investments	61,483	1,046,068	4,675,024

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$61,483	$1,046,068	$4,675,024

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division

$289	$1,058,720	$756	$201,860	$169	$116,815	$461

195	805,570	547	170,069	461	109,273	359
24	92,375	70	19,262	55	12,690	52
—	54,374	—	4,121	—	2,729	—
70	106,401	139	8,408	(347)	(7,877)	50

(105)	2,028,182	(546)	432,020	1,334	239,565	(75)
558	2,634,668	1,935	533,289	472	371,187	1,597
453	4,662,850	1,389	965,309	1,806	610,752	1,522

81	(2,138,404)	879	(418,422)	1,848	(258,009)	(5)

604	2,630,847	2,407	555,295	3,307	344,866	1,567

—	—	—	—	—	—	—

$604	$2,630,847	$2,407	$555,295	$3,307	$344,866	$1,567

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

Investment income (loss)
Income
Dividends	$414,129	$1,120,008	$26,907

Expenses
Mortality and expense risks	209,682	1,003,595	29,081
Administrative charges	22,481	79,263	3,770
Separate account rider charges	7,731	29,547	—
Net investment income (loss)	174,235	7,603	(5,944)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	443,415	4,729,275	(28,470)
Capital gains distributions	—	6,833,672	183,653
Total realized gains (losses) on investments	443,415	11,562,947	155,183

Change in net unrealized appreciation or depreciation of investments	(65,598)	(8,121,242)	(152,839)

Net gains (losses) on investments	552,052	3,449,308	(3,600)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$552,052	$3,449,308	$(3,600)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

$—	$—	$—	$11,916,910	$87,444	$3,607,402	$72,399

1,775	2,614	6,606	7,086,705	44,761	1,790,734	34,911
220	299	861	792,146	5,991	198,191	4,704
—	29	—	257,869	—	68,567	—
(1,995)	(2,942)	(7,467)	3,780,190	36,692	1,549,910	32,784

146	(4,605)	(11,796)	13,501,193	(303,876)	1,360,793	(35,594)
4,436	—	59,803	34,361,164	286,324	5,417,088	120,781
4,582	(4,605)	48,007	47,862,357	(17,552)	6,777,881	85,187

9,461	30,537	(19,101)	(22,647,532)	220,566	(1,536,046)	33,535

12,048	22,990	21,439	28,995,015	239,706	6,791,745	151,506

—	—	—	—	—	—	—

$12,048	$22,990	$21,439	$28,995,015	$239,706	$6,791,745	$151,506

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

Investment income (loss)
Income
Dividends	$1,398,527	$64,011	$5,434,884

Expenses
Mortality and expense risks	1,210,973	57,565	2,055,747
Administrative charges	131,265	8,263	215,857
Separate account rider charges	76,435	—	103,547
Net investment income (loss)	(20,146)	(1,817)	3,059,733

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,544,911	(69,196)	826,988
Capital gains distributions	5,126,480	282,604	3,175,692
Total realized gains (losses) on investments	7,671,391	213,408	4,002,680

Change in net unrealized appreciation or depreciation of investments	(2,525,153)	90,753	1,694,802

Net gains (losses) on investments	5,126,092	302,344	8,757,215

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$5,126,092	$302,344	$8,757,215

(1) Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016. (2) Represented the operations of SmallCap Blend Class 2 Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Class 1 Division (1)	SmallCap Class 2 Division (2)

$130,579	$909,891	$18,401	$2,179,250	$27,851	$275,193	$815

50,874	787,969	17,111	1,299,547	13,622	1,352,956	9,675
6,491	85,632	2,373	137,076	1,751	98,876	1,344
—	71,228	—	18,909	—	19,163	—
73,214	(34,938)	(1,083)	723,718	12,478	(1,195,802)	(10,204)

(126,192)	2,033,907	(92,870)	27,358	(13,026)	2,751,427	(32,125)
82,812	3,414,072	83,128	—	—	4,697,046	44,948
(43,380)	5,447,979	(9,742)	27,358	(13,026)	7,448,473	12,823

201,730	(2,681,020)	90,513	24,748	8,372	9,897,300	146,041

231,564	2,732,021	79,688	775,824	7,824	16,149,971	148,660

—	—	—	—	—	—	—

$231,564	$2,732,021	$79,688	$775,824	$7,824	$16,149,971	$148,660

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	204,899	357,281	12,844
Administrative charges	24,591	42,879	1,594
Separate account rider charges	10,988	17,353	49
Net investment income (loss)	(240,478)	(417,513)	(14,487)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,359,449	3,356,881	(39,546)
Capital gains distributions	—	190,624	882
Total realized gains (losses) on investments	1,359,449	3,547,505	(38,664)

Change in net unrealized appreciation or depreciation of investments	(1,257,312)	(7,270,684)	73,599

Net gains (losses) on investments	(138,341)	(4,140,692)	20,448

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(138,341)	$(4,140,692)	$20,448

(1) Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2016

Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division (1)

$16,895	$—	$25,310

7,119	—	82,729
—	—	8,727
—	—	4,053
9,776	—	(70,199)

3,302	—	(518,970)
32,493	—	—
35,795	—	(518,970)

24,739	—	2,838,392

70,310	—	2,249,223

—	—	—

$70,310	$—	$2,249,223

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	AllianceBernstein Small Cap Growth Class A Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(58,489)	$(71,141)
Total realized gains (losses) on investments	1,007,956	952,960
Change in net unrealized appreciation or depreciation of investments	(765,636)	(980,379)
Net gains (losses) from investments	183,831	(98,560)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	183,831	(98,560)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	456,512	692,012
Administration charges	(202)	(407)
Contingent sales charges	(3,168)	(4,994)
Contract terminations	(276,822)	(563,413)
Death benefit payments	—	(25,911)
Flexible withdrawal option payments	(27,076)	(22,903)
Transfers to other contracts	(600,990)	(570,163)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(451,746)	(495,779)
Total increase (decrease)	(267,915)	(594,339)

Net assets at beginning of period	4,350,241	4,944,580
Net assets at end of period	$4,082,326	$4,350,241

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

AllianceBernstein Small/Mid Cap Value Class A Division		Alps/Red Rocks Listed Private Equity Class III Division (1)		American Century VP Capital Appreciation Class I Division

2016	2015	2016	2015	2016	2015

$(28,267)	$(17,933)	$(148)	$(75)	$(35,413)	$(39,346)
(10,973)	403,743	(130)	5	229,404	219,030
713,889	(586,927)	2,128	(992)	(141,129)	(169,766)
674,649	(201,117)	1,850	(1,062)	52,862	9,918

—	—	—	—	—	—

674,649	(201,117)	1,850	(1,062)	52,862	9,918

1,321,497	1,332,689	5,989	24,745	478,898	645,130
(90)	—	(41)	(8)	(1,105)	(1,550)
(1,257)	(1,040)	(1)	—	(2,289)	(2,290)
(151,575)	(118,349)	(699)	—	(199,972)	(258,314)
(18,527)	(23,425)	—	—	(10,938)	(27,500)
(21,699)	(19,743)	—	—	(22,920)	(24,857)
(514,041)	(523,465)	(721)	—	(433,798)	(447,846)
—	—	—	—	—	—
614,308	646,667	4,527	24,737	(192,124)	(117,227)
1,288,957	445,550	6,377	23,675	(139,262)	(107,309)

2,766,015	2,320,465	23,675	—	2,496,198	2,603,507
$4,054,972	$2,766,015	$30,052	$23,675	$2,356,936	$2,496,198

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	American Century VP Income & Growth Class I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$130,496	$114,087
Total realized gains (losses) on investments	795,303	1,834,516
Change in net unrealized appreciation or depreciation of investments	335,552	(2,846,462)
Net gains (losses) from investments	1,261,351	(897,859)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,261,351	(897,859)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	251,043	429,765
Administration charges	(1,378)	(1,061)
Contingent sales charges	(1,441)	(1,747)
Contract terminations	(1,324,781)	(1,560,280)
Death benefit payments	(15,332)	(116,724)
Flexible withdrawal option payments	(130,184)	(152,106)
Transfers to other contracts	(728,927)	(587,166)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,951,000)	(1,989,319)
Total increase (decrease)	(689,649)	(2,887,178)

Net assets at beginning of period	11,548,437	14,435,615
Net assets at end of period	$10,858,788	$11,548,437

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Century VP Inflation Protection Class II Division		American Century VP Mid Cap Value Class II Division		American Century VP Ultra Class I Division

2016	2015	2016	2015	2016	2015

$214,991	$340,760	$8,544	$2,505	$(30,679)	$(31,269)
(582,987)	(1,104,330)	506,758	475,978	553,716	713,014
1,894,152	(1,423,679)	884,995	(680,016)	(439,133)	(500,969)
1,526,156	(2,187,249)	1,400,297	(201,533)	83,904	180,776

—	—	—	—	—	—

1,526,156	(2,187,249)	1,400,297	(201,533)	83,904	180,776

4,971,089	8,848,538	3,777,153	2,523,086	200,408	566,985
(193,737)	(299,369)	(1,028)	(391)	(503)	(722)
(48,743)	(53,212)	(6,436)	(1,614)	(370)	(394)
(4,259,005)	(6,003,190)	(779,432)	(333,932)	(353,904)	(350,601)
(392,831)	(597,826)	—	(91,015)	(6,421)	(10,583)
(1,768,814)	(1,871,537)	(42,845)	(45,033)	(53,493)	(47,184)
(5,929,210)	(11,648,589)	(1,236,011)	(734,456)	(415,786)	(416,178)
—	—	—	—	—	—
(7,621,251)	(11,625,185)	1,711,401	1,316,645	(630,069)	(258,677)
(6,095,095)	(13,812,434)	3,111,698	1,115,112	(546,165)	(77,901)

51,379,647	65,192,081	6,444,459	5,329,347	3,618,032	3,695,933
$45,284,552	$51,379,647	$9,556,157	$6,444,459	$3,071,867	$3,618,032

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	American Century VP Ultra Class II Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(416,017)	$(468,389)
Total realized gains (losses) on investments	5,713,600	9,583,284
Change in net unrealized appreciation or depreciation of investments	(4,352,512)	(7,134,566)
Net gains (losses) from investments	945,071	1,980,329

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	945,071	1,980,329

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,290,609	4,602,185
Administration charges	(143,589)	(226,359)
Contingent sales charges	(29,028)	(39,443)
Contract terminations	(2,536,334)	(4,449,811)
Death benefit payments	(358,885)	(406,576)
Flexible withdrawal option payments	(1,351,736)	(1,393,167)
Transfers to other contracts	(4,860,363)	(8,773,849)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,989,326)	(10,687,020)
Total increase (decrease)	(4,044,255)	(8,706,691)

Net assets at beginning of period	36,158,449	44,865,140
Net assets at end of period	$32,114,194	$36,158,449

(1) Commenced operations May 23, 2016. (2) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Century VP Value Class II Division		American Funds Insurance Series Asset Allocation Fund Class 2 Division (1)	American Funds Insurance Series Asset Allocation Fund Class 4 Division (2)

2016	2015	2016	2016	2015

$43,533	$112,095	$7,279	$(9)	$8,662
504,309	499,170	310	28,164	34
2,137,950	(1,501,643)	3,884	21,027	(1,616)
2,685,792	(890,378)	11,473	49,182	7,080

—	—	—	—	—

2,685,792	(890,378)	11,473	49,182	7,080

691,659	1,050,927	872,381	180,518	799,566
(2,518)	(2,991)	(17)	(720)	(175)
(1,596)	(2,043)	(10)	(761)	—
(1,434,319)	(1,809,594)	(856)	(405,874)	(37)
(36,094)	(71,351)	—	—	—
(176,405)	(207,941)	(885)	—	—
(892,147)	(799,496)	(3,709)	(31,001)	—
—	—	—	—	—
(1,851,420)	(1,842,489)	866,904	(257,838)	799,354
834,372	(2,732,867)	878,377	(208,656)	806,434

15,477,692	18,210,559	—	806,434	—
$16,312,064	$15,477,692	$878,377	$597,778	$806,434

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division (1)

2016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,366
Total realized gains (losses) on investments	1,225
Change in net unrealized appreciation or depreciation of investments	44,420
Net gains (losses) from investments	63,011

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	63,011

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,677,715
Administration charges	—
Contingent sales charges	(133)
Contract terminations	(13,059)
Death benefit payments	—
Flexible withdrawal option payments	(3,616)
Transfers to other contracts	(28,395)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	1,632,512
Total increase (decrease)	1,695,523

Net assets at beginning of period	—
Net assets at end of period	$1,695,523

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division		American Funds Insurance Series Global Small Capitalization Fund Class 2 Division		American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

2016	2015	2016	2015	2016	2015

$6,193	$8,702	$(9,745)	$(5,696)	$(4,162)	$(872)
10,743	64,708	95,669	12,329	34,475	4,964
167,824	(124,673)	(78,348)	(83,834)	10,162	(11,033)
184,760	(51,263)	7,576	(77,201)	40,475	(6,941)

—	—	—	—	—	—

184,760	(51,263)	7,576	(77,201)	40,475	(6,941)

749,169	916,573	317,461	1,081,691	407,165	144,281
(875)	(616)	—	—	(241)	(106)
(512)	(33)	(348)	(75)	(123)	(2)
(272,997)	(3,014)	(82,254)	(43,326)	(65,860)	(199)
—	(591)	(391)	—	—	—
(6,368)	(3,300)	(4,369)	(2,772)	(631)	—
(492,171)	(60,885)	(105,683)	(210,335)	(367,150)	(11,908)
—	—	—	—	—	—
(23,754)	848,134	124,416	825,183	(26,840)	132,066
161,006	796,871	131,992	747,982	13,635	125,125

900,392	103,521	843,960	95,978	132,990	7,865
$1,061,398	$900,392	$975,952	$843,960	$146,625	$132,990

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	American Funds Insurance Series High-Income Bond Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$59,814	$17,794
Total realized gains (losses) on investments	(9,258)	(23,602)
Change in net unrealized appreciation or depreciation of investments	52,138	(31,252)
Net gains (losses) from investments	102,694	(37,060)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	102,694	(37,060)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,036,274	514,915
Administration charges	(64)	(6)
Contingent sales charges	(29)	(33)
Contract terminations	(27,802)	(29,259)
Death benefit payments	(1,862)	—
Flexible withdrawal option payments	(11,801)	(5,380)
Transfers to other contracts	(141,530)	(290,011)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	853,186	190,226
Total increase (decrease)	955,880	153,166

Net assets at beginning of period	364,164	210,998
Net assets at end of period	$1,320,044	$364,164

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division		American Funds Insurance Series Managed Risk Growth Fund Class P2 Division		American Funds Insurance Series Managed Risk International Fund Class P2 Division

2016	2015	2016	2015	2016	2015

$189	$120	$(1,650)	$(1,443)	$(119)	$(398)
4,261	796	13,285	379	611	1
6,611	(2,576)	(9,308)	(2,464)	(2,138)	(2,825)
11,061	(1,660)	2,327	(3,528)	(1,646)	(3,222)

—	—	—	—	—	—

11,061	(1,660)	2,327	(3,528)	(1,646)	(3,222)

234,303	94,893	16,255	124,649	8,021	23,207
(90)	(34)	(290)	(179)	(75)	(8)
(16)	—	—	(2)	—	(1)
(8,686)	—	—	(198)	—	(99)
(3,237)	—	—	—	—	—
—	—	(200)	—	(100)	—
(19,909)	(31,072)	(1,972)	(2,236)	(2,316)	(184)
—	—	—	—	—	—
202,365	63,787	13,793	122,034	5,530	22,915
213,426	62,127	16,120	118,506	3,884	19,693

62,127	—	148,405	29,899	37,589	17,896
$275,553	$62,127	$164,525	$148,405	$41,473	$37,589

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	American Funds Insurance Series New World Fund Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,351)	$(1,791)
Total realized gains (losses) on investments	(9,071)	(1,639)
Change in net unrealized appreciation or depreciation of investments	36,070	(18,268)
Net gains (losses) from investments	25,648	(21,698)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	25,648	(21,698)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	823,198	392,640
Administration charges	(2)	(2)
Contingent sales charges	(173)	(139)
Contract terminations	(21,172)	(15,920)
Death benefit payments	(404)	—
Flexible withdrawal option payments	(1,775)	(631)
Transfers to other contracts	(70,932)	(65,841)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	728,740	310,107
Total increase (decrease)	754,388	288,409

Net assets at beginning of period	440,766	152,357
Net assets at end of period	$1,195,154	$440,766

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

American Funds Insurance Series New World Fund Class 4 Division		Balanced Class 1 Division		BlackRock Global Allocation Class III Division (1)

2016	2015	2016	2015	2016	2015

$(2,577)	$(1,336)	$213,140	$176,457	$(6)	$1,282
(8,895)	10,712	2,314,189	3,600,707	(7,579)	27,424
28,452	(34,555)	(1,300,098)	(3,988,979)	45,664	(40,129)
16,980	(25,179)	1,227,231	(211,815)	38,079	(11,423)

—	—	—	—	—	—

16,980	(25,179)	1,227,231	(211,815)	38,079	(11,423)

33,646	383,239	728,277	1,182,321	490,365	538,180
(558)	(378)	(12,869)	(10,601)	(16)	(6)
(6)	—	(2,128)	(3,246)	(106)	(40)
(3,296)	—	(2,475,191)	(4,255,018)	(12,767)	(4,460)
—	—	(266,990)	(319,838)	—	—
(331)	(191)	(516,365)	(632,582)	(10,582)	—
(111,186)	(15,951)	(949,696)	(738,415)	(31,008)	(5)
—	—	—	—	—	—
(81,731)	366,719	(3,494,962)	(4,777,379)	435,886	533,669
(64,751)	341,540	(2,267,731)	(4,989,194)	473,965	522,246

393,506	51,966	29,965,069	34,954,263	522,246	—
$328,755	$393,506	$27,697,338	$29,965,069	$996,211	$522,246

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	BlackRock iShares Alternative Strategies Class III Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$12,293	$3,163
Total realized gains (losses) on investments	1,414	(17)
Change in net unrealized appreciation or depreciation of investments	(13,836)	(5,064)
Net gains (losses) from investments	(129)	(1,918)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(129)	(1,918)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	595,410	217,766
Administration charges	(11)	—
Contingent sales charges	(49)	(19)
Contract terminations	(4,246)	(2,163)
Death benefit payments	(4,124)	—
Flexible withdrawal option payments	(1,537)	(314)
Transfers to other contracts	(82,322)	(84,204)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	503,121	131,066
Total increase (decrease)	502,992	129,148

Net assets at beginning of period	129,148	—
Net assets at end of period	$632,140	$129,148

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

BlackRock iShares Dynamic Allocation Class III Division (1)		BlackRock iShares Dynamic Fixed Income Class III Division (1)		BlackRock iShares Equity Appreciation Class III Division (1)

2016	2015	2016	2015	2016	2015

$538	$898	$6,677	$1,610	$2,580	$1,500
(103)	(6)	(357)	30	(1,787)	(200)
3,229	(2,151)	(12,157)	(3,180)	32,208	(7,191)
3,664	(1,259)	(5,837)	(1,540)	33,001	(5,891)

—	—	—	—	—	—

3,664	(1,259)	(5,837)	(1,540)	33,001	(5,891)

42,740	61,556	857,756	127,778	367,103	116,848
—	—	(23)	(39)	(46)	(5)
—	—	(83)	—	—	—
—	—	(7,282)	—	—	—
—	—	—	—	—	—
—	—	(2,493)	(1,080)	—	—
(44)	—	(80,468)	(14,365)	(14,170)	—
—	—	—	—	—	—
42,696	61,556	767,407	112,294	352,887	116,843
46,360	60,297	761,570	110,754	385,888	110,952

60,297	—	110,754	—	110,952	—
$106,657	$60,297	$872,324	$110,754	$496,840	$110,952

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	BlackRock Value Opportunities Class III Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	1,005	60
Change in net unrealized appreciation or depreciation of investments	(988)	(75)
Net gains (losses) from investments	17	(15)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	17	(15)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	30,166	841
Administration charges	(4)	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(163)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	29,999	841
Total increase (decrease)	30,016	826

Net assets at beginning of period	826	—
Net assets at end of period	$30,842	$826

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Calvert EAFE International Index Class F Division		Calvert Russell 2000 Small Cap Index Class F Division		Calvert S&P MidCap 400 Index Class F Division

2016	2015	2016	2015	2016	2015

$348	$(143)	$(753)	$(949)	$(3,114)	$(4,266)
(482)	(26)	9,048	2,516	19,000	4,141
17	(677)	10,527	(10,338)	86,103	(39,192)
(117)	(846)	18,822	(8,771)	101,989	(39,317)

—	—	—	—	—	—

(117)	(846)	18,822	(8,771)	101,989	(39,317)

8,306	10,391	128,058	94,943	283,427	541,126
(52)	(19)	(134)	(106)	(530)	(322)
—	—	(78)	—	(77)	(24)
—	(18)	(41,860)	—	(41,216)	(2,184)
—	—	—	—	—	(586)
—	—	(4,799)	—	(304)	—
(4,576)	(16)	(47,911)	(4,410)	(72,883)	(54,130)
—	—	—	—	—	—
3,678	10,338	33,276	90,427	168,417	483,880
3,561	9,492	52,098	81,656	270,406	444,563

14,972	5,480	103,122	21,466	480,283	35,720
$18,533	$14,972	$155,220	$103,122	$750,689	$480,283

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	ClearBridge Small Cap Growth Series II Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(152)	$(48)
Total realized gains (losses) on investments	411	126
Change in net unrealized appreciation or depreciation of investments	646	(514)
Net gains (losses) from investments	905	(436)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	905	(436)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,712	8,977
Administration charges	(9)	(5)
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(551)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	3,152	8,972
Total increase (decrease)	4,057	8,536

Net assets at beginning of period	8,536	—
Net assets at end of period	$12,593	$8,536

(1) Commenced operations May 18, 2015. (2) Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Columbia Limited Duration Credit Class 2 Division (1)		Columbia Small Cap Value Class 2 Division (1)		Core Plus Bond Class 1 Division (2)

2016	2015	2016	2015	2016	2015

$1,108	$(600)	$(1,072)	$(216)	$2,528,738	$2,860,680
(1,283)	(17)	3,586	3,168	854,404	2,799,443
2,366	(2,769)	37,111	(9,429)	767,565	(8,435,344)
2,191	(3,386)	39,625	(6,477)	4,150,707	(2,775,221)

—	—	—	—	—	—

2,191	(3,386)	39,625	(6,477)	4,150,707	(2,775,221)

129,765	146,269	165,090	82,607	11,411,351	17,875,923
(19)	(7)	(56)	(38)	(242,467)	(363,601)
(583)	(3)	—	—	(75,130)	(96,660)
(52,963)	(301)	—	—	(12,102,565)	(19,282,067)
—	—	—	—	(1,473,773)	(1,508,435)
(440)	(1,320)	—	—	(3,670,043)	(3,963,183)
(32,815)	(987)	(35,915)	(997)	(11,081,588)	(19,499,104)
—	—	—	—	—	—
42,945	143,651	129,119	81,572	(17,234,215)	(26,837,127)
45,136	140,265	168,744	75,095	(13,083,508)	(29,612,348)

140,265	—	75,095	—	151,327,795	180,940,143
$185,401	$140,265	$243,839	$75,095	$138,244,287	$151,327,795

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Core Plus Bond Class 2 Division (1)(2)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(98)	$281
Total realized gains (losses) on investments	492	(382)
Change in net unrealized appreciation or depreciation of investments	(3,161)	(227)
Net gains (losses) from investments	(2,767)	(328)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,767)	(328)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	216,975	39,327
Administration charges	(52)	(9)
Contingent sales charges	—	(3)
Contract terminations	—	(301)
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(11,355)	(20,060)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	205,568	18,954
Total increase (decrease)	202,801	18,626

Net assets at beginning of period	18,626	—
Net assets at end of period	$221,427	$18,626

(1) Represented the operations of Bond & Mortgage Securities Class 2 Division until May 21, 2016. (2) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Delaware Limited Term Diversified Income Service Class Division (2)		Delaware Small Cap Value Service Class Division		Deutsche Alternative Asset Allocation Class B Division

2016	2015	2016	2015	2016	2015

$140	$(89)	$(11,144)	$(10,295)	$211	$(255)
1,527	(1)	65,702	60,296	(137)	(43)
(4,794)	(1,282)	319,598	(143,899)	1,277	(1,747)
(3,127)	(1,372)	374,156	(93,898)	1,351	(2,045)

—	—	—	—	—	—

(3,127)	(1,372)	374,156	(93,898)	1,351	(2,045)

1,147,184	230,703	1,141,745	613,946	3,975	43,087
(44)	(1)	(30)	(5)	(48)	(32)
(2,028)	—	(814)	(695)	—	—
(179,817)	—	(75,202)	(88,431)	—	—
—	—	—	(727)	—	—
(880)	(2,640)	(8,329)	(2,452)	(1,440)	(720)
(256,963)	—	(191,968)	(164,705)	(1,673)	—
—	—	—	—	—	—
707,452	228,062	865,402	356,931	814	42,335
704,325	226,690	1,239,558	263,033	2,165	40,290

226,690	—	1,008,617	745,584	40,290	—
$931,015	$226,690	$2,248,175	$1,008,617	$42,455	$40,290

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Deutsche Equity 500 Index Class B2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,792	$32
Total realized gains (losses) on investments	39,793	23,042
Change in net unrealized appreciation or depreciation of investments	34,284	(31,577)
Net gains (losses) from investments	75,869	(8,503)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	75,869	(8,503)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	337,935	664,544
Administration charges	(781)	(646)
Contingent sales charges	(279)	(126)
Contract terminations	(148,765)	(11,546)
Death benefit payments	—	—
Flexible withdrawal option payments	(1,590)	(2,259)
Transfers to other contracts	(21,497)	(22,263)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	165,023	627,704
Total increase (decrease)	240,892	619,201

Net assets at beginning of period	678,440	59,239
Net assets at end of period	$919,332	$678,440

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Deutsche Small Mid Cap Value Class B Division		Diversified Balanced Class 2 Division		Diversified Balanced Managed Volatility Class 2 Division

2016	2015	2016	2015	2016	2015

$(12,467)	$(11,838)	$(2,093,248)	$(4,644,265)	$(1,132,429)	$(679,830)
72,261	68,471	25,523,263	24,947,316	1,490,559	1,263,372
84,838	(104,085)	32,597,740	(33,963,056)	6,945,344	(2,817,972)
144,632	(47,452)	56,027,755	(13,660,005)	7,303,474	(2,234,430)

—	—	—	—	—	—

144,632	(47,452)	56,027,755	(13,660,005)	7,303,474	(2,234,430)

301,455	512,154	132,420,776	148,297,223	40,076,309	81,082,062
(194)	(131)	(8,228,133)	(10,208,600)	(1,323,186)	(1,345,576)
(230)	(194)	(469,629)	(307,866)	(61,897)	(26,521)
(23,642)	(22,290)	(40,601,783)	(33,834,764)	(4,851,867)	(2,855,738)
(12,282)	—	(5,462,618)	(4,339,389)	(649,784)	(159,363)
(5,620)	(5,528)	(19,057,843)	(15,733,181)	(2,577,154)	(1,724,784)
(199,880)	(98,976)	(45,863,486)	(50,351,557)	(7,570,438)	(18,902,170)
—	—	—	—	—	—
59,607	385,035	12,737,284	33,521,866	23,041,983	56,067,910
204,239	337,583	68,765,039	19,861,861	30,345,457	53,833,480

952,631	615,048	1,030,996,862	1,011,135,001	138,377,896	84,544,416
$1,156,870	$952,631	$1,099,761,901	$1,030,996,862	$168,723,353	$138,377,896

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Diversified Growth Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6,217,015)	$(12,551,749)
Total realized gains (losses) on investments	62,576,355	51,530,795
Change in net unrealized appreciation or depreciation of investments	163,417,887	(82,522,145)
Net gains (losses) from investments	219,777,227	(43,543,099)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	219,777,227	(43,543,099)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	434,075,589	607,720,734
Administration charges	(26,730,115)	(31,268,064)
Contingent sales charges	(1,158,329)	(737,875)
Contract terminations	(100,595,454)	(82,565,699)
Death benefit payments	(10,914,082)	(5,252,123)
Flexible withdrawal option payments	(43,786,714)	(34,611,268)
Transfers to other contracts	(83,703,198)	(89,103,085)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	167,187,697	364,182,620
Total increase (decrease)	386,964,924	320,639,521

Net assets at beginning of period	3,202,277,009	2,881,637,488
Net assets at end of period	$3,589,241,933	$3,202,277,009

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Diversified Growth Managed Volatility Class 2 Division		Diversified Income Class 2 Division		Diversified International Class 1 Division

2016	2015	2016	2015	2016	2015

$(2,385,120)	$(801,008)	$(943,501)	$(1,185,330)	$1,261,720	$1,743,240
2,893,813	2,388,724	4,677,139	4,025,045	3,957,572	2,833,709
16,589,135	(5,771,107)	5,024,183	(5,329,705)	(6,592,841)	(6,432,512)
17,097,828	(4,183,391)	8,757,821	(2,489,990)	(1,373,549)	(1,855,563)

—	—	—	—	—	—

17,097,828	(4,183,391)	8,757,821	(2,489,990)	(1,373,549)	(1,855,563)

68,160,816	130,875,606	93,616,168	83,072,684	7,001,303	14,634,219
(2,280,562)	(2,220,053)	(1,765,980)	(1,863,532)	(77,340)	(111,940)
(103,683)	(35,183)	(159,272)	(106,534)	(63,815)	(62,004)
(6,258,029)	(3,695,433)	(12,828,604)	(11,739,459)	(13,035,888)	(16,496,579)
(949,384)	(713,173)	(129,478)	(771,288)	(831,765)	(831,074)
(2,709,192)	(1,886,963)	(3,721,060)	(2,907,293)	(1,629,403)	(1,662,894)
(11,986,760)	(17,124,645)	(28,537,204)	(32,923,101)	(8,027,846)	(11,604,130)
—	—	—	—	—	—
43,873,206	105,200,156	46,474,570	32,761,477	(16,664,754)	(16,134,402)
60,971,034	101,016,765	55,232,391	30,271,487	(18,038,303)	(17,989,965)

252,642,046	151,625,281	198,790,685	168,519,198	136,018,971	154,008,936
$313,613,080	$252,642,046	$254,023,076	$198,790,685	$117,980,668	$136,018,971

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Diversified International Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,842	$2,903
Total realized gains (losses) on investments	(1,609)	197
Change in net unrealized appreciation or depreciation of investments	(1,448)	(17,869)
Net gains (losses) from investments	(1,215)	(14,769)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,215)	(14,769)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	17,737	222,972
Administration charges	(316)	(208)
Contingent sales charges	(50)	(95)
Contract terminations	(26,605)	(8,764)
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(2,299)	(14,946)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(11,533)	198,959
Total increase (decrease)	(12,748)	184,190

Net assets at beginning of period	210,196	26,006
Net assets at end of period	$197,448	$210,196

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Dreyfus IP MidCap Stock Service Shares Division (1)		Dreyfus IP Technology Growth Service Shares Division		Equity Income Class 1 Division

2016	2015	2016	2015	2016	2015

$(1,366)	$(142)	$(94,571)	$(85,228)	$2,583,057	$2,327,082
20,692	(4)	528,890	752,088	20,702,273	18,361,241
7,218	(101)	(249,360)	(450,567)	3,016,984	(32,719,713)
26,544	(247)	184,959	216,293	26,302,314	(12,031,390)

—	—	—	—	—	—

26,544	(247)	184,959	216,293	26,302,314	(12,031,390)

367,755	44,969	1,550,335	2,001,336	12,154,857	26,323,857
(103)	(19)	(450)	(576)	(518,145)	(795,423)
(98)	—	(6,064)	(2,512)	(153,660)	(180,753)
(52,398)	—	(529,837)	(283,401)	(17,901,867)	(24,867,854)
—	—	(2,801)	(56,253)	(1,616,359)	(2,019,345)
—	—	(51,908)	(49,500)	(5,614,159)	(5,951,129)
(280,261)	(1,028)	(884,935)	(660,895)	(21,525,868)	(31,771,106)
—	—	—	—	—	—
34,895	43,922	74,340	948,199	(35,175,201)	(39,261,753)
61,439	43,675	259,299	1,164,492	(8,872,887)	(51,293,143)

43,675	—	6,205,084	5,040,592	207,673,737	258,966,880
$105,114	$43,675	$6,464,383	$6,205,084	$198,800,850	$207,673,737

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Equity Income Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$14,702	$14,151
Total realized gains (losses) on investments	53,650	(706)
Change in net unrealized appreciation or depreciation of investments	76,221	(73,132)
Net gains (losses) from investments	144,573	(59,687)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	144,573	(59,687)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	345,840	1,035,730
Administration charges	(1,020)	(867)
Contingent sales charges	(172)	(274)
Contract terminations	(91,541)	(25,196)
Death benefit payments	—	(599)
Flexible withdrawal option payments	(12,885)	(9,470)
Transfers to other contracts	(127,882)	(14,753)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	112,340	984,571
Total increase (decrease)	256,913	924,884

Net assets at beginning of period	1,006,029	81,145
Net assets at end of period	$1,262,942	$1,006,029

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Fidelity VIP Contrafund Service Class Division		Fidelity VIP Contrafund Service Class 2 Division		Fidelity VIP Equity-Income Service Class 2 Division

2016	2015	2016	2015	2016	2015

$(236,857)	$(186,829)	$(400,870)	$(357,371)	$215,888	$515,186
4,342,169	5,952,857	6,917,824	6,331,549	1,765,302	3,827,546
(1,686,160)	(6,027,355)	(3,667,574)	(6,432,389)	2,603,294	(6,251,868)
2,419,152	(261,327)	2,849,380	(458,211)	4,584,484	(1,909,136)

—	—	—	—	—	—

2,419,152	(261,327)	2,849,380	(458,211)	4,584,484	(1,909,136)

1,015,304	1,597,789	5,034,122	10,439,325	2,140,402	2,997,713
(6,704)	(8,542)	(71,995)	(109,943)	(4,595)	(5,586)
(3,835)	(4,817)	(49,879)	(45,617)	(20,786)	(16,443)
(3,672,589)	(4,291,254)	(4,538,646)	(5,136,128)	(3,990,962)	(4,446,515)
(95,353)	(157,093)	(191,142)	(397,888)	(159,385)	(353,785)
(511,071)	(554,040)	(748,048)	(844,779)	(363,821)	(434,131)
(1,923,053)	(2,289,887)	(4,884,812)	(7,778,786)	(2,027,297)	(1,903,882)
—	—	—	—	—	—
(5,197,301)	(5,707,844)	(5,450,400)	(3,873,816)	(4,426,444)	(4,162,629)
(2,778,149)	(5,969,171)	(2,601,020)	(4,332,027)	158,040	(6,071,765)

42,170,547	48,139,718	50,809,499	55,141,526	31,471,745	37,543,510
$39,392,398	$42,170,547	$48,208,479	$50,809,499	$31,629,785	$31,471,745

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Fidelity VIP Government Money Market Initial Class Division (1)

2016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(364,883)
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	(364,883)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(364,883)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	77,663,254
Administration charges	(25,563)
Contingent sales charges	(38,033)
Contract terminations	(6,472,581)
Death benefit payments	(233,976)
Flexible withdrawal option payments	(708,242)
Transfers to other contracts	(22,369,989)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	47,814,870
Total increase (decrease)	47,449,987

Net assets at beginning of period	—
Net assets at end of period	$47,449,987

(1) Commenced operations February 8, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Fidelity VIP Government Money Market Service Class Division (1)	Fidelity VIP Growth Service Class Division		Fidelity VIP Growth Service Class 2 Division

2016	2016	2015	2016	2015

$(27,445)	$(166,478)	$(169,074)	$(135,354)	$(144,277)
1	2,018,084	1,346,077	1,678,730	1,183,686
—	(1,987,894)	(336,213)	(1,648,216)	(541,150)
(27,444)	(136,288)	840,790	(104,840)	498,259

—	—	—	—	—

(27,444)	(136,288)	840,790	(104,840)	498,259

7,084,731	699,700	786,926	1,472,598	2,931,834
(1,065)	(2,288)	(3,401)	(1,037)	(1,271)
(542)	(1,836)	(1,636)	(9,324)	(8,880)
(289,060)	(1,758,421)	(1,457,604)	(814,732)	(1,001,787)
—	(79,249)	(93,984)	(46,249)	(34,768)
(2)	(125,211)	(142,151)	(56,569)	(51,248)
(2,901,863)	(810,253)	(920,669)	(1,564,534)	(1,788,406)
—	—	—	—	—
3,892,199	(2,077,558)	(1,832,519)	(1,019,847)	45,474
3,864,755	(2,213,846)	(991,729)	(1,124,687)	543,733

—	14,192,952	15,184,681	9,985,318	9,441,585
$3,864,755	$11,979,106	$14,192,952	$8,860,631	$9,985,318

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Fidelity VIP Mid Cap Service Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,639)	$(396)
Total realized gains (losses) on investments	3,654	8,378
Change in net unrealized appreciation or depreciation of investments	63,348	(9,713)
Net gains (losses) from investments	65,363	(1,731)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	65,363	(1,730)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	428,662	—
Administration charges	—	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	—	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	428,662	—
Total increase (decrease)	494,025	(1,730)

Net assets at beginning of period	69,447	71,177
Net assets at end of period	$563,472	$69,447

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Fidelity VIP Mid Cap Service Class 2 Division		Fidelity VIP Overseas Service Class 2 Division		Franklin Global Real Estate VIP Class 2 Division

2016	2015	2016	2015	2016	2015

$(227,238)	$(230,201)	$(71,305)	$(140,166)	$(727)	$8,813
1,329,970	2,522,045	1,081,611	3,636,125	1,124	(3,729)
984,040	(2,950,636)	(3,010,806)	(2,528,939)	(6,874)	(16,233)
2,086,772	(658,792)	(2,000,500)	967,020	(6,477)	(11,149)

—	—	—	—	—	—

2,086,772	(658,792)	(2,000,500)	967,020	(6,477)	(11,149)

4,075,097	5,265,430	4,799,820	6,100,177	212,249	522,134
(2,504)	(2,071)	(83,811)	(131,466)	(482)	(365)
(15,746)	(13,152)	(29,831)	(35,886)	(83)	(87)
(1,417,715)	(1,481,963)	(2,676,594)	(4,051,999)	(20,222)	(8,410)
(35,663)	(109,265)	(201,398)	(287,764)	—	—
(122,367)	(129,565)	(771,973)	(807,640)	(196)	—
(2,494,883)	(1,559,897)	(4,199,982)	(8,016,886)	(68,991)	(46,920)
—	—	—	—	—	—
(13,781)	1,969,517	(3,163,769)	(7,231,464)	122,275	466,352
2,072,991	1,310,725	(5,164,269)	(6,264,444)	115,798	455,203

19,266,260	17,955,535	31,476,924	37,741,368	496,713	41,510
$21,339,251	$19,266,260	$26,312,655	$31,476,924	$612,511	$496,713

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Franklin Rising Dividends VIP Class 4 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(335)	$783
Total realized gains (losses) on investments	40,605	35,166
Change in net unrealized appreciation or depreciation of investments	36,118	(53,955)
Net gains (losses) from investments	76,388	(18,006)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	76,388	(18,006)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	374,688	443,109
Administration charges	(679)	(481)
Contingent sales charges	(122)	(14)
Contract terminations	(65,351)	(1,254)
Death benefit payments	—	(299)
Flexible withdrawal option payments	(5,369)	(4,518)
Transfers to other contracts	(41,884)	(20,001)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	261,283	416,542
Total increase (decrease)	337,671	398,536

Net assets at beginning of period	469,916	71,380
Net assets at end of period	$807,587	$469,916

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Franklin Small Cap Value VIP Class 2 Division		Goldman Sachs VIT Mid Cap Value Institutional Shares Division		Goldman Sachs VIT Mid Cap Value Service Shares Division

2016	2015	2016	2015	2016	2015

$(26,222)	$(28,575)	$(16,557)	$(185,072)	$(1,127)	$(3,661)
481,751	591,494	193,924	1,430,586	(34,465)	36,133
520,702	(872,202)	1,387,312	(3,039,327)	88,776	(85,686)
976,231	(309,283)	1,564,679	(1,793,813)	53,184	(53,214)

—	—	—	—	—	—

976,231	(309,283)	1,564,679	(1,793,813)	53,184	(53,214)

2,056,174	783,593	1,310,201	3,023,991	100,319	526,409
(184)	(5)	(762)	(1,187)	(267)	(245)
(1,383)	(2,189)	(19,263)	(19,913)	(161)	(193)
(147,666)	(285,364)	(1,687,858)	(2,259,462)	(85,986)	(17,719)
(17,439)	(29,378)	(71,312)	(60,543)	—	(292)
(22,587)	(13,711)	(111,099)	(144,313)	—	—
(565,950)	(468,763)	(1,669,821)	(2,385,747)	(77,413)	(3,262)
—	—	—	—	—	—
1,300,965	(15,817)	(2,249,914)	(1,847,174)	(63,508)	504,698
2,277,196	(325,100)	(685,235)	(3,640,987)	(10,324)	451,484

3,252,241	3,577,341	14,901,640	18,542,627	468,946	17,462
$5,529,437	$3,252,241	$14,216,405	$14,901,640	$458,622	$468,946

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(122)	$196
Total realized gains (losses) on investments	(418)	18
Change in net unrealized appreciation or depreciation of investments	534	(535)
Net gains (losses) from investments	(6)	(321)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(6)	(321)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	608	12,500
Administration charges	—	—
Contingent sales charges	(20)	—
Contract terminations	(10,621)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(1,600)	—
Transfers to other contracts	(540)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(12,173)	12,500
Total increase (decrease)	(12,179)	12,179

Net assets at beginning of period	12,179	—
Net assets at end of period	$—	$12,179

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division		Goldman Sachs VIT Small Cap Equity Insights Service Shares Division		Government & High Quality Bond Class 1 Division

2016	2015	2016	2015	2016	2015

$(16,236)	$(79,957)	$(1,943)	$(781)	$2,544,025	$2,516,719
185,703	1,129,832	15,911	13,369	(422,316)	(251,780)
1,052,343	(1,288,027)	32,643	(20,751)	(1,398,353)	(2,913,168)
1,221,810	(238,152)	46,611	(8,163)	723,356	(648,229)

—	—	—	—	—	—

1,221,810	(238,152)	46,611	(8,163)	723,356	(648,229)

718,509	1,050,298	222,347	113,930	12,945,849	12,419,375
(97)	(238)	(68)	(74)	(128,846)	(191,449)
(5,226)	(6,889)	(8)	—	(50,828)	(62,235)
(460,589)	(778,536)	(4,268)	—	(10,834,964)	(14,653,632)
(29,277)	(94,178)	—	—	(1,319,167)	(1,800,129)
(45,462)	(47,557)	—	—	(2,734,786)	(3,114,987)
(674,757)	(669,514)	(272,750)	(3,749)	(10,230,665)	(11,643,312)
—	—	—	—	—	—
(496,899)	(546,614)	(54,747)	110,107	(12,353,407)	(19,046,369)
724,911	(784,766)	(8,136)	101,944	(11,630,051)	(19,694,598)

6,193,049	6,977,815	107,122	5,178	121,664,052	141,358,650
$6,917,960	$6,193,049	$98,986	$107,122	$110,034,001	$121,664,052

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Government & High Quality Bond Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$36,290	$21,093
Total realized gains (losses) on investments	(15,444)	733
Change in net unrealized appreciation or depreciation of investments	(21,520)	(34,980)
Net gains (losses) from investments	(674)	(13,154)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(674)	(13,154)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	840,772	1,056,425
Administration charges	(1,444)	(964)
Contingent sales charges	(222)	(160)
Contract terminations	(118,258)	(14,662)
Death benefit payments	—	—
Flexible withdrawal option payments	(20,711)	(3,616)
Transfers to other contracts	(359,710)	(41,238)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	340,427	995,785
Total increase (decrease)	339,753	982,631

Net assets at beginning of period	1,002,555	19,924
Net assets at end of period	$1,342,308	$1,002,555

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Guggenheim Floating Rate Strategies Series F Division		Guggenheim Investments Global Managed Futures Strategy Division		Guggenheim Investments Long Short Equity Division

2016	2015	2016	2015	2016	2015

$40,136	$4,859	$2,620	$1,606	$(1,954)	$(1,323)
(2,717)	(4,354)	(9,626)	2,568	(2,657)	348
30,925	(20,662)	(14,440)	(9,969)	2,294	(453)
68,344	(20,157)	(21,446)	(5,795)	(2,317)	(1,428)

—	—	—	—	—	—

68,344	(20,157)	(21,446)	(5,795)	(2,317)	(1,428)

936,451	1,035,121	95,911	110,546	53,783	148,724
(183)	(73)	(103)	(129)	(86)	(38)
(398)	(649)	(36)	—	(205)	(1)
(39,333)	(73,160)	(17,963)	—	(34,024)	(99)
—	—	—	—	—	—
(5,706)	(1,804)	(622)	(317)	(349)	—
(148,485)	(164,975)	(26,387)	(11,578)	(67,201)	(12,663)
—	—	—	—	—	—
742,346	794,460	50,800	98,522	(48,082)	135,923
810,690	774,303	29,354	92,727	(50,399)	134,495

787,211	12,908	114,058	21,331	177,354	42,859
$1,597,901	$787,211	$143,412	$114,058	$126,955	$177,354

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Guggenheim Investments Multi-Hedge Strategies Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,230)	$(370)
Total realized gains (losses) on investments	(100)	(84)
Change in net unrealized appreciation or depreciation of investments	(642)	(142)
Net gains (losses) from investments	(2,972)	(596)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,972)	(596)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	388,569	95,362
Administration charges	(77)	(39)
Contingent sales charges	(30)	(1)
Contract terminations	(2,883)	(99)
Death benefit payments	—	—
Flexible withdrawal option payments	(628)	—
Transfers to other contracts	(31,656)	(14,696)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	353,295	80,527
Total increase (decrease)	350,323	79,931

Net assets at beginning of period	87,800	7,869
Net assets at end of period	$438,123	$87,800

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Income Class 1 Division (1)		Income Class 2 Division (1)		International Emerging Markets Class 1 Division

2016	2015	2016	2015	2016	2015

$80,325	$7,307	$24,285	$617	$(106,566)	$156,207
(8,309)	(1,904)	2,263	(825)	(2,157,544)	(1,561,454)
(40,355)	(14,624)	(12,937)	(137)	6,218,114	(7,499,679)
31,661	(9,221)	13,611	(345)	3,954,004	(8,904,926)

—	—	—	—	—	—

31,661	(9,221)	13,611	(345)	3,954,004	(8,904,926)

4,564,533	605,521	808,880	28,432	5,631,951	9,844,478
(30)	—	(167)	—	(6,073)	(7,754)
(469)	(2)	(122)	—	(33,604)	(35,354)
(45,957)	(241)	(65,141)	—	(4,908,619)	(6,671,281)
—	—	—	—	(149,899)	(244,634)
(15,251)	(4,267)	—	—	(401,324)	(478,002)
(447,260)	(9,675)	(328,597)	(10,822)	(5,325,111)	(7,092,429)
—	—	—	—	—	—
4,055,566	591,336	414,853	17,610	(5,192,679)	(4,684,976)
4,087,227	582,115	428,464	17,265	(1,238,675)	(13,589,902)

582,115	—	17,265	—	50,664,749	64,254,651
$4,669,342	$582,115	$445,729	$17,265	$49,426,074	$50,664,749

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	International Emerging Markets Class 2 Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(83)	$25
Total realized gains (losses) on investments	(370)	(23)
Change in net unrealized appreciation or depreciation of investments	4,581	(2,729)
Net gains (losses) from investments	4,128	(2,727)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,128	(2,727)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	80,229	35,857
Administration charges	(15)	(7)
Contingent sales charges	(1)	—
Contract terminations	(285)	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(1,927)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	78,001	35,850
Total increase (decrease)	82,129	33,123

Net assets at beginning of period	33,123	—
Net assets at end of period	$115,252	$33,123

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Invesco American Franchise Series I Division		Invesco Balanced-Risk Allocation Series II Division		Invesco Core Equity Series I Division

2016	2015	2016	2015	2016	2015

$(51,809)	$(58,372)	$(2,252)	$5,380	$(95,527)	$(38,679)
606,828	254,661	(8,035)	16,266	1,868,642	2,966,757
(534,066)	(24,532)	27,433	(37,280)	(302,595)	(4,292,405)
20,953	171,757	17,146	(15,634)	1,470,520	(1,364,327)

—	—	—	—	—	—

20,953	171,757	17,146	(15,634)	1,470,520	(1,364,327)

227,267	292,097	38,699	207,357	269,066	759,713
(792)	(908)	(202)	(124)	(2,576)	(3,355)
(342)	(544)	(38)	—	(1,653)	(1,906)
(327,484)	(484,740)	(20,247)	—	(1,582,706)	(1,697,944)
(39,460)	(29,979)	(3,241)	—	(123,721)	(139,339)
(49,134)	(49,918)	—	—	(257,193)	(294,518)
(322,127)	(136,045)	(20,453)	(323)	(691,778)	(935,226)
—	—	—	—	—	—
(512,072)	(410,037)	(5,482)	206,910	(2,390,561)	(2,312,575)
(491,119)	(238,280)	11,664	191,276	(920,041)	(3,676,902)

4,368,724	4,607,004	191,276	—	17,819,731	21,496,633
$3,877,605	$4,368,724	$202,940	$191,276	$16,899,690	$17,819,731

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Invesco Global Health Care Series I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(108,354)	$(150,654)
Total realized gains (losses) on investments	2,185,655	2,200,295
Change in net unrealized appreciation or depreciation of investments	(3,382,595)	(1,850,670)
Net gains (losses) from investments	(1,305,294)	198,971

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,305,294)	198,971

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	960,088	2,342,510
Administration charges	(1,431)	(2,472)
Contingent sales charges	(965)	(1,367)
Contract terminations	(890,867)	(1,218,076)
Death benefit payments	(7,403)	(116,359)
Flexible withdrawal option payments	(118,787)	(165,323)
Transfers to other contracts	(1,721,008)	(1,392,953)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,780,373)	(554,040)
Total increase (decrease)	(3,085,667)	(355,069)

Net assets at beginning of period	10,562,192	10,917,261
Net assets at end of period	$7,476,525	$10,562,192

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Invesco Global Health Care Series II Division		Invesco International Growth Series I Division		Invesco International Growth Series II Division

2016	2015	2016	2015	2016	2015

$(12,544)	$(6,549)	$(6,164)	$4,504	$(95)	$1,891
(44,426)	66,391	134,570	281,670	(6,563)	467
(24,204)	(110,805)	(308,118)	(689,168)	(1,775)	(32,194)
(81,174)	(50,963)	(179,712)	(402,994)	(8,433)	(29,836)

—	—	—	—	—	—

(81,174)	(50,963)	(179,712)	(402,994)	(8,433)	(29,836)

644,324	922,960	1,255,781	2,317,822	112,664	439,861
(1,130)	(477)	(14,193)	(20,401)	(330)	(285)
(174)	(244)	(5,861)	(5,114)	(57)	(10)
(92,631)	(22,419)	(512,127)	(576,983)	(30,326)	(882)
—	—	—	(68,389)	—	—
(2,472)	(1,607)	(90,171)	(86,275)	(1,211)	(191)
(518,881)	(104,431)	(1,142,086)	(1,422,431)	(83,227)	(12,018)
—	—	—	—	—	—
29,036	793,782	(508,657)	138,229	(2,487)	426,475
(52,138)	742,819	(688,369)	(264,765)	(10,920)	396,639

814,219	71,400	10,160,725	10,425,490	428,869	32,230
$762,081	$814,219	$9,472,356	$10,160,725	$417,949	$428,869

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Invesco Mid Cap Growth Series I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(17,252)	$(20,666)
Total realized gains (losses) on investments	707,513	482,359
Change in net unrealized appreciation or depreciation of investments	(712,657)	(459,061)
Net gains (losses) from investments	(22,396)	2,632

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(22,396)	2,632

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	116,897	459,853
Administration charges	(190)	(289)
Contingent sales charges	(179)	(222)
Contract terminations	(171,013)	(197,600)
Death benefit payments	(7,066)	(7,745)
Flexible withdrawal option payments	(18,254)	(20,226)
Transfers to other contracts	(390,288)	(195,687)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(470,093)	38,084
Total increase (decrease)	(492,489)	40,716

Net assets at beginning of period	1,594,437	1,553,721
Net assets at end of period	$1,101,948	$1,594,437

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Invesco Small Cap Equity Series I Division		Invesco Technology Series I Division		Invesco Value Opportunities Series I Division

2016	2015	2016	2015	2016	2015

$(107,865)	$(127,287)	$(38,414)	$(46,386)	$(44,844)	$55,969
480,442	2,016,048	238,954	640,685	1,421,247	718,631
369,136	(2,480,337)	(293,796)	(412,929)	(698,104)	(1,361,289)
741,713	(591,576)	(93,256)	181,370	678,299	(586,689)

—	—	—	—	—	—

741,713	(591,576)	(93,256)	181,370	678,299	(586,689)

693,365	1,413,906	254,175	372,266	566,629	920,508
(6,994)	(10,113)	(184)	(244)	(11,622)	(16,359)
(4,767)	(4,703)	(353)	(441)	(4,890)	(2,599)
(632,953)	(840,380)	(337,928)	(393,113)	(427,264)	(293,189)
(46,030)	(39,310)	(4,743)	(129,071)	(20,660)	(86,354)
(94,515)	(98,534)	(33,569)	(36,384)	(73,940)	(64,689)
(877,838)	(1,228,625)	(546,756)	(314,437)	(593,505)	(772,885)
—	—	—	—	—	—
(969,732)	(807,759)	(669,358)	(501,424)	(565,252)	(315,567)
(228,019)	(1,399,335)	(762,614)	(320,054)	113,047	(902,256)

7,927,985	9,327,320	3,452,392	3,772,446	4,445,303	5,347,559
$7,699,966	$7,927,985	$2,689,778	$3,452,392	$4,558,350	$4,445,303

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Janus Aspen Enterprise Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(50,529)	$(51,071)
Total realized gains (losses) on investments	1,389,778	1,699,557
Change in net unrealized appreciation or depreciation of investments	(470,216)	(1,403,548)
Net gains (losses) from investments	869,033	244,938

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	869,033	244,938

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	513,772	463,698
Administration charges	(2,549)	(2,764)
Contingent sales charges	(913)	(959)
Contract terminations	(874,415)	(854,388)
Death benefit payments	(20,601)	(61,729)
Flexible withdrawal option payments	(60,097)	(60,274)
Transfers to other contracts	(522,172)	(437,253)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(966,975)	(953,669)
Total increase (decrease)	(97,942)	(708,731)

Net assets at beginning of period	8,794,398	9,503,129
Net assets at end of period	$8,696,456	$8,794,398

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Janus Aspen Flexible Bond Service Shares Division		LargeCap Growth Class 1 Division		LargeCap Growth Class 2 Division

2016	2015	2016	2015	2016	2015

$17,893	$6,089	$(437,826)	$(589,322)	$(5,089)	$(3,338)
(2,026)	2,330	2,836,336	3,556,456	(13,002)	1,311
(39,047)	(22,250)	(5,445,756)	(1,049,459)	(5,229)	755
(23,180)	(13,831)	(3,047,246)	1,917,675	(23,320)	(1,272)

—	—	—	—	—	—

(23,180)	(13,831)	(3,047,246)	1,917,675	(23,320)	(1,272)

1,409,114	754,108	3,153,392	5,779,961	361,389	488,375
(597)	(599)	(29,896)	(37,237)	(397)	(277)
(194)	(54)	(18,266)	(19,082)	(380)	(17)
(95,375)	(4,931)	(5,859,745)	(7,704,396)	(202,634)	(1,595)
(3,184)	(292)	(412,469)	(455,041)	—	—
(4,108)	(1,151)	(601,898)	(665,528)	(1,910)	(633)
(145,591)	(9,653)	(2,405,065)	(2,742,766)	(267,460)	(48,488)
—	—	—	—	—	—
1,160,065	737,428	(6,173,947)	(5,844,089)	(111,392)	437,365
1,136,885	723,597	(9,221,193)	(3,926,414)	(134,712)	436,093

796,255	72,658	49,543,081	53,469,495	442,067	5,974
$1,933,140	$796,255	$40,321,888	$49,543,081	$307,355	$442,067

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	LargeCap Growth I Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,281,333)	$(1,178,721)
Total realized gains (losses) on investments	11,991,263	21,613,871
Change in net unrealized appreciation or depreciation of investments	(10,989,531)	(13,707,976)
Net gains (losses) from investments	(279,601)	6,727,174

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(279,601)	6,727,174

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,625,058	5,819,047
Administration charges	(27,091)	(32,264)
Contingent sales charges	(22,438)	(22,483)
Contract terminations	(8,379,317)	(8,729,110)
Death benefit payments	(874,187)	(1,095,484)
Flexible withdrawal option payments	(988,357)	(1,046,816)
Transfers to other contracts	(5,175,177)	(5,203,875)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(10,841,509)	(10,310,985)
Total increase (decrease)	(11,121,110)	(3,583,811)

Net assets at beginning of period	105,641,855	109,225,666
Net assets at end of period	$94,520,745	$105,641,855

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

LargeCap Growth I Class 2 Division (1)		LargeCap S&P 500 Index Class 1 Division		LargeCap S&P 500 Index Class 2 Division (1)

2016	2015	2016	2015	2016	2015

$(4,186)	$(1,200)	$313,646	$101,428	$3,011	$405
(45,672)	58,885	8,550,924	8,876,654	17,020	710
63,377	(69,012)	(188,275)	(9,066,908)	23,392	(2,328)
13,519	(11,327)	8,676,295	(88,826)	43,423	(1,213)

—	—	—	—	—	—

13,519	(11,327)	8,676,295	(88,826)	43,423	(1,213)

399,572	502,321	8,574,568	12,367,727	726,822	154,007
(136)	(40)	(46,340)	(67,555)	(275)	(43)
(19)	—	(39,864)	(45,950)	(191)	—
(9,938)	—	(7,620,120)	(10,132,170)	(101,879)	—
—	—	(788,537)	(511,844)	—	—
(232)	—	(1,209,170)	(1,340,338)	(877)	—
(766,594)	—	(6,993,776)	(10,227,245)	(52,034)	(1,763)
—	—	—	—	—	—
(377,347)	502,281	(8,123,239)	(9,957,375)	571,566	152,201
(363,828)	490,954	553,056	(10,046,201)	614,989	150,988

490,954	—	92,317,286	102,363,487	150,988	—
$127,126	$490,954	$92,870,342	$92,317,286	$765,977	$150,988

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	LargeCap Value Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$512,620	$355,943
Total realized gains (losses) on investments	2,124,394	11,426,987
Change in net unrealized appreciation or depreciation of investments	2,046,436	(13,740,865)
Net gains (losses) from investments	4,683,450	(1,957,935)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,683,450	(1,957,935)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,914,255	5,630,214
Administration charges	(47,430)	(67,653)
Contingent sales charges	(26,555)	(21,751)
Contract terminations	(8,144,463)	(8,906,081)
Death benefit payments	(1,079,842)	(1,048,917)
Flexible withdrawal option payments	(1,090,972)	(1,260,641)
Transfers to other contracts	(2,926,955)	(4,629,833)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(9,401,962)	(10,304,662)
Total increase (decrease)	(4,718,512)	(12,262,597)

Net assets at beginning of period	79,222,760	91,485,357
Net assets at end of period	$74,504,248	$79,222,760

(1) Commenced operations May 18, 2015. (2) Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

LargeCap Value Class 2 Division (1)		MFS International Value Service Class Division		MFS New Discovery Service Class Division (2)

2016	2015	2016	2015	2016	2015

$35	$11	$1,128	$5,889	$(14,581)	$(16,025)
377	486	75,712	7,439	(86,098)	(39,188)
1,656	(352)	(3,909)	(16,783)	141,978	4,980
2,068	145	72,931	(3,455)	41,299	(50,233)

—	—	—	—	—	—

2,068	145	72,931	(3,455)	41,299	(50,233)

43,482	10,225	2,655,953	1,634,129	234,923	703,477
(26)	(9)	(613)	(391)	(89)	(41)
—	—	(224)	(251)	(411)	(203)
(179)	—	(43,572)	(27,121)	(72,390)	(38,286)
—	—	—	—	(11,065)	—
—	—	(20,711)	(5,694)	(13,223)	(10,169)
(83)	—	(919,373)	(94,948)	(401,098)	(294,991)
—	—	—	—	—	—
43,194	10,216	1,671,460	1,505,724	(263,353)	359,787
45,262	10,361	1,744,391	1,502,269	(222,054)	309,554

10,361	—	1,563,353	61,084	1,253,361	943,807
$55,623	$10,361	$3,307,744	$1,563,353	$1,031,307	$1,253,361

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	MFS Utilities Service Class Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$265,030	$320,869
Total realized gains (losses) on investments	(74,483)	1,064,442
Change in net unrealized appreciation or depreciation of investments	805,522	(3,494,394)
Net gains (losses) from investments	996,069	(2,109,083)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	996,069	(2,109,083)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,685,902	3,716,029
Administration charges	(1,401)	(940)
Contingent sales charges	(9,677)	(5,514)
Contract terminations	(1,073,751)	(616,234)
Death benefit payments	(13,740)	(60,712)
Flexible withdrawal option payments	(86,362)	(84,001)
Transfers to other contracts	(1,565,712)	(2,122,826)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(64,741)	825,802
Total increase (decrease)	931,328	(1,283,281)

Net assets at beginning of period	10,898,121	12,181,402
Net assets at end of period	$11,829,449	$10,898,121

(1) Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(2) Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(3) Commenced operations May 23, 2016.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

MFS Value Service Class Division (2)		MidCap Class 1 Division		Multi-Asset Income Class 1 Division (3)

2016	2015	2016	2015	2016

$18,843	$32,066	$(2,948,315)	$(3,081,141)	$(618)
700,798	474,383	76,313,465	65,682,724	(74)
(77,828)	(632,553)	(45,577,816)	(59,850,213)	645
641,813	(126,104)	27,787,334	2,751,370	(47)

—	—	—	—	—

641,813	(126,104)	27,787,334	2,751,370	(47)

1,860,590	1,057,713	12,388,654	22,672,291	210,380
(186)	(104)	(273,416)	(391,774)	—
(3,479)	(2,037)	(129,138)	(149,784)	(21)
(304,020)	(229,800)	(29,521,158)	(36,441,353)	(19,979)
—	(15,830)	(2,175,286)	(2,288,766)	—
(72,709)	(63,981)	(4,686,174)	(5,056,785)	(590)
(1,509,739)	(626,978)	(19,020,230)	(30,494,178)	(19,316)
—	—	—	—	—
(29,543)	118,983	(43,416,748)	(52,150,349)	170,474
612,270	(7,121)	(15,629,414)	(49,398,979)	170,427

5,167,926	5,175,047	339,892,141	389,291,120	—
$5,780,196	$5,167,926	$324,262,727	$339,892,141	$170,427

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Multi-Asset Income Class 2 Division (1)

2016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	—

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	—

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	—
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	—
Total increase (decrease)	—

Net assets at beginning of period	—
Net assets at end of period	$—

(1) Commenced operations May 23, 2016. (2) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Neuberger Berman AMT Large Cap Value Class I Division		Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division (2)		Neuberger Berman AMT Socially Responsive Class I Division

2016	2015	2016	2015	2016	2015

$(27,525)	$(32,795)	$(35,449)	$(6,288)	$(36,291)	$(51,414)
582,370	647,348	77,355	(937)	461,609	1,046,464
421,981	(1,246,521)	7,209	(120,653)	(72,636)	(1,096,068)
976,826	(631,968)	49,115	(127,878)	352,682	(101,018)

—	—	—	—	—	—

976,826	(631,968)	49,115	(127,878)	352,682	(101,018)

998,272	571,136	395,379	3,003,327	332,815	779,432
(860)	(823)	(2,481)	(1,035)	(14,813)	(22,503)
(7,057)	(6,051)	(3,334)	(478)	(5,215)	(3,946)
(616,620)	(682,648)	(293,323)	(53,887)	(455,656)	(445,154)
(6,890)	(57,257)	—	—	(11,876)	(23,757)
(18,700)	(37,075)	(22,156)	(5,347)	(118,700)	(130,187)
(380,267)	(348,631)	(421,322)	(69,027)	(593,209)	(1,052,798)
—	—	—	—	—	—
(32,122)	(561,349)	(347,237)	2,873,553	(866,654)	(898,913)
944,704	(1,193,317)	(298,122)	2,745,675	(513,972)	(999,931)

4,047,878	5,241,195	2,745,675	—	5,077,342	6,077,273
$4,992,582	$4,047,878	$2,447,553	$2,745,675	$4,563,370	$5,077,342

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Oppenheimer Main Street Small Cap Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,910)	$(3,862)
Total realized gains (losses) on investments	(22,082)	56,688
Change in net unrealized appreciation or depreciation of investments	114,280	(97,581)
Net gains (losses) from investments	86,288	(44,755)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	86,288	(44,755)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	113,601	207,404
Administration charges	(70)	(207)
Contingent sales charges	(54)	(103)
Contract terminations	(51,524)	(91,394)
Death benefit payments	—	—
Flexible withdrawal option payments	(2,355)	(4,652)
Transfers to other contracts	(151,980)	(163,133)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(92,382)	(52,085)
Total increase (decrease)	(6,094)	(96,840)

Net assets at beginning of period	561,373	658,213
Net assets at end of period	$555,279	$561,373

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

PIMCO All Asset Administrative Class Division		PIMCO All Asset Advisor Class Division (1)		PIMCO Commodity Real Return Strategy M Class Division (1)

2016	2015	2016	2015	2016	2015

$44,907	$88,731	$675	$(2)	$(81)	$(56)
(210,507)	(177,260)	78	(70)	(1,417)	(4)
591,652	(434,074)	1,215	(1)	1,704	(1,681)
426,052	(522,603)	1,968	(73)	206	(1,741)

—	—	—	—	—	—

426,052	(522,603)	1,968	(73)	206	(1,741)

428,785	579,848	51,229	5,676	32,342	14,300
(118)	(114)	(13)	—	—	—
(3,614)	(2,504)	—	—	(11)	—
(315,772)	(282,541)	—	—	(6,026)	—
(4,170)	—	—	—	—	—
(50,188)	(55,604)	—	—	(800)	—
(790,380)	(815,831)	(511)	(5,603)	(26,541)	—
—	—	—	—	—	—
(735,457)	(576,746)	50,705	73	(1,036)	14,300
(309,405)	(1,099,349)	52,673	—	(830)	12,559

4,147,238	5,246,587	—	—	12,559	—
$3,837,833	$4,147,238	$52,673	$—	$11,729	$12,559

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	PIMCO High Yield Administrative Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$688,459	$624,562
Total realized gains (losses) on investments	(188,859)	189,889
Change in net unrealized appreciation or depreciation of investments	1,317,754	(1,327,188)
Net gains (losses) from investments	1,817,354	(512,737)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,817,354	(512,737)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	7,527,227	4,340,966
Administration charges	(1,252)	(1,456)
Contingent sales charges	(10,958)	(11,674)
Contract terminations	(1,078,729)	(1,316,009)
Death benefit payments	(36,100)	(11,238)
Flexible withdrawal option payments	(228,570)	(197,776)
Transfers to other contracts	(2,328,639)	(2,649,159)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	3,842,979	153,654
Total increase (decrease)	5,660,333	(359,083)

Net assets at beginning of period	15,655,710	16,014,793
Net assets at end of period	$21,316,043	$15,655,710

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

PIMCO Low Duration Advisor Class Division (1)		PIMCO Total Return Administrative Class Division		Principal Capital Appreciation Class 1 Division

2016	2015	2016	2015	2016	2015

$34	$6,210	$176,374	$991,318	$(302,590)	$(1,022,076)
(7,420)	(20)	(296,729)	261,224	921,499	2,308,451
6,434	(7,503)	463,639	(1,527,726)	7,379,260	(2,510,117)
(952)	(1,313)	343,284	(275,184)	7,998,169	(1,223,742)

—	—	—	—	—	—

(952)	(1,313)	343,284	(275,184)	7,998,169	(1,223,742)

318,009	368,267	3,932,950	4,119,218	7,925,340	123,197,595
(28)	(11)	(2,520)	(3,232)	(190,108)	(213,072)
(154)	(4)	(21,304)	(19,235)	(76,968)	(58,257)
(20,162)	(454)	(2,000,572)	(2,168,399)	(10,028,274)	(8,995,555)
—	—	(152,427)	(84,142)	(1,141,703)	(770,561)
(5,929)	—	(356,443)	(318,089)	(2,389,609)	(1,763,649)
(336,227)	(5,753)	(2,819,732)	(3,343,233)	(9,232,571)	(11,933,116)
—	—	—	—	—	—
(44,491)	362,045	(1,420,048)	(1,817,112)	(15,133,893)	99,463,385
(45,443)	360,732	(1,076,764)	(2,092,296)	(7,135,724)	98,239,643

360,732	—	27,066,926	29,159,222	116,745,107	18,505,464
$315,289	$360,732	$25,990,162	$27,066,926	$109,609,383	$116,745,107

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Principal Capital Appreciation Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,114)	$(5,502)
Total realized gains (losses) on investments	18,615	11,192
Change in net unrealized appreciation or depreciation of investments	43,982	(12,067)
Net gains (losses) from investments	61,483	(6,377)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	61,483	(6,377)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	569,906	484,532
Administration charges	(640)	(591)
Contingent sales charges	(303)	(162)
Contract terminations	(161,426)	(14,898)
Death benefit payments	—	—
Flexible withdrawal option payments	(1,874)	(1,099)
Transfers to other contracts	(667,719)	(21,544)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(262,056)	446,238
Total increase (decrease)	(200,573)	439,861

Net assets at beginning of period	632,233	192,372
Net assets at end of period	$431,660	$632,233

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Principal LifeTime 2010 Class 1 Division		Principal LifeTime 2020 Class 1 Division		Principal LifeTime 2020 Class 2 Division (1)

2016	2015	2016	2015	2016	2015

$200,965	$238,776	$591,619	$1,422,655	$70	$329
1,024,376	481,787	4,114,142	8,189,270	453	728
(179,273)	(1,445,646)	(30,737)	(12,413,841)	81	(1,763)
1,046,068	(725,083)	4,675,024	(2,801,916)	604	(706)

—	—	—	—	—	—

1,046,068	(725,083)	4,675,024	(2,801,916)	604	(706)

2,417,910	2,358,317	9,314,862	14,036,904	464	16,250
(73,730)	(113,584)	(425,978)	(651,509)	—	—
(24,217)	(26,688)	(96,549)	(98,472)	—	—
(2,330,017)	(3,394,795)	(9,003,730)	(11,711,518)	—	—
(120,278)	(128,430)	(832,281)	(317,278)	—	—
(1,163,603)	(1,182,374)	(3,500,869)	(3,718,001)	—	—
(1,375,525)	(2,009,050)	(10,083,009)	(20,715,435)	(460)	(23)
—	—	—	—	—	—
(2,669,460)	(4,496,604)	(14,627,554)	(23,175,309)	4	16,227
(1,623,392)	(5,221,687)	(9,952,530)	(25,977,225)	608	15,521

28,520,977	33,742,664	117,717,726	143,694,951	15,521	—
$26,897,585	$28,520,977	$107,765,196	$117,717,726	$16,129	$15,521

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Principal LifeTime 2030 Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$106,401	$775,408
Total realized gains (losses) on investments	4,662,850	5,488,994
Change in net unrealized appreciation or depreciation of investments	(2,138,404)	(7,969,079)
Net gains (losses) from investments	2,630,847	(1,704,677)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,630,847	(1,704,677)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,243,168	7,389,783
Administration charges	(270,318)	(380,121)
Contingent sales charges	(42,186)	(42,146)
Contract terminations	(4,133,534)	(5,148,538)
Death benefit payments	(234,898)	(10,512)
Flexible withdrawal option payments	(1,068,712)	(849,852)
Transfers to other contracts	(4,961,806)	(3,685,067)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(6,468,286)	(2,726,453)
Total increase (decrease)	(3,837,439)	(4,431,130)

Net assets at beginning of period	68,801,944	73,233,074
Net assets at end of period	$64,964,505	$68,801,944

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Principal LifeTime 2030 Class 2 Division (1)		Principal LifeTime 2040 Class 1 Division		Principal LifeTime 2040 Class 2 Division (1)

2016	2015	2016	2015	2016	2015

$139	$87	$8,408	$137,407	$(347)	$(1)
1,389	197	965,309	667,474	1,806	—
879	(718)	(418,422)	(1,119,014)	1,848	(5)
2,407	(434)	555,295	(314,133)	3,307	(6)

—	—	—	—	—	—

2,407	(434)	555,295	(314,133)	3,307	(6)

67,980	17,838	1,245,774	1,529,020	156,906	500
(40)	(7)	(5,015)	(5,328)	(24)	—
—	—	(12,878)	(9,437)	(75)	—
—	—	(1,210,098)	(1,147,112)	(39,925)	—
—	—	(1,964)	(4,435)	—	—
(945)	(945)	(29,911)	(36,766)	—	—
(3,692)	(65)	(373,600)	(797,183)	—	—
—	—	—	—	—	—
63,303	16,821	(387,692)	(471,241)	116,882	500
65,710	16,387	167,603	(785,374)	120,189	494

16,387	—	13,718,518	14,503,892	494	—
$82,097	$16,387	$13,886,121	$13,718,518	$120,683	$494

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Principal LifeTime 2050 Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(7,877)	$94,705
Total realized gains (losses) on investments	610,752	529,944
Change in net unrealized appreciation or depreciation of investments	(258,009)	(762,417)
Net gains (losses) from investments	344,866	(137,768)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	344,866	(137,768)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	879,715	2,294,787
Administration charges	(4,422)	(4,528)
Contingent sales charges	(4,378)	(9,805)
Contract terminations	(393,028)	(1,144,908)
Death benefit payments	—	—
Flexible withdrawal option payments	(37,372)	(22,419)
Transfers to other contracts	(480,280)	(656,354)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(39,765)	456,773
Total increase (decrease)	305,101	319,005

Net assets at beginning of period	8,936,895	8,617,890
Net assets at end of period	$9,241,996	$8,936,895

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Principal LifeTime 2050 Class 2 Division (1)		Principal LifeTime Strategic Income Class 1 Division		Real Estate Securities Class 1 Division

2016	2015	2016	2015	2016	2015

$50	$407	$174,235	$136,386	$7,603	$97,294
1,522	1,000	443,415	970,488	11,562,947	8,288,486
(5)	(3,066)	(65,598)	(1,507,441)	(8,121,242)	(6,248,173)
1,567	(1,659)	552,052	(400,567)	3,449,308	2,137,607

—	—	—	—	—	—

1,567	(1,659)	552,052	(400,567)	3,449,308	2,137,607

57,094	27,110	1,394,726	1,497,294	9,311,718	13,293,791
(40)	—	(35,860)	(54,103)	(19,957)	(22,851)
—	—	(13,270)	(13,564)	(40,585)	(34,200)
—	—	(1,285,002)	(2,314,975)	(7,180,096)	(8,361,629)
—	—	(183,689)	(112,974)	(710,925)	(426,032)
—	—	(678,789)	(789,084)	(864,282)	(856,904)
(6)	—	(733,660)	(2,475,326)	(7,727,991)	(12,325,219)
—	—	—	—	—	—
57,048	27,110	(1,535,544)	(4,262,732)	(7,232,118)	(8,733,044)
58,615	25,451	(983,492)	(4,663,299)	(3,782,810)	(6,595,437)

25,451	—	17,075,093	21,738,392	81,336,745	87,932,182
$84,066	$25,451	$16,091,601	$17,075,093	$77,553,935	$81,336,745

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Real Estate Securities Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,944)	$8,160
Total realized gains (losses) on investments	155,183	41,861
Change in net unrealized appreciation or depreciation of investments	(152,839)	(9,501)
Net gains (losses) from investments	(3,600)	40,520

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(3,600)	40,520

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,974,820	1,727,261
Administration charges	(1,713)	(1,203)
Contingent sales charges	(829)	(231)
Contract terminations	(442,223)	(21,258)
Death benefit payments	—	—
Flexible withdrawal option payments	(11,618)	(8,160)
Transfers to other contracts	(296,676)	(184,925)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,221,761	1,511,484
Total increase (decrease)	2,218,161	1,552,004

Net assets at beginning of period	1,732,909	180,905
Net assets at end of period	$3,951,070	$1,732,909

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Rydex Basic Materials Division (1)		Rydex Commodities Strategy Division		Rydex NASDAQ 100 Division

2016	2015	2016	2015	2016	2015

$(1,995)	$—	$(2,942)	$(477)	$(7,467)	$(5,427)
4,582	—	(4,605)	(1,126)	48,007	33,336
9,461	—	30,537	(20,055)	(19,101)	(10,106)
12,048	—	22,990	(21,658)	21,439	17,803

—	—	—	—	—	—

12,048	—	22,990	(21,658)	21,439	17,803

328,879	—	414,915	88,462	128,092	575,850
(6)	—	(7)	(3)	(773)	(449)
—	—	(1,241)	—	(56)	—
—	—	(108,430)	—	(29,816)	—
—	—	—	—	—	—
—	—	(383)	—	(1,992)	—
(1,062)	—	(135,184)	(1,204)	(181,953)	(44,368)
—	—	—	—	—	—
327,811	—	169,670	87,255	(86,498)	531,033
339,859	—	192,660	65,597	(65,059)	548,836

—	—	76,970	11,373	646,151	97,315
$339,859	$—	$269,630	$76,970	$581,092	$646,151

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	SAM Balanced Portfolio Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,780,190	$9,374,533
Total realized gains (losses) on investments	47,862,357	70,461,519
Change in net unrealized appreciation or depreciation of investments	(22,647,532)	(93,512,609)
Net gains (losses) from investments	28,995,015	(13,676,557)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	28,995,015	(13,676,557)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	36,727,484	42,878,760
Administration charges	(2,567,741)	(3,776,977)
Contingent sales charges	(591,420)	(380,646)
Contract terminations	(56,807,971)	(48,656,930)
Death benefit payments	(3,532,938)	(3,440,873)
Flexible withdrawal option payments	(13,619,314)	(14,292,327)
Transfers to other contracts	(46,071,264)	(47,758,625)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(86,463,164)	(75,427,618)
Total increase (decrease)	(57,468,149)	(89,104,175)

Net assets at beginning of period	598,643,366	687,747,541
Net assets at end of period	$541,175,217	$598,643,366

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

SAM Balanced Portfolio Class 2 Division		SAM Conservative Balanced Portfolio Class 1 Division		SAM Conservative Balanced Portfolio Class 2 Division

2016	2015	2016	2015	2016	2015

$36,692	$49,694	$1,549,910	$2,778,779	$32,784	$46,338
(17,552)	208,051	6,777,881	11,687,839	85,187	103,988
220,566	(366,087)	(1,536,046)	(17,902,602)	33,535	(233,687)
239,706	(108,342)	6,791,745	(3,435,984)	151,506	(83,361)

—	—	—	—	—	—

239,706	(108,342)	6,791,745	(3,435,984)	151,506	(83,361)

1,562,219	4,642,656	10,531,121	16,191,319	267,520	2,760,536
(5,852)	(3,447)	(385,735)	(571,557)	(4,385)	(2,797)
(496)	(859)	(145,772)	(94,116)	(507)	(455)
(264,872)	(78,883)	(15,577,844)	(12,416,351)	(270,713)	(41,814)
(9,476)	—	(601,054)	(1,295,958)	—	(585)
(92,360)	(6,835)	(3,649,968)	(3,720,077)	(17,505)	—
(1,536,849)	(1,319,303)	(10,117,855)	(12,363,565)	(54,183)	(182,671)
—	—	—	—	—	—
(347,686)	3,233,329	(19,947,107)	(14,270,305)	(79,773)	2,532,214
(107,980)	3,124,987	(13,155,362)	(17,706,289)	71,733	2,448,853

3,759,160	634,173	150,875,233	168,581,522	3,002,012	553,159
$3,651,180	$3,759,160	$137,719,871	$150,875,233	$3,073,745	$3,002,012

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	SAM Conservative Growth Portfolio Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(20,146)	$815,127
Total realized gains (losses) on investments	7,671,391	9,839,282
Change in net unrealized appreciation or depreciation of investments	(2,525,153)	(13,344,263)
Net gains (losses) from investments	5,126,092	(2,689,854)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	5,126,092	(2,689,854)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	12,283,398	18,126,551
Administration charges	(12,432)	(14,810)
Contingent sales charges	(86,116)	(53,596)
Contract terminations	(9,136,371)	(7,747,125)
Death benefit payments	(144,134)	(601,397)
Flexible withdrawal option payments	(885,311)	(829,477)
Transfers to other contracts	(9,167,902)	(6,989,428)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(7,148,868)	1,890,718
Total increase (decrease)	(2,022,776)	(799,136)

Net assets at beginning of period	100,958,357	101,757,493
Net assets at end of period	$98,935,581	$100,958,357

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

SAM Conservative Growth Portfolio Class 2 Division		SAM Flexible Income Portfolio Class 1 Division		SAM Flexible Income Portfolio Class 2 Division

2016	2015	2016	2015	2016	2015

$(1,817)	$57,878	$3,059,733	$3,842,785	$73,214	$84,382
213,408	304,267	4,002,680	6,275,169	(43,380)	99,759
90,753	(572,909)	1,694,802	(15,012,560)	201,730	(331,837)
302,344	(210,764)	8,757,215	(4,894,606)	231,564	(147,696)

—	—	—	—	—	—

302,344	(210,764)	8,757,215	(4,894,606)	231,564	(147,696)

801,341	5,570,624	22,113,236	24,992,192	1,215,683	6,447,810
(12,502)	(7,919)	(237,173)	(372,349)	(4,655)	(3,593)
(477)	(254)	(143,347)	(106,058)	(2,519)	(1,665)
(254,239)	(23,362)	(14,769,194)	(15,162,620)	(1,343,642)	(153,011)
(9,490)	(39,701)	(2,691,047)	(2,005,147)	(91,256)	(1,173)
(67,897)	(12,763)	(4,052,173)	(4,139,297)	(67,708)	(93,579)
(468,050)	(184,260)	(15,457,280)	(12,902,231)	(61,330)	(2,044,130)
—	—	—	—	—	—
(11,314)	5,302,365	(15,236,978)	(9,695,510)	(355,427)	4,150,659
291,030	5,091,601	(6,479,763)	(14,590,116)	(123,863)	4,002,963

5,521,966	430,365	170,645,344	185,235,460	4,421,092	418,129
$5,812,996	$5,521,966	$164,165,581	$170,645,344	$4,297,229	$4,421,092

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	SAM Strategic Growth Portfolio Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(34,938)	$500,409
Total realized gains (losses) on investments	5,447,979	7,225,423
Change in net unrealized appreciation or depreciation of investments	(2,681,020)	(9,852,418)
Net gains (losses) from investments	2,732,021	(2,126,586)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,732,021	(2,126,586)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,813,435	13,546,079
Administration charges	(10,331)	(12,400)
Contingent sales charges	(49,267)	(39,721)
Contract terminations	(4,852,442)	(5,255,487)
Death benefit payments	(176,328)	(154,270)
Flexible withdrawal option payments	(419,727)	(362,685)
Transfers to other contracts	(8,117,433)	(4,794,550)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(6,812,093)	2,926,966
Total increase (decrease)	(4,080,072)	800,380

Net assets at beginning of period	66,772,764	65,972,384
Net assets at end of period	$62,692,692	$66,772,764

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

SAM Strategic Growth Portfolio Class 2 Division		Short-Term Income Class 1 Division		Short-Term Income Class 2 Division

2016	2015	2016	2015	2016	2015

$(1,083)	$15,968	$723,718	$1,407,417	$12,478	$13,364
(9,742)	93,791	27,358	534,051	(13,026)	(4,694)
90,513	(183,660)	24,748	(2,714,781)	8,372	(16,114)
79,688	(73,901)	775,824	(773,313)	7,824	(7,444)

—	—	—	—	—	—

79,688	(73,901)	775,824	(773,313)	7,824	(7,444)

1,508,489	1,830,809	17,746,454	18,193,280	934,543	1,175,305
(1,752)	(954)	(297,075)	(451,497)	(1,279)	(791)
(129)	(640)	(87,168)	(95,995)	(187)	(64)
(68,839)	(58,837)	(9,754,607)	(12,627,559)	(100,005)	(5,926)
(9,498)	—	(839,961)	(1,214,866)	(3,154)	—
(27,983)	(14,625)	(3,539,062)	(3,796,702)	(7,359)	(2,223)
(422,102)	(655,616)	(12,957,992)	(22,332,953)	(542,233)	(477,740)
—	—	—	—	—	—
978,186	1,100,137	(9,729,411)	(22,326,292)	280,326	688,561
1,057,874	1,026,236	(8,953,587)	(23,099,605)	288,150	681,117

1,650,363	624,127	108,511,943	131,611,548	774,746	93,629
$2,708,237	$1,650,363	$99,558,356	$108,511,943	$1,062,896	$774,746

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	SmallCap Class 1 Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,195,802)	$(1,263,962)
Total realized gains (losses) on investments	7,448,473	7,858,943
Change in net unrealized appreciation or depreciation of investments	9,897,300	(13,749,436)
Net gains (losses) from investments	16,149,971	(7,154,455)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	16,149,971	(7,154,455)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,860,115	110,159,536
Administration charges	(94,655)	(107,433)
Contingent sales charges	(58,120)	(42,982)
Contract terminations	(11,096,356)	(9,480,406)
Death benefit payments	(684,710)	(539,136)
Flexible withdrawal option payments	(1,592,611)	(1,340,187)
Transfers to other contracts	(9,849,985)	(8,564,730)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(16,516,322)	90,084,662
Total increase (decrease)	(366,351)	82,930,207

Net assets at beginning of period	116,458,571	33,528,364
Net assets at end of period	$116,092,220	$116,458,571

(1) Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016.
(2) Represented the operations of SmallCap Blend Class 2 Division until May 21, 2016.
(3) Commenced operations April 27, 2015.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

SmallCap Class 2 Division (2) (3)		T. Rowe Price Blue Chip Growth Portfolio II Division		T. Rowe Price Health Sciences Portfolio II Division

2016	2015	2016	2015	2016	2015

$(10,204)	$(5,342)	$(240,478)	$(212,519)	$(417,513)	$(525,062)
12,823	20,966	1,359,449	934,600	3,547,505	5,814,462
146,041	(80,039)	(1,257,312)	456,116	(7,270,684)	(2,151,210)
148,660	(64,415)	(138,341)	1,178,197	(4,140,692)	3,138,190

—	—	—	—	—	—

148,660	(64,415)	(138,341)	1,178,197	(4,140,692)	3,138,190

320,798	900,333	3,730,658	6,962,887	3,654,681	13,496,896
(1,101)	(714)	(14,952)	(23,065)	(10,240)	(15,884)
(153)	(50)	(12,594)	(8,657)	(21,632)	(29,482)
(81,518)	(4,580)	(1,100,436)	(976,660)	(1,890,151)	(3,326,062)
—	—	(59,886)	(63,287)	(7,670)	(272,554)
(22,058)	(15,360)	(178,992)	(150,007)	(265,941)	(261,586)
(279,046)	(30,124)	(2,701,992)	(2,548,485)	(7,803,286)	(7,433,937)
—	—	—	—	—	—
(63,078)	849,505	(338,194)	3,192,726	(6,344,239)	2,157,391
85,582	785,090	(476,535)	4,370,923	(10,484,931)	5,295,581

785,090	—	16,983,602	12,612,679	35,402,743	30,107,162
$870,672	$785,090	$16,507,067	$16,983,602	$24,917,812	$35,402,743

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

	Templeton Global Bond VIP Class 4 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(14,487)	$36,764
Total realized gains (losses) on investments	(38,664)	(6,152)
Change in net unrealized appreciation or depreciation of investments	73,599	(82,235)
Net gains (losses) from investments	20,448	(51,623)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	20,448	(51,623)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	371,701	1,158,444
Administration charges	(614)	(501)
Contingent sales charges	(408)	(769)
Contract terminations	(143,578)	(86,222)
Death benefit payments	—	—
Flexible withdrawal option payments	(1,442)	—
Transfers to other contracts	(133,095)	(14,755)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	92,564	1,056,197
Total increase (decrease)	113,012	1,004,574

Net assets at beginning of period	1,072,128	67,554
Net assets at end of period	$1,185,140	$1,072,128

(1) Commenced operations May 18, 2015. (2) Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2016 and 2015, except as noted

Templeton Growth VIP Class 2 Division		The Merger Fund Division (1)		VanEck Global Hard Assets Class S Division (2)

2016	2015	2016	2015	2016	2015

$9,776	$17,068	$—	$—	$(70,199)	$(93,535)
35,795	6,034	—	—	(518,970)	(526,299)
24,739	(95,558)	—	—	2,838,392	(1,919,469)
70,310	(72,456)	—	—	2,249,223	(2,539,303)

—	—	—	—	—	—

70,310	(72,456)	—	—	2,249,223	(2,539,303)

27,980	51,714	—	—	2,591,022	2,415,914
—	—	—	—	(626)	(480)
(98)	(54)	—	—	(4,370)	(2,588)
(74,885)	(47,158)	—	—	(452,858)	(325,524)
(8,812)	—	—	—	(18,883)	(23,712)
(9,457)	(10,344)	—	—	(43,067)	(46,402)
(20,661)	(12,545)	—	—	(1,430,937)	(1,437,952)
—	—	—	—	—	—
(85,933)	(18,387)	—	—	640,281	579,256
(15,623)	(90,843)	—	—	2,889,504	(1,960,047)

869,180	960,023	—	—	5,127,012	7,087,059
$853,557	$869,180	$—	$—	$8,016,516	$5,127,012

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2016, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Balanced Account
Core Plus Bond Account (13)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (10)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Multi-Asset Income Account (12)
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account (18)
Strategic Asset Management (“SAM”) Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Principal Variable Contracts Funds, Inc. – Class 2: (1)
Core Plus Bond Account (10) (14)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account (5)
Diversified Growth Account
Diversified Growth Managed Volatility Account (5)
Diversified Income Account (3)
Diversified International Account (8)
Equity Income Account (8)
Government & High Quality Bond Account (8)
Income Account (10)
International Emerging Markets Account (10)
LargeCap Growth Account (8)
LargeCap Growth Account I (10)
LargeCap S&P 500 Index Account (10)
LargeCap Value Account (10)
Multi-Asset Income Account (12)
Principal Capital Appreciation Account (8)
Principal LifeTime 2020 Account (10)
Principal LifeTime 2030 Account (10)
Principal LifeTime 2040 Account (10)
Principal LifeTime 2050 Account (10)
Real Estate Securities Account (8)
Short-Term Income Account (8)
SmallCap Account (9) (19)
SAM Balanced Portfolio (8)
SAM Conservative Balanced Portfolio (8)
SAM Conservative Growth Portfolio (8)
SAM Flexible Income Portfolio (8)
SAM Strategic Growth Portfolio (8)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (4)
Alps/Red Rocks Listed Private Equity – Class III (10)
American Century Investments®:
VP Capital Appreciation Fund – Class I (6)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

American Funds Insurance Series:
Asset Allocation Fund – Class 2 (12)
Asset Allocation Fund – Class 4 (10)
Blue Chip Income and Growth Fund – Class 2 (12)
Blue Chip Income and Growth Fund – Class 4 (8)
Global Small Capitalization Fund – Class 2 (7)
Global Small Capitalization Fund – Class 4 (8)
High-Income Bond Fund – Class 2 (7)
Managed Risk Asset Allocation Fund – Class P2 (8)
Managed Risk Growth Fund – Class P2 (8)
Managed Risk International Fund – Class P2 (8)
New World Fund – Class 2 (7)
New World Fund – Class 4 (8)
BlackRock:
Global Allocation – Class III (10)
iShares Alternative Strategies – Class III (10)
iShares Dynamic Allocation – Class III (10)
iShares Dynamic Fixed Income – Class III (10)
iShares Equity Appreciation – Class III (10)
Value Opportunities – Class III (10)
Calvert VP Portfolio:
EAFE International Index – Class F (8)
Russell 2000 Small Cap Index – Class F (8)
S&P MidCap 400 Index – Class F (8)
ClearBridge Variable Small Cap Growth Portfolio Class II (10)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (10)
Small Cap Value – Class 2 (10)
Delaware Limited Term Diversified Income Series – Service Class (10)
Delaware VIP® Trust:
Small Cap Value Series Service Class (4)
Deutsche Variable Series II:
Alternative Asset Allocation VIP – Class B (8)
Equity 500 Index VIP – Class B2 (8)
Small Mid Cap Value VIP – Class B (4)
Dreyfus Investment Portfolios:
MidCap Stock – Service Shares (10)
Technology Growth – Service Shares
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class (11)
Government Money Market Portfolio – Service Class (11)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (7)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2 (8)
Franklin Rising Dividends VIP Fund – Class 4 (8)
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (8)
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (8)
Multi-Strategy Alternatives Portfolio – Service Shares (10)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (8)
Guggenheim Investments:
Floating Rate Strategies – Series F (8)
Global Managed Futures Strategy (8)
Long Short Equity Fund (8)
Multi-Hedge Strategies (8)
Invesco V.I. Fund:
American Franchise Fund – Series I Shares (2)
Balanced-Risk Allocation Fund – Series II Shares (8)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (8)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (8)
Mid Cap Growth Fund – Series I Shares (2)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares (8)
MFS®:
International Value – Service Class (8)
New Discovery – Service Class (4) (15)
Utilities Series – Service Class (16)
Value Series – Service Class (17)
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I Shares
Mid-Cap Growth Portfolio – Class S Shares (10)
Socially Responsive Portfolio – Class I Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (4)
PIMCO:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (10)
Commodity Real Return Portfolio – Strategy M Class (10)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (10)
Total Return Portfolio – Administrative Class

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Rydex Funds:
Basic Materials (10)
Commodities Strategy (8)
NASDAQ 100 (8)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund (10)
VanEck VIP Trust:
Global Hard Assets Fund –Class S Shares (20)

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, April 27, 2012.

(3)	Commencement of operations, May 21, 2012.

(4)	Commencement of operations, May 20, 2013.

(5)	Commencement of operations, December 2, 2013

(6)	Commencement of operations, April 24, 2014.

(7)	Commencement of operations, May 17, 2014.

(8)	Commencement of operations, November 10, 2014.

(9)	Commencement of operations, April 17, 2015.

(10)	Commencement of operations, May 18, 2015.

(11)	Commencement of operations, February 8, 2016.

(12)	Commencement of operations, May 23, 2016.
(13) Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.
(14) Represented the operations of Bond & Mortgage Securities Class 2 Division until May 21, 2016.
(15) Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(16) Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(17) Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(18) Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016.
(19) Represented the operations of SmallCap Blend Class 2 Division until May 21, 2016.
(20) Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016.

Commencement of operations date is the date the division became available to contractholders.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

During 2016, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
April 9, 2016	Money Market Class 1 Division	Fidelity VIP Government Money Market Initial Class Division	$49,380,027
April 9, 2016	Money Market Class 2 Division	Fidelity VIP Government Money Market Service Class Division	1,381,070
August 6, 2016	Guggenheim Macro Opportunities Series M Division	Fidelity VIP Government Money Market Service Class Division	219,308

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus-Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity; Principal Investment Plus Variable Annuity with Premium Payment Credit Rider; Principal Lifetime Income Solutions; Principal Pivot Series Variable Annuity and Principal Pivot Series Variable Annuity with Liquidity Max Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2016. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out (“FIFO”) method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date. The NAV as of December 31, 2016, does not reflect $16,059,397 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Principal Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Principal Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2016, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Accounts were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Accounts was 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Core Plus Bond Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $500	Over $500
Principal Capital
LargeCap Growth						Appreciation
Account	0.68%	0.63%	0.61%	0.56%	0.51%	Account	0.625%	0.500%

	Net Assets of Accounts			Net Assets of Accounts
	First $2 billion	Over $2 billion		First $200	Next $300	Over $500
Government & High Quality
Bond Account	0.50%	0.45%	Short-Term Income Account	0.50%	0.45%	0.40%
Income Account	0.50	0.45

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions through the period ended April 30, 2017. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts for certain of the divisions:

LargeCap Growth Account I	0.016%

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2016 through December 31, 2016
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2017
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2017
International Emerging Markets Account	1.35%^	1.60^	April 30, 2018
Multi-Asset Income Account	0.08	0.33	April 30, 2017
^ Period from November 1, 2016 to December 31, 2016.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2017.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2016:

	2016
Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	$1,501,305	$795,061
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	149,080	171,687

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	$121,313	$118,058
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	933,291	587,018
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	458,663	48,828

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,218	1,830

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	$437,331	$517,508
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	290,112	188,927

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	$223,897	$341,211
Principal Freedom Variable Annuity 2	3,237	62,902
The Principal Variable Annuity	499,870	1,929,733
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	$5,783,075	$11,225,690
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	113,546	1,948,807
Principal Pivot Series Variable Annuity	3,075	3,417
Principal Pivot Series Variable Annuity with Liquidity Max Rider	104,377	3,190
The Principal Variable Annuity	255,858	104,340
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Century VP Mid Cap Value Class II Division:
The Principal Variable Annuity	$819,987	$627,369
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,118,965	1,465,718
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	271,996	80,906

American Century VP Ultra Class I Division:
The Principal Variable Annuity	$352,914	$873,022
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	$5,573,723	$8,020,429
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	192,165	1,742,215

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
American Century VP Value Class II Division:
The Principal Variable Annuity	$664,539	$2,617,091
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	7,637	19,098
Principal Pivot Series Variable Annuity with Liquidity Max Rider	265,300	109,173

American Funds Insurance Series Asset Allocation Fund Class 2 Division:
The Principal Variable Annuity	$155,527	$1,120
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	439,100	928
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	287,805	6,200

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$30,384	$699
Principal Pivot Series Variable Annuity with Liquidity Max Rider	170,392	445,651

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division:
The Principal Variable Annuity	$304,595	$17,114
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,060,752	22,265
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	336,263	11,207

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division:
Principal Pivot Series Variable Annuity	$80,656	$36,955
Principal Pivot Series Variable Annuity with Liquidity Max Rider	800,588	751,207

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	$126,263	$118,155
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	261,467	87,063
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	97,430	—

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$10,860	$6,631
Principal Pivot Series Variable Annuity with Liquidity Max Rider	494,448	431,677

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	$1,104,983	$191,984
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$136,121	$24,657
Principal Pivot Series Variable Annuity with Liquidity Max Rider	106,704	9,761

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$6,491	$1,362
Principal Pivot Series Variable Annuity with Liquidity Max Rider	23,678	3,047

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$2,762	$2,706
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,540	261

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	$176,729	$33,543
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	530,899	71,132
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	124,436	—

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$20,530	$47,524
Principal Pivot Series Variable Annuity with Liquidity Max Rider	15,152	72,467

Balanced Class 1 Division:
Personal Variable	$216,935	$73,501
Premier Variable	470,996	383,168
The Principal Variable Annuity	2,145,494	4,113,953
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	$14,623	$3,657
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	436,411	54,059
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,465	3,273
Principal Pivot Series Variable Annuity	10	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	18,086	5,725

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	$37,339	$36,784
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	539,549	59,095
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	595	—
Principal Pivot Series Variable Annuity	33,291	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	963	443

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	$—	$—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	20,938	1,539
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,639	—
Principal Pivot Series Variable Annuity	—	4
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,201	1

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	$34,596	$31,504
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	791,593	67,070
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,420	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	45,137	87

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	$46	$37
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	309,079	18,689
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	63,061	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,112	105

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,213	211

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	$8,699	$2,745
Principal Pivot Series Variable Annuity with Liquidity Max Rider	121	2,049

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	$9,144	$39,368
Principal Pivot Series Variable Annuity with Liquidity Max Rider	131,383	56,712

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	$148,584	$25,117
Principal Pivot Series Variable Annuity with Liquidity Max Rider	162,256	96,705

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,191	712

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	$30,331	$24,470
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	101,256	52,494
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	423	266
Principal Pivot Series Variable Annuity	405	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	11,131

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$92,717	$646
Principal Pivot Series Variable Annuity with Liquidity Max Rider	79,719	36,675

Core Plus Bond Class 1 Division:
Personal Variable	$35,144	$20,027
Premier Variable	293,211	200,525
Principal Freedom Variable Annuity	370,873	701,028
Principal Freedom Variable Annuity 2	12,463	16,337
The Principal Variable Annuity	4,386,003	10,826,190
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	10,418,741	15,821,844
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	401,541	3,037,502

Core Plus Bond Class 2 Division:
Principal Pivot Series Variable Annuity	$153,184	$22
Principal Pivot Series Variable Annuity with Liquidity Max Rider	64,400	12,093

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	$365,264	$25,426
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	783,325	426,203
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	523	273
Principal Pivot Series Variable Annuity	5,994	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,878	489

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	$230,813	$12,485
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	878,767	252,528
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	147,745	31,067

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,771	3,746

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	$177,506	$20,245
Principal Pivot Series Variable Annuity with Liquidity Max Rider	225,553	162,687

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	$2,102	$19,342
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	344,518	205,754
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,866	24,489
Principal Pivot Series Variable Annuity	48,925	5,100
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,002	1,882

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	$138,476,567	$120,567,478
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16,965,013	12,462,241
Principal Lifetime Income Solutions	710,046	2,121,387
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	$89	$91
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	32,101,352	15,898,631
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,096,134	1,346,897
Principal Lifetime Income Solutions	3,152,765	1,906,783
Principal Pivot Series Variable Annuity	3,374	20,273
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,678,410	58,566

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	$481,263,343	$276,967,824
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,240,278	35,835,519
Principal Lifetime Income Solutions	938,021	2,605,818
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	$42,620	$369
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	63,344,175	22,865,728
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,214,347	2,459,683
Principal Lifetime Income Solutions	2,105,617	3,010,605
Principal Pivot Series Variable Annuity	19,039	2,784
Principal Pivot Series Variable Annuity with Liquidity Max Rider	214,958	51,002

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	$90,455,862	$45,906,038
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,665,722	3,622,090
Principal Lifetime Income Solutions	1,155,996	854,440

Diversified International Class 1 Division:
Personal Variable	$51,654	$12,378
Premier Variable	322,085	304,713
Principal Freedom Variable Annuity	102,388	315,970
Principal Freedom Variable Annuity 2	17,642	34,076
The Principal Variable Annuity	4,799,858	13,473,183
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,414,693	9,739,570
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	209,963	1,441,428

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	$8,368	$3,414
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,762	28,408

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	$37,304	$19
Principal Pivot Series Variable Annuity with Liquidity Max Rider	345,637	335,830

Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	$1,214,298	$1,289,250
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	656,105	281,317

Equity Income Class 1 Division:
Premier Variable	$30,633	$10,657
The Principal Variable Annuity	4,920,555	9,461,300
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	22,027,670	34,311,450
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	374,376	6,324,555

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	$13,819	$40,028
Principal Pivot Series Variable Annuity with Liquidity Max Rider	419,617	207,687

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	$4,532,859	$6,726,823
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	$8,246,269	$9,124,905
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	564,117	1,752,629
Principal Pivot Series Variable Annuity	96,397	61,750
Principal Pivot Series Variable Annuity with Liquidity Max Rider	428,637	236,690

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	$2,426,273	$4,022,678
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,858,079	2,273,368
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	553,072	686,302

Fidelity VIP Government Money Market Initial Class Division:
Pension Builder Plus	$78,573	$3,037
Personal Variable	684,004	262,189
Premier Variable	4,246,881	268,567
Principal Freedom Variable Annuity	1,542,831	179,264
Principal Freedom Variable Annuity 2	231,051	11,320
The Principal Variable Annuity	24,357,604	6,508,576
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	42,108,241	20,110,970
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,489,580	2,944,856
Principal Lifetime Income Solutions	—	—

Fidelity VIP Government Money Market Service Class Division:
Principal Pivot Series Variable Annuity	$1,002,735	$758,120
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,082,351	2,462,212

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	$1,990,376	$2,943,735
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	$2,163,245	$2,158,872
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	238,368	468,926

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	$435,256	$3,921

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	$4,112,073	$3,130,442
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	741,643	732,814
Principal Pivot Series Variable Annuity	75,242	191,656
Principal Pivot Series Variable Annuity with Liquidity Max Rider	439,759	324,748

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	$10,203	$53,519
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,623,633	6,356,896
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	143,554	1,556,678
Principal Pivot Series Variable Annuity	570	2,994
Principal Pivot Series Variable Annuity with Liquidity Max Rider	405,460	401,554

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	$29,086	$32,215
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	136,417	10,432
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,212	12,055
Principal Pivot Series Variable Annuity	8,208	31,034
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,307	11,946

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	$274,351	$34,245
Principal Pivot Series Variable Annuity with Liquidity Max Rider	168,410	86,404

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	$451,085	$101,945
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,914,014	635,406
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	262,843	73,588

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	$28,136	$59,152
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,263,814	3,081,391
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	211,551	621,925

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	$18,475	$23,121
Principal Pivot Series Variable Annuity with Liquidity Max Rider	87,064	146,814

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	608	12,903

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	$51,527	$30,831
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	726,036	1,061,886
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	181,108	209,859

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	$3,615	$2,817
Principal Pivot Series Variable Annuity with Liquidity Max Rider	221,970	277,017

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	$1,895	$6,766
Pension Builder Plus – Rollover IRA	1,292	26,926
Personal Variable	32,572	18,627
Premier Variable	1,210,339	742,465
Principal Freedom Variable Annuity	317,445	447,707
Principal Freedom Variable Annuity 2	10,369	31,446
The Principal Variable Annuity	5,391,505	13,095,951
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	9,748,915	11,213,861
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	376,032	1,295,790

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	$292,730	$51,630
Principal Pivot Series Variable Annuity with Liquidity Max Rider	601,855	465,964

Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	$145,708	$87,764
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	798,293	108,965
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	36,197	507
Principal Pivot Series Variable Annuity	10,974	2,063
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,143	8,715

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	$9,206	$30
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	60,802	4,413
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,773	—
Principal Pivot Series Variable Annuity	18,196	21,333
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,063	20,843

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	$14,722	$52,283
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	21,756	25,658
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	288	106
Principal Pivot Series Variable Annuity	2,835	1,168
Principal Pivot Series Variable Annuity with Liquidity Max Rider	14,182	24,604

Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	$14,053	$352
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	348,873	26,564
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,596	1,668
Principal Pivot Series Variable Annuity	1,418	44
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,829	9,075

Income Class 1 Division:
The Principal Variable Annuity	$640,559	$29,235
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,441,708	510,392
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	596,071	2,820

Income Class 2 Division:
Principal Pivot Series Variable Annuity	$111,781	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	726,778	399,421

International Emerging Markets Class 1 Division:
Premier Variable	$83,899	$34,566
The Principal Variable Annuity	1,525,329	3,965,469
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,416,695	6,259,885
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	192,084	1,257,332

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	$22,377	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	58,549	3,008

Invesco American Franchise Series I Division:
The Principal Variable Annuity	$579,009	$791,149
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	$33,420	$19,525
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,692	27,320

Invesco Core Equity Series I Division:
The Principal Variable Annuity	$1,565,042	$2,885,229
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	$1,833,687	$2,844,239
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	293,268	1,345
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	32,547	3,230

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	$40,769	$110,625
Principal Pivot Series Variable Annuity with Liquidity Max Rider	732,728	517,207

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	$1,256,228	$1,665,740
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	135,853	241,162

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	$102,440	$21,050
Principal Pivot Series Variable Annuity with Liquidity Max Rider	15,322	99,295

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	$241,813	$604,242
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	$260,175	$520,473
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	794,138	1,113,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	189,327	136,901

Invesco Technology Series I Division:
The Principal Variable Annuity	$389,150	$961,947
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	$1,810,552	$1,020,269
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	78,169	173,959

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	$1,238,453	$1,593,074
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	$228,153	$17,275
Principal Pivot Series Variable Annuity with Liquidity Max Rider	43,915	211,746
The Principal Variable Annuity	312,786	6,933
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	855,910	26,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—

LargeCap Growth Class 1 Division:
Personal Variable	$101,058	$189,889
Premier Variable	937,755	1,325,220
The Principal Variable Annuity	628,532	5,364,922
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,496,652	2,241,299
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	110,306	764,746

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	$18,875	$40,843
Principal Pivot Series Variable Annuity with Liquidity Max Rider	342,912	437,425

LargeCap Growth I Class 1 Division:
Premier Variable	$85,517	$44,982
Principal Freedom Variable Annuity	267,643	357,525
Principal Freedom Variable Annuity 2	8,340	71,059
The Principal Variable Annuity	8,034,682	12,650,805
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,821,004	3,133,545
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	293,174	489,984

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$375,745
Principal Pivot Series Variable Annuity with Liquidity Max Rider	440,927	405,360

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	$118,796	$9,004
Principal Freedom Variable Annuity	399,178	962,210
Principal Freedom Variable Annuity 2	24,184	21,188
The Principal Variable Annuity	3,296,618	7,522,752
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	7,348,837	8,208,316
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,103,568	1,166,261

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	$77,735	$17,757
Principal Pivot Series Variable Annuity with Liquidity Max Rider	669,805	142,815

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	$511,119	$37,645
Pension Builder Plus	95,756	161,859
Pension Builder Plus – Rollover IRA	6,826	79,834
Personal Variable	71,849	79,445
Premier Variable	630,933	716,915
Principal Freedom Variable Annuity	176,744	450,821
Principal Freedom Variable Annuity 2	21,675	16,920
The Principal Variable Annuity	3,161,124	8,672,543
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,753,853	3,362,244
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	114,571	657,454

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$1,943	$466
Principal Pivot Series Variable Annuity with Liquidity Max Rider	42,258	52

MFS International Value Service Class Division:
The Principal Variable Annuity	$400,496	$238,255
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,787,490	234,159
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	82,616	54,450
Principal Pivot Series Variable Annuity	86,091	52,406
Principal Pivot Series Variable Annuity with Liquidity Max Rider	415,008	442,398

MFS New Discovery Service Class Division:
The Principal Variable Annuity	$25,771	$285,892
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	193,369	213,727
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	76	12,619
Principal Pivot Series Variable Annuity	59,003	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,037	619

MFS Utilities Service Class Division:
Principal Investment Plus Variable Annuity	$2,554,172	$2,117,255
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	304,602	406,386
Principal Pivot Series Variable Annuity	57,627	91,170
Principal Pivot Series Variable Annuity with Liquidity Max Rider	477,029	303,508

MFS Value Service Class Division:
Principal Investment Plus Variable Annuity	$1,978,309	$1,563,924
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	412,731	405,316

MidCap Class 1 Division:
Personal Variable	$274,670	$234,770
Premier Variable	1,470,989	638,556
Principal Freedom Variable Annuity	1,726,200	1,207,716
Principal Freedom Variable Annuity 2	117,107	102,076
The Principal Variable Annuity	36,659,049	31,399,179
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	26,376,481	21,535,504
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,432,634	4,987,027

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Multi-Asset Income Class 1 Division:
The Principal Variable Annuity	$89,844	$20,744
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	97,930	5,437
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,606	14,343

Multi-Asset Income Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Neuberger Berman AMT Large Cap Value Class I Division:
Principal Investment Plus Variable Annuity	$1,213,408	$996,695
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	180,235	94,276

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Principal Investment Plus Variable Annuity	$489,135	$647,703
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18,115	126,764
Principal Pivot Series Variable Annuity	2,255	255
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,269	3,343

Neuberger Berman AMT Socially Responsive Class I Division:
Principal Investment Plus Variable Annuity	$438,084	$981,787
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	84,079	284,837

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	$136,922	$213,315
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	$496,578	$1,153,554
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,855	67,430

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	52,071	692

PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	$30,700	$26,917
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,861	6,762

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	$6,533,918	$2,965,050
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,317,556	292,280
Principal Pivot Series Variable Annuity	55,118	28,665
Principal Pivot Series Variable Annuity with Liquidity Max Rider	571,305	660,465

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	$13,573	$2,412
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	295,877	352,254
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,146	4,130
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,147	7,404

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	$3,519,637	$4,878,975
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	444,874	313,990
Principal Pivot Series Variable Annuity	44,062	18,152
Principal Pivot Series Variable Annuity with Liquidity Max Rider	487,225	528,354

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	$789	$2,893
The Principal Variable Annuity	1,758,324	6,649,286
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	7,902,639	14,305,984
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	361,614	3,653,741

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	$39,902	$120,721
Principal Pivot Series Variable Annuity with Liquidity Max Rider	546,145	721,049

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	$30,371	$77,466
The Principal Variable Annuity	224,836	252,688
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,779,264	4,860,782
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	133,200	285,524

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	$252,095	$719,188
The Principal Variable Annuity	1,006,967	656,373
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	13,324,501	18,862,814
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	834,284	5,284,672

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,311	679

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	$157,873	$251,101
The Principal Variable Annuity	172,301	713,429
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	7,439,904	8,761,112
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	166,476	1,938,130

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	$14,570	$2,576
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,101	2,718

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	$45,412	$2,910
The Principal Variable Annuity	109,102	163,803
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,801,828	1,335,511
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,581	324,694

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	$1,389	$9
Principal Pivot Series Variable Annuity with Liquidity Max Rider	156,158	40,531

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	$9,272	$1,579
The Principal Variable Annuity	38,610	31,273
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,284,641	835,701
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	35,193	175,619

Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	$46,153	$456
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,998	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	$3,692	$31,853
The Principal Variable Annuity	268,356	292,766
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,523,093	2,707,350
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,715	138,195

Real Estate Securities Class 1 Division:
Premier Variable	$61,039	$35,208
Principal Freedom Variable Annuity 2	92,027	82,616
The Principal Variable Annuity	6,057,885	8,125,506
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	10,021,504	8,048,755
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,032,945	1,364,157

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$251,201	$177,498
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,934,180	608,412

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	$64,276	$3,036
Principal Pivot Series Variable Annuity with Liquidity Max Rider	269,040	28

Rydex Commodities Strategy Division:
The Principal Variable Annuity	$25,249	$31,914
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	252,844	207,708
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15,259	2,493
Principal Pivot Series Variable Annuity	89,441	1,670
Principal Pivot Series Variable Annuity with Liquidity Max Rider	32,122	4,401

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	$16,475	$97,419
Principal Pivot Series Variable Annuity with Liquidity Max Rider	171,420	124,638

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
SAM Balanced Portfolio Class 1 Division:
Premier Variable	$62,712	$1,918
Principal Freedom Variable Annuity 2	478,454	92,381
The Principal Variable Annuity	7,545,147	10,979,100
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	66,928,085	92,567,249
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,991,160	27,686,720

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$108,686	$273,016
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,827,301	1,687,642

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$292,354	$370,101
The Principal Variable Annuity	1,620,863	4,812,746
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	17,015,822	17,836,638
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	626,572	9,516,236

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$216,467	$39,531
Principal Pivot Series Variable Annuity with Liquidity Max Rider	244,233	347,377

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$161,799	$150,086
The Principal Variable Annuity	1,456,611	3,639,151
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	14,251,449	10,926,786
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,938,545	6,134,916

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$610,646	$651,994
Principal Pivot Series Variable Annuity with Liquidity Max Rider	537,310	226,489

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$412,494	$124,872
The Principal Variable Annuity	4,592,304	6,324,616
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	23,629,077	28,583,384
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,089,937	4,692,492

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$86,773	$164,559
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,342,302	1,463,916

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$62,079	$97,209
The Principal Variable Annuity	690,779	1,812,571
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	8,217,174	6,892,349
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,167,366	5,768,228

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$598,095	$495,242
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,011,923	54,544

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	$99,960	$243,019
Principal Freedom Variable Annuity 2	157,773	166,586
The Principal Variable Annuity	5,399,187	5,223,409
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	13,989,831	20,498,069
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	278,954	2,800,315

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	$265,025	$139,136
Principal Pivot Series Variable Annuity with Liquidity Max Rider	697,369	530,454

SmallCap Class 1 Division:
Premier Variable	$53,710	$99,621
Principal Freedom Variable Annuity	250,453	561,789
Principal Freedom Variable Annuity 2	78,116	26,607
The Principal Variable Annuity	4,324,612	10,879,501
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	6,174,398	10,915,567
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	951,065	2,364,347

SmallCap Class 2 Division:
Principal Pivot Series Variable Annuity	$29,796	$41,966
Principal Pivot Series Variable Annuity with Liquidity Max Rider	336,765	352,930

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	$3,255,376	$3,676,872
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	475,282	632,458

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	$3,437,458	$8,908,967
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	407,847	1,507,466

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	$27,596	$3,517
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	232,647	39,316
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,771	6,076
Principal Pivot Series Variable Annuity	37,055	27,554
Principal Pivot Series Variable Annuity with Liquidity Max Rider	72,514	217,161

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	$77,368	$121,032

The Merger Fund Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016
Division	Purchases	Sales
VanEck Global Hard Assets Class S Division:
The Principal Variable Annuity	$760,040	$442,552
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,652,022	1,189,581
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	110,379	265,209
Principal Pivot Series Variable Annuity	18,244	140,400
Principal Pivot Series Variable Annuity with Liquidity Max Rider	75,646	8,508

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	17,442	31,087	25,157	30,592
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,732	6,713	726	14,513

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	8,303	9,921	7,750	6,811
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	65,419	45,636	84,236	32,481
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	32,150	3,796	17,614	17,218

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	670	162	2,641	1

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	28,087	46,328	52,558	39,919
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18,632	16,913	4,155	27,902

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	5,780	17,623	4,682	22,734
Principal Freedom Variable Annuity 2	16	3,953	19	1,875
The Principal Variable Annuity	8,396	106,505	20,639	116,918
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	200

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	346,997	824,614	656,289	1,272,897
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,813	143,155	21,156	328,008
Principal Pivot Series Variable Annuity	300	271	2,848	1,094
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,182	253	2,923	444
The Principal Variable Annuity	25,500	10,013	6,826	102
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Century VP Mid Cap Value Class II Division:
The Principal Variable Annuity	37,011	32,032	16,836	34,501
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	134,645	68,806	98,177	22,612
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,742	3,798	17,805	6,615

American Century VP Ultra Class I Division:
The Principal Variable Annuity	12,550	51,335	34,950	48,954
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	1,874

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	219,625	401,575	228,575	622,696
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,572	87,231	10,768	184,165

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
American Century VP Value Class II Division:
The Principal Variable Annuity	20,279	112,684	34,982	135,436
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	6	2,742
Principal Pivot Series Variable Annuity	702	1,834	9,845	63
Principal Pivot Series Variable Annuity with Liquidity Max Rider	24,388	10,484	22,039	638

American Funds Insurance Series Asset Allocation Fund Class 2 Division:
The Principal Variable Annuity	14,545	83	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	41,427	56	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	27,153	374	—	—

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	2,740	69	26,797	18
Principal Pivot Series Variable Annuity with Liquidity Max Rider	15,366	44,024	56,390	4

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division:
The Principal Variable Annuity	28,088	1,498	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	97,109	1,802	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,784	907	—	—

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division:
Principal Pivot Series Variable Annuity	6,720	3,410	34,215	218
Principal Pivot Series Variable Annuity with Liquidity Max Rider	66,703	69,319	55,021	6,963

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	6,259	11,642	49,656	22,687
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	21,767	9,244	55,101	627
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,111	—	348	348

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	966	660	5,907	808
Principal Pivot Series Variable Annuity with Liquidity Max Rider	43,984	42,967	8,112	338

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	105,936	18,860	53,310	34,015
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	13,248	2,266	5,033	3,126
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,385	897	4,543	23

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	369	80	4,779	157
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,346	179	7,692	108

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	283	269	1,227	18
Principal Pivot Series Variable Annuity with Liquidity Max Rider	670	26	1,223	13

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	19,482	3,591	16,878	6,605
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	57,567	6,831	25,578	2,524
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,493	—	243	243

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	2,309	5,127	22,842	1,156
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,704	7,818	19,076	719

Balanced Class 1 Division:
Personal Variable	54,153	21,873	13,625	7,120
Premier Variable	92,728	111,097	196,903	406,436
The Principal Variable Annuity	8,372	131,466	16,707	158,034
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	1,791

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	1,454	328	6,242	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	47,443	4,707	43,154	463
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,638	285	918	—
Principal Pivot Series Variable Annuity	1	—	433	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,876	508	5,942	—

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	3,624	3,619	3,775	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	53,463	5,667	17,440	9,046
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	59	—	1,204	—
Principal Pivot Series Variable Annuity	3,179	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	92	20	547	—

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	—	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,150	5	3,041	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,222	—	3,574	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	230	—	—	—

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	3,455	3,160	3,642	1,464
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	78,034	6,033	9,302	111
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	140	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,506	2	62	1

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	—	—	340	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	34,892	1,576	7,494	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,119	—	4,388	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	229	2	615	1

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,745	17	92	—

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	935	304	407	2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13	227	678	4

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	764	3,664	6,875	301
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,977	5,278	2,034	127

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	12,857	2,321	26,045	945
Principal Pivot Series Variable Annuity with Liquidity Max Rider	14,040	8,936	25,351	4,951

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	434	58	903	1

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	2,918	2,547	5,537	102
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	10,058	5,324	7,429	135
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	42	27	828	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,113	1,145	32

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	8,517	63	105	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,323	3,576	8,265	107

Core Plus Bond Class 1 Division:
Personal Variable	10,261	6,735	7,427	13,621
Premier Variable	80,067	66,400	221,577	497,154
Principal Freedom Variable Annuity	10,961	35,852	9,070	43,355
Principal Freedom Variable Annuity 2	152	962	684	3,004
The Principal Variable Annuity	102,776	415,530	108,015	519,965
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	109	9,782
Principal Investment Plus Variable Annuity	338,218	626,680	504,168	971,570
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,035	120,311	116,305	310,944

Core Plus Bond Class 2 Division:
Principal Pivot Series Variable Annuity	15,059	2	2,033	2,033
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,331	1,112	1,948	32

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	36,339	2,053	6,957	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	77,874	42,130	13,792	267
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52	27	1,343	—
Principal Pivot Series Variable Annuity	591	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	481	30	1,172	—

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	17,404	988	1,765	2,913
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	146
Principal Investment Plus Variable Annuity	62,393	19,850	38,351	18,345
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,490	2,442	11,633	784

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	416	337	4,534	81

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	14,190	1,842	27,681	678
Principal Pivot Series Variable Annuity with Liquidity Max Rider	18,031	14,802	36,681	2,887

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	—	1,912	2,233	2,013
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	22,002	16,913	28,829	7,958
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	183	2,013	1,540	233
Principal Pivot Series Variable Annuity	3,913	363	1,746	25
Principal Pivot Series Variable Annuity with Liquidity Max Rider	640	134	9,409	267

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	8,263,800	7,469,921	9,494,507	7,370,267
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,012,413	772,115	912,151	538,171
Principal Lifetime Income Solutions	2,462	117,045	17,579	172,601
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	—	—	731	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,867,509	1,322,756	6,185,575	2,050,668
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	455,221	112,061	355,288	113,851
Principal Lifetime Income Solutions	264,639	147,671	1,059,621	217,166
Principal Pivot Series Variable Annuity	318	1,647	16,562	53
Principal Pivot Series Variable Annuity with Liquidity Max Rider	158,170	4,758	30,037	6,216

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	26,518,691	15,282,745	37,780,731	14,609,692
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,831,614	1,977,360	2,032,888	1,308,702
Principal Lifetime Income Solutions	5,276	136,479	47,710	149,441
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	4,434	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	5,608,806	1,802,600	10,403,220	2,194,361
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	550,249	193,907	941,925	114,271
Principal Lifetime Income Solutions	161,370	244,953	853,835	128,843
Principal Pivot Series Variable Annuity	1,794	240	27,434	195
Principal Pivot Series Variable Annuity with Liquidity Max Rider	20,255	4,396	3,014	100

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	7,276,849	3,584,384	6,696,554	3,914,718
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	455,787	282,816	297,469	296,616
Principal Lifetime Income Solutions	88,228	62,758	72,265	75,702

Diversified International Class 1 Division:
Personal Variable	15,048	3,487	10,729	22,894
Premier Variable	83,300	96,882	278,980	434,646
Principal Freedom Variable Annuity	3,355	18,406	13,165	18,186
Principal Freedom Variable Annuity 2	814	2,574	1,427	8,477
The Principal Variable Annuity	113,971	473,701	156,441	517,331
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	57	11,894
Principal Investment Plus Variable Annuity	134,945	355,838	306,188	366,496
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,418	52,663	22,203	152,333

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	740	333	12,529	1,496
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,217	2,771	10,056	1,013

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	3,860	2	2,124	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	35,764	34,367	2,703	113

Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	44,920	53,235	78,140	32,869
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,271	11,616	7,799	13,211

Equity Income Class 1 Division:
Premier Variable	12,479	5,832	47,744	42,235
The Principal Variable Annuity	89,931	594,489	148,701	630,153
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	8	11,205
Principal Investment Plus Variable Annuity	712,651	2,198,903	1,567,799	2,907,996
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,112	405,319	85,971	952,740

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	1,066	3,688	41,604	2,049
Principal Pivot Series Variable Annuity with Liquidity Max Rider	32,370	19,135	59,634	3,147

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	43,092	262,828	66,755	295,937
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	9,213

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	192,914	381,557	366,992	481,110
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,197	73,286	34,020	143,358
Principal Pivot Series Variable Annuity	7,486	5,800	55,974	3,509
Principal Pivot Series Variable Annuity with Liquidity Max Rider	33,287	22,231	68,592	7,592

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	35,800	213,641	55,428	249,363
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	8	8,914
Principal Investment Plus Variable Annuity	66,862	124,384	105,690	111,332
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,902	37,550	10,889	42,810

Fidelity VIP Government Money Market Initial Class Division:
Pension Builder Plus	78,468	2,209	—	—
Personal Variable	683,911	260,713	—	—
Premier Variable	4,241,914	256,973	—	—
Principal Freedom Variable Annuity	154,244	17,100	—	—
Principal Freedom Variable Annuity 2	23,100	980	—	—
The Principal Variable Annuity	2,440,290	637,753	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	4,220,982	1,998,001	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	450,041	292,568	—	—
Principal Lifetime Income Solutions	—	—	—	—

Fidelity VIP Government Money Market Service Class Division:
Principal Pivot Series Variable Annuity	100,821	75,589	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	611,556	245,497	—	—

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	48,024	186,515	52,037	169,961
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	1,958

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	66,703	102,611	123,289	82,826
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,350	22,288	20,090	61,182

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	42,103	—	—	—

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	123,721	114,933	144,998	94,522
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,314	26,905	19,842	27,794
Principal Pivot Series Variable Annuity	6,810	18,625	50,751	5,673
Principal Pivot Series Variable Annuity with Liquidity Max Rider	39,801	31,559	39,687	5,341

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	1,076	6,078	19,243	9,862
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	275,188	393,376	335,832	575,353
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,544	96,330	14,631	224,493
Principal Pivot Series Variable Annuity	63	317	6,375	323
Principal Pivot Series Variable Annuity with Liquidity Max Rider	44,836	42,517	6,476	499

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	2,887	3,153	6,577	3,038
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	13,912	984	6,372	231
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,489	1,137	537	—
Principal Pivot Series Variable Annuity	596	2,598	19,101	573
Principal Pivot Series Variable Annuity with Liquidity Max Rider	821	1,000	17,554	1,950

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	21,520	3,057	16,314	524
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,210	7,713	27,287	2,131

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	20,092	5,298	6,006	4,167
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	315
Principal Investment Plus Variable Annuity	71,669	30,817	25,632	34,621
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,842	3,569	11,377	4,431

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	1,197	2,481	5,064	2,999
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	50,881	133,571	114,397	139,669
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,517	26,959	9,491	67,432

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	1,979	2,412	14,781	1,261
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,326	15,315	37,079	1,024

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	66	1,372	1,306	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	2,441	1,535	6,449	6,813
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	28,531	54,152	47,942	65,122
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,117	10,702	1,513	15,255

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	361	252	4,655	362
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,166	24,787	5,709	7

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	—	1,778	—	5,128
Pension Builder Plus – Rollover IRA	—	6,830	—	38
Personal Variable	10,484	6,620	6,792	19,822
Premier Variable	385,969	255,614	486,722	610,326
Principal Freedom Variable Annuity	17,913	33,486	15,848	26,355
Principal Freedom Variable Annuity 2	197	2,329	432	3,338
The Principal Variable Annuity	262,238	999,152	273,217	1,028,584
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	30	15,037
Principal Investment Plus Variable Annuity	658,981	868,090	584,541	1,146,774
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25,418	100,310	38,280	239,437

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	26,832	4,854	83,509	4,280
Principal Pivot Series Variable Annuity with Liquidity Max Rider	55,167	43,809	20,100	1,712

Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	12,947	8,438	20,139	1,855
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	74,896	9,890	59,429	8,077
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,396	46	12,346	10,348
Principal Pivot Series Variable Annuity	589	179	6,561	3,806
Principal Pivot Series Variable Annuity with Liquidity Max Rider	115	756	5,574	378

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	1,068	—	862	862
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,887	482	487	6
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,107	—	—	—
Principal Pivot Series Variable Annuity	1,526	2,137	6,475	208
Principal Pivot Series Variable Annuity with Liquidity Max Rider	173	2,088	2,368	154

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	1,523	5,307	5,945	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,267	2,666	2,336	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30	11	331	—
Principal Pivot Series Variable Annuity	285	114	631	629
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,426	2,402	5,313	580

Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	1,421	15	1,618	1,087
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	35,447	2,564	2,070	53
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,991	161	—	—
Principal Pivot Series Variable Annuity	138	4	574	311
Principal Pivot Series Variable Annuity with Liquidity Max Rider	470	816	5,055	34

Income Class 1 Division:
The Principal Variable Annuity	61,444	2,481	7,516	106
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	332,853	47,243	52,288	1,338
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	57,647	261	1,615	—

Income Class 2 Division:
Principal Pivot Series Variable Annuity	10,770	—	1,099	1,099
Principal Pivot Series Variable Annuity with Liquidity Max Rider	70,025	38,392	1,783	—

International Emerging Markets Class 1 Division:
Premier Variable	23,109	10,967	17,999	11,836
The Principal Variable Annuity	46,985	130,460	75,652	159,354
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	25	8,006
Principal Investment Plus Variable Annuity	147,343	212,043	228,920	211,714
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,408	42,590	17,065	96,747

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	2,696	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,054	255	4,257	1

Invesco American Franchise Series I Division:
The Principal Variable Annuity	15,513	51,019	20,333	46,476
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	1,235

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	3,188	1,856	2,510	20
Principal Pivot Series Variable Annuity with Liquidity Max Rider	543	2,597	17,668	26

Invesco Core Equity Series I Division:
The Principal Variable Annuity	17,918	174,924	49,263	197,601
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	667

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	31,729	134,109	97,008	118,446
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	3,007
Principal Investment Plus Variable Annuity	27,690	107	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,073	257	—	—

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	3,654	11,198	24,982	1,823
Principal Pivot Series Variable Annuity with Liquidity Max Rider	65,672	52,354	57,993	10,476

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	108,208	146,521	187,755	170,789
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,702	21,213	20,123	25,486

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	10,410	2,151	22,651	994
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,557	10,147	21,853	437

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	8,655	43,120	31,706	25,264
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	3,502

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	5,143	23,277	16,236	33,481
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	993
Principal Investment Plus Variable Annuity	21,971	47,919	37,768	46,185
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,238	5,891	7,867	17,320

Invesco Technology Series I Division:
The Principal Variable Annuity	28,113	101,139	39,034	90,954
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	2,544

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	41,599	72,286	54,836	60,434
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,796	12,325	9,942	26,185

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	33,170	94,896	30,129	87,883
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	4,610

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	20,776	1,631	26,635	652
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,999	19,992	48,154	1,012
The Principal Variable Annuity	30,427	601	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	83,524	2,445	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—

LargeCap Growth Class 1 Division:
Personal Variable	31,139	58,336	19,212	21,586
Premier Variable	291,457	412,114	803,054	965,194
The Principal Variable Annuity	19,296	172,918	29,166	141,736
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	2,602
Principal Investment Plus Variable Annuity	51,654	75,658	61,301	96,908
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,807	25,815	7,158	34,244

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	1,948	4,114	26,869	4,827
Principal Pivot Series Variable Annuity with Liquidity Max Rider	35,392	44,061	19,771	129

LargeCap Growth I Class 1 Division:
Premier Variable	17,072	19,950	50,233	636
Principal Freedom Variable Annuity	7,284	18,524	7,964	6,016
Principal Freedom Variable Annuity 2	7	3,901	—	1,338
The Principal Variable Annuity	32,804	205,083	38,031	213,177
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	40	2,018
Principal Investment Plus Variable Annuity	43,948	52,025	55,301	49,494
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,372	8,135	3,694	16,340

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	—	37,961	37,961	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	42,557	40,953	11,182	4

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	45,084	3,588	99,436	25,693
Principal Freedom Variable Annuity	4,381	50,215	4,135	56,356
Principal Freedom Variable Annuity 2	206	935	207	3,079
The Principal Variable Annuity	98,035	424,324	135,539	543,461
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	131	10,926
Principal Investment Plus Variable Annuity	363,903	478,073	567,611	606,694
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	54,647	67,926	52,920	169,544

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	7,455	1,659	3,292	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	64,237	13,343	12,553	190

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	7,271	592	—	264
Pension Builder Plus	6	14,422	—	13,155
Pension Builder Plus – Rollover IRA	144	6,503	—	3,049
Personal Variable	10,823	15,431	5,748	4,146
Premier Variable	76,735	139,460	172,805	415,958
Principal Freedom Variable Annuity	3,043	25,374	4,200	13,563
Principal Freedom Variable Annuity 2	142	839	3,594	1,393
The Principal Variable Annuity	22,059	208,218	31,000	204,380
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	790
Principal Investment Plus Variable Annuity	52,471	83,236	78,092	94,938
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,183	16,276	8,630	41,391

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	194	27	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,219	3	1,084	1

MFS International Value Service Class Division:
The Principal Variable Annuity	39,311	23,616	42,764	732
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	178,650	22,603	66,113	6,522
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,257	5,256	4,588	367
Principal Pivot Series Variable Annuity	7,798	4,714	25,590	1,411
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,591	39,794	28,147	4,309

MFS New Discovery Service Class Division:
The Principal Variable Annuity	1,471	28,263	32,054	10,128
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	539
Principal Investment Plus Variable Annuity	15,361	20,765	29,354	19,933
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6	1,226	432	378
Principal Pivot Series Variable Annuity	5,906	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	304	6	2,407	108

MFS Utilities Service Class Division:
Principal Investment Plus Variable Annuity	96,288	98,984	122,134	95,192
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,483	18,999	11,636	36,358
Principal Pivot Series Variable Annuity	5,629	9,832	19,468	3,234
Principal Pivot Series Variable Annuity with Liquidity Max Rider	46,598	32,731	66,242	8,846

MFS Value Service Class Division:
Principal Investment Plus Variable Annuity	69,655	67,397	42,013	33,338
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,532	17,467	7,253	10,561

MidCap Class 1 Division:
Personal Variable	8,407	23,480	6,106	12,477
Premier Variable	46,626	67,000	167,449	291,062
Principal Freedom Variable Annuity	4,245	24,656	2,806	18,262
Principal Freedom Variable Annuity 2	148	3,905	2,145	1,509
The Principal Variable Annuity	41,290	343,198	71,681	370,527
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	8,406
Principal Investment Plus Variable Annuity	95,149	245,582	167,760	361,944
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,168	56,870	9,416	112,232

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Multi-Asset Income Class 1 Division:
The Principal Variable Annuity	8,668	1,977	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	9,405	514	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,171	1,356	—	—

Multi-Asset Income Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Neuberger Berman AMT Large Cap Value Class I Division:
Principal Investment Plus Variable Annuity	45,760	51,814	31,057	47,441
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,797	4,901	574	15,696

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Principal Investment Plus Variable Annuity	38,316	65,310	266,732	6,726
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,419	12,782	27,133	5,418
Principal Pivot Series Variable Annuity	200	23	3,057	1,188
Principal Pivot Series Variable Annuity with Liquidity Max Rider	733	300	2,877	1

Neuberger Berman AMT Socially Responsive Class I Division:
Principal Investment Plus Variable Annuity	13,474	45,250	36,017	60,788
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,586	13,128	1,356	20,387

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	9,521	16,591	16,684	20,682
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	140

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	28,866	80,422	37,934	68,857
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,968	4,701	3,552	16,416

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	—	—	623	623
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,461	55	—	—

PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	3,761	3,431	361	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	228	862	1,377	—

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	405,066	194,187	237,417	242,802
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	81,681	19,142	14,468	55,392
Principal Pivot Series Variable Annuity	5,141	2,730	34,398	567
Principal Pivot Series Variable Annuity with Liquidity Max Rider	53,288	62,901	47,438	4,648

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	1,363	237	268	101
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	29,618	35,393	33,935	46
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	415	415	468	468
Principal Pivot Series Variable Annuity	—	—	1,148	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	788	714	1,335	9

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	240,194	357,901	267,536	402,644
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,360	23,033	17,794	69,753
Principal Pivot Series Variable Annuity	4,204	1,730	26,083	305
Principal Pivot Series Variable Annuity with Liquidity Max Rider	46,486	50,359	25,132	1,474

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	—	155	—	231
The Principal Variable Annuity	114,828	627,737	4,133,710	468,203
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	396,209	822,993	4,547,487	891,554
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18,130	210,192	497,358	296,531

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	3,814	11,222	12,615	2,001
Principal Pivot Series Variable Annuity with Liquidity Max Rider	52,204	67,028	33,406	1,753

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	—	4,950	180	28,771
The Principal Variable Annuity	11,838	15,128	5,860	24,966
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	142,427	299,453	136,296	349,184
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,826	17,590	11,823	49,220

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	1,382	47,082	6,548	26,773
The Principal Variable Annuity	46,179	36,086	11,042	42,948
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	489,804	1,082,700	781,583	1,555,686
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,668	303,333	33,436	607,497

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	49	51	1,656	2

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	948	15,669	349	26,597
The Principal Variable Annuity	5,311	42,736	23,426	27,675
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	240,257	490,056	389,686	433,395
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,376	108,410	23,897	117,152

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	1,480	237	53	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,699	250	1,809	105

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	1,910	—	340	5,188
The Principal Variable Annuity	3,873	8,973	17,646	2,860
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	66,411	69,187	62,244	82,168
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	906	16,821	6,295	24,925

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	146	1	53	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	16,416	4,109	—	—

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	—	—	—	—
The Principal Variable Annuity	1,452	1,650	450	6,677
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	47,636	43,489	128,410	72,910
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,305	9,139	2,396	24,069

Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	4,648	4	2,735	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,309	—	—	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	—	2,388	—	47,874
The Principal Variable Annuity	14,637	18,626	18,939	85,663
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	3,678
Principal Investment Plus Variable Annuity	83,956	179,177	86,253	232,187
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	756	9,146	1,726	48,062

Real Estate Securities Class 1 Division:
Premier Variable	6,391	6,432	25,484	24,229
Principal Freedom Variable Annuity 2	3,376	4,104	403	1,853
The Principal Variable Annuity	36,965	137,582	63,123	209,269
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	4,884
Principal Investment Plus Variable Annuity	118,198	138,831	165,065	154,093
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,183	23,530	22,643	54,328

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	18,816	13,996	70,612	9,987
Principal Pivot Series Variable Annuity with Liquidity Max Rider	219,783	47,974	81,042	9,311

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	6,610	108	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	27,667	1	—	—

Rydex Commodities Strategy Division:
The Principal Variable Annuity	3,643	4,742	3,445	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	39,735	31,333	6,475	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,398	376	—	—
Principal Pivot Series Variable Annuity	18,430	315	715	176
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,619	830	729	22

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	1,037	8,801	15,954	528
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,790	11,260	37,901	3,962

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
SAM Balanced Portfolio Class 1 Division:
Premier Variable	12,765	34	79,716	21,550
Principal Freedom Variable Annuity 2	20,978	4,930	28,642	14,131
The Principal Variable Annuity	212,279	734,294	395,823	817,568
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	28,845
Principal Investment Plus Variable Annuity	2,143,490	6,280,153	2,439,123	6,402,911
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	255,931	1,878,384	182,763	1,220,264

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	8,888	26,179	267,622	113,523
Principal Pivot Series Variable Annuity with Liquidity Max Rider	149,431	161,825	190,866	24,709

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	16,370	25,320	6	18,501
The Principal Variable Annuity	46,534	328,765	188,290	228,842
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	672,761	1,224,411	811,810	1,571,495
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,773	653,250	172,623	393,531

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	12,902	3,514	142,416	6,328
Principal Pivot Series Variable Annuity with Liquidity Max Rider	14,557	30,878	130,989	16,407

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	4,326	9,461	5,531	14,592
The Principal Variable Annuity	48,097	259,267	175,951	213,986
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	7,437	15,233
Principal Investment Plus Variable Annuity	710,025	760,203	980,464	649,537
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	146,402	426,821	148,746	299,012

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	42,725	60,418	436,837	16,109
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,594	20,988	110,920	10,910

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	21,411	7,425	10,096	4,648
The Principal Variable Annuity	220,248	427,537	234,373	488,748
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	5,213
Principal Investment Plus Variable Annuity	1,226,386	1,941,846	1,460,756	1,698,660
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	108,471	318,790	106,006	326,712

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	7,411	15,875	333,199	200,163
Principal Pivot Series Variable Annuity with Liquidity Max Rider	114,641	141,225	306,554	27,334

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	—	6,166	—	1,040
The Principal Variable Annuity	11,549	125,731	30,708	102,402
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	721
Principal Investment Plus Variable Annuity	400,822	497,698	742,229	440,904
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	105,721	416,525	225,096	240,105

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	56,013	49,094	142,153	67,444
Principal Pivot Series Variable Annuity with Liquidity Max Rider	94,769	5,407	36,797	4,628

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	5,808	19,195	4,057	14,420
Principal Freedom Variable Annuity 2	13,026	13,824	39	1,204
The Principal Variable Annuity	430,763	429,094	165,988	381,773
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	29	2,938
Principal Investment Plus Variable Annuity	1,052,170	1,679,467	1,335,934	2,523,047
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,980	229,438	66,591	594,295

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	25,727	13,538	78,588	47,077
Principal Pivot Series Variable Annuity with Liquidity Max Rider	67,696	51,613	38,730	1,595

SmallCap Class 1 Division:
Premier Variable	12,969	46,675	396,841	201,098
Principal Freedom Variable Annuity	2,983	19,674	42,485	17,349
Principal Freedom Variable Annuity 2	3,422	1,457	14,645	908
The Principal Variable Annuity	80,614	491,186	2,228,528	409,647
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	3,009	4,680
Principal Investment Plus Variable Annuity	218,608	509,263	2,419,963	375,559
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,673	110,308	301,474	127,904

SmallCap Class 2 Division:
Principal Pivot Series Variable Annuity	2,999	4,304	68,595	2,658
Principal Pivot Series Variable Annuity with Liquidity Max Rider	33,896	36,196	22,555	2,515

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	144,864	153,404	261,608	124,937
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,150	26,387	37,457	40,109

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	74,599	195,913	240,103	171,933
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,851	33,150	29,498	58,052

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	3,046	317	3,394	17
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	25,436	3,798	34,015	9,058
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	303	587	1,013	—
Principal Pivot Series Variable Annuity	4,110	2,968	35,444	1,114
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,043	23,392	46,164	771

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	1,443	5,722	2,385	3,455

The Merger Fund Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
VanEck Global Hard Assets Class S Division:
The Principal Variable Annuity	75,846	41,976	33,413	38,684
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	168
Principal Investment Plus Variable Annuity	166,476	114,370	137,504	98,416
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,123	25,498	37,141	28,241
Principal Pivot Series Variable Annuity	2,950	20,117	28,794	604
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,232	1,219	3,828	916

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2016, 2015, 2014, 2013 and 2012 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio

AllianceBernstein Small Cap Growth Class A Division:
2016	156	$26.35 to $24.47	$4,082	–%	1.40% to 2.00%	4.98% to 4.35%
2015	175	$25.10 to $23.45	$4,350	–%	1.40% to 2.00%	(2.64)% to (3.18)%
2014	194	$25.78 to $24.22	$4,945	–%	1.40% to 2.00%	(3.16)% to (3.77)%
2013	236	$26.62 to $25.17	$6,183	–%	1.40% to 2.00%	43.74% to 42.93%
2012	227	$18.52 to $17.61	$4,148	–%	1.25% to 1.85%	13.62% to 12.88%

AllianceBernstein Small/Mid Cap Value Class A Division:
2016	290	$14.12 to $13.77	$4,055	0.59%	1.30% to 2.00%	23.43% to 22.62%
2015	243	$11.44 to $11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)% to (7.34)%
2014	190	$12.26 to $12.12	$2,320	0.76%	1.30% to 2.00%	7.83% to 7.07%
2013 (6)	95	$11.37 to $11.32	$1,075	0.35%	1.30% to 2.00%	13.25% to 12.75%

Alps/Red Rocks Listed Private Equity Class III Division:
2016	3	$9.59 to $9.55	$30	0.83%	1.15% to 1.40%	6.79% to 6.47%
2015 (12)	3	$8.98 to $8.97	$24	0.22%	1.15% to 1.40%	(10.02)% to (10.12)%

American Century VP Capital Appreciation Class I Division:
2016	214	$11.05 to $10.87	$2,357	–%	1.40% to 2.00%	1.84% to 1.21%
2015	230	$10.85 to $10.74	$2,496	–%	1.40% to 2.00%	0.46% to (0.09)%
2014 (8)	241	$10.80 to $10.75	$2,604	–%	1.40% to 2.00%	9.87% to 9.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Century VP Income & Growth Class I Division:
2016	585	$19.40 to $16.64	$10,859	2.37%	0.85% to 1.90%	12.53% to 11.38%
2015	699	$17.24 to $14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)% to (7.43)%
2014	816	$18.42 to $16.14	$14,436	2.03%	0.85% to 1.90%	11.50% to 10.40%
2013	942	$16.52 to $14.62	$14,985	2.19%	0.85% to 1.90%	34.75% to 33.27%
2012	1,079	$12.26 to $10.97	$12,745	2.07%	0.85% to 1.85%	13.73% to 12.63%

American Century VP Inflation Protection Class II Division:
2016	3,502	$9.89 to $12.05	$45,285	1.86%	1.15% to 2.00%	3.24% to 2.29%
2015	4,091	$9.58 to $11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)% to (4.38)%
2014	5,003	$9.94 to $12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)% to (1.23)%
2013	6,186	$12.87 to $12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)% to (10.18)%
2012	6,324	$14.25 to $13.55	$89,160	2.43%	1.25% to 1.85%	6.03% to 5.37%

American Century VP Mid Cap Value Class II Division:
2016	427	$22.54 to $21.59	$9,556	1.54%	1.30% to 2.00%	21.12% to 20.28%
2015	349	$18.61 to $17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)% to (3.49)%
2014	280	$19.15 to $18.60	$5,329	1.02%	1.30% to 2.00%	14.74% to 13.90%
2013	229	$16.69 to $16.33	$3,815	1.05%	1.30% to 2.00%	28.29% to 27.48%
2012	200	$13.01 to $12.81	$2,592	1.87%	1.25% to 1.85%	14.73% to 14.07%

American Century VP Ultra Class I Division:
2016	181	$16.97 to $15.45	$3,072	0.36%	1.30% to 1.90%	3.10% to 2.45%
2015	220	$16.46 to $15.08	$3,618	0.45%	1.30% to 1.90%	4.91% to 4.29%
2014	236	$15.69 to $14.46	$3,696	0.39%	1.30% to 1.90%	8.58% to 7.91%
2013	284	$14.45 to $13.40	$4,100	0.56%	1.30% to 1.90%	35.30% to 34.54%
2012	350	$10.68 to $9.96	$3,716	–%	1.25% to 1.85%	12.54% to 11.78%

American Century VP Ultra Class II Division:
2016	1,620	$19.85 to $18.43	$32,114	0.20%	1.40% to 2.00%	2.90% to 2.28%
2015	1,882	$19.29 to $18.02	$36,158	0.32%	1.40% to 2.00%	4.55% to 3.92%
2014	2,449	$18.45 to $17.34	$44,865	0.24%	1.40% to 2.00%	8.27% to 7.70%
2013	3,228	$17.04 to $16.10	$54,398	0.43%	1.40% to 2.00%	35.13% to 34.28%
2012	4,445	$12.61 to $11.99	$55,372	–%	1.25% to 1.85%	12.39% to 11.74%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Century VP Value Class II Division:
2016	707	$11.45 to $21.90	$16,312	1.57%	1.15% to 1.90%	18.90% to 18.00%
2015	787	$9.63 to $18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)% to (5.79)%
2014	859	$10.15 to $19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)% to 10.74%
2013	1,035	$19.07 to $17.79	$19,713	1.49%	1.30% to 1.90%	29.82% to 29.10%
2012	1,294	$14.69 to $13.78	$18,873	1.75%	1.25% to 1.85%	13.09% to 12.40%

American Funds Insurance Series Asset Allocation Fund Class 2 Division:
2016 (14)	83	$10.65 to $10.61	$878	4.92%	1.30% to 2.00%	6.50% to 6.10%

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
2016	57	$10.48 to $10.43	$598	1.31%	1.15% to 1.40%	7.93% to 7.64%
2015 (12)	83	$9.71 to $9.69	$806	7.44%	1.15% to 1.40%	(2.90)% to (3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division:
2016 (14)	152	$11.19 to $11.14	$1,696	5.19%	1.30% to 2.00%	12.01% to 11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division:
2016	93	$11.46 to $11.40	$1,061	1.84%	1.15% to 1.40%	17.06% to 16.92%
2015	92	$9.79 to $9.75	$900	2.51%	1.15% to 1.40%	(4.30)% to (4.60)%
2014 (10)	10	$10.23 to $10.22	$104	6.39%	1.15% to 1.40%	(1.54)% to (1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
2016	106	$10.21 to $8.71	$976	0.27%	1.30% to 2.00%	0.79% to 0.00%
2015	91	$10.13 to $8.71	$844	–%	1.30% to 2.00%	(0.98)% to (13.42)%
2014 (9)	9	$10.23 to $10.20	$96	0.28%	1.30% to 1.90%	1.39% to 1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
2016	15	$9.81 to $9.76	$147	0.05%	1.15% to 1.40%	0.62% to 0.51%
2015	14	$9.75 to $9.71	$133	–%	1.15% to 1.40%	(1.12)% to (1.42)%
2014 (10)	1	$9.86 to $9.85	$8	0.15%	1.15% to 1.40%	0.20% to 0.10%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Funds Insurance Series High-Income Bond Class 2Division:
2016	128	$10.30 to $10.14	$1,320	9.72%	1.30% to 1.90%	16.12% to 15.49%
2015	41	$8.87 to $8.78	$364	6.87%	1.30% to 1.90%	(8.46)% to (9.02)%
2014 (9)	22	$9.69 to $9.65	$211	10.12%	1.30% to 1.90%	(3.20)% to (3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
2016	27	$10.28 to $10.22	$276	1.31%	1.15% to 1.40%	6.09% to 5.80%
2015	6	$9.69 to $9.66	$62	1.57%	1.15% to 1.40%	(2.22)% to (2.42)%
2014 (10)	–	$9.91 to 9.90	$–	–%	1.15% to 1.40%	(1.10)% to (1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
2016	17	$9.87 to $9.81	$165	0.19%	1.15% to 1.40%	1.33% to 1.03%
2015	15	$9.74 to $9.71	$148	–%	1.15% to 1.40%	(0.41)% to (0.72)%
2014 (10)	3	$9.78	$30	–%	1.15% to 1.40%	(1.61)% to (1.51)%

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
2016	5	$8.36 to $8.31	$41	0.92%	1.15% to 1.40%	(4.13)% to (4.37)%
2015	4	$8.72 to $8.69	$38	0.02%	1.15% to 1.40%	(7.53)% to (7.85)%
2014 (10)	2	$9.43	$18	–%	1.15% to 1.40%	(3.870)%

American Funds Insurance Series New World Fund Class 2 Division:
2016	130	$9.03 to $9.18	$1,195	1.17%	1.30% to 2.00%	3.91% to 3.26%
2015	50	$8.69 to $8.89	$441	0.67%	1.30% to 2.00%	(4.40)% to (10.83)%
2014 (9)	17	$9.09 to $9.06	$152	2.00%	1.30% to 1.90%	(9.55)% to (9.85)%

American Funds Insurance Series New World Fund Class 4 Division:
2016	37	$8.93 to $8.88	$329	0.54%	1.15% to 1.40%	3.84% to 3.62%
2015	46	$8.60 to $8.57	$394	0.63%	1.15% to 1.40%	(4.44)% to (4.78)%
2014 (10)	6	$9.00	$52	7.63%	1.15% to 1.40%	(7.22)% to (7.12)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Balanced Class 1 Division:
2016	1,712	$3.47 to $26.77	$27,697	1.96%	0.40% to 1.90%	5.24% to 3.72%
2015	1,821	$3.30 to $25.81	$29,965	1.77%	0.48% to 1.90%	0.00% to (1.49)%
2014	2,167	$3.30 to $26.20	$34,954	1.72%	0.42% to 1.90%	8.36% to 6.76%
2013	2,369	$3.05 to $24.54	$36,507	1.78%	0.42% to 1.90%	18.98% to 17.30%
2012	2,633	$2.46 to $20.92	$35,867	2.04%	0.42% to 1.85%	12.33% to 10.92%

BlackRock Global Allocation Class III Division:
2016	105	$9.55 to $9.42	$996	1.36%	1.15% to 2.00%	2.69% to 1.84%
2015 (12)	56	$9.30 to $9.25	$522	1.85%	1.15% to 2.00%	(7.00)% to (7.50)%

BlackRock iShares Alternative Strategies Class III Division:
2016	65	$9.76 to $9.63	$632	5.30%	1.15% to 2.00%	5.06% to 4.22%
2015 (12)	14	$9.29 to $9.24	$129	8.05%	1.15% to 2.00%	(6.82)% to (7.32)%

BlackRock iShares Dynamic Allocation Class III Division:
2016	11	$9.60 to $9.47	$107	2.28%	1.15% to 2.00%	4.92% to 4.07%
2015 (12)	7	$9.15 to $9.10	$60	6.90%	1.15% to 2.00%	(8.32)% to (8.82)%

BlackRock iShares Dynamic Fixed Income Class III Division:
2016	88	$9.91 to $9.78	$872	2.37%	1.15% to 2.00%	2.16% to 1.35%
2015 (12)	11	$9.70 to $9.65	$111	5.79%	1.15% to 2.00%	(2.71)% to (3.21)%

BlackRock iShares Equity Appreciation Class III Division:
2016	53	$9.34 to $9.22	$497	2.22%	1.15% to 2.00%	7.73% to 6.96%
2015 (12)	13	$8.67 to $8.62	$111	6.14%	1.15% to 2.00%	(13.21)% to (13.71)%

BlackRock Value Opportunities Class III Division:
2016	3	$10.98 to $10.94	$31	0.94%	1.15% to 1.40%	22.00% to 21.69%
2015 (12)	–	$9.00 to $8.99	$1	0.94%	1.15% to 1.40%	(10.89)% to (10.99)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Calvert EAFE International Index Class F Division:
2016	2	$8.90 to $8.85	$19	4.06%	1.15% to 1.40%	(0.89)% to (1.12)%
2015	2	$8.98 to $8.95	$15	0.04%	1.15% to 1.40%	(2.92)% to (3.24)%
2014 (10)	1	$9.25	$5	26.28%	1.15% to 1.40%	(4.05)% to (3.95)%

Calvert Russell 2000 Small Cap Index Class F Division:
2016	13	$11.69 to $11.62	$155	0.52%	1.15% to 1.40%	19.29% to 18.94%
2015	11	$9.80 to $9.77	$103	–%	1.15% to 1.40%	(6.49)% to (6.69)%
2014 (10)	2	$10.48 to $10.47	$21	2.65%	1.15% to 1.40%	1.45% to 1.36%

Calvert S&P MidCap 400 Index Class F Division:
2016	65	$11.64 to $11.58	$751	0.66%	1.15% to 1.40%	18.53% to 18.28%
2015	49	$9.82 to $9.79	$480	–%	1.15% to 1.40%	(4.01)% to (4.21)%
2014 (10)	3	$10.23 to $10.22	$36	5.13%	1.15% to 1.40%	(0.100)%

ClearBridge Small Cap Growth Series II Division:
2016	1	$9.89 to $9.85	$13	–%	1.15% to 1.40%	4.32% to 4.01%
2015 (12)	1	$9.48 to $9.47	$9	–%	1.15% to 1.40%	(6.51)% to (6.61)%

Columbia Limited Duration Credit Class 2 Division:
2016	19	$9.97 to $9.83	$185	2.33%	1.15% to 2.00%	4.07% to 3.26%
2015 (12)	15	$9.58 to $9.52	$140	–%	1.15% to 2.00%	(4.20)% to (4.80)%

Columbia Small Cap Value Class 2 Division:
2016	20	$11.94 to $11.90	$244	0.26%	1.15% to 1.40%	31.21% to 30.91%
2015 (12)	8	$9.10 to $9.09	$75	0.73%	1.15% to 1.40%	(9.90)% to (9.91)%

Core Plus Bond Class 1 Division:
2016 (15)	6,529	$2.91 to $21.72	$138,244	3.07%	0.43% to 2.00%	3.65% to 2.02%
2015	7,246	$2.81 to $21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)% to (2.47)%
2014	8,648	$2.83 to $21.83	$180,940	3.11%	0.44% to 2.00%	4.79% to 3.17%
2013	9,961	$2.70 to $21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)% to (2.76)%
2012	11,477	$2.63 to $21.76	$236,260	3.77%	0.41% to 1.85%	6.86% to 5.58%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Core Plus Bond Class 2 Division:
2016 (16)	22	$9.99 to $9.95	$221	0.90%	1.15% to 1.40%	2.67% to 2.37%
2015 (12)	2	$9.73 to $9.72	$19	6.38%	1.15% to 1.40%	(2.31)% to (2.41)%

Delaware Limited Term Diversified Income Service Class Division:
2016	94	$9.93 to $9.80	$931	1.35%	1.15% to 2.00%	0.51% to (0.20)%
2015 (12)	23	$9.88 to $9.82	$227	1.11%	1.15% to 2.00%	(1.00)% to (1.60)%

Delaware Small Cap Value Service Class Division:
2016	160	$14.20 to $13.84	$2,248	0.64%	1.30% to 2.00%	29.44% to 28.51%
2015	93	$10.97 to $10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)% to (8.34)%
2014	63	$11.88 to $11.75	$746	0.29%	1.30% to 2.00%	4.21% to 3.52%
2013 (6)	23	$11.40 to $11.35	$262	–%	1.30% to 2.00%	13.66% to 13.16%

Deutsche Alternative Asset Allocation Class B Division:
2016	5	$9.42 to $9.37	$42	1.90%	1.15% to 1.40%	3.74% to 3.54%
2015	4	$9.08 to $9.05	$40	–%	1.15% to 1.40%	(7.63)% to (7.84)%
2014 (10)	–	$9.83 to $9.82	$–	–%	1.15% to 1.40%	(1.60)% to (1.70)%

Deutsche Equity 500 Index Class B2 Division:
2016	82	$11.22 to $11.16	$919	1.49%	1.15% to 1.40%	9.89% to 9.63%
2015	67	$10.21 to $10.18	$678	1.24%	1.15% to 1.40%	(0.39)% to (0.59)%
2014 (10)	6	$10.25 to $10.24	$59	–%	1.15% to 1.40%	(0.490)%

Deutsche Small Mid Cap Value Class B Division:
2016	91	$11.23 to $12.78	$1,157	0.22%	1.15% to 2.00%	15.18% to 14.11%
2015	85	$9.75 to $11.20	$953	–%	1.15% to 2.00%	(3.37)% to (4.11)%
2014	52	$10.09 to $11.68	$615	0.40%	1.15% to 2.00%	(0.69)% to 3.00%
2013 (6)	13	$11.39 to $11.34	$146	–%	1.30% to 2.00%	13.56% to 13.06%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Diversified Balanced Class 2 Division:
2016	74,396	$14.83 to $14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40% to 4.79%
2015	73,477	$14.07 to $13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)% to (1.88)%
2014	71,134	$14.25 to $13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95% to 5.33%
2013	63,792	$13.45 to $13.13	$856,504	0.33%	1.40% to 2.00%	11.43% to 10.80%
2012	48,279	$12.07 to $11.85	$581,720	0.96%	1.25% to 1.85%	8.35% to 7.73%

Diversified Balanced Managed Volatility Class 2 Division:
2016	15,384	$10.57 to $10.78	$168,723	0.69%	1.15% to 2.00%	5.17% to 4.26%
2015	13,227	$10.05 to $10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)% to (1.90)%
2014	7,967	$10.16 to $10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)% to 4.77%
2013 (7)	87	$10.07 to $10.06	$877	–%	1.40% to 2.00%	0.90% to 0.80%

Diversified Growth Class 2 Division:
2016	224,677	$16.02 to $15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66% to 6.00%
2015	213,718	$15.02 to $14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)% to (1.83)%
2014	189,924	$15.20 to $14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29% to 5.73%
2013	154,283	$14.30 to $13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45% to 15.75%
2012	99,357	$12.28 to $12.06	$1,218,656	0.85%	1.25% to 1.85%	10.23% to 9.54%

Diversified Growth Managed Volatility Class 2 Division:
2016	28,091	$10.67 to $10.97	$313,613	0.60%	1.15% to 2.00%	6.38% to 5.38%
2015	23,991	$10.03 to $10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)% to (1.89)%
2014	14,199	$10.14 to $10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)% to 4.95%
2013 (7)	393	$10.12 to $10.11	$3,979	–%	1.40% to 2.00%	1.40% to 1.30%

Diversified Income Class 2 Division:
2016	20,962	$12.13 to $11.80	$254,023	1.00%	1.40% to 2.00%	4.03% to 3.42%
2015	17,071	$11.66 to $11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)% to (1.81)%
2014	14,292	$11.80 to $11.62	$168,519	0.56%	1.40% to 2.00%	5.36% to 4.78%
2013	10,017	$11.20 to $11.09	$112,081	0.11%	1.40% to 2.00%	6.77% to 6.12%
2012 (5)	5,225	$10.49 to $10.45	$54,791	–%	1.25% to 1.85%	4.38% to 3.98%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Diversified International Class 1 Division:
2016	5,292	$3.17 to $23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)% to (1.60)%
2015	5,938	$3.17 to $24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)% to (2.33)%
2014	6,681	$3.20 to $24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)% to (5.14)%
2013	7,605	$3.32 to $26.27	$183,015	2.83%	0.42% to 2.00%	17.90% to 16.55%
2012	8,812	$2.70 to $22.54	$182,349	2.10%	0.38% to 1.85%	17.68% to 16.25%

Diversified International Class 2 Division:
2016	22	$9.12 to $9.06	$197	2.14%	1.15% to 1.40%	(0.98)% to (1.31)%
2015	23	$9.21 to $9.18	$210	3.16%	1.15% to 1.40%	(1.81)% to (2.03)%
2014 (10)	3	$9.38 to $9.37	$26	–%	1.15% to 1.40%	(3.89)% to (4.00)%

Dreyfus IP MidCap Stock Service Shares Division:
2016	10	$10.56 to $10.52	$105	0.75%	1.15% to 1.40%	13.92% to 13.61%
2015 (12)	5	$9.27 to $9.26	$44	–%	1.15% to 1.40%	(8.13)% to (8.23)%

Dreyfus IP Technology Growth Service Shares Division:
2016	271	$24.24 to $22.50	$6,464	–%	1.40% to 2.00%	2.93% to 2.32%
2015	266	$23.55 to $21.99	$6,205	–%	1.40% to 2.00%	4.43% to 3.78%
2014	226	$22.55 to $21.19	$5,041	–%	1.40% to 2.00%	5.13% to 4.49%
2013	217	$21.45 to $20.28	$4,605	–%	1.40% to 2.00%	30.71% to 30.00%
2012	203	$16.41 to $15.60	$3,300	–%	1.25% to 1.85%	13.96% to 13.21%

Equity Income Class 1 Division:
2016	12,338	$2.17 to $15.22	$198,801	2.68%	0.39% to 2.00%	15.24% to 13.41%
2015	14,715	$1.88 to $13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)% to (5.82)%
2014	17,409	$1.97 to $14.25	$258,967	2.35%	0.27% to 2.00%	12.33% to 10.55%
2013	22,006	$1.75 to $12.89	$293,600	3.07%	0.33% to 2.00%	26.77% to 24.90%
2012	26,639	$1.38 to $10.32	$282,998	3.01%	0.38% to 1.85%	12.54% to 10.97%

Equity Income Class 2 Division:
2016	115	$11.06 to $11.00	$1,263	2.61%	1.15% to 1.40%	14.14% to 13.87%
2015	104	$9.69 to $9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)% to (5.48)%
2014 (10)	8	$10.23 to $10.22	$81	–%	1.15% to 1.40%	(0.970)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Contrafund Service Class Division:
2016	1,566	$25.15 to $22.84	$39,392	0.70%	1.30% to 1.90%	6.52% to 5.89%
2015	1,786	$23.61 to $21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)% to (1.33)%
2014	2,024	$23.79 to $21.86	$48,140	0.82%	1.30% to 1.90%	10.39% to 9.74%
2013	2,372	$21.55 to $19.92	$51,076	0.93%	1.30% to 1.90%	29.43% to 28.68%
2012	2,843	$16.65 to $15.48	$47,183	1.16%	1.25% to 1.85%	14.91% to 14.16%

Fidelity VIP Contrafund Service Class 2 Division:
2016	2,089	$10.75 to $22.34	$48,208	0.60%	1.15% to 2.00%	6.54% to 5.58%
2015	2,325	$10.09 to $21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)% to (1.58)%
2014	2,435	$10.17 to $21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)% to 9.47%
2013	2,712	$20.78 to $19.64	$55,840	0.81%	1.40% to 2.00%	29.23% to 28.45%
2012	3,087	$16.08 to $15.29	$49,175	1.10%	1.25% to 1.85%	14.69% to 14.02%

Fidelity VIP Equity-Income Service Class 2 Division:
2016	1,624	$19.56 to $17.86	$31,630	2.05%	1.30% to 2.00%	16.15% to 15.37%
2015	1,877	$16.84 to $15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)% to (6.12)%
2014	2,117	$17.81 to $16.49	$37,544	2.56%	1.30% to 2.00%	7.03% to 6.32%
2013	2,399	$16.64 to $15.51	$39,708	2.19%	1.30% to 2.00%	26.25% to 25.38%
2012	2,825	$13.18 to $12.37	$36,953	2.78%	1.25% to 1.85%	15.61% to 14.96%

Fidelity VIP Government Money Market Initial Class Division:
2016 (13)	8,827	$1.00 to $0.99	$47,450	0.22%	0.59% to 2.19%	0.00% to 0.00%

Fidelity VIP Government Money Market Service Class Division:
2016 (13)	391	$9.90 to $9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)% to (1.20)%

Fidelity VIP Growth Service Class Division:
2016	779	$15.38 to $13.97	$11,979	–%	1.30% to 1.90%	(0.65)% to (1.13)%
2015	917	$15.48 to $14.13	$14,193	0.16%	1.30% to 1.90%	5.74% to 4.98%
2014	1,037	$14.64 to $13.46	$15,185	0.09%	1.30% to 1.90%	9.75% to 9.16%
2013	1,248	$13.34 to $12.33	$16,637	0.18%	1.30% to 1.90%	34.48% to 33.59%
2012	1,469	$9.92 to $9.23	$14,548	0.47%	1.25% to 1.85%	13.11% to 12.42%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Growth Service Class 2 Division:
2016	430	$20.76 to $19.28	$8,861	–%	1.40% to 2.00%	(0.86)% to (1.43)%
2015	480	$20.94 to $19.56	$9,985	0.03%	1.40% to 2.00%	5.39% to 4.77%
2014	481	$19.87 to $18.67	$9,442	–%	1.40% to 2.00%	9.48% to 8.80%
2013	467	$18.15 to $17.16	$8,346	0.05%	1.40% to 2.00%	34.25% to 33.44%
2012	501	$13.52 to $12.86	$6,666	0.34%	1.25% to 1.85%	12.95% to 12.31%

Fidelity VIP Mid Cap Service Class Division:
2016	49	$11.55	$563	0.53%	0.95%	11.06%
2015	7	$10.40	$69	0.41%	0.95%	(2.440)%
2014 (9)	7	$10.66	$71	0.32%	0.95%	5.75%

Fidelity VIP Mid Cap Service Class 2 Division:
2016	830	$10.82 to $25.78	$21,339	0.31%	1.15% to 2.00%	10.63% to 9.70%
2015	829	$9.78 to $23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)% to (3.57)%
2014	707	$10.06 to $24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)% to 3.92%
2013	623	$24.80 to $23.45	$15,323	0.29%	1.40% to 2.00%	34.05% to 33.31%
2012	592	$18.50 to $17.59	$10,855	0.38%	1.25% to 1.85%	13.15% to 12.47%

Fidelity VIP Overseas Service Class 2 Division:
2016	1,731	$9.02 to $14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)% to (7.12)%
2015	1,940	$9.63 to $15.30	$31,477	1.08%	1.15% to 2.00%	2.12% to 1.26%
2014	2,368	$9.43 to $15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)% to (10.11)%
2013	2,605	$17.79 to $16.81	$45,762	1.10%	1.40% to 2.00%	28.54% to 27.74%
2012	3,226	$13.84 to $13.16	$44,060	1.80%	1.25% to 1.85%	19.00% to 18.35%

Franklin Global Real Estate VIP Class 2 Division:
2016	61	$10.43 to $9.40	$613	1.19%	1.15% to 2.00%	(0.67)% to (1.47)%
2015	48	$10.50 to $9.54	$497	3.78%	1.15% to 2.00%	(0.57)% to (4.02)%
2014 (10)	4	$10.56 to $10.55	$42	–%	1.15% to 1.40%	1.05% to 0.96%

Franklin Rising Dividends VIP Class 4 Division:
2016	72	$11.28 to $11.21	$808	1.21%	1.15% to 1.40%	14.63% to 14.27%
2015	48	$9.84 to $9.81	$470	1.49%	1.15% to 1.40%	(4.84)% to (5.13)%
2014 (10)	7	$10.34	$71	–%	1.15% to 1.40%	(0.390)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Franklin Small Cap Value VIP Class 2 Division:
2016	253	$22.07 to $21.09	$5,529	0.76%	1.30% to 2.00%	28.46% to 27.59%
2015	191	$17.18 to $16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)% to (9.23)%
2014	191	$18.79 to $18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)% to (1.41)%
2013	185	$18.93 to $18.47	$3,494	1.17%	1.30% to 2.00%	17.65% to 33.65%
2012	142	$14.07 to $13.82	$1,990	0.68%	1.25% to 1.85%	16.86% to 16.23%

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
2016	586	$24.42 to $22.59	$14,216	1.31%	1.30% to 2.00%	12.07% to 11.28%
2015	689	$21.79 to $20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)% to (11.04)%
2014	770	$24.32 to $22.82	$18,543	0.99%	1.30% to 2.00%	12.07% to 11.32%
2013	842	$21.70 to $20.50	$18,015	0.83%	1.30% to 2.00%	10.55% to 30.32%
2012	964	$16.54 to $15.73	$15,718	1.12%	1.25% to 1.85%	17.06% to 16.35%

Goldman Sachs VIT Mid Cap Value Service Shares Division:
2016	45	$10.26 to $10.21	$459	1.08%	1.15% to 1.40%	11.89% to 11.71%
2015	51	$9.17 to $9.14	$469	0.18%	1.15% to 1.40%	(10.54)% to (10.74)%
2014 (10)	2	$10.25 to $10.24	$17	5.08%	1.15% to 1.40%	0.59% to 0.49%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
2016	–	$9.26 to $9.22	$–	–%	1.15% to 1.40%	(0.86)% to (1.18)%
2015 (12)	1	$9.34 to $9.33	$12	6.02%	1.15% to 1.40%	(6.69)% to (6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2016	323	$21.59 to $19.98	$6,918	1.15%	1.30% to 2.00%	21.57% to 20.80%
2015	351	$17.76 to $16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)% to (4.12)%
2014	382	$18.38 to $17.25	$6,978	0.76%	1.30% to 2.00%	5.57% to 4.86%
2013	417	$17.41 to $16.45	$7,164	0.99%	1.30% to 2.00%	14.16% to 32.98%
2012	457	$13.00 to $12.37	$5,868	1.15%	1.25% to 1.85%	11.40% to 10.74%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
2016	8	$12.45 to $12.38	$99	0.39%	1.15% to 1.40%	21.58% to 21.37%
2015	10	$10.24 to $10.20	$107	0.05%	1.15% to 1.40%	(3.58)% to (3.86)%
2014 (10)	–	$10.62 to $10.61	$5	6.02%	1.15% to 1.40%	1.63% to 1.53%

Government & High Quality Bond Class 1 Division:
2016	9,919	$2.84 to $11.49	$110,034	3.50%	0.51% to 2.00%	1.37% to (0.17)%
2015	10,832	$2.80 to $11.51	$121,664	3.26%	0.42% to 2.00%	0.37% to (1.20)%
2014	12,521	$2.79 to $11.65	$141,359	3.77%	0.43% to 2.00%	4.64% to 2.92%
2013	14,619	$2.66 to $11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)% to (2.83)%
2012	17,413	$2.58 to $11.65	$196,166	3.99%	0.40% to 1.85%	3.25% to 1.92%

Government & High Quality Bond Class 2 Division:
2016	133	$10.11 to $10.05	$1,342	3.82%	1.15% to 1.40%	0.40% to 0.10%
2015	100	$10.07 to $10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)% to (0.79)%
2014 (10)	2	$10.12	$20	–%	1.15% to 1.40%	0.00% to 0.10%

Guggenheim Floating Rate Strategies Series F Division:
2016	154	$10.62 to $10.30	$1,598	5.18%	1.15% to 2.00%	7.27% to 6.40%
2015	81	$9.90 to $9.68	$787	2.66%	1.15% to 2.00%	(0.40)% to (3.20)%
2014 (10)	1	$9.94 to $9.93	$13	–%	1.15% to 1.40%	(0.80)% to (0.90)%

Guggenheim Investments Global Managed Futures Strategy Division:
2016	17	$8.82 to $8.03	$143	3.42%	1.15% to 2.00%	(15.68)% to (16.53)%
2015	11	$10.46 to $9.62	$114	3.08%	1.15% to 2.00%	(2.70)% to (3.99)%
2014 (10)	2	$10.75 to $10.74	$21	–%	1.15% to 1.40%	5.50% to 5.40%

Guggenheim Investments Long Short Equity Division:
2016	12	$10.40 to $9.71	$127	–%	1.15% to 2.00%	(0.57)% to (1.32)%
2015	17	$10.46 to $9.84	$177	–%	1.15% to 2.00%	0.10% to (2.09)%
2014 (10)	4	$10.45 to $10.44	$43	–%	1.15% to 1.40%	2.96% to 2.86%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Guggenheim Investments Multi-Hedge Strategies Division:
2016	45	$10.16 to $9.71	$438	0.11%	1.15% to 2.00%	(1.65)% to (2.51)%
2015	9	$10.33 to $9.96	$88	0.63%	1.15% to 2.00%	0.68% to (0.60)%
2014 (10)	1	$10.26 to $10.25	$8	–%	1.15% to 1.40%	2.29% to 2.30%

Income Class 1 Division:
2016	462	$10.14 to $10.02	$4,669	4.48%	1.30% to 2.00%	4.43% to 3.62%
2015 (12)	60	$9.71 to $9.67	$582	4.78%	1.30% to 2.00%	(2.61)% to (3.01)%

Income Class 2 Division:
2016	44	$10.12 to $10.08	$446	7.41%	1.15% to 1.40%	4.33% to 4.02%
2015 (12)	2	$9.70 to $9.69	$17	11.21%	1.15% to 1.40%	(2.71)% to (2.81)%

International Emerging Markets Class 1 Division:
2016	1,820	$3.38 to $26.45	$49,426	1.16%	0.40% to 2.00%	8.94% to 7.22%
2015	1,992	$3.10 to $24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)% to (15.51)%
2014	2,140	$3.62 to $29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)% to (5.65)%
2013	2,369	$3.77 to $30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)% to (6.47)%
2012	2,577	$3.99 to $33.09	$86,313	1.30%	0.37% to 1.85%	20.29% to 18.60%

International Emerging Markets Class 2 Division:
2016	14	$8.41 to $8.38	$115	1.15%	1.15% to 1.40%	7.82% to 7.71%
2015 (12)	4	$7.80 to $7.78	$33	1.58%	1.15% to 1.40%	(21.84)% to (21.97)%

Invesco American Franchise Series I Division:
2016	259	$15.00 to $14.58	$3,878	–%	1.30% to 1.90%	0.94% to 0.34%
2015	294	$14.86 to $14.53	$4,369	–%	1.30% to 1.90%	3.70% to 3.05%
2014	321	$14.33 to $14.10	$4,607	0.04%	1.30% to 1.90%	7.02% to 6.33%
2013	385	$13.39 to $13.26	$5,160	0.43%	1.30% to 1.90%	38.33% to 37.55%
2012 (4)	458	$9.68 to $9.64	$4,432	–%	1.25% to 1.85%	(3.30)% to (3.70)%

Invesco Balanced-Risk Allocation Series II Division:
2016	19	$10.50 to $10.44	$203	0.21%	1.15% to 1.40%	10.18% to 9.89%
2015	20	$9.53 to $9.50	$191	4.91%	1.15% to 1.40%	(5.46)% to (5.75)%
2014 (10)	–	$10.08	$–	–%	1.15% to 1.40%	(0.690)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco Core Equity Series I Division:
2016	1,063	$15.89 to $14.43	$16,900	0.75%	1.30% to 1.90%	8.84% to 8.17%
2015	1,220	$14.60 to $13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)% to (7.49)%
2014	1,369	$15.70 to $14.42	$21,497	0.83%	1.30% to 1.90%	6.73% to 6.11%
2013	1,606	$14.71 to $13.59	$23,623	1.34%	1.30% to 1.90%	27.69% to 26.77%
2012	1,934	$11.52 to $10.72	$22,263	0.95%	1.25% to 1.85%	12.39% to 11.78%

Invesco Global Health Care Series I Division:
2016	389	$20.03 to $9.72	$7,477	–%	1.30% to 2.00%	(12.61)% to (2.70)%
2015	461	$22.92 to $21.00	$10,562	–%	1.30% to 1.90%	1.82% to 1.25%
2014	485	$22.51 to $20.74	$10,917	–%	1.30% to 1.90%	18.10% to 17.37%
2013	551	$19.06 to $17.67	$10,479	0.69%	1.30% to 1.90%	38.82% to 37.94%
2012	551	$13.73 to $12.81	$7,547	–%	1.25% to 1.85%	19.39% to 18.72%

Invesco Global Health Care Series II Division:
2016	83	$9.18 to $9.13	$762	–%	1.15% to 1.40%	(12.74)% to (12.88)%
2015	78	$10.52 to $10.48	$814	–%	1.15% to 1.40%	1.74% to 1.45%
2014 (10)	7	$10.34 to $10.33	$71	–%	1.15% to 1.40%	0.39%

Invesco International Growth Series I Division:
2016	906	$10.49 to $9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)% to (2.45)%
2015	954	$10.69 to $10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)% to (4.31)%
2014	943	$11.10 to $10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)% to (1.66)%
2013	791	$11.22 to $10.85	$8,853	1.35%	1.40% to 2.00%	17.61% to 16.92%
2012	735	$9.54 to $9.28	$6,999	1.65%	1.25% to 1.85%	14.25% to 13.59%

Invesco International Growth Series II Division:
2016	46	$9.08 to $9.03	$418	1.21%	1.15% to 1.40%	(1.84)% to (2.06)%
2015	46	$9.25 to $9.22	$429	1.81%	1.15% to 1.40%	(3.75)% to (3.96)%
2014 (10)	3	$9.61 to $9.60	$32	–%	1.15% to 1.40%	(3.12)% to (3.23)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco Mid Cap Growth Series I Division:
2016	78	$14.04 to $13.65	$1,102	–%	1.30% to 1.90%	(0.50)% to (1.16)%
2015	113	$14.11 to $13.81	$1,594	–%	1.30% to 1.90%	(0.14)% to (0.65)%
2014	110	$14.13 to $13.90	$1,554	–%	1.30% to 1.90%	6.64% to 5.95%
2013	126	$13.25 to $13.12	$1,672	0.39%	1.30% to 1.90%	35.34% to 34.56%
2012 (4)	162	$9.79 to $9.75	$1,589	–%	1.25% to 1.85%	(2.59)% to (2.99)%

Invesco Small Cap Equity Series I Division:
2016	327	$23.75 to $21.98	$7,700	–%	1.30% to 2.00%	10.62% to 9.85%
2015	372	$21.47 to $20.01	$7,928	–%	1.30% to 2.00%	(6.77)% to (7.40)%
2014	408	$23.03 to $21.61	$9,327	–%	1.30% to 2.00%	1.05% to 0.37%
2013	469	$22.79 to $21.53	$10,623	0.01%	1.30% to 2.00%	35.74% to 34.82%
2012	510	$16.79 to $15.97	$8,502	–%	1.25% to 1.85%	12.46% to 11.83%

Invesco Technology Series I Division:
2016	284	$9.48 to $8.63	$2,690	–%	1.30% to 1.90%	(2.07)% to (2.60)%
2015	357	$9.68 to $8.86	$3,452	–%	1.30% to 1.90%	5.45% to 4.73%
2014	411	$9.18 to $8.46	$3,772	–%	1.30% to 1.90%	9.68% to 9.02%
2013	410	$8.37 to $7.76	$3,426	–%	1.30% to 1.90%	23.45% to 22.78%
2012	498	$6.78 to $6.32	$3,350	–%	1.25% to 1.85%	9.89% to 9.15%

Invesco Value Opportunities Series I Division:
2016	297	$15.46 to $14.35	$4,558	0.41%	1.40% to 2.00%	16.68% to 15.91%
2015	338	$13.25 to $12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)% to (12.14)%
2014	360	$15.00 to $14.09	$5,348	1.37%	1.40% to 2.00%	5.19% to 4.53%
2013	401	$14.26 to $13.48	$5,666	1.46%	1.40% to 2.00%	32.04% to 31.13%
2012	428	$10.80 to $10.28	$4,582	1.43%	1.25% to 1.85%	16.13% to 15.64%

Janus Aspen Enterprise Service Shares Division:
2016	519	$16.77 to $15.22	$8,696	0.71%	1.30% to 1.90%	10.69% to 9.97%
2015	580	$15.15 to $13.84	$8,794	0.76%	1.30% to 1.90%	2.43% to 1.84%
2014	643	$14.79 to $13.59	$9,503	0.03%	1.30% to 1.90%	10.79% to 10.13%
2013	744	$13.35 to $12.34	$9,931	0.36%	1.30% to 1.90%	30.37% to 29.62%
2012	889	$10.24 to $9.52	$9,083	–%	1.25% to 1.85%	15.45% to 14.84%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Janus Aspen Flexible Bond Service Shares Division:
2016	194	$10.03 to $9.86	$1,933	3.06%	1.15% to 2.00%	1.01% to (1.40)%
2015	80	$9.93 to $9.90	$796	2.28%	1.15% to 1.40%	(1.19)% to (1.39)%
2014 (10)	7	$10.05 to $10.04	$73	4.49%	1.15% to 1.40%	(0.10)% to (0.20)%

LargeCap Growth Class 1 Division:
2016	2,502	$3.27 to $25.69	$40,322	0.27%	0.40% to 2.00%	(5.53)% to (7.02)%
2015	2,849	$3.46 to $27.63	$49,543	0.14%	0.47% to 2.00%	4.54% to 2.91%
2014	3,191	$3.31 to $26.85	$53,469	0.54%	0.41% to 2.00%	10.65% to 8.92%
2013	3,571	$2.99 to $24.65	$55,522	1.44%	0.42% to 2.00%	33.35% to 31.40%
2012	3,916	$2.16 to $18.76	$48,013	0.29%	0.41% to 1.85%	16.10% to 14.67%

LargeCap Growth Class 2 Division:
2016	31	$9.80 to $9.74	$307	0.10%	1.15% to 1.40%	(6.40)% to (6.70)%
2015	42	$10.47 to $10.44	$442	–%	1.15% to 1.40%	3.46% to 3.26%
2014 (10)	1	$10.12 to $10.11	$6	–%	1.15% to 1.40%	(0.39)% to (0.49)%

LargeCap Growth I Class 1 Division:
2016	1,955	$2.24 to $52.76	$94,521	–%	0.41% to 2.00%	0.84% to (0.73)%
2015	2,158	$2.22 to $53.15	$105,642	0.23%	0.45% to 2.00%	7.32% to 5.62%
2014	2,292	$2.07 to $50.32	$109,226	0.12%	0.41% to 2.00%	8.16% to 6.47%
2013	2,572	$1.91 to $47.26	$114,518	0.38%	0.40% to 2.00%	35.57% to 33.54%
2012	2,847	$1.41 to $35.39	$97,185	0.07%	0.44% to 1.85%	15.89% to 14.23%

LargeCap Growth I Class 2 Division:
2016	13	$9.99 to $9.95	$127	–%	1.15% to 1.40%	0.00% to (0.30)%
2015 (12)	49	$9.99 to $9.98	$491	0.50%	1.15% to 1.40%	(0.60)% to (0.70)%

LargeCap S&P 500 Index Class 1 Division:
2016	5,486	$2.23 to $16.01	$92,870	1.66%	0.39% to 2.00%	11.12% to 9.36%
2015	5,945	$2.01 to $14.64	$92,317	1.44%	0.48% to 2.00%	0.72% to (0.88)%
2014	6,500	$1.99 to $14.77	$102,363	1.24%	0.37% to 2.00%	12.81% to 11.05%
2013	7,202	$1.76 to $13.30	$101,189	1.22%	0.40% to 2.00%	31.49% to 29.50%
2012	7,893	$1.34 to $10.27	$85,828	1.07%	0.41% to 1.85%	15.02% to 13.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
LargeCap S&P 500 Index Class 2 Division:
2016	72	$10.63 to $10.58	$766	2.04%	1.15% to 1.40%	10.04% to 9.75%
2015 (12)	16	$9.66 to $9.64	$151	2.15%	1.15% to 1.40%	(3.69)% to (3.89)%

LargeCap Value Class 1 Division:
2016	2,870	$64.98 to $37.57	$74,504	1.93%	0.24% to 2.00%	7.67% to 6.04%
2015	3,206	$5.21 to $35.43	$79,223	1.69%	0.46% to 2.00%	(1.51)% to (3.06)%
2014	3,695	$61.32 to $36.55	$91,485	2.20%	0.09% to 2.00%	10.64% to 8.97%
2013	4,234	$4.78 to $33.54	$95,526	2.52%	0.43% to 2.00%	30.28% to 28.36%
2012	4,706	$3.51 to $26.13	$84,330	1.26%	0.42% to 1.85%	17.82% to 16.39%

LargeCap Value Class 2 Division:
2016	5	$10.22 to $10.18	$56	1.51%	1.15% to 1.40%	6.68% to 6.49%
2015 (12)	1	$9.58 to $9.56	$10	1.46%	1.15% to 1.40%	(4.68)% to (4.88)%

MFS International Value Service Class Division:
2016	336	$10.61 to $9.61	$3,308	1.38%	1.15% to 2.00%	2.61% to 1.69%
2015	160	$10.34 to $9.45	$1,563	2.01%	1.15% to 2.00%	5.19% to (5.41)%
2014 (10)	6	$9.83	$61	–%	1.15% to 1.40%	(2.090)%

MFS New Discovery Service Class Division:
2016 (17)	93	$9.84 to $10.94	$1,031	–%	1.15% to 2.00%	7.54% to 6.73%
2015	121	$9.15 to $10.25	$1,253	–%	1.15% to 2.00%	(9.50)% to (4.12)%
2014	88	$10.81 to $10.69	$944	–%	1.30% to 2.00%	(8.70)% to (9.33)%
2013 (6)	51	$11.84 to $11.79	$598	–%	1.30% to 2.00%	17.00% to 16.50%

MFS Utilities Service Class Division:
2016 (18)	626	$9.08 to $19.90	$11,829	3.68%	1.15% to 2.00%	9.93% to 9.04%
2015	626	$8.26 to $18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)% to (16.48)%
2014	550	$9.80 to $21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)% to 10.24%
2013	425	$20.38 to $19.82	$8,631	2.03%	1.40% to 2.00%	18.70% to 17.98%
2012	311	$17.17 to $16.80	$5,324	6.80%	1.25% to 1.85%	11.78% to 11.11%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
MFS Value Service Class Division:
2016 (19)	243	$23.92 to $22.85	$5,780	1.80%	1.40% to 2.00%	12.20% to 11.52%
2015	244	$21.32 to $20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)% to (2.89)%
2014	238	$21.83 to $21.10	$5,175	1.34%	1.40% to 2.00%	8.66% to 7.98%
2013	222	$20.09 to $19.54	$4,442	1.11%	1.40% to 2.00%	33.84% to 33.02%
2012	133	$15.01 to $14.69	$1,987	1.32%	1.25% to 1.85%	14.41% to 13.79%

MidCap Class 1 Division:
2016	4,359	$10.53 to $80.72	$324,263	0.41%	0.40% to 2.00%	9.91% to 8.17%
2015	4,922	$9.58 to 74.62	$339,892	0.51%	0.48% to 2.00%	1.22% to (0.36)%
2014	5,671	$9.46 to 74.89	$389,291	0.51%	0.40% to 2.00%	12.51% to 10.75%
2013	6,669	$8.41 to $67.62	$412,319	1.44%	0.43% to 2.00%	33.37% to 31.38%
2012	7,660	$6.06 to $51.47	$362,857	0.87%	0.42% to 1.85%	18.68% to 17.24%

Multi-Asset Income Class 1 Division:
2016 (14)	16	$10.40 to $10.36	$170	–%	1.30% to 2.00%	4.10% to 3.70%

Multi-Asset Income Class 2 Division:
2016 (14)	–	$10.39 to $10.37	$–	–%	1.15% to 1.40%	4.00% to 3.80%

Neuberger Berman AMT Large Cap Value Class I Division:
2016	240	$20.90 to $19.40	$4,993	0.77%	1.40% to 2.00%	25.60% to 24.84%
2015	244	$16.64 to $15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)% to (13.57)%
2014	276	$19.13 to $17.98	$5,241	0.72%	1.40% to 2.00%	8.32% to 7.66%
2013	312	$17.66 to $16.70	$5,443	1.11%	1.40% to 2.00%	29.38% to 28.66%
2012	394	$13.65 to $12.98	$5,317	0.41%	1.25% to 1.85%	15.19% to 14.46%

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
2016	249	$9.46 to $9.78	$2,448	–%	1.15% to 2.00%	2.94% to 2.09%
2015 (12)	286	$9.19 to $9.58	$2,746	–%	1.15% to 2.00%	(8.83)% to (4.49)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Neuberger Berman AMT Socially Responsive Class I Division:
2016	204	$22.47 to $20.86	$4,563	0.67%	1.40% to 2.00%	8.34% to 7.69%
2015	246	$20.74 to $19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)% to (2.47)%
2014	290	$21.13 to $19.86	$6,077	0.35%	1.40% to 2.00%	8.81% to 8.23%
2013	387	$19.42 to $18.35	$7,439	0.68%	1.40% to 2.00%	35.80% to 34.93%
2012	460	$14.30 to $13.60	$6,518	0.23%	1.25% to 1.85%	9.66% to 8.97%

Oppenheimer Main Street Small Cap Service Shares Division:
2016	41	$13.69 to $13.39	$555	0.25%	1.30% to 1.90%	16.21% to 15.43%
2015	48	$11.78 to $11.60	$561	0.70%	1.30% to 1.90%	(7.32)% to (7.86)%
2014	52	$12.71 to $12.59	$658	0.67%	1.30% to 1.90%	10.23% to 9.57%
2013 (6)	33	$11.53 to $11.49	$378	0.06%	1.30% to 1.90%	15.07% to 14.67%

PIMCO All Asset Administrative Class Division:
2016	268	$14.37 to $13.73	$3,838	2.58%	1.40% to 2.00%	11.31% to 10.73%
2015	322	$12.91 to $12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)% to (10.79)%
2014	366	$14.38 to $13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)% to (1.56)%
2013	346	$14.51 to $14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)% to (1.60)%
2012	322	$14.67 to $14.35	$4,703	5.79%	1.25% to 1.85%	13.54% to 12.81%

PIMCO All Asset Advisor Class Division:
2016	5	$9.78 to $9.74	$53	6.46%	1.15% to 1.40%	11.52% to 11.31%
2015 (12)	–	$8.77 to $8.75	$–	–%	1.15% to 1.40%	(12.12)% to (12.32)%

PIMCO Commodity Real Return Strategy M Class Division:
2016	1	$8.20 to $8.17	$12	0.93%	1.15% to 1.40%	13.26% to 13.16%
2015 (12)	2	$7.24 to $7.22	$13	–%	1.15% to 1.40%	(27.45)% to (27.66)%

PIMCO High Yield Administrative Class Division:
2016	1,457	$10.68 to $14.30	$21,316	5.15%	1.15% to 2.00%	11.13% to 10.25%
2015	1,190	$9.61 to $12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)% to (3.57)%
2014	1,160	$9.88 to $13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)% to 1.28%
2013	1,048	$13.60 to $13.28	$14,204	5.56%	1.40% to 2.00%	4.37% to 3.75%
2012	1,126	$13.03 to $12.80	$14,597	5.82%	1.25% to 1.85%	12.91% to 12.18%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
PIMCO Low Duration Advisor Class Division:
2016	32	$9.90 to $9.77	$315	1.41%	1.15% to 2.00%	0.10% to (0.71)%
2015 (12)	37	$9.89 to $9.84	$361	11.09%	1.15% to 2.00%	(1.10)% to (1.60)%

PIMCO Total Return Administrative Class Division:
2016	2,081	$10.19 to $12.02	$25,990	2.08%	1.15% to 2.00%	1.49% to 0.67%
2015	2,192	$10.04 to $11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)% to (1.57)%
2014	2,330	$10.11 to $12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)% to 2.19%
2013	2,556	$12.21 to $11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)% to (3.81)%
2012	3,618	$12.61 to $12.34	$45,490	2.48%	1.25% to 1.85%	8.24% to 7.59%

Principal Capital Appreciation Class 1 Division:
2016	7,551	$18.03 to $16.44	$109,609	1.12%	0.95% to 2.00%	8.09% to 6.96%
2015	8,683	$16.68 to $15.37	$116,745	0.32%	0.95% to 2.00%	1.21% to 0.13%
2014	1,161	$16.48 to $15.35	$18,505	3.13%	0.95% to 2.00%	11.35% to 10.19%
2013	1,169	$14.80 to $13.93	$16,817	6.72%	0.95% to 2.00%	31.44% to 30.19%
2012	1,038	$11.26 to $10.70	$11,418	1.13%	0.95% to 1.85%	12.71% to 11.69%

Principal Capital Appreciation Class 2 Division:
2016	39	$11.19 to $11.12	$432	1.17%	1.15% to 1.40%	7.60% to 7.34%
2015	61	$10.40 to $10.36	$632	0.05%	1.15% to 1.40%	0.78% to 0.48%
2014 (10)	19	$10.32 to $10.31	$192	–%	1.15% to 1.40%	(0.290)%

Principal LifeTime 2010 Class 1 Division:
2016	1,749	$13.81 to $14.38	$26,898	2.11%	0.95% to 2.00%	4.23% to 3.16%
2015	1,925	$13.25 to $13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)% to (3.13)%
2014	2,223	$13.54 to $14.39	$33,743	2.17%	0.95% to 2.00%	3.83% to 2.71%
2013	2,531	$13.04 to $14.01	$36,994	2.38%	0.95% to 2.00%	9.76% to 8.77%
2012	2,851	$11.88 to $12.88	$38,033	1.90%	0.95% to 1.85%	10.82% to 9.71%

Principal LifeTime 2020 Class 1 Division:
2016	6,348	$14.81 to $15.89	$107,765	1.93%	0.95% to 2.00%	4.74% to 3.72%
2015	7,249	$14.14 to $15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)% to (3.10)%
2014	8,649	$14.43 to $15.81	$143,695	2.31%	0.95% to 2.00%	4.72% to 3.60%
2013	11,078	$13.78 to $15.26	$176,094	2.14%	0.95% to 2.00%	14.93% to 13.88%
2012	12,377	$11.99 to $13.40	$171,673	1.71%	0.95% to 1.85%	13.65% to 12.61%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal LifeTime 2020 Class 2 Division:
2016	2	$9.81 to $9.77	$16	1.84%	1.15% to 1.40%	4.36% to 4.16%
2015 (12)	2	$9.40 to $9.38	$16	6.44%	1.15% to 1.40%	(6.00)% to (6.20)%

Principal LifeTime 2030 Class 1 Division:
2016	3,830	$14.91 to $15.99	$64,965	1.63%	0.95% to 2.00%	4.85% to 3.76%
2015	4,235	$14.22 to $15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)% to (3.02)%
2014	4,403	$14.51 to $15.89	$73,233	2.15%	0.95% to 2.00%	5.07% to 3.99%
2013	4,540	$13.81 to $15.28	$72,233	1.94%	0.95% to 2.00%	17.93% to 16.73%
2012	4,718	$11.71 to $13.09	$63,923	1.60%	0.95% to 1.85%	14.47% to 13.43%

Principal LifeTime 2030 Class 2 Division:
2016	8	$9.75 to $9.71	$82	1.50%	1.15% to 1.40%	4.39% to 4.07%
2015 (12)	2	$9.34 to $9.33	$16	3.07%	1.15% to 1.40%	(6.69)% to (6.79)%

Principal LifeTime 2040 Class 1 Division:
2016	782	$15.21 to $16.61	$13,886	1.47%	0.95% to 2.00%	4.46% to 3.36%
2015	804	$14.56 to $16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)% to (2.78)%
2014	833	$14.83 to $16.53	$14,504	2.00%	0.95% to 2.00%	5.25% to 4.09%
2013	787	$14.09 to $15.88	$13,053	1.57%	0.95% to 2.00%	21.26% to 20.21%
2012	852	$11.62 to $13.21	$11,702	1.57%	0.95% to 1.85%	15.62% to 14.57%

Principal LifeTime 2040 Class 2 Division:
2016	13	$9.69 to $9.65	$121	0.38%	1.15% to 1.40%	3.97% to 3.65%
2015 (12)	–	$9.32 to $9.31	$–	–%	1.15% to 1.40%	(6.89)% to (6.99)%

Principal LifeTime 2050 Class 1 Division:
2016	516	$15.26 to $16.73	$9,242	1.32%	0.95% to 2.00%	4.59% to 3.46%
2015	520	$14.59 to $16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)% to (2.65)%
2014	493	$14.83 to $16.61	$8,618	2.19%	0.95% to 2.00%	5.18% to 4.07%
2013	501	$14.10 to $15.96	$8,354	1.58%	0.95% to 2.00%	22.61% to 21.46%
2012	486	$11.50 to $13.14	$6,618	1.45%	0.95% to 1.85%	16.04% to 14.96%

Principal LifeTime 2050 Class 2 Division:
2016	9	$9.68 to $9.64	$84	1.23%	1.15% to 1.40%	3.97% to 3.77%
2015 (12)	3	$9.31 to $9.29	$25	3.71%	1.15% to 1.40%	(7.09)% to (7.29)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal LifeTime Strategic Income Class 1 Division:
2016	1,144	$12.97 to $13.14	$16,092	2.46%	0.95% to 2.00%	3.76% to 2.74%
2015	1,254	$12.50 to $12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)% to (2.96)%
2014	1,565	$12.74 to $13.18	$21,738	2.51%	0.95% to 2.00%	3.58% to 2.49%
2013	1,813	$12.30 to $12.86	$24,406	2.72%	0.95% to 2.00%	4.15% to 3.21%
2012	1,977	$11.81 to $12.46	$25,654	1.77%	0.95% to 1.85%	8.65% to 7.60%

Real Estate Securities Class 1 Division:
2016	1,456	$5.32 to $50.55	$77,554	1.38%	0.42% to 2.00%	5.40% to 3.76%
2015	1,589	$5.04 to $48.72	$81,337	1.51%	0.46% to 2.00%	3.77% to 2.14%
2014	1,761	$4.86 to $47.70	$87,932	1.59%	0.38% to 2.00%	32.26% to 30.19%
2013	1,880	$3.67 to $36.64	$72,398	1.29%	0.49% to 2.00%	3.66% to 2.15%
2012	2,051	$3.54 to $35.87	$76,907	1.40%	0.48% to 1.85%	16.68% to 15.00%

Real Estate Securities Class 2 Division:
2016	325	$12.21 to $12.15	$3,951	1.02%	1.15% to 1.40%	4.27% to 4.11%
2015	148	$11.71 to $11.67	$1,733	1.89%	1.15% to 1.40%	2.81% to 2.55%
2014 (10)	16	$11.39 to $11.38	$181	–%	1.15% to 1.40%	3.45% to 3.36%

Rydex Basic Materials Division:
2016	34	$9.98 to $9.94	$340	–%	1.15% to 1.40%	29.44% to 29.09%
2015 (12)	–	$7.71 to $7.70	$–	–%	1.15% to 1.40%	(22.75)% to (22.85)%

Rydex Commodities Strategy Division:
2016	46	$5.06 to $6.93	$270	–%	1.15% to 2.00%	9.29% to 8.28%
2015	13	$4.63 to $6.40	$77	–%	1.15% to 2.00%	(34.60)% to (35.81)%
2014 (10)	2	$7.08 to $7.07	$11	–%	1.15% to 1.40%	(20.00)% to (20.11)%

Rydex NASDAQ 100 Division:
2016	51	$11.53 to $11.46	$581	–%	1.15% to 1.40%	4.82% to 4.47%
2015	59	$11.00 to $10.97	$646	–%	1.15% to 1.40%	7.00% to 6.71%
2014 (10)	9	$10.28	$97	–%	1.15% to 1.40%	(1.340)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
SAM Balanced Portfolio Class 1 Division:
2016	37,771	$2.12 to $13.63	$541,175	2.10%	0.42% to 2.00%	6.38% to 4.69%
2015	44,023	$2.00 to $13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)% to (2.76)%
2014	49,402	$2.02 to $13.39	$687,748	2.66%	0.48% to 2.00%	6.37% to 4.69%
2013	58,685	$1.90 to $12.79	$775,903	2.43%	0.57% to 2.00%	15.50% to 15.54%
2012	61,098	$11.65 to $11.07	$697,358	0.69%	0.95% to 1.85%	11.70% to 10.70%

SAM Balanced Portfolio Class 2 Division:
2016	354	$10.35 to $10.29	$3,651	2.15%	1.15% to 1.40%	5.40% to 5.11%
2015	383	$9.82 to $9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)% to (2.39)%
2014 (10)	63	$10.04 to $10.03	$634	–%	1.15% to 1.40%	(0.69)% to (0.79)%

SAM Conservative Balanced Portfolio Class 1 Division:
2016	9,706	$14.73 to $13.43	$137,720	2.52%	0.95% to 2.00%	5.36% to 4.27%
2015	11,177	$13.98 to $12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)% to (2.79)%
2014	12,217	$14.22 to $13.25	$168,582	2.97%	0.95% to 2.00%	5.18% to 4.17%
2013	13,493	$13.52 to $12.72	$177,876	2.87%	0.95% to 2.00%	10.46% to 9.37%
2012	13,568	$12.24 to $11.63	$162,474	0.82%	0.95% to 1.85%	10.17% to 9.20%

SAM Conservative Balanced Portfolio Class 2 Division:
2016	299	$10.31 to $10.25	$3,074	2.30%	1.15% to 1.40%	4.88% to 4.59%
2015	306	$9.83 to $9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)% to (2.29)%
2014 (10)	55	$10.04 to $10.03	$553	–%	1.15% to 1.40%	(0.50)% to (0.59)%

SAM Conservative Growth Portfolio Class 1 Division:
2016	7,042	$14.62 to $13.33	$98,936	1.43%	0.95% to 2.00%	5.94% to 4.88%
2015	7,589	$13.80 to $12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)% to (3.05)%
2014	7,463	$14.08 to $13.11	$101,757	1.82%	0.95% to 2.00%	6.42% to 5.30%
2013	6,963	$13.23 to $12.45	$89,642	1.82%	0.95% to 2.00%	21.94% to 20.76%
2012	6,406	$10.85 to $10.31	$67,909	0.44%	0.95% to 1.85%	13.14% to 12.07%

SAM Conservative Growth Portfolio Class 2 Division:
2016	562	$10.35 to $10.29	$5,813	1.16%	1.15% to 1.40%	5.61% to 5.32%
2015	564	$9.80 to $9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)% to (2.79)%
2014 (10)	43	$10.05	$430	–%	1.15% to 1.40%	(0.790)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
SAM Flexible Income Portfolio Class 1 Division:
2016	11,503	$14.84 to $13.53	$164,166	3.29%	0.95% to 2.00%	6.00% to 4.88%
2015	12,622	$14.00 to $12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)% to (3.23)%
2014	13,335	$14.32 to $13.33	$185,235	3.60%	0.95% to 2.00%	5.06% to 3.90%
2013	13,976	$13.63 to $12.83	$185,636	3.43%	0.95% to 2.00%	6.73% to 5.68%
2012	14,864	$12.77 to $12.14	$185,716	1.13%	0.95% to 1.85%	9.52% to 8.59%

SAM Flexible Income Portfolio Class 2 Division:
2016	419	$10.30 to $10.24	$4,297	3.02%	1.15% to 1.40%	5.53% to 5.24%
2015	454	$9.76 to $9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)% to (2.89)%
2014 (10)	42	$10.03 to $10.02	$418	–%	1.15% to 1.40%	(0.500)%

SAM Strategic Growth Portfolio Class 1 Division:
2016	4,536	$14.43 to $13.16	$62,693	1.44%	0.95% to 2.00%	5.10% to 4.03%
2015	5,064	$13.73 to $12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)% to (3.58)%
2014	4,851	$14.08 to $13.12	$65,972	1.52%	0.95% to 2.00%	7.65% to 6.58%
2013	4,539	$13.08 to $12.31	$57,654	1.43%	0.95% to 2.00%	26.25% to 24.97%
2012	4,171	$10.36 to $9.85	$42,188	0.24%	0.95% to 1.85%	14.35% to 13.48%

SAM Strategic Growth Portfolio Class 2 Division:
2016	265	$10.25 to $10.19	$2,708	1.10%	1.15% to 1.40%	4.70% to 4.41%
2015	169	$9.79 to $9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)% to (3.17)%
2014 (10)	62	$10.09 to $10.08	$624	–%	1.15% to 1.40%	(0.69)% to (0.79)%

Short-Term Income Class 1 Division:
2016	8,582	$12.04 to $11.05	$99,558	2.09%	0.85% to 2.00%	1.26% to 0.09%
2015	9,431	$11.89 to $11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)% to (1.25)%
2014	11,376	$11.91 to $11.18	$131,612	1.68%	0.85% to 2.00%	0.85% to (0.27)%
2013	13,303	$11.81 to $11.21	$153,216	1.87%	0.85% to 2.00%	0.34% to (0.80)%
2012	14,402	$11.77 to $11.30	$166,187	2.09%	0.85% to 1.85%	4.07% to 3.10%

Short-Term Income Class 2 Division:
2016	106	$10.03 to $9.98	$1,063	2.38%	1.15% to 1.40%	0.80% to 0.60%
2015	78	$9.95 to $9.92	$775	3.33%	1.15% to 1.40%	(0.60)% to (0.80)%
2014 (10)	9	$10.01 to $10.00	$94	–%	1.15% to 1.40%	(0.100)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
SmallCap Class 1 Division:
2016 (20)	5,080	$2.53 to $21.43	$116,092	0.25%	0.37% to 2.00%	16.90% to 15.09%
2015	5,906	$2.16 to $18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)% to (2.10)%
2014	1,636	$2.17 to $19.02	$33,528	0.35%	0.45% to 2.00%	4.45% to 2.81%
2013	1,736	$2.08 to $18.50	$34,644	0.33%	0.38% to 2.00%	47.19% to 21.95%
2012	1,931	$1.41 to $12.76	$26,674	–%	0.32% to 1.85%	14.22% to 12.62%

SmallCap Class 2 Division:
2016 (21)	82	$10.58 to $10.54	$871	0.09%	1.15% to 1.40%	15.75% to 15.57%
2015 (11)	86	$9.14 to $9.12	$785	0.09%	1.15% to 1.40%	(7.21)% to (7.41)%

T. Rowe Price Blue Chip Growth Portfolio II Division:
2016	701	$23.75 to $22.05	$16,507	–%	1.40% to 2.00%	(0.88)% to (1.47)%
2015	715	$23.96 to $22.38	$16,984	–%	1.40% to 2.00%	9.26% to 8.59%
2014	581	$21.93 to $20.61	$12,613	–%	1.40% to 2.00%	7.34% to 6.73%
2013	566	$20.43 to $19.31	$11,456	–%	1.40% to 2.00%	38.98% to 38.13%
2012	567	$14.70 to $13.98	$8,278	–%	1.25% to 1.85%	16.48% to 15.73%

T. Rowe Price Health Sciences Portfolio II Division:
2016	580	$43.31 to $40.21	$24,918	–%	1.40% to 2.00%	(11.95)% to (12.49)%
2015	725	$49.19 to $45.95	$35,403	–%	1.40% to 2.00%	10.89% to 10.24%
2014	686	$44.36 to $41.68	$30,107	–%	1.40% to 2.00%	29.40% to 28.64%
2013	631	$34.28 to $32.40	$21,393	–%	1.40% to 2.00%	48.59% to 47.68%
2012	515	$23.07 to $21.94	$11,743	–%	1.25% to 1.85%	29.32% to 28.53%

Templeton Global Bond VIP Class 4 Division:
2016	126	$9.37 to $9.42	$1,185	–%	1.15% to 2.00%	1.63% to 0.86%
2015	116	$9.22 to $9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)% to (6.60)%
2014 (10)	7	$9.75 to $9.74	$68	–%	1.15% to 1.40%	(2.30)% to (2.31)%

Templeton Growth VIP Class 2 Division:
2016	40	$21.31	$854	2.01%	0.85%	8.72%
2015	44	$19.60	$869	2.66%	0.85%	(7.280)%
2014	45	$21.14	$960	1.34%	0.85%	(3.650)%
2013	49	$21.94	$1,071	2.65%	0.85%	29.82%
2012	61	$16.90	$1,032	2.23%	0.85%	20.28%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
The Merger Fund Division:
2016	–	$9.77 to $9.73	$–	–%	1.15% to 1.40%	1.24% to 0.93%
2015 (12)	–	$9.65 to $9.64	$–	–%	1.15% to 1.40%	(3.50)% to (3.60)%

VanEck Global Hard Assets Class S Division:
2016 (22)	730	$7.08 to $10.73	$8,017	0.37%	1.15% to 2.00%	41.60% to 40.45%
2015	665	$5.00 to $7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)% to (34.92)%
2014	591	$7.61 to $11.74	$7,087	–%	1.15% to 2.00%	(13.82)% to (20.94)%
2013	584	$15.27 to $14.85	$8,885	0.49%	1.30% to 2.00%	8.92% to 8.24%
2012	565	$14.02 to $13.72	$7,902	0.68%	1.25% to 1.85%	1.82% to 1.18%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the year ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the year ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(7)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the year December 31, 2013.
(8)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(9)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(10)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(11)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(12)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(13)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(14)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(15)	Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.
(16)	Represented the operations of Bond & Mortgage Securities Class 2 Division until May 21, 2016.
(17)	Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(18)	Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(19)	Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(20)	Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016.
(21)	Represented the operations of SmallCap Blend Class 2 Division until May 21, 2016.
(22)	Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or outside the ranges indicated above for applicable years.

Division	2016 Unit Value ($)
American Century VP Inflation Protection Class II Division	9.83 and 12.98
American Century VP Value Class II Division	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2 Division	8.89 and 9.27
Balanced Class 1 Division	3.31 and 29.48
Core Plus Bond Class 1 Division	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B Division	11.16, 12.83, 13.06 and 13.11
Diversified Balanced Managed Volatility Class 2 Division	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2 Division	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1 Division	24.03, 26.38 and 26.47
Equity Income Class 1 Division	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2 Division	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class Division	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2 Division	10.76 and 27.77
Fidelity VIP Overseas Service Class 2 Division	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1 Division	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1 Division	26.54, 29.14 and 29.24
LargeCap Growth Class 1 Division	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1 Division	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1 Division	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1 Division	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class Division	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class Division	9.03 and 20.84
MidCap Class 1 Division	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	9.43 and 9.85
PIMCO High Yield Administrative Class Division	10.62 and 14.91
PIMCO Total Return Administrative Class Division	10.13 and 12.58
Principal Capital Appreciation Class 1 Division	10.42 and 10.53
Principal LifeTime 2010 Class 1 Division	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1 Division	15.94, 17.11 and 17.16
Principal LifeTime 2030 Class 1 Division	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1 Division	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1 Division	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1 Division	13.18, 14.15 and 14.20
Real Estate Securities Class 1 Division	50.72, 55.68 and 55.87
Rydex Commodities Strategy Division	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1 Division	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1 Division	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4 Division	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S Division	7.04, 10.77, 11.24 and 11.28

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Division	2016 Total Return (%)
American Funds Insurance Series New World Fund Class 2 Division	3.25
BlackRock iShares Dynamic Allocation Class III Division	4.06
BlackRock iShares Equity Appreciation Class III Division	6.95
Fidelity VIP Government Money Market Initial Class Division	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I Division	(13.14) and (2.30)
LargeCap Value Class 1 Division	0.39
MFS New Discovery Service Class Division	6.71
Rydex Commodities Strategy Division	8.27

Division	2015 Unit Value ($)
American Century VP Inflation Protection Class II Division	9.55 and 12.61
American Century VP Value Class II Division	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2 Division	8.61 and 8.93
Balanced Class 1 Division	3.15 and 28.26
Bond & Mortgage Securities Class 1 Division	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B Division	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2 Division	9.63, 9.66, 10.02 and 10.47
Diversified Growth Managed Volatility Class 2 Division	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1 Division	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1 Division	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2 Division	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2 Division	9.75 and 25.16
Fidelity VIP Overseas Service Class 2 Division	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1 Division	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1 Division	24.73, 27.01 and 27.08
LargeCap Growth Class 1 Division	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1 Division	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1 Division	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1 Division	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class Division	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class Division	8.23 and 19.00
MidCap Class 1 Division	9.14, 74.80, 81.70 and 81.89
Money Market Class 1 Division	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	9.18 and 9.59
PIMCO High Yield Administrative Class Division	9.58 and 13.44
PIMCO Total Return Administrative Class Division	10.00 and 12.43
Principal Capital Appreciation Class 1 Division	9.73 and 9.77
Principal LifeTime Strategic Income Class 1 Division	12.82, 13.69 and 13.73
Principal LifeTime 2010 Class 1 Division	13.97, 14.92 and 14.96

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Division	2015 Unit Value ($)
Principal LifeTime 2020 Class 1 Division	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1 Division	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1 Division	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1 Division	16.21, 17.31 and 17.35
Real Estate Securities Class 1 Division	48.84, 53.34 and 53.47
Rydex Commodities Strategy Division	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1 Division	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1 Division	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4 Division	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class Division	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)
American Century VP Inflation Protection Class II Division	(3.31)
Diversified Balanced Managed Volatility Class 2 Division	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2 Division	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2 Division	(9.43) and (9.03)
LargeCap Value Class 1 Division	(1.57)
MFS VIT New Discovery Service Class Division	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	(8.93) and (4.39)
Principal Capital Appreciation Class 1 Division	(1.72) and (1.31)

Division	2014 Unit Value ($)
American Century VP Inflation Protection Class II Division	9.93 and 13.11
American Century VP Value Class II Division	10.14 and 21.26
Balanced Class 1 Division	3.16 and 28.15
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79
Diversified Balanced Managed Volatility Class 2 Division	10.62
Diversified Growth Managed Volatility Class 2 Division	10.68
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81
Equity Income Class 1 Division	14.27, 14.95 and 14.97
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94
Fidelity VIP Overseas Service Class 2 Division	16.08
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Division	2014 Unit Value ($)
MFS VIT Utilities Service Class Division	22.60
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62
Money Market Class 1 Division	12.35, 13.42 and 13.44
PIMCO High Yield Administrative Class Division	13.86
PIMCO Total Return Administrative Class Division	12.55
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16

Division	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	(1.10) and 1.86
American Century VP Value Class II Division	11.48
Diversified Balanced Managed Volatility Class 2 Division	5.46
Diversified Growth Managed Volatility Class 2 Division	5.53
DWS Small Mid Cap Value Class B Division	3.08 and 3.69
Fidelity VIP Contrafund Service Class 2 Division	10.11
Fidelity VIP Mid Cap Service Class 2 Division	4.60
LargeCap Value Class 1 Division	10.70
MFS VIT Utilities Service Class Division	10.89
Money Market Class 1 Division	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	1.91
PIMCO Total Return Administrative Class Division	2.78
SAM Strategic Growth Portfolio Class 1 Division	6.57
Van Eck Global Hard Assets Service Class Division	(13.72)

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Division	2013 Unit Value ($)
Balanced Class 1 Division	2.92 and 26.55
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43
Equity Income Class 1 Division	13.44 and 13.45
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62
Principal LifeTime Strategic Income Class 1 Division	13.60
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82
Principal LifeTime 2020 Class 1 Division	16.14
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80
Principal LifeTime 2050 Class 1 Division	16.88
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98
SmallCap Growth II Class 1 Division	15.43, 15.78, 16.68 and 16.69
SmallCap Value I Class 1 Division	32.59, 35.24 and 35.26

Division	2013 Total Return (%)
Franklin Small Cap Value Securities Class 2 Division	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	13.75 and 33.92
SAM Balanced Portfolio Class 1 Division	16.14, 16.23 and 16.65

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2016

Division	2012 Unit Value ($)
Asset Allocation Class 1 Division	28.28
Balanced Class 1 Division	22.50
Bond & Mortgage Securities Class 1 Division	23.40
Diversified International Class 1 Division	24.24
Equity Income Class 1 Division	10.70
Government & High Quality Bond Class 1 Division	11.94, 12.09 and 12.14
International Emerging Markets Class 1 Division	35.58
LargeCap Growth Class 1 Division	20.18
LargeCap Growth I Class 1 Division	38.05
LargeCap S&P 500 Index Class 1 Division	11.04, 11.66 and 11.79
LargeCap Value Class 1 Division	28.10 and 42.56
MidCap Blend Class 1 Division	55.35
Money Market Class 1 Division	13.79
Principal LifeTime Strategic Income Class 1 Division	13.10
Principal LifeTime 2010 Class 1 Division	13.54
Principal LifeTime 2020 Class 1 Division	14.09
Principal LifeTime 2030 Class 1 Division	13.76
Principal LifeTime 2040 Class 1 Division	13.89
Principal LifeTime 2050 Class 1 Division	13.81
Real Estate Securities Class 1 Division	38.58
SmallCap Blend Class 1 Division	13.72 and 17.72
SmallCap Growth II Class 1 Division	10.80 and 11.46
SmallCap Value I Class 1 Division	25.55

Division	2012 Total Return (%)
Balanced Class 1 Division	12.58
Bond & Mortgage Securities Class 1 Division	7.09
Diversified International Class 1 Division	17.94
Government & High Quality Bond Class 1 Division	3.48
LargeCap Growth Class 1 Division	16.36
LargeCap Value Class 1 Division	18.01 and 18.08
MidCap Blend Class 1 Division	18.94
Money Market Class 1 Division	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Short-Term Income Class 1 Division	4.08

7. Subsequent Events

Separate Account B performed an evaluation of subsequent events through April 28, 2017 and determined no items required recognition or disclosure.

Report of Independent Auditors
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2016 and 2015, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP
Des Moines, Iowa April 25, 2017

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2016	December 31, 2015
	(in millions)
Assets
Fixed maturities, available-for-sale (2016 and 2015 include $232.5 million and $257.4 million related to
consolidated variable interest entities)	$51,252.2	$46,463.4
Fixed maturities, trading (2016 and 2015 include $82.4 million and $100.4 million related to consolidated
variable interest entities)	219.8	538.8
Equity securities, available-for-sale	96.3	101.8
Equity securities, trading	10.7	204.4
Mortgage loans	12,621.0	11,791.0
Real estate (2016 and 2015 include $305.7 million and $354.5 million related to consolidated variable
interest entities)	1,365.2	1,447.2
Policy loans	784.8	786.3
Other investments (2016 and 2015 include $16.9 million and $29.5 million related to consolidated variable
interest entities and $86.2 million and $53.4 million measured at fair value under the fair value option)	1,656.2	1,378.0
Total investments	68,006.2	62,710.9
Cash and cash equivalents	1,490.4	1,905.5
Accrued investment income	563.7	521.8
Premiums due and other receivables	1,394.7	1,496.2
Deferred acquisition costs	3,184.2	3,057.3
Property and equipment	653.1	590.6
Goodwill	227.5	227.5
Other intangibles	125.2	127.7
Separate account assets	103,662.0	94,762.8
Other assets	1,003.1	893.3
Total assets	$180,310.1	$166,293.6

Liabilities
Contractholder funds	$35,337.7	$33,151.6
Future policy benefits and claims	24,320.3	21,838.3
Other policyholder funds	782.0	719.5
Short-term debt	76.5	108.8
Long-term debt (2016 and 2015 include $0.0 million and $42.8 million related to consolidated variable
interest entities)	—	42.8
Income taxes currently payable	4.5	4.4
Deferred income taxes	1,165.9	892.8
Separate account liabilities	103,662.0	94,762.8
Other liabilities (2016 and 2015 include $283.2 million and $345.9 million related to consolidated variable interest entities, of which $59.9 million and $68.1 million are measured at fair value under the fair
value option)	6,721.9	6,518.4
Total liabilities	172,070.8	158,039.4

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,305.6	5,334.4
Retained earnings	2,139.9	2,232.6
Accumulated other comprehensive income	748.4	641.3
Total stockholder's equity attributable to Principal Life Insurance Company	8,196.4	8,210.8
Noncontrolling interest	42.9	43.4
Total stockholder's equity	8,239.3	8,254.2
Total liabilities and stockholder's equity	$180,310.1	$166,293.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Premiums and other considerations	$5,024.5	$5,057.4	$3,497.2
Fees and other revenues	2,513.8	2,537.3	2,392.7
Net investment income	2,785.4	2,552.0	2,663.5
Net realized capital gains, excluding impairment losses on
available-for-sale securities	196.3	4.0	136.4
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(93.7)	(0.8)	28.5
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from other comprehensive
income	(3.1)	(29.2)	(102.2)
Net impairment losses on available-for-sale securities	(96.8)	(30.0)	(73.7)
Net realized capital gains (losses)	99.5	(26.0)	62.7
Total revenues	10,423.2	10,120.7	8,616.1
Expenses
Benefits, claims and settlement expenses	6,339.5	6,135.1	4,610.0
Dividends to policyholders	156.6	163.5	177.4
Operating expenses	2,528.8	2,598.8	2,603.2
Total expenses	9,024.9	8,897.4	7,390.6
Income before income taxes	1,398.3	1,223.3	1,225.5
Income taxes	285.0	281.9	243.0
Net income	1,113.3	941.4	982.5
Net income attributable to noncontrolling interest	26.6	10.8	30.0
Net income attributable to Principal Life Insurance Company	$1,086.7	$930.6	$952.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Net income	$1,113.3	$941.4	$982.5
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	103.8	(447.7)	261.2
Noncredit component of impairment losses on fixed maturities, available-for-sale	0.3	18.8	61.9
Net unrealized gains on derivative instruments	10.2	14.3	56.6
Foreign currency translation adjustment	—	(0.1)	(3.7)
Net unrecognized postretirement benefit obligation	2.9	(30.8)	(8.0)
Other comprehensive income (loss)	117.2	(445.5)	368.0
Comprehensive income	1,230.5	495.9	1,350.5
Comprehensive income attributable to noncontrolling interest	26.6	10.7	28.7
Comprehensive income attributable to Principal Life Insurance Company	$1,203.9	$485.2	$1,321.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2014	$2.5	$5,505.0	$1,738.1	$495.7	$38.2	$7,779.5
Capital distributions to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and
additional related tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling
interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (1)	—	—	952.5	—	20.3	972.8
Other comprehensive income (1)	—	—	—	369.3	—	369.3
Balances as of December 31, 2014	2.5	5,275.0	1,817.2	1,086.7	43.2	8,224.6
Capital distributions to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and additional related
tax benefits	—	57.0	(3.9)	—	0.1	53.2
Transfer to affiliate	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (1)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (1)	—	—	—	(445.4)	—	(445.4)
Balances as of December 31, 2015	2.5	5,334.4	2,232.6	641.3	43.4	8,254.2
Capital distributions to parent	—	(20.0)	—	—	—	(20.0)
Stock-based compensation and additional related
tax benefits	—	59.7	(4.4)	—	0.4	55.7
Dividends to parent	—	—	(1,175.0)	—	—	(1,175.0)
Distributions to noncontrolling interest	—	—	—	—	(33.0)	(33.0)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(68.5)	—	(10.1)	—	(78.6)
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	$2.5	$5,305.6	$2,139.9	$748.4	$42.9	$8,239.3

(1) Excludes amounts attributable to redeemable noncontrolling interest. See Note 14, Stockholder's Equity, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2016	2015	2014
	(in millions)
Operating activities
Net income	$1,113.3	$941.4	$982.5
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	262.6	251.7	348.5
Additions to deferred acquisition costs	(377.7)	(356.5)	(347.4)
Accrued investment income	(41.9)	(24.5)	25.9
Net cash flows for trading securities	301.9	(166.3)	14.4
Premiums due and other receivables	108.0	(202.6)	34.5
Contractholder and policyholder liabilities and dividends	2,019.5	2,924.9	1,488.2
Current and deferred income taxes	69.5	100.2	239.3
Net realized capital (gains) losses	(99.5)	26.0	(62.7)
Depreciation and amortization expense	117.8	110.3	107.1
Mortgage loans held for sale, sold or repaid, net of gain	—	—	43.3
Real estate acquired through operating activities	(58.2)	(43.9)	(49.4)
Real estate sold through operating activities	227.6	51.9	158.0
Stock-based compensation	54.7	53.4	47.5
Other	590.0	640.2	172.3
Net adjustments	3,174.3	3,364.8	2,219.5
Net cash provided by operating activities	4,287.6	4,306.2	3,202.0
Investing activities
Available-for-sale securities:
Purchases	(13,308.7)	(9,314.6)	(8,598.2)
Sales	1,368.7	1,069.5	2,100.1
Maturities	7,562.0	6,475.9	6,047.1
Mortgage loans acquired or originated	(2,798.9)	(2,177.2)	(2,081.6)
Mortgage loans sold or repaid	1,968.1	1,532.7	1,671.6
Real estate acquired	(109.7)	(322.0)	(281.7)
Net purchases of property and equipment	(133.4)	(128.7)	(117.9)
Net change in other investments	(125.3)	203.8	266.2
Net cash used in investing activities	(5,577.2)	(2,660.6)	(994.4)
Financing activities
Proceeds from financing element derivatives	0.4	0.3	15.1
Payments for financing element derivatives	(87.7)	(82.0)	(58.0)
Excess tax benefits from share-based payment arrangements	7.8	11.0	6.8
Purchase of subsidiary shares from noncontrolling interest	—	(21.7)	(179.9)
Dividends paid to parent	(1,175.0)	(503.1)	(850.0)
Capital contributions from (distributions to) parent	(20.0)	18.9	(17.7)
Issuance of long-term debt	12.0	13.2	38.5
Principal repayments of long-term debt	(54.8)	(52.6)	(100.1)
Net repayments of short-term borrowings	(32.3)	(45.7)	(137.9)
Investment contract deposits	10,462.4	6,214.8	5,349.1
Investment contract withdrawals	(8,373.3)	(6,655.5)	(7,088.8)
Net increase in banking operation deposits	129.0	91.1	30.7
Other	6.0	(2.8)	(13.0)
Net cash provided by (used in) financing activities	874.5	(1,014.1)	(3,005.2)
Net increase (decrease) in cash and cash equivalents	(415.1)	631.5	(797.6)
Cash and cash equivalents at beginning of period	1,905.5	1,274.0	2,071.6
Cash and cash equivalents at end of period	$1,490.4	$1,905.5	$1,274.0
Supplemental information:
Cash paid for interest	$0.3	$0.1	$5.3
Cash paid for income taxes	$189.2	$154.5	$9.0
Supplemental disclosure of non-cash activities:
Assets received in kind for pension risk transfer transactions	$594.3	$—	$—
Note receivable from parent in consideration of subsidiaries transferred to parent	$—	$156.0	$—
Assets transferred to parent due to change in benefit plan sponsorship	$304.1	$—	$308.2
Liabilities assumed by parent due to change in benefit plan sponsorship	$(225.5)	$—	$(282.2)
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement, asset management and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We evaluated subsequent events through April 25, 2017, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Goodwill impairment testing
This authoritative guidance is to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

	January 1, 2020	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes certain optional practical expedients that may be elected. Early adoption is permitted.

	January 1, 2019	This guidance will require us to add our operating leases to the balance sheet. We are currently evaluating other impacts this guidance will have on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively. Early application is permitted in certain circumstances.
	January 1, 2018	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The primary focus of this guidance is to supersede the guidance to classify equity securities with readily determinable fair values into different categories (trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income. This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

January 1, 2018
We are currently evaluating the impact this guidance will have on our consolidated financial statements. As of December 31, 2016, we do not hold material equity securities accounted for at fair value through other comprehensive income that will be accounted for at fair value through net income under the updated guidance. This change is not expected to have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance (excluding insurance) currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We are currently evaluating the impact this guidance will have on our consolidated financial statements. Only a portion of our revenues are impacted by this guidance because the guidance does not apply to revenue on contracts accounted for under the financial instruments or insurance contracts standards. Our evaluation process includes, but is not limited to, identifying contracts within the scope of the guidance, reviewing and documenting our accounting for these contracts, and identifying and determining the accounting for any related contract costs.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption with early adoption permitted.

	January 1, 2018	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance will be adopted prospectively as indicated by the guidance for each area of change and will not have a material impact on our consolidated financial statements.
Standards adopted:
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 9, Insurance Liabilities, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Simplifying the presentation of debt issuance costs
This authoritative guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 4, Variable Interest Entities, for further details.
Discontinued operations
This authoritative guidance amends the definition of discontinued operations and requires entities to provide additional disclosures associated with discontinued operations, as well as disposal transactions that do not meet the discontinued operations criteria. The guidance requires discontinued operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

	January 1, 2015	This guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.
Fair value of financial assets and liabilities of a consolidated collateralized financing entity
This authoritative guidance provides a measurement alternative for a reporting entity to measure both the financial assets and financial liabilities of consolidated collateralized financing entities ("CCFEs") using the more observable of the fair value of the financial assets or of the financial liabilities for both the financial assets and financial liabilities.

	January 1, 2015	This guidance was adopted using a modified retrospective approach and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Foreign currency cumulative translation adjustment
This authoritative guidance clarifies how the cumulative translation adjustment related to a parent’s investment in a foreign entity should be released when certain transactions related to the foreign entity occur.
	January 1, 2014	The guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $128.7 million and $166.8 million as of December 31, 2016 and 2015, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on sponsored investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected. See Note 15, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of accumulated other comprehensive income (“AOCI”) related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 8%, 9% and 11% of our life insurance in force and 33%, 36% and 40% of the number of life insurance policies in force as of December 31, 2016, 2015 and 2014, respectively. Participating business represented approximately 43%, 49% and 53% of life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”) and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2016.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the lives of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs. DAC for participating life insurance policies are amortized in proportion to estimated gross margins. DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Long-Term Debt

Long-term debt included notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt were classified as long-term debt in our consolidated statements of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2016 and 2015, we had $412.4 million and $397.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2016 and 2015, $390.5 million, or 95%, and $379.4 million, or 95%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2016 and 2015, the total amount recoverable from reinsurers was $837.1 million and $857.3 million, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Premiums and other considerations:
Direct	$5,254.2	$5,275.8	$3,755.4
Assumed	226.0	183.2	143.9
Ceded	(455.7)	(401.6)	(402.1)
Net premiums and other considerations	$5,024.5	$5,057.4	$3,497.2

Benefits, claims and settlement expenses:
Direct	$6,298.8	$6,355.4	$4,650.6
Assumed	356.9	306.0	289.6
Ceded	(316.2)	(526.3)	(330.2)
Net benefits, claims and settlement expenses	$6,339.5	$6,135.1	$4,610.0

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

As of December 31, 2016 and 2015, the separate accounts included a separate account valued at $158.4 million and $158.2 million, respectively, which primarily included shares of PFG’s common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2016, 2015 and 2014, we received $272.7 million, $266.7 million and $327.1 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $420.1 million and $385.0 million as of December 31, 2016 and 2015, respectively, and earned interest of $2.1 million, $0.5 million and $0.3 million during 2016, 2015 and 2014, respectively.

We have short-term affiliated debt with our parent. See Note 10, Debt, for additional information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,517.8 million and $2,166.9 million as of December 31, 2016 and 2015, respectively. In addition, we recognized premiums and other fees of $404.3 million, $337.4 million and $278.1 million for the years ended December 31, 2016, 2015 and 2014, respectively, associated with this agreement. Furthermore, we recognized expenses of $565.0 million, $493.6 million and $473.1 million for the years ended December 31, 2016, 2015 and 2014, respectively, associated with this agreement.

We receive commission fees, distribution and services fees from Principal Securities, Inc. and Principal Management Corporation for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $409.0 million, $446.1 million and $377.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $58.8 million, $64.4 million and $66.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Effective December 2016, PFG became the sponsor of the qualified and nonqualified defined contribution plans for both employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses of $3.8 million from PFG during 2016 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses of $0.3 million from PFG during 2016 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 12, Employee and Agent Benefits, for further details.

Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. We were allocated $48.4 million and $74.1 million of pension expense from PFG during 2016 and 2015, respectively, and $9.6 million during 2014 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

During 2015, we transferred our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFSI. We received a $156.0 million 10-year note from PFSI for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year. Our ultimate parent, PFG, is a guarantor of the note. We recorded interest income of $6.0 million and less than $0.1 million for the years ended December 31, 2016 and 2015, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Income	Global	Insurance
	Solutions	Investors	Solutions	Consolidated
	(in millions)
Balance as of January 1, 2015	$18.7	$220.7	$56.4	$295.8
Transfer to affiliate (1)	—	(68.3)	—	(68.3)
Balance as of December 31, 2015	$18.7	$152.4	$56.4	$227.5

Balance as of December 31, 2016	$18.7	$152.4	$56.4	$227.5

(1)	See Note 2, Related Party Transactions, for further details.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2016	2015
	(in millions)
Gross carrying value	$54.8	$54.8
Accumulated amortization	24.1	21.6
Net carrying value	$30.7	$33.2

During 2016, 2015 and 2014, we fully amortized finite lived intangible assets of $0.0 million, $0.5 million and $15.8 million, respectively.

The amortization expense for intangible assets with finite useful lives was $2.5 million, $4.0 million and $6.7 million for 2016, 2015 and 2014, respectively. As of December 31, 2016, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2017	$3.6
2018	3.4
2019	3.3
2020	3.2
2021	2.3

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2016 and 2015. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization based on the fact that we will benefit from our parent’s acquisition.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2016 and December 31, 2015.

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Collateralized Private Investment Vehicles

We invest in cash and synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as "collateralized private investment vehicles"). The performance of the notes of these synthetic structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these synthetic entities because we act as the investment manager of the underlying portfolio and we have the power to make decisions and to receive benefits and the obligation to absorb losses that could be potentially significant to the VIE.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2016		December 31, 2015
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$233.3	$212.3	$257.9	$231.8
Collateralized private investment vehicles (2)	82.4	61.5	100.4	85.9
CMBS	12.5	—	18.4	—
Real estate (3)	329.2	26.8	384.2	71.3
Total	$657.4	$300.6	$760.9	$389.0

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)
The assets of the collateralized private investment vehicles are primarily fixed maturities, trading. The liabilities include derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts, which are reported in other liabilities.

(3)
The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities. Liabilities also included long-term debt as of December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2016
Fixed maturities, available-for-sale:
Corporate	$368.4	$298.6
Residential mortgage-backed pass-through securities	2,822.6	2,786.8
Commercial mortgage-backed securities	4,060.2	4,116.2
Collateralized debt obligations	758.1	779.6
Other debt obligations	5,021.0	5,033.6
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	19.9	19.9
Commercial mortgage-backed securities	1.9	1.9
Collateralized debt obligations	10.6	10.6
Other investments:
Other limited partnership and fund interests	613.6	1,014.1

December 31, 2015
Fixed maturities, available-for-sale:
Corporate	$453.4	$359.8
Residential mortgage-backed pass-through securities	2,614.2	2,537.2
Commercial mortgage-backed securities	3,850.0	3,862.2
Collateralized debt obligations	663.6	688.8
Other debt obligations	4,471.5	4,467.7
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	25.9	25.9
Commercial mortgage-backed securities	2.3	2.3
Collateralized debt obligations	35.1	35.1
Other investments:
Other limited partnership and fund interests	215.8	215.8

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2016
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,398.1	$17.2	$10.7	$1,404.6	$—
Non-U.S. governments	475.0	71.7	4.6	542.1	—
States and political subdivisions	5,431.6	190.8	86.8	5,535.6	1.1
Corporate	29,873.9	1,523.4	321.3	31,076.0	13.9
Residential mortgage-backed pass-through securities	2,786.8	66.4	30.6	2,822.6	—
Commercial mortgage-backed securities	4,116.2	31.0	87.0	4,060.2	77.5
Collateralized debt obligations	779.6	2.8	24.3	758.1	0.3
Other debt obligations	5,065.7	37.1	49.8	5,053.0	50.3
Total fixed maturities, available-for-sale	$49,926.9	$1,940.4	$615.1	$51,252.2	$143.1
Total equity securities, available-for-sale	$103.7	$3.5	$10.9	$96.3
December 31, 2015
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,423.5	$23.4	$8.2	$1,438.7	$—
Non-U.S. governments	349.7	77.1	2.8	424.0	—
States and political subdivisions	4,450.6	232.9	19.2	4,664.3	—
Corporate	27,552.7	1,317.8	595.4	28,275.1	6.0
Residential mortgage-backed pass-through securities	2,537.1	89.0	11.9	2,614.2	—
Commercial mortgage-backed securities	3,862.2	65.3	77.5	3,850.0	80.7
Collateralized debt obligations	688.8	1.4	26.6	663.6	1.3
Other debt obligations	4,529.7	39.2	35.4	4,533.5	58.2
Total fixed maturities, available-for-sale	$45,394.3	$1,846.1	$777.0	$46,463.4	$146.2
Total equity securities, available-for-sale	$110.2	$5.8	$14.2	$101.8

(1)
Excludes $119.5 million and $131.5 million as of December 31, 2016 and December 31, 2015, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2016, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$3,118.7	$3,132.7
Due after one year through five years	11,968.7	12,337.4
Due after five years through ten years	8,067.2	8,246.6
Due after ten years	14,024.0	14,841.6
Subtotal	37,178.6	38,558.3
Mortgage-backed and other asset-backed securities	12,748.3	12,693.9
Total	$49,926.9	$51,252.2

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale	$2,048.6	$1,923.4	$2,017.0
Fixed maturities, trading	11.4	11.6	12.2
Equity securities, available-for-sale	5.4	5.6	5.4
Equity securities, trading	11.6	9.8	6.5
Mortgage loans	533.7	525.7	563.4
Real estate	127.7	96.6	103.2
Policy loans	41.3	41.4	43.8
Cash and cash equivalents	8.3	4.3	3.7
Derivatives (1)	(36.1)	(66.6)	(87.9)
Other	114.8	75.1	71.1
Total	2,866.7	2,626.9	2,738.4
Investment expenses	(81.3)	(74.9)	(74.9)
Net investment income	$2,785.4	$2,552.0	$2,663.5

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$56.6	$17.0	$49.5
Gross losses	(22.4)	(4.3)	(23.8)
Net impairment losses	(95.1)	(30.3)	(83.7)
Hedging, net	(37.9)	(58.3)	(21.4)
Fixed maturities, trading	(5.0)	(6.1)	8.8
Equity securities, available-for-sale:
Net impairment (losses) recoveries	(1.7)	0.3	10.0
Equity securities, trading	(5.3)	(8.2)	10.7
Mortgage loans	4.4	(0.3)	(9.4)
Derivatives	198.8	82.5	60.3
Other	7.1	(18.3)	61.7
Net realized capital gains (losses)	$99.5	$(26.0)	$62.7

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,370.0 million, $1,059.6 million and $2,068.9 million in 2016, 2015 and 2014, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale	$(92.0)	$(1.1)	$18.5
Equity securities, available-for-sale	(1.7)	0.3	10.0
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(93.7)	(0.8)	28.5
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(3.1)	(29.2)	(102.2)
Net impairment losses on available-for-sale securities	$(96.8)	$(30.0)	$(73.7)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Beginning balance	$(128.0)	$(140.3)	$(235.4)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(41.9)	(6.1)	(7.2)
Credit losses for which an other-than-temporary impairment was
previously recognized	(31.7)	(13.8)	(67.4)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	60.5	24.7	163.1
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	6.4	7.5	6.6
Ending balance	$(134.7)	$(128.0)	$(140.3)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2016
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$555.3	$10.7	$8.2	$—	$563.5	$10.7
Non-U.S. governments	159.2	4.6	—	—	159.2	4.6
States and political subdivisions	2,222.1	86.3	4.8	0.5	2,226.9	86.8
Corporate	6,243.6	179.4	1,156.5	141.9	7,400.1	321.3
Residential mortgage-backed pass-
through securities	1,265.6	29.8	16.0	0.8	1,281.6	30.6
Commercial mortgage-backed
securities	1,615.6	40.1	612.5	46.9	2,228.1	87.0
Collateralized debt obligations	265.7	0.9	195.6	23.4	461.3	24.3
Other debt obligations	2,222.3	32.8	375.9	17.0	2,598.2	49.8
Total fixed maturities, available-for-sale	$14,549.4	$384.6	$2,369.5	$230.5	$16,918.9	$615.1
Total equity securities, available-for-sale	$18.2	$0.4	$35.4	$10.5	$53.6	$10.9

Our consolidated portfolio consisted of available-for-sale fixed maturities where 94% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) as of December 31, 2016. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2016, primarily due to tightening of credit spreads, partially offset by an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,911 securities reflecting an average price of 97 as of December 31, 2016. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2016, with associated unrealized losses of $374.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 453 securities reflecting an average price of 91 and an average credit rating of A- as of December 31, 2016. The corporate sector accounted for $141.9 million in unrealized losses with an average price of 89 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $46.9 million within the commercial mortgage-backed securities sector with an average price of 93 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2016.

	December 31, 2015
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$539.2	$7.5	$40.5	$0.7	$579.7	$8.2
Non-U.S. governments	55.1	2.8	—	—	55.1	2.8
States and political subdivisions	677.6	18.8	6.5	0.4	684.1	19.2
Corporate	7,441.3	291.1	1,244.2	304.3	8,685.5	595.4
Residential mortgage-backed pass-
through securities	656.7	6.7	147.9	5.2	804.6	11.9
Commercial mortgage-backed
securities	1,419.8	26.8	299.5	50.7	1,719.3	77.5
Collateralized debt obligations	424.9	3.8	164.0	22.8	588.9	26.6
Other debt obligations	2,459.3	18.8	403.5	16.6	2,862.8	35.4
Total fixed maturities, available-for-sale	$13,673.9	$376.3	$2,306.1	$400.7	$15,980.0	$777.0
Total equity securities, available-for-sale	$0.8	$1.0	$32.7	$13.2	$33.5	$14.2

Our consolidated portfolio consisted of available-for-sale fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost) as of December 31, 2015. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2015, primarily due to an increase in interest rates and widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,725 securities reflecting an average price of 97 as of December 31, 2015. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2015, with associated unrealized losses of $298.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 404 securities reflecting an average price of 85 and an average credit rating of BBB+ as of December 31, 2015. The corporate sector accounted for $304.2 million in unrealized losses with an average price of 80 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $50.7 million within the commercial mortgage-backed securities sector with an average price of 86 and an average credit rating of BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,387.7	$1,153.0
Noncredit component of impairment losses on fixed maturities, available-for-sale	(143.1)	(146.2)
Net unrealized losses on equity securities, available-for-sale	(7.4)	(8.4)
Adjustments for assumed changes in amortization patterns	(121.9)	(127.0)
Adjustments for assumed changes in policyholder liabilities	(237.0)	(214.2)
Net unrealized gains on derivative instruments	212.8	217.0
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	29.0	70.4
Provision for deferred income taxes	(390.6)	(329.4)
Net unrealized gains on available-for-sale securities and derivative instruments	$729.5	$615.2

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Commercial mortgage loans	$11,968.0	$11,222.4
Residential mortgage loans	697.5	620.0
Total amortized cost	12,665.5	11,842.4

Valuation allowance	(44.5)	(51.4)
Total carrying value	$12,621.0	$11,791.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Commercial mortgage loans:
Purchased	$120.5	$193.6	$57.3
Sold	—	1.0	0.2
Residential mortgage loans:
Purchased	242.9	227.3	99.0
Sold	—	—	34.6

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2016		December 31, 2015
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$532.1	4.4%	$509.4	4.5%
Middle Atlantic	3,317.3	27.7	3,075.6	27.4
East North Central	652.6	5.5	451.8	4.0
West North Central	185.6	1.6	264.3	2.4
South Atlantic	2,189.5	18.3	2,072.7	18.5
East South Central	239.3	2.0	215.1	1.9
West South Central	1,211.7	10.1	1,120.6	10.0
Mountain	932.6	7.8	898.8	8.0
Pacific	2,707.3	22.6	2,614.1	23.3
Total	$11,968.0	100.0%	$11,222.4	100.0%

Property type distribution
Office	$4,417.6	36.9%	$4,010.0	35.7%
Retail	2,671.1	22.3	2,521.6	22.5
Industrial	1,802.4	15.1	1,840.9	16.4
Apartments	2,741.4	22.9	2,474.2	22.0
Hotel	260.7	2.2	320.5	2.9
Mixed use/other	74.8	0.6	55.2	0.5
Total	$11,968.0	100.0%	$11,222.4	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $165.6 million and $218.8 million and first lien mortgages with an amortized cost of $531.9 million and $401.2 million as of December 31, 2016 and December 31, 2015, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2016
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$10,565.5	$158.5	$10,724.0
BBB+ thru BBB-	1,008.2	100.6	1,108.8
BB+ thru BB-	133.8	—	133.8
B+ and below	0.5	0.9	1.4
Total	$11,708.0	$260.0	$11,968.0

	December 31, 2015
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,825.3	$224.0	$10,049.3
BBB+ thru BBB-	870.1	119.5	989.6
BB+ thru BB-	158.6	0.1	158.7
B+ and below	24.1	0.7	24.8
Total	$10,878.1	$344.3	$11,222.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2016
	Home equity	First liens	Total
	(in millions)
Performing	$156.8	$528.5	$685.3
Non-performing	8.8	3.4	12.2
Total	$165.6	$531.9	$697.5

	December 31, 2015
	Home equity	First liens	Total
	(in millions)
Performing	$208.0	$396.0	$604.0
Non-performing	10.8	5.2	16.0
Total	$218.8	$401.2	$620.0

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Residential:
Home equity	$8.8	$10.8
First liens	3.4	5.2
Total	$12.2	$16.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2016
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$11,708.0	$11,708.0
Commercial-CTL	—	—	—	—	260.0	260.0
Residential-home equity	1.9	1.1	1.4	4.4	161.2	165.6
Residential-first liens	1.5	0.8	2.2	4.5	527.4	531.9
Total	$3.4	$1.9	$3.6	$8.9	$12,656.6	$12,665.5

	December 31, 2015
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$10,878.1	$10,878.1
Commercial-CTL	—	—	—	—	344.3	344.3
Residential-home equity	2.0	1.0	0.6	3.6	215.2	218.8
Residential-first liens	—	0.1	4.0	4.1	397.1	401.2
Total	$2.0	$1.1	$4.6	$7.7	$11,834.7	$11,842.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2016 or December 31, 2015.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.6)	(4.2)
Charge-offs	(1.5)	(4.8)	(6.3)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,968.0	678.3	12,646.3
Loan ending balance	$11,968.0	$697.5	$12,665.5

For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2016
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.5	$1.5	$—
With an allowance recorded:
Residential-home equity	13.0	14.1	5.5
Residential-first liens	4.7	4.5	0.4
Total:
Residential	$19.2	$20.1	$5.9

	December 31, 2015
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$3.6	$3.6	$—
With an allowance recorded:
Residential-home equity	13.7	14.8	7.0
Residential-first liens	5.8	5.8	0.5
Total:
Residential	$23.1	$24.2	$7.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-home equity	13.4	0.3
Residential-first liens	5.3	0.1
Total:
Residential	$21.3	$0.4

For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2016
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	9	$0.5	—	$—
Residential-first liens	1	0.1	—	—
Total	10	$0.6	—	$—

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

	For the year ended December 31, 2014
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $52.0 million, $49.3 million and $46.4 million in 2016, 2015 and 2014, respectively. Accumulated depreciation was $450.2 million and $405.5 million as of December 31, 2016 and 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2016	2015
		(in millions)
Total assets		$58,388.3	$60,234.7
Total liabilities		11,149.3	14,165.9
Total equity		$47,239.0	$46,068.8
Net investment in unconsolidated entities		$460.4	$466.1

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Total revenues	$6,859.6	$7,693.6	$1,485.2
Net income	2,884.1	4,443.0	747.3
Our share of net income of unconsolidated entities	93.2	57.4	52.9

Derivative assets are carried at fair value and reported as a component of other investments. Certain sponsored investment funds are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

As of December 31, 2016 and 2015, we posted $2,562.8 million and $2,705.5 million, respectively, in commercial mortgage loans and home equity mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2016 and 2015, we posted $2,219.6 million and $935.7 million, respectively, in fixed maturities, available-for-sale securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2016 and 2015, $272.8 million and $295.2 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2016
Derivative assets	$871.5	$(290.5)	$(570.9)	$10.1
December 31, 2015
Derivative assets	$656.5	$(409.7)	$(227.7)	$19.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2016
Derivative liabilities	$552.3	$(290.5)	$(243.9)	$17.9
December 31, 2015
Derivative liabilities	$729.0	$(409.7)	$(253.9)	$65.4

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $343.0 million and $381.4 million of derivative liabilities as of December 31, 2016 and December 31, 2015, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2016 and December 31, 2015.

6. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We currently use futures traded on an exchange (“exchange -traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We have investment contracts in which the return is tied to a leveraged inflation index. We economically hedge the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $310.3 million and $342.7 million in cash and securities under collateral arrangements as of December 31, 2016 and December 31, 2015, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2016 and December 31, 2015, was $453.8 million and $606.5 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $310.3 million and $342.7 million as of December 31, 2016 and December 31, 2015, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2016, we would be required to post an additional $41.2 million of collateral to our counterparties.

As of December 31, 2016 and December 31, 2015, we had received $565.4 million and $211.6 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$23,520.4	$21,704.2
Interest rate options	4,950.5	4,900.0
Interest rate futures	96.0	162.0
Swaptions	77.0	159.0
Foreign exchange contracts:
Currency swaps	1,333.9	1,589.2
Equity contracts:
Equity options	3,505.8	3,604.8
Equity futures	545.1	514.2
Credit contracts:
Credit default swaps	961.3	1,084.5
Total return swaps	90.0	90.0
Futures	11.9	13.1
Other contracts:
Embedded derivatives	9,574.5	9,294.1
Total notional amounts at end of period	$44,666.4	$43,115.1

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$733.1	$505.5
Interest rate options	27.3	34.1
Foreign exchange contracts:
Currency swaps	90.5	99.8
Equity contracts:
Equity options	28.2	39.9
Credit contracts:
Credit default swaps	7.0	13.4
Total return swaps	0.7	0.5
Total gross credit exposure	886.8	693.2
Less: collateral received	575.9	228.3
Net credit exposure	$310.9	$464.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$4.4	$9.4	$71.3	$132.2
Foreign exchange contracts	86.8	94.1	143.4	164.2
Total derivatives designated as hedging
instruments	$91.2	$103.5	$214.7	$296.4

Derivatives not designated as hedging
instruments
Interest rate contracts	$739.3	$493.0	$200.6	$255.8
Foreign exchange contracts	5.1	6.1	35.4	24.8
Equity contracts	28.2	40.0	95.9	112.3
Credit contracts	7.7	13.9	5.7	39.7
Other contracts	—	—	343.0	381.4
Total derivatives not designated as hedging
instruments	780.3	553.0	680.6	814.0

Total derivative instruments	$871.5	$656.5	$895.3	$1,110.4

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $130.8 million and $151.1 million as of December 31, 2016 and December 31, 2015, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an OTC credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2016 and December 31, 2015, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2016
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.6	$30.0	2.2
AA	94.0	0.8	94.0	1.2
A	145.0	1.2	145.0	1.3
BBB	290.0	2.3	290.0	2.1
B	20.0	(1.8)	20.0	2.8
Near default	10.0	0.2	10.0	3.0
Government/municipalities
AA	30.0	0.4	30.0	2.3
Sovereign
AA	10.0	0.1	10.0	2.7
BBB	40.0	0.3	40.0	2.7
Total single name credit default swaps	669.0	4.1	669.0	1.9

Basket and index credit default swaps
Corporate debt
Near default (1)	82.3	(1.6)	82.3	0.2
Government/municipalities
AA	30.0	(0.4)	30.0	0.7
Structured finance
AA	3.5	—	3.5	0.8
Total basket and index credit default swaps	115.8	(2.0)	115.8	0.4
Total credit default swap protection sold	$784.8	$2.1	$784.8	1.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.8	$30.0	3.2
AA	74.0	1.1	74.0	2.3
A	195.0	2.2	195.0	2.2
BBB	310.0	(0.9)	310.0	2.9
BB	30.0	(4.6)	30.0	3.1
CCC	10.0	(6.8)	10.0	4.0
Government/municipalities
AA	30.0	0.6	30.0	3.3
Sovereign
AA	10.0	—	10.0	3.7
BBB	40.0	(0.9)	40.0	3.7
Total single name credit default swaps	729.0	(8.5)	729.0	2.8

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(17.7)	100.4	1.2
Government/municipalities
AA	30.0	(1.1)	30.0	1.7
Structured finance
AAA	11.9	—	11.9	0.6
Total basket and index credit default swaps	142.3	(18.8)	142.3	1.3
Total credit default swap protection sold	$871.3	$(27.3)	$871.3	2.5

(1)
Includes $60.0 million and $78.0 million as of December 31, 2016 and December 31, 2015, respectively, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2016
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)

Structured finance
AA	$14.1	$14.1	0.6
BBB	3.5	3.5	0.8
BB	2.3	2.3	0.8
CCC	4.7	4.7	1.2
Total structured finance	24.6	24.6	0.8
Total fixed maturities with credit derivatives	$24.6	$24.6	0.8

	December 31, 2015
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.6	$24.6	1.0
Total corporate debt	24.6	24.6	1.0

Structured finance
A	52.2	52.2	1.1
BBB	3.4	3.4	1.6
BB	2.3	2.3	1.6
CCC	4.8	4.8	1.9
Total structured finance	62.7	62.7	1.2
Total fixed maturities with credit derivatives	$87.3	$87.3	1.1

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2016	2015	2014	relationships	2016	2015	2014
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$19.5	$26.4	$25.4	available-for-sale	$(19.2)	$(26.1)	$(27.7)
Interest rate contracts	(0.9)	0.8	2.0	Investment contracts	1.0	(0.7)	(1.9)
Foreign exchange				Fixed maturities,
contracts	—	3.8	5.5	available-for-sale	—	(3.8)	(5.4)
Foreign exchange
contracts	—	—	0.2	Investment contracts	—	—	(0.2)
Total	$18.6	$31.0	$33.1	Total	$(18.2)	$(30.6)	$(35.2)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale (1)	$(41.9)	$(72.8)	$(93.0)
Investment contracts (2)	2.6	3.7	4.3

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 3.5 years. As of December 31, 2016, we had $16.2 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. During 2016 and 2015, we did not have any reclassifications from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2016	2015	2014	(effective portion)	2016	2015	2014
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(33.1)	$33.1	$29.0	income	$19.4	$16.8	$13.8
					Net realized capital
					gains	11.2	—	—
Interest rate					Benefits, claims and
contracts	Investment contracts	1.6	4.7	2.0	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	4.0	16.9	68.7	gains (losses)	6.2	28.4	(10.2)
Foreign exchange					Benefits, claims and
contracts	Investment contracts	6.0	2.4	7.2	settlement expenses	—	—	—
Total		$(21.5)	$57.1	$106.9	Total	$36.8	$45.2	$3.6

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale (1)	$5.8	$6.1	$5.1
Investment contracts (2)	(15.7)	(18.3)	(11.1)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.3 million, $0.0 million and $0.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We expect to reclassify net gains of $14.5 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2016	2015	2014
	(in millions)
Interest rate contracts	$243.3	$74.0	$246.1
Foreign exchange contracts	(10.7)	(11.2)	(31.4)
Equity contracts	(123.5)	(50.5)	21.9
Credit contracts	37.4	3.5	(34.7)
Other contracts	14.5	(5.7)	(190.2)
Total	$161.0	$10.1	$11.7

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of December 31, 2016, cumulative actual earnings were greater than cumulative expected earnings. Therefore, we established an additional $8.2 million liability, which was recorded within policyholder dividends obligation. As of December 31, 2015, cumulative actual earnings were less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $117.9 million and $88.7 million as of December 31, 2016 and 2015, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,068.4	$4,229.2
Other policyholder funds	8.1	9.2
Policyholder dividends payable	232.5	246.4
Policyholder dividends obligation	126.1	88.7
Other liabilities	7.7	8.2
Total Closed Block liabilities	4,442.8	4,581.7

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,218.9	2,211.5
Fixed maturities, trading	6.7	10.3
Equity securities, available-for-sale	3.0	3.8
Mortgage loans	842.2	899.1
Policy loans	566.7	587.2
Other investments	62.4	81.9
Total investments	3,699.9	3,793.8
Cash and cash equivalents	76.2	88.8
Accrued investment income	43.6	45.3
Premiums due and other receivables	11.7	11.3
Deferred tax asset	62.3	55.2
Other assets	—	0.2
Total assets designated to the Closed Block	3,893.7	3,994.6
Excess of Closed Block liabilities over assets designated to the Closed Block	549.1	587.1
Amounts included in accumulated other comprehensive income	0.7	9.3
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$549.8	$596.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Premiums and other considerations	$298.0	$325.6	$351.9
Net investment income	181.6	187.0	201.9
Net realized capital losses	(1.0)	(0.2)	(2.3)
Total revenues	478.6	512.4	551.5

Expenses
Benefits, claims and settlement expenses	267.1	283.2	313.3
Dividends to policyholders	153.5	160.4	173.2
Operating expenses	3.6	3.9	4.3
Total expenses	424.2	447.5	490.8
Closed Block revenues, net of Closed Block expenses, before income taxes	54.4	64.9	60.7
Income taxes	17.1	20.7	19.5
Closed Block revenues, net of Closed Block expenses and income taxes	37.3	44.2	41.2
Funding adjustment charges	9.3	8.3	(4.8)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$46.6	$52.5	$36.4

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Beginning of year	$596.4	$648.9	$685.3
End of year	549.8	596.4	648.9
Change in maximum future earnings	$(46.6)	$(52.5)	$(36.4)

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Balance at beginning of year	$3,057.3	$2,754.6	$2,848.8
Costs deferred during the year	377.7	356.5	347.4
Amortized to expense during the year (1)	(262.6)	(251.7)	(348.5)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	11.8	197.9	(93.1)
Balance at end of year	$3,184.2	$3,057.3	$2,754.6

(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2016	2015
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,864.9	$10,147.4
GICs	10,290.7	10,222.8
Funding agreements	8,270.3	6,863.4
Other investment contracts	936.8	996.6
Total liabilities for investment contracts	30,362.7	28,230.2
Universal life and other reserves	4,975.0	4,921.4
Total contractholder funds	$35,337.7	$33,151.6

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2016 and 2015, $106.7 million and $107.5 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2016 and 2015, $702.0 million and $1,021.0 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2016 and 2015, $201.5 million and $201.4 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2016 and 2015, $119.8 million and $246.0 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement -backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. As of December 31, 2016 and 2015, $4,389.4 million and $3,537.0 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Balance at beginning of year	$1,872.2	$1,771.4	$1,662.2
Less: reinsurance recoverable	314.1	284.6	254.9
Net balance at beginning of year	1,558.1	1,486.8	1,407.3
Incurred:
Current year	1,103.5	1,037.0	994.2
Prior years	24.4	(18.1)	(17.8)
Total incurred	1,127.9	1,018.9	976.4
Payments:
Current year	701.9	646.7	614.2
Prior years	323.1	300.9	282.7
Total payments	1,025.0	947.6	896.9
Net balance at end of year	1,661.0	1,558.1	1,486.8
Plus: reinsurance recoverable	340.3	314.1	284.6
Balance at end of year	$2,001.3	$1,872.2	$1,771.4

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$49.3	$58.9	$55.1

Incurred liability adjustments relating to prior years, which affected current operations during 2016, 2015 and 2014, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2016	2016
	($ in millions)
Incurral
year
2007	$228.1	$218.0	$216.3	$220.7	$211.4	$206.6	$203.4	$200.5	$198.0	$196.8	$0.1	8,721
2008		227.7	222.3	226.3	225.9	218.5	209.5	205.5	201.6	199.8	0.1	7,728
2009			218.6	224.4	224.2	224.8	217.7	214.1	208.5	205.8	0.1	6,553
2010				184.1	176.7	176.2	172.0	162.7	155.7	154.1	0.1	5,644
2011					203.7	192.6	185.4	184.8	178.4	172.3	0.1	6,282
2012						217.9	200.0	191.1	189.5	181.8	0.1	6,441
2013							219.3	203.3	188.4	190.7	1.6	7,041
2014								242.2	231.4	214.4	3.8	7,560
2015									231.0	227.2	6.3	7,075
2016										229.8	83.0	3,936
Total net incurred claims										$1,972.7

	Net cumulative paid claims (1)
	December 31,
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(in millions)
Incurral
year
2007	$14.2	$57.3	$85.9	$101.5	$113.1	$123.7	$131.5	$139.1	$145.1	$151.0
2008		15.1	58.1	84.0	99.4	113.3	123.2	131.7	139.4	146.4
2009			13.4	55.2	82.6	101.0	113.8	124.6	133.1	141.8
2010				10.4	46.5	67.1	78.4	85.9	94.2	100.9
2011					11.2	50.0	72.5	85.7	95.4	105.2
2012						13.8	55.1	80.8	93.7	104.6
2013							12.5	55.0	81.4	97.0
2014								16.1	66.0	96.3
2015									16.9	67.0
2016										16.2
Total net paid claims										1,026.4
All outstanding liabilities for unpaid claims prior to 2007 net of reinsurance										203.7
Total outstanding liabilities for unpaid claims net of reinsurance										$1,150.0

	(1) 2007-2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Dental, Vision and STD Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2015	2016	2016	2016
	($ in millions)
Incurral year
2015	$508.7	$501.6	$0.1	2,390,598
2016		544.2	29.5	2,429,004
Total net incurred claims		$1,045.8

	Net cumulative
	paid claims (1)
	December 31,
	2015	2016
	(in millions)
Incurral year
2015	$461.0	$501.6
2016		495.4
Total net paid claims		997.0
All outstanding liabilities for unpaid claims prior to 2015 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$48.8

(1) 2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2015	2016	2016	2016
	($ in millions)
Incurral year
2015	$194.4	$195.0	$0.4	4,718
2016		222.6	21.0	4,634
Total net incurred claims		$417.6

	Net cumulative
	paid claims (1)
	December 31,
	2015	2016
	(in millions)
Incurral year
2015	$159.3	$193.8
2016		179.0
Total net paid claims		372.8
All outstanding liabilities for unpaid claims prior to 2015 net of
reinsurance		0.6
Total outstanding liabilities for unpaid claims net of reinsurance		$45.4

(1) 2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2016
	LTD and Group	Dental, Vision and
	Life Waiver	STD	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,150.0	$48.8	$45.4	$1,244.2

Reconciling items:
Reinsurance recoverable on unpaid claims	76.8	—	0.5	77.3
Impact of discounting	(234.1)	—	—	(234.1)
Liability for unpaid claims - short-duration
contracts	$992.7	$48.8	$45.9	1,087.4
Insurance contracts other than short-duration				913.9
Liability for unpaid claims				$2,001.3

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2016 (1)
	LTD and Group Life	Dental, Vision and
Year	Waiver	STD	Group Life
1	7.1%	91.8%	81.7%
2	22.2	8.0	17.4
3	13.7
4	7.9
5	6.0
6	5.3
7	4.2
8	4.0
9	3.3
10	3.0

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

	LTD and Group			Dental, Vision and
	Life Waiver			STD			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2016	$992.7			$48.8			$45.9
December 31, 2015	984.4			47.8			36.4
Range of discount rates
December 31, 2016	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2015	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2016	$234.1			$—			$—
December 31, 2015	246.1			—			—
Interest accretion
For the year ended:
December 31, 2016	$36.3			$—			$—
December 31, 2015	37.6			—			—
December 31, 2014	38.1			—			—

10. Debt

Short-Term Debt

As of December 31, 2016 and 2015, we had $76.5 million and $108.8 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.6 million, $0.4 million and $0.5 million during 2016, 2015 and 2014, respectively. As of both December 31, 2016 and 2015, we had short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million. These credit facilities include a $400.0 million 5-year facility that matures in March 2021, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2017, and a $200.0 million 5-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2021. These facilities may be used for general corporate purposes, including commercial paper back-stop. In addition to the revolving credit facilities, we have a $45.0 million unsecured line of credit. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2016 and 2015.

The weighted‑average interest rate on short-term borrowings as of December 31, 2016 and 2015, was 0.6% and 0.3%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2016	2015
	(in millions)

Non-recourse mortgages and notes payable	$—	$42.8
Total long-term debt	$—	$42.8

The non-recourse mortgages and notes payable were primarily financings for real estate developments. Outstanding principal balances as of December 31, 2016, were $0.0 million due to outstanding debt maturing in 2016. Outstanding principal balances as of December 31, 2015, ranged from $1.7 million to $41.1 million per development with interest rates being variable. Outstanding debt was secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $79.5 million as of December 31, 2015.

11. Income Taxes

Income Tax Expense

Our income tax expense was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Current income taxes:
U.S. federal	$137.7	$266.2	$218.8
State	9.8	9.3	6.0
Foreign	(0.3)	0.7	4.9
Tax benefit of operating loss carryforward	—	(42.3)	(161.4)
Total current income taxes	147.2	233.9	68.3
Deferred income taxes:
U.S. federal	138.0	46.4	172.7
State	(0.2)	1.6	2.0
Total deferred income taxes	137.8	48.0	174.7
Total income taxes	$285.0	$281.9	$243.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2016	2015	2014
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(12)	(13)	(12)
Interest exclusion from taxable income	(2)	(2)	(2)
Tax credits	(2)	(2)	(2)
Impact of court ruling on some uncertain tax positions	—	4	—
Other	1	1	1
Effective income tax rate	20%	23%	20%

Our income before income taxes was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Domestic	$1,398.0	$1,217.8	$1,216.3
Foreign	0.3	5.5	9.2
Total income before income taxes	$1,398.3	$1,223.3	$1,225.5

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2016	2015
	(in millions)
Balance at beginning of period	$215.2	$168.5
Additions based on tax positions related to the current year	—	12.8
Additions for tax positions of prior years	—	45.2
Reductions for tax positions related to the current year	(12.6)	(8.7)
Reductions for tax positions of prior years	—	(2.6)
Balance at end of period (1)	$202.6	$215.2

(1) Of this amount, $75.8 million, if recognized, would reduce the 2016 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2016 and 2015, we had recognized $142.3 million and $137.9 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2016	2015
	(in millions)
Deferred income tax assets:
Insurance liabilities	$88.2	$109.6
Investments, including derivatives	306.7	354.2
Net operating loss carryforwards	0.5	0.5
Tax credit carryforwards	199.8	158.5
Employee benefits	75.8	158.4
Other deferred income tax assets	51.9	43.8
Total deferred income tax assets	722.9	825.0
Deferred income tax liabilities:
Deferred acquisition costs	(876.8)	(831.0)
Investments, including derivatives	(404.5)	(355.3)
Net unrealized gains on available-for-sale securities	(449.7)	(373.0)
Real estate	(123.0)	(122.1)
Intangible assets	(13.9)	(16.4)
Other deferred income tax liabilities	(20.9)	(20.0)
Total deferred income tax liabilities	(1,888.8)	(1,717.8)
Total net deferred income tax liabilities	$(1,165.9)	$(892.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2016	2015
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,160.7)	$(887.3)
State	(5.2)	(5.5)
Total net deferred income tax liabilities	$(1,165.9)	$(892.8)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2016 and 2015, we had tax credit carryforwards for U.S. federal income tax purposes of $199.8 million and $158.5 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will expire in 2023 while others never expire. As of December 31, 2016, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

As of December 31, 2016 and 2015, domestic state net operating loss carryforwards were $7.0 million and $9.4 million, respectively, and will expire between 2017 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2016, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2016 and 2015, we had $243.2 million and $232.1 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

We filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against our tax treatment of transactions involving the purchase and sale of principal-only certificates. These recent events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015 and a $47.5 million reduction in net income in the second quarter of 2014. We believe we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of uncertain tax benefits will significantly increase or decrease in the next twelve months.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

12. Employee and Agent Benefits

Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

	Other postretirement
	benefits
	December 31,
	2016	2015
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(165.7)	$(169.7)
Service cost	(2.1)	(2.0)
Interest cost	(5.3)	(6.6)
Actuarial gain (loss)	0.6	(2.7)
Participant contribution	(3.9)	(6.4)
Benefits paid	9.2	12.7
Plan amendments	51.6	9.7
Plan transfer due to change in sponsorship	23.0	—
Other	—	(0.7)
Benefit obligation at end of year	$(92.6)	$(165.7)

Change in plan assets
Fair value of plan assets at beginning of year	$627.0	$639.7
Actual return on plan assets	6.3	(6.9)
Employer contribution	0.5	0.5
Participant contributions	3.9	6.4
Benefits paid	(9.2)	(12.7)
Plan transfer due to change in sponsorship	(27.1)	—
Fair value of plan assets at end of year	$601.4	$627.0

Amount recognized in statement of financial position
Other assets	$510.8	$461.9
Other liabilities	(2.0)	(0.6)
Total	$508.8	$461.3

Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss	$15.8	$(8.6)
Prior service benefit	(46.2)	(33.0)
Pre-tax accumulated other comprehensive income	$(30.4)	$(41.6)

Other Postretirement Plan Changes and Plan Gains/Losses

Effective October 31, 2016, subsidies were eliminated for pre-65 retiree medical, retiree dental, and retiree group term life coverage for employees and agents who retire on or after January 1, 2020. The amendment to the OPEB plan resulted in a remeasurement, which resulted in a change in discount rate. This plan amendment reduced our accumulated postretirement benefit obligation by $51.6 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, transitioned from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) provides a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2015 and 2014, the Medicare subsidies we received and accrued for were $0.7 million and $0.7 million, respectively. Effective January 1, 2016, Medicare-eligible retirees were transitioned to a plan sponsored by PFG such that we no longer receive subsidies.

For the year ended December 31, 2016, the other postretirement benefit plans had an actuarial gain primarily due to actual and projected medical claims costs being lower than previously expected offset by a decrease in the discount rate. For the year ended December 31, 2015, the other postretirement benefit plans had an actuarial loss primarily due to a greater than expected increase in claim costs and a longer trend rate for participants under age 65.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2016	2015
	(in millions)
Accumulated postretirement benefit obligation	$2.6	$1.3
Fair value of plan assets	0.6	0.7

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service cost	$—	$—	$45.0	$2.1	$2.0	$1.4
Interest cost	—	—	97.6	5.3	6.6	6.6
Expected return on plan assets	—	—	(110.0)	(31.5)	(34.0)	(32.6)
Amortization of prior service benefit	—	—	(3.9)	(22.9)	(18.4)	(20.3)
Recognized net actuarial (gain) loss	—	—	42.1	0.2	(0.8)	(3.4)
Plan amendments	—	—	—	—	5.8	—
Net periodic benefit cost (income)	$—	$—	$70.8	$(46.8)	$(38.8)	$(48.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

	Other postretirement benefits
	For the year ended December 31,
	2016	2015
	(in millions)
Other changes recognized in accumulated other comprehensive loss
Net actuarial loss	$24.6	$43.6
Amortization of gain (loss)	(0.2)	0.8
Amortization of prior service benefit	22.9	18.4
Plan transfer due to change in sponsorship	15.5	—
Plan amendments	(51.6)	(15.5)
Total recognized in pre-tax accumulated other comprehensive loss	$11.2	$47.3
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(35.6)	$8.5

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2017 fiscal year are $0.0 million and $(34.6) million, respectively.

Assumptions

Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Other postretirement benefits
	For the year ended December 31,
	2016	2015
Discount rate	3.75%	4.15%
Rate of compensation increase	2.44%	4.82%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits
	For the year ended December 31,
	2016	2015	2014
Discount rate	NA	NA	4.90%
Expected long-term return on plan assets	NA	NA	6.75%
Rate of compensation increase:
Cash balance benefit	NA	NA	5.29%
Traditional benefit	NA	NA	3.06%

	Other postretirement benefits
	For the year ended December 31,
	2016	2015	2014
Discount rate (1)	3.35%	4.00%	4.90%
Expected long-term return on plan assets	5.25%	5.36%	5.36%
Rate of compensation increase	4.82%	4.82%	4.83%

(1)
The funded statuses of the affected plans were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.25% expected long-term return on plan assets for 2016 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical under age 65, medical age 65 and over, life and long-term care plans were 5.20%, 5.10%, 5.70% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2016	2015
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2023	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.5	$(0.4)
Effect on accumulated postretirement benefit obligation	(1.6)	1.5

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a our general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Plan assets also previously included a general account investment of ours. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2016
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.2	$1.2	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	186.8	155.6	31.2	—
U.S. equity portfolios (3)	138.4	96.1	42.3	—
International equity portfolios (4)	47.3	39.3	8.0	—
Alternative mutual fund portfolios (5)	221.3	221.3	—	—
Real estate mutual fund (6)	6.4	6.4	—	—
Total	$601.4	$519.9	$81.5	$—

	December 31, 2015
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.9	$5.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	181.7	173.2	8.5	—
General account investment (2)	33.5	—	—	33.5
U.S. equity portfolios (3)	339.6	278.8	60.8	—
International equity portfolios (4)	66.3	54.4	11.9	—
Total	$627.0	$512.3	$81.2	$33.5

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(5)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(6)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2016 and 2015, $81.8 million and $81.2 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.7)	$(33.6)	$1.8	$—	$—	$—

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
General account investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014
(in millions)
Asset category
General account investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2017	$10.7	$—
2018	11.2	—
2019	11.7	—
2020	10.8	—
2021	9.9	—
2022-2026	9.2	—

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2016.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2016. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million, $45.7 million and $41.7 million in 2016, 2015 and 2014, respectively, to the qualified defined contribution plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million, $4.5 million and $4.1 million in 2016, 2015 and 2014, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans.  In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act ("ERISA") and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against PMC and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants were granted summary judgment and the case was dismissed. ACE has appealed that grant of summary judgment and subsequent dismissal to the Eighth Circuit Court of Appeals. The ACE Defendants continue to aggressively defend the lawsuit.

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action. The estate’s claim against us, including interest, was approximately $600.0 million. On June 28, 2016, the bankruptcy court granted the Defendants’ motion to dismiss directed at common issues and dismissed with prejudice all claims against us. Defendants, including us, have requested that the bankruptcy court issue an order directing entry of final judgment consistent with its June 28, 2016, decision. Lehman has the right to appeal an order of final judgment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2016, we had no estimated losses accrued related to the legal matters discussed above because we believe the chance of loss from these matters is not probable and the amount of loss cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts we could not estimate as of December 31, 2016.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. In addition, we have provided guarantees to third parties primarily related to former subsidiaries and joint ventures. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2016, was approximately $266.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We transferred several of our administrative and reconciliation functions from our Des Moines, Iowa, office to our affiliate Principal Global Services Private Limited (“PGS”) in Pune, India. We issued a guarantee accepting liability for all acts and omissions of PGS. Because the guarantee has no limitation with respect to duration or amount, the maximum exposure of the guarantee in the future is indeterminable.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2016 and 2015, the liability balance for guaranty fund assessments, which is not discounted, was $14.9 million and $15.1 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of both December 31, 2016 and 2015, $5.7 million related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2016, 2015 and 2014, was $31.2 million, $29.5 million and $29.5 million, respectively.

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2017	$37.6
2018	29.5
2019	20.9
2020	15.4
2021	11.3
2022 and thereafter	36.8
Total operating lease obligations	151.5
Less: Future sublease rental income on noncancelable leases	2.2
Total future minimum lease payments	$149.3

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2016 and 2015, these leases had a gross asset balance of $55.4 million and $57.8 million and accumulated depreciation of $27.9 million and $28.1 million, respectively. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $12.4 million, $11.8 million and $11.8 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2017	$2.9
2018	2.0
2019	0.9
2020	0.3
2021	—
2022 and thereafter	—
Total	6.1
Less: Amounts representing interest	0.2
Net present value of minimum lease payments	$5.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.4)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.3)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.0)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.5)	14.1	(26.4)
Net unrealized gains on available-for-sale securities	159.4	(55.6)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.1)	2.0
Adjustments for assumed changes in amortization patterns	(3.4)	1.2	(2.2)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.3)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.2)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.5)	25.1
Reclassification adjustment for gains included in net income (3)	(36.8)	9.1	(27.7)
Adjustments for assumed changes in amortization patterns	2.9	(1.0)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.0)	10.9
Net unrealized gains on derivative instruments	15.6	(5.4)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.5)	17.6
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(22.7)	8.0	(14.7)
Net unrecognized postretirement benefit obligation	4.4	(1.5)	2.9

Other comprehensive income	$179.9	$(62.7)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2014	$796.3	$(166.8)	$20.6	$1.5	$(155.9)	$495.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified from AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	221.7	221.7
Balances as of December 31, 2014	1,057.5	(104.9)	77.2	(0.9)	57.8	1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances as of December 31, 2015	609.8	(86.1)	91.5	(0.9)	27.0	641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.7)	—	(14.7)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.1)	(10.1)
Balances as of December 31, 2016	$713.6	$(85.8)	$101.7	$(0.9)	$19.8	$748.4

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintained an equity interest that was redeemable at the option of the holder, which could have been exercised on varying dates. Since redemption of the noncontrolling interest was outside of our control, this interest was presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For our redeemable noncontrolling interest related to consolidated subsidiaries, redemptions were required to be purchased at fair value or a value based on a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. The carrying value of the redeemable noncontrolling interest was compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option were determined after the attribution of net income or loss of the subsidiary and were recognized in the redemption value as they occurred. Adjustments to the carrying value of redeemable noncontrolling interest resulted in adjustments to additional paid-in capital and/or retained earnings. Adjustments were recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeded its fair value. All other adjustments to the redeemable noncontrolling interest were recorded in additional paid-in capital.

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance as of January 1, 2014	$208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (1)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Other comprehensive income attributable to redeemable noncontrolling interest	(1.3)
Balance as of December 31, 2014	21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Transfer to affiliate (2)	(19.1)
Other comprehensive income attributable to redeemable noncontrolling interest	(0.1)
Balance as of December 31, 2015	$—

(1) During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.

(2)	See Note 2, Related Party Transactions, for additional information.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2016 statutory results, Principal Life could pay approximately $1,143.3 million in ordinary stockholder dividends in 2017 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may be extraordinary and require regulatory approval.

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2016.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2016, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Other Investments

Other investments reported at fair value include unconsolidated sponsored investment funds, other investment funds reported at fair value or for which the fair value option was elected, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

The fair value of unconsolidated sponsored investment funds and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we feel we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs valued using the measurement alternative for CCFEs are reflected in Level 2. These investments are based on the more observable fair value of the liabilities of the consolidated VIEs.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. The VIEs’ unaffiliated obligations are valued utilizing internal pricing models, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2016
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,404.6	$—	$986.5	$418.1	$—
Non-U.S. governments	542.1	—	—	534.5	7.6
States and political subdivisions	5,535.6	—	—	5,535.6	—
Corporate	31,076.0	—	21.2	30,909.2	145.6
Residential mortgage-backed securities	2,822.6	—	—	2,822.6	—
Commercial mortgage-backed securities	4,060.2	—	—	3,989.1	71.1
Collateralized debt obligations	758.1	—	—	724.5	33.6
Other debt obligations	5,053.0	—	—	4,961.5	91.5
Total fixed maturities, available-for-sale	51,252.2	—	1,007.7	49,895.1	349.4
Fixed maturities, trading	219.8	—	—	126.9	92.9
Equity securities, available-for-sale	96.3	—	55.2	38.4	2.7
Equity securities, trading	10.7	—	10.0	0.7	—
Derivative assets (1)	871.5	—	—	837.9	33.6
Other investments (2)	167.4	92.7	24.4	13.4	36.9
Cash equivalents (3)	769.1	—	—	769.1	—
Sub-total excluding separate account
assets	53,387.0	92.7	1,097.3	51,681.5	515.5

Separate account assets	103,662.0	—	79,462.9	16,972.8	7,226.3
Total assets	$157,049.0	$92.7	$80,560.2	$68,654.3	$7,741.8

Liabilities
Investment contracts (4)	$(130.8)	$—	$—	$—	$(130.8)
Derivative liabilities (1)	(552.2)	—	—	(530.4)	(21.8)
Other liabilities (4)	(272.2)	—	—	(212.3)	(59.9)
Total liabilities	$(955.2)	$—	$—	$(742.7)	$(212.5)

Net assets	$156,093.8	$92.7	$80,560.2	$67,911.6	$7,529.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,438.7	$—	$919.8	$518.9	$—
Non-U.S. governments	424.0	—	—	384.5	39.5
States and political subdivisions	4,664.3	—	—	4,664.3	—
Corporate	28,275.1	—	38.0	28,080.8	156.3
Residential mortgage-backed securities	2,614.2	—	—	2,614.2	—
Commercial mortgage-backed securities	3,850.0	—	—	3,845.2	4.8
Collateralized debt obligations	663.6	—	—	600.1	63.5
Other debt obligations	4,533.5	—	—	4,526.0	7.5
Total fixed maturities, available-for-sale	46,463.4	—	957.8	45,234.0	271.6
Fixed maturities, trading	538.8	—	199.2	204.1	135.5
Equity securities, available-for-sale	101.8	—	62.2	35.5	4.1
Equity securities, trading	204.4	—	2.7	201.7	—
Derivative assets (1)	656.5	—	—	609.8	46.7
Other investments (2)	141.5	69.6	16.5	20.3	35.1
Cash equivalents (3)	948.9	—	—	948.9	—
Sub-total excluding separate account
assets	49,055.3	69.6	1,238.4	47,254.3	493.0

Separate account assets	94,762.8	—	72,096.2	15,775.1	6,891.5
Total assets	$143,818.1	$69.6	$73,334.6	$63,029.4	$7,384.5

Liabilities
Investment contracts (4)	$(151.1)	$—	$—	$—	$(151.1)
Derivative liabilities (1)	(729.0)	—	—	(678.5)	(50.5)
Other liabilities (4)	(298.4)	—	—	(230.3)	(68.1)
Total liabilities	$(1,178.5)	$—	$—	$(908.8)	$(269.7)

Net assets	$142,639.6	$69.6	$73,334.6	$62,120.6	$7,114.8

(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes sponsored investment funds, other investment funds, equity method investments reported at fair value and commercial mortgage loans of consolidated VIEs.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.
(5) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. These consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $57.6 million and $7.3 million as of December 31, 2016 and December 31, 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.4)	$—	$(32.6)	$7.6	$—
Corporate	156.3	(1.4)	(1.9)	(21.4)	15.7	(1.7)	145.6	(1.4)
Commercial
mortgage-backed
securities	4.8	(8.3)	8.8	32.7	35.4	(2.3)	71.1	(8.3)
Collateralized
debt obligations	63.5	—	0.8	(30.7)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.6)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.7)	10.3	79.3	51.1	(53.2)	349.4	(9.7)
Fixed maturities,
trading	135.5	0.5	—	(43.1)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.3)	(0.1)	—	—	—	2.7	(1.4)
Derivative assets	46.7	(13.5)	—	0.4	—	—	33.6	(13.0)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.9)	5.3	(0.8)	7,226.3	669.7

Liabilities
Investment contracts	(151.1)	14.6	—	5.7	—	—	(130.8)	7.8
Derivative liabilities	(50.5)	27.3	0.5	0.9	—	—	(21.8)	23.9
Other liabilities	(68.1)	(9.2)	—	17.4	—	—	(59.9)	(7.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(3)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(3)	Level 3	Level 3	2014	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investment contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	4.3	—	—	(25.7)	(21.4)
Commercial mortgage-backed securities	35.7	—	—	(3.0)	32.7
Collateralized debt obligations	—	—	—	(30.7)	(30.7)
Other debt obligations	105.0	(2.3)	—	(2.6)	100.1
Total fixed maturities, available-for-sale	145.0	(2.3)	—	(63.4)	79.3
Fixed maturities, trading	—	(18.0)	—	(25.1)	(43.1)
Derivative assets	0.5	(0.1)	—	—	0.4
Other investments	0.7	(0.4)	—	—	0.3
Separate account assets (4)	453.3	(615.2)	(345.4)	89.4	(417.9)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Derivative liabilities	—	0.9	—	—	0.9
Other liabilities	—	17.4	—	—	17.4

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	—	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0
Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (4)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9
Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (4)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	22.2	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred between Level 1 and Level 2 during 2016, 2015 and 2014, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Other investments transferred from Level 2 into Level 1 during 2015, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Assets transferred into Level 3 during 2016, 2015 and 2014, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2016, 2015 and 2014, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. Additionally, for the year ended December 31, 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$7.6	Discounted cash flow	Discount rate (1)	2.3%	2.3%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	49.8	Discounted cash flow	Discount rate (1)	1.5%-7.6%	4.0%
			Illiquidity premium	0bps-60bps	27bps
			Comparability adjustment	0bps-20bps	6bps
Commercial mortgage-backed securities	49.3	Discounted cash flow	Discount rate (1)	3.1%-12.8%	10.2%
			Probability of default	0.0%-10.0%	7.8%
			Potential loss severity	0.0%-99.5%	39.5%
Collateralized debt obligations	0.2	Discounted cash flow	Discount rate (1)	95.1%	95.1%
			Probability of default	100.0%	100.0%
			Potential loss severity	91.2%	91.2%
Other debt obligations	6.8	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	2.3%-9.0%	2.7%
			Illiquidity premium	0bps-300bps	240bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	36.9	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.6%	7.6%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	2.9%	2.9%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.5%	52.5%
			Credit spread rate	2.1%	2.1%
Separate account assets	7,225.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-5.3%	3.7%
			Illiquidity premium	0bps-60bps	13bps
			Credit spread rate	83bps-472bps	227bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-16.2%	7.0%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	1.8%-4.3%	2.9%
		Discounted cash flow - real estate debt	Loan to value	6.3%-69.7%	47.0%
			Credit spread rate	3.3%-4.6%	3.9%

Liabilities
Investment contracts	(130.8)	Discounted cash flow	Long duration interest rate	2.6% (2)
			Long-term equity market volatility	18.8%-45.9%
			Non-performance risk	0.3%-1.7%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$8.9	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50bps	50bps
Corporate	43.2	Discounted cash flow	Discount rate (1)	0.0%-7.5%	5.1%
			Comparability adjustment	(4)bps-7bps	0bps
			Illiquidity premium	0bps-60bps	33bps
Collateralized debt obligations	3.1	Discounted cash flow	Discount rate (1)	28.0%	28.0%
			Probability of default	100.0%	100.0%
			Potential loss severity	67.0%	67.0%
Other debt obligations	7.5	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	750bps	750bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	1.1%-2.7%	2.6%
			Illiquidity premium	0bps-300bps	240bps
Other investments	35.1	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%	7.8%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	3.2%	3.2%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.3%	52.3%
			Credit spread rate	2.3%	2.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	6,881.8	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-8.2%	3.9%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	81bps-750bps	241bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-16.4%	7.2%
			Terminal capitalization rate	4.3%-9.8%	6.2%
			Average market rent growth rate	2.0%-4.3%	3.0%
		Discounted cash flow - real estate debt	Loan to value	7.8%-63.1%	47.4%
			Credit spread rate	1.4%-4.6%	2.2%

Liabilities
Investment contracts	(151.1)	Discounted cash flow	Long duration interest rate	2.5%-2.6% (2)
			Long-term equity market volatility	18.4%-44.4%
			Non-performance risk	0.4%-1.9%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2016, certain mortgage loans had been marked to fair value of $2.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $2.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2016, certain real estate had been written down to fair value of $13.9 million. This write down resulted in a loss of $5.3 million, of which $4.5 million was a lower of cost or market adjustment on held-for-sale real estate recorded in net investment income and the remaining $0.8 million was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2016 were:

Discount rate = 10.3%
Terminal capitalization rate = 9.0%
Average market rent growth = 0.0%

During 2015, certain mortgage loans had been marked to fair value of $9.2 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.2 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:

Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:

Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%

During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:

Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%

Fair Value Option

We elected fair value accounting for:

•	Certain commercial mortgage loans and obligations of consolidated VIEs for which it was not practicable for us to determine the carrying value.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
Certain investment funds for which we do not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We do not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2016	December 31, 2015
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$12.4	$18.3
Aggregate contractual principal	12.0	17.8

Obligations of consolidated VIEs (3)
Fair value	59.9	68.1
Aggregate unpaid principal	60.0	78.0

Real estate ventures (1)
Fair value	36.9	35.1

Investment funds (1) (4)
Fair value	36.9	—

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

(3)	Reported with other liabilities in the consolidated statements of financial position.

(4)	We did not have any material investment funds for which we elected the fair value option for the year ended December 31, 2015.

	For the year ended December 31,
	2016	2015	2014

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.1)	$(2.0)	$(1.5)
Interest income (3)	1.2	3.6	6.2

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument specific credit risk (2) (4)	(9.8)	(1.9)	(2.4)
Change in fair value pre-tax loss (2)	(9.8)	(2.1)	(0.7)
Interest expense (5)	1.1	1.1	3.0

Real estate ventures
Change in fair value pre-tax gain (6)	1.5	7.2	17.3

Investment funds
Change in fair value pre-tax gain (6) (7)	2.8	—	—
Dividend income (6)	0.3	—	—

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2016
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$12,621.0	$12,844.0	$—	$—	$12,844.0
Policy loans	784.8	969.8	—	—	969.8
Other investments	193.6	200.1	—	121.0	79.1
Cash and cash equivalents	721.3	721.3	721.3	—	—
Investment contracts	(30,231.9)	(29,788.6)	—	(5,400.8)	(24,387.8)
Short-term debt	(76.5)	(76.5)	—	(76.5)	—
Separate account liabilities	(91,608.0)	(90,724.5)	—	—	(90,724.5)
Bank deposits	(2,199.8)	(2,204.1)	(1,585.1)	(619.0)	—
Cash collateral payable	(564.7)	(564.7)	(564.7)	—	—

	December 31, 2015
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,791.0	$12,105.1	$—	$—	$12,105.1
Policy loans	786.3	990.3	—	—	990.3
Other investments	148.5	160.0	—	81.1	78.9
Cash and cash equivalents	956.6	956.6	956.6	—	—
Investment contracts	(28,079.1)	(27,744.2)	—	(4,925.0)	(22,819.2)
Short-term debt	(108.8)	(108.8)	—	(108.8)	—
Long-term debt	(42.8)	(42.8)	—	—	(42.8)
Separate account liabilities	(83,316.9)	(82,582.6)	—	—	(82,582.6)
Bank deposits	(2,070.8)	(2,074.4)	(1,457.4)	(617.0)	—
Cash collateral payable	(210.4)	(210.4)	(210.4)	—	—

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Other Investments

The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of non-performing loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents not reported at fair value on a recurring basis approximates its fair value, which is reflected in Level 1 given the nature of cash.

Investment Contracts

The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.

Long-Term Debt

Long-term debt included non-recourse mortgages and notes payable that were primarily financings for real estate developments for which the fair values were estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These were reflected in Level 3.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2016, 2015 and 2014, our use of prescribed statutory accounting practices resulted in higher (lower) statutory net income of $3.8 million, $(2.1) million and $6.4 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for derivatives that hedge some of its equity indexed products. In addition, as of December 31, 2016 and 2015, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $180.5 million and $158.1 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2016 and 2015, our affiliated reinsurance subsidiaries assumed statutory reserves of $4,734.0 million and $3,934.2 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2016 and 2015, assets admitted under these practices totaled $1,809.0 million and $1,447.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2016, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2016	2015	2014
	(in millions)
Statutory net income	$996.7	$948.6	$535.5
Statutory capital and surplus	4,643.8	4,496.7	4,202.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

17. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

During fourth quarter 2016, we decided to move long-term care, a business we exited and fully reinsured in 1997, from the U.S. Insurance Solutions segment to the Corporate segment. This change has been applied retrospectively to our segment financial information but did not impact our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, pre-tax other adjustments management believes are not indicative of overall operating trends and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of (1) other postretirement employee benefit cost allocations and (2) income tax allocations. For purposes of determining operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2016	December 31, 2015
	(in millions)
Assets:
Retirement and Income Solutions	$152,682.4	$139,639.9
Principal Global Investors	775.1	736.9
U.S. Insurance Solutions	22,868.8	21,743.8
Corporate	3,983.8	4,173.0
Total consolidated assets	$180,310.1	$166,293.6

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,743.2	$1,774.0	$1,778.9
Retirement and Income Solutions - Spread	4,407.5	4,392.9	3,020.8
Total Retirement and Income Solutions (1)	6,150.7	6,166.9	4,799.7
Principal Global Investors (2)	720.9	692.5	668.2
U.S. Insurance Solutions
Specialty benefits insurance	2,009.1	1,866.0	1,724.7
Individual life insurance	1,622.1	1,569.3	1,532.8
Eliminations	(0.1)	(0.1)	—
Total U.S. Insurance Solutions	3,631.1	3,435.2	3,257.5
Corporate	(95.0)	(111.0)	(99.9)
Total segment operating revenues	10,407.7	10,183.6	8,625.5
Net realized capital gains (losses), net of related revenue adjustments	15.5	(124.4)	(9.6)
Other income on an indemnified uncertain tax position	—	60.2	—
Exited group medical insurance business	—	1.3	0.2
Total revenues per consolidated statements of operations	$10,423.2	$10,120.7	$8,616.1

Pre-tax operating earnings (loss) by segment:
Retirement and Income Solutions	$794.5	$740.1	$851.2
Principal Global Investors	202.0	178.7	159.7
U.S. Insurance Solutions	359.6	428.6	343.3
Corporate	19.9	(23.5)	(30.2)
Total segment pre-tax operating earnings	1,376.0	1,323.9	1,324.0
Pre-tax net realized capital losses, as adjusted (3)	(4.3)	(123.1)	(65.3)
Pre-tax other adjustments (4)	—	11.7	(63.1)
Certain adjustments related to equity method investments	26.6	10.8	29.9
Income before income taxes per consolidated statements
of operations	$1,398.3	$1,223.3	$1,225.5

(1)	Reflects inter-segment revenues of $373.3 million, $422.7 million and $434.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	Reflects inter-segment revenues of $308.9 million, $294.5 million and $273.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(3) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$99.5	$(26.0)	$62.7
Certain derivative and hedging-related adjustments	(81.7)	(97.2)	(73.0)
Certain market value adjustments to fee revenues	(2.5)	(1.1)	—
Recognition of front-end fee revenue	0.2	(0.1)	0.7
Net realized capital gains (losses), net of related revenue adjustments	15.5	(124.4)	(9.6)
Amortization of deferred acquisition costs and other actuarial balances	(77.0)	(13.6)	(49.6)
Capital (gains) losses distributed	7.2	15.1	(10.9)
Certain market value adjustments of embedded derivatives	50.0	(0.2)	4.8
Pre-tax net realized capital losses, as adjusted (a)	$(4.3)	$(123.1)	$(65.3)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(4)
For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

For the year ended December 31, 2014, pre-tax other adjustments included the negative effect of the impact of (a) a court ruling on some uncertain tax positions ($62.2 million) and (b) the effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.9 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$98.6	$76.1	$128.5
Principal Global Investors	71.8	64.0	56.3
U.S. Insurance Solutions	118.2	142.9	112.5
Corporate	(2.4)	(8.8)	(17.5)
Total segment income taxes from operating earnings	286.2	274.2	279.8
Tax benefit related to net realized capital losses, as adjusted	(1.2)	(36.5)	(21.9)
Tax expense (benefit) related to other after-tax adjustments	—	44.2	(14.9)
Total income taxes per consolidated statements of operations	$285.0	$281.9	$243.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$30.4	$28.3	$27.5
Principal Global Investors	11.6	11.1	12.9
U.S. Insurance Solutions	20.0	17.3	16.7
Corporate	4.9	4.3	3.3
Total depreciation and amortization expense included in our
consolidated statements of operations	$66.9	$61.0	$60.4

18. Stock‑Based Compensation Plans

As of December 31, 2016, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Compensation cost	$47.6	$43.3	$41.2
Related income tax benefit	14.5	14.6	14.0
Capitalized as part of an asset	2.8	2.2	2.5

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2016	2015	2014
Expected volatility	31.7%	52.2%	53.2%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	1.5%	1.8%	2.0%
Expected dividend yield	4.07%	2.81%	2.50%
Weighted average estimated fair value	$8.91	$20.43	$18.89

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2016, we had $2.6 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.7 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2016, 2015 and 2014 was $37.38, $51.33 and $44.88, respectively.

As of December 31, 2016, we had $4.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2016, 2015 and 2014 was $37.45, $51.31 and $45.00, respectively.

As of December 31, 2016, we had $35.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $14.00, $7.30 and $8.94 during 2016, 2015 and 2014, respectively.

19. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2016
Total revenues	$3,024.6	$2,262.9	$2,557.0	$2,578.7
Total expenses	2,613.2	2,012.2	2,198.7	2,200.8
Net income	325.1	217.0	280.7	290.5
Net income attributable to PLIC	301.3	216.0	279.8	289.6

2015
Total revenues	$2,325.5	$2,792.1	$2,775.7	$2,227.4
Total expenses	2,074.1	2,418.8	2,538.1	1,866.4
Net income	201.6	291.6	206.8	241.4
Net income attributable to PLIC	200.8	290.8	198.9	240.1

20. Subsequent Event

During the second quarter of 2017, we plan to sell our ownership interest in Principal Global Investors, LLC, (“PGI”) to our direct parent, PFS, as part of a common control transaction. PGI comprises substantially all of our Principal Global Investors segment. We will receive a note from PFS for approximately the carrying value of PGI, bearing interest at the current market rate at the time of transaction. Our ultimate parent, PFG is the guarantor of the note. We have determined that the planned sale of PGI does not meet the criteria to be classified as held for sale as of December 31, 2016.

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the period ended December 31, 2016

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2016
Statements of Operations for the year ended December 31, 2016
Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
Notes to Financial Statements
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2016, and 2015
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
Notes to Consolidated Financial Statements

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2016 *
Schedule III - Supplementary Insurance Information as of December 31, 2016, 2015 and 2014 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2016, 2015 and 2014 and for each of the years then ended *

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(3a)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(3b)	Selling Agreement (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4a)	Form of Variable Annuity Contract (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4b)	Waiver of Surrender Charge Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4c)	Deferred Income Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4d)	No Surrender Charge Rider (Liquidity Max) (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4e)	Return of Premium Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4f)	Annual Step-up Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4g)	Contract Data Page (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(5)	Form of Variable Annuity Application (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(6b)	Bylaws of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)

(8)	Participation Agreements
a. ALPS
	(1)	ALPS Variable Investment Trust Participation Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(2)	ALPS Variable Investment Trust Rule 22c-2 Agreement dated 04/30/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

b. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

c. American Funds
(1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

d. BlackRock
(1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

e. Calvert
(1)	Calvert Variable Products, Inc. Consolidated Fund Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Calvert Insurance Services, Inc. Amendment to Consolidated Fund Participation Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(3)	Calvert Insurance Services, Inc. Consolidated Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Calvert Insurance Services, Inc. Amendment to Consolidated Services Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(5)	Calvert Distributors, Inc. Rule 22-2 Agreement with Princor dated 04/10/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Calvert Distributors, Inc. Rule 22-2 Agreement with Principal Life Insurance Company dated 03/29/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Calvert Investors, Inc. Omnibus Termination Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

f. ClearBridge/Legg Mason
(1)	Legg Mason Participation Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Legg Mason Administrative Services Agreement dated 04/26/2013 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

g. Columbia
(1)	Columbia Funds Variable Insurance Trust Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

h. Delaware Distributors
(1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

i. Dreyfus
(1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

j. DWS
(1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

k. Fidelity
(1)	Fidelity Distributors Corporation Amended and Restated Participation Agreement dated 12/20/2004 (filed with the Commission for 333-116220 as Ex-99.8E1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Fidelity Investments Institutional Operations Company, Inc. Services Agreement dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E2 on 05/01/2008 Accession No. 0000950137-08-006515)
(3)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(4)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(5)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Initial Class Shares dated 03/01/2000 (filed with the Commission for 333-116220 as Ex-99.8E4 on 05/01/2008 Accession No. 0000950137-08-006515)

(6)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class 2 Shares dated 04/01/2002 (filed with the Commission for 333-116220 as Ex-99.8E5 on 05/01/2008 Accession No. 0000950137-08-006515)

l. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(14)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(15)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(16)	Amendment to Franklin Templeton Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(17)	Amendment to Franklin Templeton Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

m. Goldman Sachs
(1)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

n. Guggenheim/Rydex
(1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

o. Invesco (formerly AIM Advisors, Inc.)
(1)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(7)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

p. Janus
(1)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(2)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(11)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

q. MFS
(1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	MFS Fund Distributors, Inc. Amended and Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(4)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(5)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

r. Neuberger Berman
(1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

s. PIMCO
(1)	PIMCO Variable Insurance Trust Participation Agreement dated 03/09/09- (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 03/01/10 Accession No. 0000898745-10-000129)
(2)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(7)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(8)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

t. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 11/03/2016 Accession No. 0000009713-16-000282)
(8)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

u. The Merger Fund VL
(1)	The Merger Fund VL Participation Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
(2)	The Merger Fund VL Administrative Services Agreement dated 05/05/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)

v. Van Eck
(1)	Van Eck Worldwide Insurance Trust Participation Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L1 on 03/01/2010 Accession No. 0000898745-10-000129)
(2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212 and 11/03/2016 Accession No. 0000009713-16-000282)
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *

* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Chair, Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS Viacom, Inc. 1515 Broadway New York, NY 10036	Director Member, Audit and Human Resources Committees
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director - Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Income Solutions
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Chief Operating Officer - Principal Global Investors
MARK S. LAGOMARCINO(2)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Investments
TERRANCE J. LILLIS(2)	Executive Vice President
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director - Investments
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Income Solutions
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAAF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(2)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(2)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2016 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2016)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76.6
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	82.5
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70

-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited*#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	55
-->LGCM (Cayman) Limited*	Cayman Islands	100

-->LG Capital (UK) Limited*	Wales/United Kingdom	100
-->Liongate Limited*	Malta	55
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Liongate Capital Management (India) Private Limited*	India	100
-->Liongate Capital Management Inc.*	Delaware	100
-->Liongate Capital Management (US) LP*	Delaware	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc.*#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2017

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	71
Personal Variable Contracts	11
Premier Variable Contracts	23
Flexible Variable Annuity Contract	19,210
Freedom Variable Annuity Contract	768
Freedom 2 Variable Annuity Contract	246
Investment Plus Variable Annuity Contract	67,266
Principal Lifetime Income Solutions	1,032
Principal Pivot Series Variable Annuity	582
Principal Lifetime Income Solutions II	N/A
Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Gregory B. Elming	Director
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$35,236,912.92	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2017.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 28, 2017
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 28, 2017
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President and	April 28, 2017
T. J. Lillis	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 28, 2017
B. J. Bernard

(J. Carter-Miller)*	Director	April 28, 2017
J. Carter-Miller

(M. T. Dan)*	Director	April 28, 2017
M. T. Dan

(D. H. Ferro)*	Director	April 28, 2017
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 28, 2017
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 28, 2017
S. L. Helton

(R. C. Hochschild)*	Director	April 28, 2017
R. C. Hochschild

(S. M. Mills)*	Director	April 28, 2017
S. M. Mills

(B. C. Pickerell)*	Director	April 28, 2017
B. C. Pickerell

(E. E. Tallett)*	Director	April 28, 2017
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Powers of Attorney (Previously filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212 and 11/03/2016 Accession No. 0000009713-16-000282)